Vanguard® Balanced Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (61.2%)
Basic Materials (1.0%)
	Linde plc	307,308	146,543
	Freeport-McMoRan Inc.	921,769	46,015
	Air Products and Chemicals Inc.	142,879	42,541
	Ecolab Inc.	164,503	42,003
	Newmont Corp.	739,742	39,539
	Fastenal Co.	367,281	26,231
	Nucor Corp.	151,977	22,848
	International Flavors & Fragrances Inc.	164,587	17,270
	LyondellBasell Industries NV Class A	166,289	15,947
	Steel Dynamics Inc.	94,395	11,901
	Avery Dennison Corp.	51,511	11,372
	International Paper Co.	222,552	10,872
	Reliance Inc.	35,349	10,223
	CF Industries Holdings Inc.	115,731	9,930
	Celanese Corp.	69,863	9,499
	Eastman Chemical Co.	74,054	8,290
	Albemarle Corp.	75,276	7,129
	Alcoa Corp.	168,486	6,500
	Royal Gold Inc.	42,870	6,015
*	RBC Bearings Inc.	19,036	5,699
	Mosaic Co.	207,401	5,554
	Mueller Industries Inc.	74,350	5,509
	FMC Corp.	80,170	5,286
	Carpenter Technology Corp.	30,920	4,934
	UFP Industries Inc.	37,447	4,913
	United States Steel Corp.	130,159	4,598
	Commercial Metals Co.	74,580	4,099
	Cabot Corp.	35,804	4,002
	Element Solutions Inc.	142,197	3,862
	Westlake Corp.	25,511	3,834
*	Cleveland-Cliffs Inc.	294,419	3,760
	Balchem Corp.	21,252	3,740
	Olin Corp.	76,139	3,653
	Timken Co.	40,056	3,376
	Hexcel Corp.	54,120	3,346
	Avient Corp.	58,112	2,924
	Ashland Inc.	30,215	2,628
	NewMarket Corp.	4,734	2,613
	Huntsman Corp.	106,289	2,572
	Hecla Mining Co.	376,224	2,509
	Scotts Miracle-Gro Co.	26,682	2,313
	Sensient Technologies Corp.	26,094	2,093
	Chemours Co.	96,612	1,963
	Sylvamo Corp.	22,188	1,905
	Innospec Inc.	16,761	1,895
*	Arcadium Lithium plc	632,514	1,803
*	Coeur Mining Inc.	244,790	1,684
*	Uranium Energy Corp.	267,443	1,661
	Minerals Technologies Inc.	20,631	1,593
	Hawkins Inc.	12,325	1,571
	Materion Corp.	13,993	1,565
	Quaker Chemical Corp.	8,683	1,463
*,1	MP Materials Corp.	74,663	1,318
	Stepan Co.	14,027	1,084
	Tronox Holdings plc	72,864	1,066
*	Ingevity Corp.	22,680	885
	Kaiser Aluminum Corp.	9,951	722
	Worthington Steel Inc.	18,083	615
*	Century Aluminum Co.	37,670	611
	Mativ Holdings Inc.	35,261	599
*,1	Energy Fuels Inc.	103,146	566
	Koppers Holdings Inc.	14,510	530

		Shares	Market Value ($000)
*	Ivanhoe Electric Inc.	57,289	485
*	Ecovyst Inc.	70,433	482
	AdvanSix Inc.	14,349	436
*	Metallus Inc.	27,885	414
	Ryerson Holding Corp.	20,324	405
	Haynes International Inc.	6,674	397
*	Rayonier Advanced Materials Inc.	44,700	383
	Radius Recycling Inc.	18,601	345
*	Clearwater Paper Corp.	11,937	341
*	Northwest Pipe Co.	7,317	330
	Compass Minerals International Inc.	27,293	328
*	LSB Industries Inc.	39,093	314
*	Universal Stainless & Alloy Products Inc.	7,442	287
*	Ur-Energy Inc.	215,196	256
	Olympic Steel Inc.	6,373	249
*	Idaho Strategic Resources Inc.	14,164	228
*	LanzaTech Global Inc.	99,800	191
*	GrafTech International Ltd.	143,000	189
*	Intrepid Potash Inc.	7,428	178
	Omega Flex Inc.	2,737	137
*	Tredegar Corp.	18,346	134
*	Unifi Inc.	16,177	119
*	Dakota Gold Corp.	50,500	119
*	Piedmont Lithium Inc.	12,436	111
*	Contango ORE Inc.	5,641	109
*	Origin Materials Inc.	68,704	106
	American Vanguard Corp.	19,365	103
	FutureFuel Corp.	16,400	94
*	Ascent Industries Co.	9,600	93
*	Perma-Pipe International Holdings Inc.	7,151	93
*,1	ASP Isotopes Inc.	31,163	87
*	NN Inc.	22,036	86
	Northern Technologies International Corp.	5,764	71
*	Glatfelter Corp.	29,983	54
*	Culp Inc.	7,359	48
	Friedman Industries Inc.	2,625	42
*	Hycroft Mining Holding Corp. Class A	15,211	38
	United-Guardian Inc.	2,067	33
*	Gold Resource Corp.	88,800	31
*	American Battery Technology Co.	23,913	26
	Chicago Rivet & Machine Co.	710	13
			611,569
Consumer Discretionary (8.5%)
*	Amazon.com Inc.	6,076,057	1,132,152
*	Tesla Inc.	1,746,602	456,963
	Home Depot Inc.	638,830	258,854
	Costco Wholesale Corp.	285,104	252,750
	Walmart Inc.	2,845,681	229,789
*	Netflix Inc.	276,050	195,794
	McDonald's Corp.	461,469	140,522
	Walt Disney Co.	1,166,906	112,245
	Lowe's Cos. Inc.	366,253	99,200
*	Uber Technologies Inc.	1,283,582	96,474
	Booking Holdings Inc.	21,551	90,775
	TJX Cos. Inc.	726,813	85,430
	Starbucks Corp.	728,600	71,031
	NIKE Inc. Class B	772,729	68,309
*	Chipotle Mexican Grill Inc.	880,020	50,707
	Target Corp.	296,990	46,289
*	O'Reilly Automotive Inc.	37,300	42,955
	Hilton Worldwide Holdings Inc.	158,141	36,452
	Marriott International Inc. Class A	144,639	35,957
	DR Horton Inc.	188,317	35,925
*	AutoZone Inc.	10,982	34,594
	General Motors Co.	721,508	32,352
*	Airbnb Inc. Class A	254,256	32,242
	Ross Stores Inc.	214,069	32,220
*	Trade Desk Inc. Class A	287,653	31,541
	Lennar Corp. Class A	159,641	29,930

		Shares	Market Value ($000)
*	Copart Inc.	557,930	29,236
	Ford Motor Co.	2,506,038	26,464
	Yum! Brands Inc.	180,701	25,246
	Royal Caribbean Cruises Ltd.	141,129	25,031
	Electronic Arts Inc.	169,504	24,314
	Delta Air Lines Inc.	416,268	21,142
	eBay Inc.	313,618	20,420
	Tractor Supply Co.	69,529	20,228
*	Lululemon Athletica Inc.	73,260	19,879
	PulteGroup Inc.	133,916	19,221
*	NVR Inc.	1,877	18,417
	Garmin Ltd.	99,365	17,491
*	Take-Two Interactive Software Inc.	107,193	16,477
*	Deckers Outdoor Corp.	97,800	15,594
*	ROBLOX Corp. Class A	346,157	15,321
	Estee Lauder Cos. Inc. Class A	141,923	14,148
*	Carvana Co.	76,080	13,246
	Omnicom Group Inc.	125,637	12,990
	Best Buy Co. Inc.	125,642	12,979
	Williams-Sonoma Inc.	81,515	12,628
	Genuine Parts Co.	89,779	12,540
	Darden Restaurants Inc.	75,701	12,425
*	Aptiv plc	172,052	12,389
*	United Airlines Holdings Inc.	211,256	12,054
	Dollar General Corp.	141,798	11,992
*	Ulta Beauty Inc.	30,565	11,893
	Las Vegas Sands Corp.	236,154	11,888
*	Expedia Group Inc.	80,231	11,876
*	Warner Bros Discovery Inc.	1,416,544	11,686
*	DraftKings Inc. Class A	295,607	11,588
*	Live Nation Entertainment Inc.	104,880	11,483
*	Carnival Corp.	617,993	11,421
	Southwest Airlines Co.	384,936	11,406
*	Burlington Stores Inc.	40,748	10,736
	Toll Brothers Inc.	65,803	10,166
	Domino's Pizza Inc.	22,452	9,658
	RB Global Inc.	119,042	9,582
	Rollins Inc.	187,054	9,461
*	Dollar Tree Inc.	130,561	9,181
*	Liberty Media Corp.-Liberty Formula One Class C	115,551	8,947
	Pool Corp.	23,329	8,790
*	Floor & Decor Holdings Inc. Class A	66,207	8,221
	Wingstop Inc.	18,697	7,779
*	CarMax Inc.	99,832	7,725
	Interpublic Group of Cos. Inc.	241,360	7,634
	Texas Roadhouse Inc. Class A	42,927	7,581
	Dick's Sporting Goods Inc.	35,059	7,317
*	BJ's Wholesale Club Holdings Inc.	85,459	7,049
	Service Corp. International	88,590	6,992
	Tapestry Inc.	147,053	6,909
	LKQ Corp.	170,518	6,807
	Aramark	171,418	6,639
*	Duolingo Inc. Class A	23,052	6,501
	News Corp. Class A	235,764	6,278
*	Rivian Automotive Inc. Class A	555,845	6,237
	Fox Corp. Class A	147,009	6,223
	Hasbro Inc.	84,914	6,141
	Tempur Sealy International Inc.	106,419	5,810
	Wynn Resorts Ltd.	60,523	5,803
	Murphy USA Inc.	11,733	5,783
	Churchill Downs Inc.	42,632	5,764
*	Norwegian Cruise Line Holdings Ltd.	280,693	5,757
*	MGM Resorts International	146,719	5,735
	H&R Block Inc.	89,813	5,708
*	GameStop Corp. Class A	248,641	5,701
*	Skechers USA Inc. Class A	84,549	5,658
*	Cava Group Inc.	44,823	5,551
*	Caesars Entertainment Inc.	132,936	5,549
	Lithia Motors Inc. Class A	17,389	5,523
	New York Times Co. Class A	98,817	5,501

		Shares	Market Value ($000)
*	TKO Group Holdings Inc. Class A	43,977	5,440
	BorgWarner Inc.	145,430	5,278
*	Bright Horizons Family Solutions Inc.	37,492	5,254
*	Crocs Inc.	36,180	5,239
*	Light & Wonder Inc.	56,400	5,117
	VF Corp.	253,654	5,060
	U-Haul Holding Co.	69,136	4,978
	Meritage Homes Corp.	23,515	4,822
	Ralph Lauren Corp.	24,367	4,724
*	American Airlines Group Inc.	418,493	4,704
*	Abercrombie & Fitch Co. Class A	32,719	4,577
	Bath & Body Works Inc.	139,101	4,440
*	Planet Fitness Inc. Class A	54,541	4,430
*	Taylor Morrison Home Corp. Class A	62,771	4,410
	Gentex Corp.	146,663	4,354
*	SiteOne Landscape Supply Inc.	28,762	4,340
	Vail Resorts Inc.	24,401	4,253
	Hyatt Hotels Corp. Class A	27,215	4,142
*	Mattel Inc.	213,133	4,060
*	elf Beauty Inc.	36,707	4,002
	Lear Corp.	36,058	3,936
*	Etsy Inc.	70,732	3,928
	Wyndham Hotels & Resorts Inc.	49,946	3,903
*	AutoNation Inc.	21,778	3,897
*	Ollie's Bargain Outlet Holdings Inc.	39,457	3,835
	Whirlpool Corp.	34,842	3,728
	PVH Corp.	35,998	3,630
	Thor Industries Inc.	32,920	3,618
*	Alaska Air Group Inc.	80,002	3,617
	Paramount Global Class B	334,307	3,550
	KB Home	40,803	3,496
*	Valvoline Inc.	82,394	3,448
	Gap Inc.	154,294	3,402
	Sirius XM Holdings Inc.	141,953	3,357
*	Wayfair Inc. Class A	58,324	3,277
*	RH	9,688	3,240
*	Boot Barn Holdings Inc.	19,305	3,229
	Nexstar Media Group Inc. Class A	19,421	3,211
	Group 1 Automotive Inc.	8,067	3,090
*	Champion Homes Inc.	32,515	3,084
*	Capri Holdings Ltd.	72,406	3,073
*	Five Below Inc.	34,464	3,045
*	Asbury Automotive Group Inc.	12,536	2,991
	Harley-Davidson Inc.	74,839	2,884
	Polaris Inc.	34,288	2,854
	Kontoor Brands Inc.	34,891	2,853
*	Lyft Inc. Class A	221,738	2,827
*	M/I Homes Inc.	16,418	2,813
	Fox Corp. Class B	72,150	2,799
	Academy Sports & Outdoors Inc.	47,912	2,796
	Signet Jewelers Ltd.	26,844	2,769
*	Grand Canyon Education Inc.	18,935	2,686
	Boyd Gaming Corp.	41,517	2,684
*	Liberty Media Corp.-Liberty Formula One Class A	37,311	2,669
	Macy's Inc.	168,005	2,636
	Warner Music Group Corp. Class A	83,419	2,611
	American Eagle Outfitters Inc.	116,017	2,598
*	Madison Square Garden Sports Corp.	12,340	2,570
*	Tri Pointe Homes Inc.	56,037	2,539
*	Shake Shack Inc. Class A	24,483	2,527
[1]	Endeavor Group Holdings Inc. Class A	87,761	2,506
	Six Flags Entertainment Corp.	58,721	2,367
*	Frontdoor Inc.	49,090	2,356
*	YETI Holdings Inc.	55,770	2,288
	News Corp. Class B	81,302	2,272
*	Dutch Bros Inc. Class A	70,870	2,270
*	Chewy Inc. Class A	77,383	2,267
*	Cavco Industries Inc.	5,283	2,262
[1]	Choice Hotels International Inc.	17,035	2,220
*,1	Lucid Group Inc.	624,322	2,204

		Shares	Market Value ($000)
*	Coty Inc. Class A	231,539	2,174
*	Stride Inc.	25,406	2,167
*	Brinker International Inc.	28,139	2,153
*	Sweetgreen Inc. Class A	60,046	2,129
	Penske Automotive Group Inc.	13,077	2,124
	Steven Madden Ltd.	43,009	2,107
*	SkyWest Inc.	24,588	2,090
	Rush Enterprises Inc. Class A	37,320	1,972
*	Cinemark Holdings Inc.	69,779	1,943
	Wendy's Co.	110,211	1,931
	Nordstrom Inc.	85,722	1,928
	Century Communities Inc.	18,526	1,908
	Newell Brands Inc.	248,075	1,905
	LCI Industries	15,684	1,891
*	Penn Entertainment Inc.	99,618	1,879
	Travel + Leisure Co.	40,488	1,866
*	Dorman Products Inc.	16,340	1,848
	Red Rock Resorts Inc. Class A	33,927	1,847
	Graham Holdings Co. Class B	2,196	1,805
*	Green Brick Partners Inc.	21,304	1,779
*	Visteon Corp.	18,440	1,756
*	ACV Auctions Inc. Class A	84,971	1,727
	TEGNA Inc.	109,029	1,720
*	Goodyear Tire & Rubber Co.	192,347	1,702
*	Hilton Grand Vacations Inc.	46,085	1,674
*	Adtalem Global Education Inc.	22,037	1,663
*	Urban Outfitters Inc.	43,342	1,660
	Columbia Sportswear Co.	19,721	1,641
	HNI Corp.	30,458	1,640
	Foot Locker Inc.	61,294	1,584
*	Hanesbrands Inc.	214,201	1,574
*	LGI Homes Inc.	12,866	1,525
	Advance Auto Parts Inc.	38,344	1,495
	Marriott Vacations Worldwide Corp.	19,601	1,440
*	Liberty Media Corp.-Liberty Live Class C	27,883	1,431
	Inter Parfums Inc.	10,962	1,419
	Kohl's Corp.	65,916	1,391
	Strategic Education Inc.	14,860	1,375
	Carter's Inc.	20,980	1,363
	Levi Strauss & Co. Class A	62,447	1,361
*	Victoria's Secret & Co.	52,873	1,359
	Laureate Education Inc.	81,258	1,350
	PriceSmart Inc.	14,654	1,345
*	Vista Outdoor Inc.	33,811	1,325
*	Life Time Group Holdings Inc.	53,540	1,307
*	JetBlue Airways Corp.	198,624	1,303
	PROG Holdings Inc.	26,363	1,278
*	QuantumScape Corp. Class A	218,781	1,258
	John Wiley & Sons Inc. Class A	26,016	1,255
	Cheesecake Factory Inc.	30,438	1,234
	Acushnet Holdings Corp.	18,715	1,193
*	OPENLANE Inc.	69,029	1,165
	La-Z-Boy Inc.	26,930	1,156
	Phinia Inc.	25,110	1,156
	Leggett & Platt Inc.	83,852	1,142
*	Fox Factory Holding Corp.	27,248	1,131
*	Under Armour Inc. Class A	123,559	1,101
*	AMC Entertainment Holdings Inc. Class A	240,221	1,093
	Dillard's Inc. Class A	2,807	1,077
	Papa John's International Inc.	19,817	1,068
*	Peloton Interactive Inc. Class A	226,241	1,059
	Winnebago Industries Inc.	18,210	1,058
*	Topgolf Callaway Brands Corp.	94,601	1,039
	MillerKnoll Inc.	41,498	1,027
*	Sonos Inc.	80,503	989
	Bloomin' Brands Inc.	59,600	985
*	TripAdvisor Inc.	67,679	981
*	Knowles Corp.	53,474	964
*	United Parks & Resorts Inc.	18,903	956
*	Helen of Troy Ltd.	15,340	949

		Shares	Market Value ($000)
	Upbound Group Inc.	29,612	947
	Buckle Inc.	21,217	933
*	Madison Square Garden Entertainment Corp. Class A	21,871	930
*	Atlanta Braves Holdings Inc. Class C	22,539	897
*	Gentherm Inc.	19,254	896
*	Sally Beauty Holdings Inc.	65,334	887
	Oxford Industries Inc.	10,127	879
	Dana Inc.	81,618	862
	Perdoceo Education Corp.	38,507	856
	Avis Budget Group Inc.	9,687	848
*	Sabre Corp.	224,300	823
	A-Mark Precious Metals Inc.	18,440	814
*	G-III Apparel Group Ltd.	25,976	793
	Worthington Enterprises Inc.	19,118	792
	Wolverine World Wide Inc.	45,132	786
*	Global Business Travel Group I	101,431	780
*	Liberty Media Corp.-Liberty Live Class A	15,584	772
	Steelcase Inc. Class A	55,928	754
	Winmark Corp.	1,926	738
*	Sphere Entertainment Co.	16,138	713
*	Central Garden & Pet Co. Class A	22,486	706
*	Dave & Buster's Entertainment Inc.	20,384	694
	Cracker Barrel Old Country Store Inc.	15,243	691
	Caleres Inc.	20,439	676
	Interface Inc. Class A	35,478	673
*	Under Armour Inc. Class C	80,321	671
*	QuinStreet Inc.	34,959	669
*	Arlo Technologies Inc.	54,828	664
*	Integral Ad Science Holding Corp.	60,118	650
	Krispy Kreme Inc.	60,266	647
	Jack in the Box Inc.	13,756	640
	Camping World Holdings Inc. Class A	26,182	634
*	ODP Corp.	21,146	629
*	Everi Holdings Inc.	46,866	616
*	Cars.com Inc.	36,500	612
*	XPEL Inc.	14,093	611
*	National Vision Holdings Inc.	53,704	586
	Monro Inc.	20,203	583
*	Dream Finders Homes Inc. Class A	16,072	582
*	Beazer Homes USA Inc.	16,992	581
*	Revolve Group Inc. Class A	23,377	579
	Allegiant Travel Co.	10,482	577
*	Driven Brands Holdings Inc.	39,665	566
*	Figs Inc. Class A	82,563	565
*	Coursera Inc.	70,601	561
	Monarch Casino & Resort Inc.	6,962	552
*	Central Garden & Pet Co.	15,120	551
*	Lions Gate Entertainment Corp. Class A	70,265	550
*	Malibu Boats Inc. Class A	13,979	543
*	Gannett Co. Inc.	96,200	541
*	Hovnanian Enterprises Inc. Class A	2,630	538
*	Viad Corp.	14,866	533
	Sonic Automotive Inc. Class A	9,075	531
*	BJ's Restaurants Inc.	16,148	526
	Ethan Allen Interiors Inc.	16,422	524
*	Portillo's Inc. Class A	38,368	517
*	Chuy's Holdings Inc.	13,028	487
	Sturm Ruger & Co. Inc.	11,636	485
*	Udemy Inc.	63,982	476
*	Vizio Holding Corp. Class A	42,297	472
*	MarineMax Inc.	13,108	462
	Shoe Carnival Inc.	10,530	462
	Matthews International Corp. Class A	19,642	456
*	American Axle & Manufacturing Holdings Inc.	72,396	447
	Golden Entertainment Inc.	13,829	440
*	Mister Car Wash Inc.	65,542	427
	Scholastic Corp.	13,210	423
*	Rush Street Interactive Inc.	38,600	419
*	Daily Journal Corp.	818	401
*	Universal Technical Institute Inc.	24,531	399

		Shares	Market Value ($000)
	Arhaus Inc. Class A	32,331	398
*	Accel Entertainment Inc. Class A	34,084	396
*	Stagwell Inc. Class A	55,590	390
*,1	Frontier Group Holdings Inc.	72,435	388
*	Clean Energy Fuels Corp.	124,439	387
*	Thryv Holdings Inc.	22,100	381
*	Liquidity Services Inc.	16,457	375
*	Leslie's Inc.	117,675	372
	Smith & Wesson Brands Inc.	26,547	345
*	Lions Gate Entertainment Corp. Class B	49,648	344
	Sinclair Inc.	22,500	344
	Dine Brands Global Inc.	10,679	334
*	Sun Country Airlines Holdings Inc.	29,826	334
	Standard Motor Products Inc.	9,985	332
*	Kura Sushi USA Inc. Class A	4,046	326
*,1	Atlanta Braves Holdings Inc. Class A	7,675	324
*	National CineMedia Inc.	44,600	314
*	PlayAGS Inc.	27,501	313
*	First Watch Restaurant Group Inc.	20,063	313
*	Lovesac Co.	10,900	312
	Guess? Inc.	14,760	297
*	Funko Inc. Class A	24,100	295
	Haverty Furniture Cos. Inc.	10,734	295
*	Clear Channel Outdoor Holdings Inc.	181,601	291
*	Beyond Inc.	28,771	290
*	Hertz Global Holdings Inc.	86,328	285
	RCI Hospitality Holdings Inc.	6,314	281
	Rush Enterprises Inc. Class B	5,850	281
	Build-A-Bear Workshop Inc.	8,127	279
	Carriage Services Inc. Class A	8,479	278
	Global Industrial Co.	8,121	276
	Paramount Global Class A	12,582	275
*	Lindblad Expeditions Holdings Inc.	29,347	271
*	Instructure Holdings Inc.	11,518	271
*	Lincoln Educational Services Corp.	21,600	258
*	Petco Health & Wellness Co. Inc. Class A	56,651	258
	Gray Television Inc.	46,283	248
*	Sleep Number Corp.	13,537	248
*	Denny's Corp.	37,823	244
*	Genesco Inc.	8,865	241
	Designer Brands Inc. Class A	32,252	238
	Marcus Corp.	15,780	238
*	Boston Omaha Corp. Class A	15,593	232
*	Zumiez Inc.	10,629	226
*	Bally's Corp.	13,093	226
*	Smith Douglas Homes Corp. Class A	5,974	226
*	Xponential Fitness Inc. Class A	18,173	225
*	El Pollo Loco Holdings Inc.	16,271	223
*	Latham Group Inc.	32,438	221
*	Eastman Kodak Co.	46,489	219
*	MasterCraft Boat Holdings Inc.	11,800	215
*	American Public Education Inc.	14,286	211
*	RealReal Inc.	66,800	210
*	Stoneridge Inc.	18,241	204
	Lennar Corp. Class B	1,172	203
*	Turtle Beach Corp.	13,183	202
[1]	Bowlero Corp. Class A	17,051	200
*	Corsair Gaming Inc.	28,628	199
*	AMC Networks Inc. Class A	22,780	198
	Arko Corp.	27,900	196
	Movado Group Inc.	10,482	195
	Flexsteel Industries Inc.	4,330	192
[1]	Spirit Airlines Inc.	79,501	191
*	Lands' End Inc.	10,900	188
	Aaron's Co. Inc.	18,696	186
*,1	Wheels Up Experience Inc.	75,718	183
*	Potbelly Corp.	21,880	182
*	America's Car-Mart Inc.	4,309	181
*	Savers Value Village Inc.	17,243	181
	Rocky Brands Inc.	5,601	178

		Shares	Market Value ($000)
*	Tile Shop Holdings Inc.	26,800	177
*	Legacy Housing Corp.	6,400	175
*	Stitch Fix Inc. Class A	59,923	169
*	1-800-Flowers.com Inc. Class A	21,198	168
	Weyco Group Inc.	4,901	167
*	Qurate Retail Inc. Class A	266,634	163
*	Red Cat Holdings Inc.	64,308	163
	Cricut Inc. Class A	23,296	161
*,1	Barnes & Noble Education Inc.	17,421	161
*	OneWater Marine Inc. Class A	6,600	158
*	iRobot Corp.	17,796	155
*	iHeartMedia Inc. Class A	81,059	150
*	Full House Resorts Inc.	29,586	149
*,1	Luminar Technologies Inc. Class A	164,987	148
*	Cooper-Standard Holdings Inc.	10,000	139
*	Strattec Security Corp.	3,216	137
*	European Wax Center Inc. Class A	20,055	136
*	Angi Inc. Class A	51,994	134
*	Landsea Homes Corp.	10,500	130
*	GoPro Inc. Class A	93,976	128
	Superior Group of Cos. Inc.	8,001	124
*	Outbrain Inc.	25,574	124
	Nathan's Famous Inc.	1,509	122
	Virco Manufacturing Corp.	8,208	113
*	Chegg Inc.	61,656	109
*	Vera Bradley Inc.	19,900	109
	Johnson Outdoors Inc. Class A	2,929	106
*	Destination XL Group Inc.	34,900	103
*	American Outdoor Brands Inc.	11,061	102
*	BARK Inc.	62,355	102
*	Motorcar Parts of America Inc.	13,428	99
*	EW Scripps Co. Class A	44,261	99
	J. Jill Inc.	4,000	99
	Clarus Corp.	21,337	96
	Townsquare Media Inc. Class A	9,269	94
	Lakeland Industries Inc.	4,633	93
*	Holley Inc.	31,500	93
	Cato Corp. Class A	18,491	92
*	AMMO Inc.	60,739	87
	Bassett Furniture Industries Inc.	5,800	84
*	Universal Electronics Inc.	8,830	82
	Entravision Communications Corp. Class A	38,303	79
*	Superior Industries International Inc.	25,107	76
*	Cardlytics Inc.	23,301	75
	Hooker Furnishings Corp.	4,101	74
*	Citi Trends Inc.	3,954	73
*	JAKKS Pacific Inc.	2,879	73
*	Playstudios Inc.	47,646	72
*	LiveOne Inc.	73,227	69
	NL Industries Inc.	9,161	68
*	Sportsman's Warehouse Holdings Inc.	25,100	68
*	Traeger Inc.	18,573	68
*	SES AI Corp.	106,300	68
	Canterbury Park Holding Corp.	3,400	66
*	ContextLogic Inc. Class A	12,102	66
*,1	Blink Charging Co.	37,833	65
	Marine Products Corp.	6,508	63
*	Red Robin Gourmet Burgers Inc.	14,100	62
	Escalade Inc.	4,321	61
*	Tilly's Inc. Class A	11,657	59
*	ONE Group Hospitality Inc.	15,411	57
*	Vuzix Corp.	47,800	56
*	Kewaunee Scientific Corp.	1,646	55
*	Biglari Holdings Inc. Class A	62	52
*	Allbirds Inc. Class A	4,333	51
*	Fossil Group Inc.	42,400	50
*	WW International Inc.	56,463	50
*	RumbleON Inc. Class B	9,789	47
*	Purple Innovation Inc. Class A	45,093	45
*	Mondee Holdings Inc. Class A	29,400	41

		Shares	Market Value ($000)
*	Nerdy Inc.	40,600	40
*	Century Casinos Inc.	15,363	39
	CuriosityStream Inc.	20,600	39
*,1	Sonder Holdings Inc.	8,360	39
*	Lee Enterprises Inc.	4,325	38
*	Mesa Air Group Inc.	29,600	36
	Big 5 Sporting Goods Corp.	16,718	35
*	ThredUp Inc. Class A	41,643	35
	Hamilton Beach Brands Holding Co. Class A	1,084	33
*	Noodles & Co. Class A	27,098	33
	Lifetime Brands Inc.	4,913	32
*	Marchex Inc. Class B	15,105	28
*	Lulu's Fashion Lounge Holdings Inc.	15,108	24
*	Kartoon Studios Inc.	25,381	22
*	Spruce Power Holding Corp.	7,850	22
*,1	Canoo Inc.	15,225	15
*	Rent the Runway Inc. Class A	1,522	15
*	Cumulus Media Inc. Class A	10,024	13
*	Owlet Inc. Class A	2,945	13
*	Vacasa Inc. Class A	4,565	13
*	Focus Universal Inc.	24,900	7
*	Container Store Group Inc.	751	7
*,2	Luby's Inc.	6,211	5
*	Beasley Broadcast Group Inc. Class A	245	3
*,1,2	SRAX Inc.	7,476	1
*,2	Marriott International Lodging Ltd.	62,955	—
			4,946,962
Consumer Staples (2.7%)
	Procter & Gamble Co.	1,512,558	261,975
	Coca-Cola Co.	2,495,595	179,333
	PepsiCo Inc.	883,617	150,259
	Philip Morris International Inc.	999,874	121,385
	Mondelez International Inc. Class A	859,784	63,340
	Altria Group Inc.	1,096,594	55,970
	Colgate-Palmolive Co.	524,289	54,426
	CVS Health Corp.	808,373	50,831
	McKesson Corp.	83,371	41,220
	Kimberly-Clark Corp.	216,409	30,791
	Kenvue Inc.	1,229,624	28,441
	Constellation Brands Inc. Class A	105,090	27,081
	General Mills Inc.	358,147	26,449
	Keurig Dr Pepper Inc.	696,026	26,087
	Corteva Inc.	443,669	26,083
	Cencora Inc.	113,313	25,505
	Sysco Corp.	316,420	24,700
	Kroger Co.	416,288	23,853
*	Monster Beverage Corp.	438,953	22,900
	Archer-Daniels-Midland Co.	306,476	18,309
	Hershey Co.	95,181	18,254
	Kraft Heinz Co.	504,542	17,715
	Church & Dwight Co. Inc.	159,049	16,656
	Kellanova	178,029	14,369
	McCormick & Co. Inc. (Non-Voting)	162,060	13,338
	Clorox Co.	79,555	12,960
	Tyson Foods Inc. Class A	184,426	10,984
	Conagra Brands Inc.	309,162	10,054
*	US Foods Holding Corp.	158,171	9,728
	Brown-Forman Corp. Class B	190,272	9,361
	Casey's General Stores Inc.	24,064	9,041
	Bunge Global SA	90,631	8,759
	J M Smucker Co.	65,381	7,918
*	Performance Food Group Co.	98,694	7,735
*	Sprouts Farmers Market Inc.	64,502	7,122
	Molson Coors Beverage Co. Class B	110,585	6,361
	Hormel Foods Corp.	195,598	6,200
	Campbell Soup Co.	125,993	6,164
	Lamb Weston Holdings Inc.	91,423	5,919
	Ingredion Inc.	41,801	5,745
*	BellRing Brands Inc.	83,566	5,074

		Shares	Market Value ($000)
*	Freshpet Inc.	31,911	4,365
	Coca-Cola Consolidated Inc.	3,224	4,244
	Walgreens Boots Alliance Inc.	453,259	4,061
*	Darling Ingredients Inc.	102,958	3,826
	Albertsons Cos. Inc. Class A	201,298	3,720
*	Post Holdings Inc.	29,813	3,451
*	Celsius Holdings Inc.	107,132	3,360
	Flowers Foods Inc.	123,133	2,841
	Primo Water Corp.	98,490	2,487
	WD-40 Co.	8,936	2,304
	Lancaster Colony Corp.	12,324	2,176
*	Simply Good Foods Co.	58,309	2,027
	Cal-Maine Foods Inc.	24,826	1,858
*	Boston Beer Co. Inc. Class A	5,753	1,663
	Spectrum Brands Holdings Inc.	17,105	1,627
	Energizer Holdings Inc.	42,847	1,361
	Vector Group Ltd.	88,188	1,316
*	TreeHouse Foods Inc.	30,729	1,290
	J & J Snack Foods Corp.	7,377	1,270
	Brown-Forman Corp. Class A	25,690	1,235
	Edgewell Personal Care Co.	29,668	1,078
*	Grocery Outlet Holding Corp.	60,118	1,055
	Reynolds Consumer Products Inc.	33,928	1,055
	Andersons Inc.	20,748	1,040
*	Chefs' Warehouse Inc.	24,617	1,034
*	Pilgrim's Pride Corp.	22,298	1,027
	Universal Corp.	16,258	863
	MGP Ingredients Inc.	10,236	852
	Weis Markets Inc.	11,489	792
*	Vita Coco Co. Inc.	27,555	780
	Ingles Markets Inc. Class A	10,412	777
	Fresh Del Monte Produce Inc.	24,817	733
	National Beverage Corp.	15,304	718
*	Vital Farms Inc.	20,289	712
	Utz Brands Inc.	38,353	679
*	United Natural Foods Inc.	39,940	672
	WK Kellogg Co.	37,560	643
	SpartanNash Co.	25,540	572
*	Hain Celestial Group Inc.	63,791	551
	Seaboard Corp.	161	505
	Turning Point Brands Inc.	11,701	505
	John B Sanfilippo & Son Inc.	5,217	492
*	Herbalife Ltd.	62,910	452
	B&G Foods Inc.	46,582	414
*	Mission Produce Inc.	28,628	367
	Calavo Growers Inc.	12,130	346
	Tootsie Roll Industries Inc.	11,187	346
	ACCO Brands Corp.	59,091	323
*,1	Beyond Meat Inc.	42,680	289
*	USANA Health Sciences Inc.	7,561	287
	Natural Grocers by Vitamin Cottage Inc.	9,195	273
	Nu Skin Enterprises Inc. Class A	35,698	263
	Oil-Dri Corp. of America	3,586	247
	Limoneira Co.	9,259	245
*	Olaplex Holdings Inc.	81,743	192
*	Duckhorn Portfolio Inc.	27,109	158
*	Medifast Inc.	7,584	145
*,1	Westrock Coffee Co.	21,900	142
*	Honest Co. Inc.	38,800	139
*	Mama's Creations Inc.	19,100	139
*	BRC Inc. Class A	36,500	125
*	Seneca Foods Corp. Class A	1,969	123
	Village Super Market Inc. Class A	3,722	118
*	Beauty Health Co.	66,859	96
*	HF Foods Group Inc.	25,551	91
*	Nature's Sunshine Products Inc.	6,506	89
*	PetMed Express Inc.	17,072	63
*	Veru Inc.	82,146	63
*	GrowGeneration Corp.	28,800	61
*	Benson Hill Inc.	3,974	29

		Shares	Market Value ($000)
*	Cibus Inc. Class A	8,052	26
*	Zevia PBC Class A	16,067	17
*	Natural Alternatives International Inc.	2,268	13
*,1	PLBY Group Inc.	14,539	11
*	Local Bounti Corp.	2,527	6
			1,541,710
Energy (2.2%)
	Exxon Mobil Corp.	2,858,246	335,044
	Chevron Corp.	1,117,933	164,638
	ConocoPhillips	747,038	78,648
	EOG Resources Inc.	365,307	44,907
	Schlumberger NV	909,795	38,166
	Williams Cos. Inc.	783,662	35,774
	Phillips 66	268,812	35,335
	Marathon Petroleum Corp.	215,016	35,028
	ONEOK Inc.	375,162	34,189
	Kinder Morgan Inc.	1,211,892	26,771
	Valero Energy Corp.	195,398	26,385
	Cheniere Energy Inc.	137,752	24,773
	Hess Corp.	178,092	24,185
	Baker Hughes Co.	635,629	22,978
	Diamondback Energy Inc.	122,979	21,202
	Occidental Petroleum Corp.	411,063	21,186
	Targa Resources Corp.	141,743	20,979
*	First Solar Inc.	65,517	16,343
	Devon Energy Corp.	400,124	15,653
	Halliburton Co.	511,125	14,848
	EQT Corp.	382,819	14,026
	Texas Pacific Land Corp.	12,514	11,072
	Coterra Energy Inc.	453,525	10,862
	Marathon Oil Corp.	356,419	9,491
*	Enphase Energy Inc.	83,274	9,412
	TechnipFMC plc	257,790	6,762
	Ovintiv Inc.	167,904	6,432
[1]	Chesapeake Energy Corp.	76,182	6,266
	APA Corp.	236,506	5,785
	Permian Resources Corp.	408,243	5,556
*	Antero Resources Corp.	189,337	5,425
	Chord Energy Corp.	40,109	5,223
*	Southwestern Energy Co.	720,625	5,124
	DT Midstream Inc.	61,858	4,866
	HF Sinclair Corp.	105,592	4,706
	Range Resources Corp.	149,793	4,608
	NOV Inc.	251,540	4,017
	Weatherford International plc	47,139	4,003
	ChampionX Corp.	124,098	3,742
	Matador Resources Co.	71,670	3,542
*	NEXTracker Inc. Class A	88,093	3,302
	Civitas Resources Inc.	63,510	3,218
	Antero Midstream Corp.	212,575	3,199
	Murphy Oil Corp.	93,018	3,138
	Noble Corp. plc	86,217	3,116
*	CNX Resources Corp.	91,873	2,992
	Viper Energy Inc. Class A	65,535	2,956
	SM Energy Co.	73,489	2,937
	Magnolia Oil & Gas Corp. Class A	117,989	2,881
	California Resources Corp.	53,327	2,798
	Cactus Inc. Class A	41,310	2,465
*	Valaris Ltd.	40,225	2,243
	Northern Oil & Gas Inc.	62,465	2,212
*	Tidewater Inc.	30,242	2,171
	Warrior Met Coal Inc.	33,513	2,141
	Peabody Energy Corp.	80,123	2,126
	Archrock Inc.	103,563	2,096
*	Transocean Ltd.	488,745	2,077
	Patterson-UTI Energy Inc.	257,500	1,970
	Liberty Energy Inc. Class A	98,743	1,885
	PBF Energy Inc. Class A	58,375	1,807
	Helmerich & Payne Inc.	56,400	1,716

		Shares	Market Value ($000)
*	Oceaneering International Inc.	68,942	1,715
	Alpha Metallurgical Resources Inc.	7,081	1,672
	Arch Resources Inc.	10,714	1,480
	CONSOL Energy Inc.	13,987	1,464
*	Gulfport Energy Corp.	8,075	1,222
*,1	Plug Power Inc.	535,207	1,210
*	Expro Group Holdings NV	68,890	1,183
	Kinetik Holdings Inc. Class A	23,202	1,050
	World Kinect Corp.	33,183	1,026
	Sitio Royalties Corp. Class A	49,181	1,025
*	Calumet Inc.	57,496	1,025
	Crescent Energy Co. Class A	93,350	1,022
*	Helix Energy Solutions Group Inc.	89,793	997
*	DNOW Inc.	74,488	963
*	Talos Energy Inc.	90,071	932
	Atlas Energy Solutions Inc. Class A	42,270	921
*	Fluence Energy Inc.	39,386	894
*	Ameresco Inc. Class A	23,094	876
	Select Water Solutions Inc. Class A	69,383	772
	Delek US Holdings Inc.	39,494	741
*	Shoals Technologies Group Inc. Class A	117,735	661
*	Array Technologies Inc.	98,465	650
*	Par Pacific Holdings Inc.	36,239	638
	Core Laboratories Inc.	33,200	615
*	MRC Global Inc.	47,905	610
*	Tellurian Inc.	622,278	602
*	Green Plains Inc.	41,000	555
*	American Superconductor Corp.	23,338	551
*	REX American Resources Corp.	11,839	548
	Kodiak Gas Services Inc.	18,896	548
[1]	New Fortress Energy Inc.	59,995	545
	SunCoke Energy Inc.	59,664	518
	CVR Energy Inc.	22,241	512
[1]	Comstock Resources Inc.	44,726	498
*	NextDecade Corp.	103,724	489
*	ProPetro Holding Corp.	63,300	485
*	Bristow Group Inc. Class A	13,913	483
*	Centrus Energy Corp. Class A	8,083	443
*	Vital Energy Inc.	16,456	443
	RPC Inc.	68,616	436
	VAALCO Energy Inc.	72,169	414
*	Nabors Industries Ltd.	6,400	413
*	Newpark Resources Inc.	55,400	384
	Vitesse Energy Inc.	15,243	366
*	Innovex International Inc.	23,177	340
	Granite Ridge Resources Inc.	54,888	326
*,1	ChargePoint Holdings Inc.	233,000	319
*	EVgo Inc. Class A	73,700	305
	Solaris Energy Infrastructure Inc. Class A	21,551	275
*	Gevo Inc.	156,500	255
*	TETRA Technologies Inc.	81,500	253
	SandRidge Energy Inc.	20,416	250
	Berry Corp.	47,100	242
*	Oil States International Inc.	50,800	234
*	Summit Midstream Corp.	6,626	232
	Ramaco Resources Inc. Class A	18,625	218
*	Montauk Renewables Inc.	40,536	211
*	Natural Gas Services Group Inc.	10,000	191
*	DMC Global Inc.	14,657	190
*	Amplify Energy Corp.	27,400	179
	Riley Exploration Permian Inc.	6,295	167
	W&T Offshore Inc.	74,445	160
*	Matrix Service Co.	12,854	148
*	Hallador Energy Co.	15,236	144
*	Forum Energy Technologies Inc.	8,700	135
[1]	HighPeak Energy Inc.	9,147	127
*	TPI Composites Inc.	27,321	124
*	Ring Energy Inc.	74,543	119
	Ranger Energy Services Inc. Class A	9,800	117
*	Solid Power Inc.	87,000	117

		Shares	Market Value ($000)
	Evolution Petroleum Corp.	20,558	109
*,1	ProFrac Holding Corp. Class A	15,926	108
	Epsilon Energy Ltd.	18,200	107
*,1	FuelCell Energy Inc.	270,302	103
*	SEACOR Marine Holdings Inc.	10,363	100
*	Flotek Industries Inc.	16,184	81
	NACCO Industries Inc. Class A	2,823	80
*	KLX Energy Services Holdings Inc.	11,351	62
*	Geospace Technologies Corp.	5,246	54
*	OPAL Fuels Inc. Class A	14,600	53
	PHX Minerals Inc.	13,999	47
*,1	Aemetis Inc.	20,069	46
*	Ideal Power Inc.	5,004	41
*,1	Stem Inc.	105,000	37
*	American Resources Corp.	26,300	24
*,1	Beam Global	2,828	14
*	BKV Corp.	622	11
*	Enviva Inc.	23,600	10
*	Drilling Tools International Corp.	1,315	5
*	Vertex Energy Inc.	26,984	3
*,2	Novusterra Inc.	2,191	—
*,2	American Carbon Corp.	6,575	—
			1,264,468
Financials (6.7%)
*	Berkshire Hathaway Inc. Class B	1,052,750	484,539
	JPMorgan Chase & Co.	1,830,296	385,936
	Bank of America Corp.	4,492,531	178,264
	Wells Fargo & Co.	2,189,296	123,673
	S&P Global Inc.	205,999	106,423
	Goldman Sachs Group Inc.	203,094	100,554
	Progressive Corp.	376,820	95,622
	BlackRock Inc.	90,454	85,887
	Morgan Stanley	782,101	81,526
	Citigroup Inc.	1,165,010	72,930
	Chubb Ltd.	246,928	71,212
	Blackstone Inc.	462,878	70,880
	Marsh & McLennan Cos. Inc.	317,054	70,732
	Charles Schwab Corp.	972,622	63,036
	Intercontinental Exchange Inc.	369,502	59,357
*	Berkshire Hathaway Inc. Class A	81	55,986
	KKR & Co. Inc.	427,748	55,855
	CME Group Inc.	231,953	51,180
	Moody's Corp.	99,432	47,189
	PNC Financial Services Group Inc.	255,253	47,184
	Aon plc Class A	132,848	45,964
	US Bancorp	1,001,318	45,790
	Aflac Inc.	359,901	40,237
	Arthur J Gallagher & Co.	141,087	39,698
	Truist Financial Corp.	859,288	36,752
	Travelers Cos. Inc.	146,489	34,296
	Bank of New York Mellon Corp.	474,011	34,062
	Allstate Corp.	169,683	32,180
	Apollo Global Management Inc.	256,912	32,091
	MetLife Inc.	382,290	31,531
	American International Group Inc.	413,344	30,269
	Ameriprise Financial Inc.	63,072	29,632
	MSCI Inc.	47,958	27,956
	Prudential Financial Inc.	228,864	27,715
*	Arch Capital Group Ltd.	230,546	25,793
	Discover Financial Services	161,082	22,598
	Hartford Financial Services Group Inc.	189,331	22,267
*	Coinbase Global Inc. Class A	123,800	22,057
	Nasdaq Inc.	297,291	21,705
	Willis Towers Watson plc	65,487	19,288
	M&T Bank Corp.	106,740	19,013
	Fifth Third Bancorp	434,484	18,613
	Ares Management Corp. Class A	113,539	17,694
	Broadridge Financial Solutions Inc.	74,949	16,116
	State Street Corp.	181,732	16,078

		Shares	Market Value ($000)
	T. Rowe Price Group Inc.	141,983	15,466
	Brown & Brown Inc.	147,253	15,255
	Raymond James Financial Inc.	119,005	14,573
	Cboe Global Markets Inc.	67,344	13,797
	Cincinnati Financial Corp.	100,467	13,676
	Huntington Bancshares Inc.	925,573	13,606
	Regions Financial Corp.	581,681	13,571
	Principal Financial Group Inc.	148,535	12,759
	First Citizens BancShares Inc. Class A	6,922	12,743
*	Markel Group Inc.	7,952	12,473
	FactSet Research Systems Inc.	24,438	11,238
	LPL Financial Holdings Inc.	48,197	11,212
	Citizens Financial Group Inc.	270,130	11,094
	Northern Trust Corp.	122,992	11,073
*	Robinhood Markets Inc. Class A	471,030	11,032
	Everest Group Ltd.	27,621	10,823
	W R Berkley Corp.	185,674	10,533
	Fidelity National Financial Inc.	166,963	10,362
	KeyCorp	596,074	9,984
	Loews Corp.	119,087	9,414
	Tradeweb Markets Inc. Class A	75,960	9,394
	Reinsurance Group of America Inc.	42,566	9,274
	Interactive Brokers Group Inc. Class A	66,388	9,252
	RenaissanceRe Holdings Ltd.	33,379	9,092
	Erie Indemnity Co. Class A	16,268	8,782
	Equitable Holdings Inc.	203,991	8,574
	East West Bancorp Inc.	89,181	7,379
	Assurant Inc.	33,388	6,640
	Kinsale Capital Group Inc.	14,147	6,586
	American Financial Group Inc.	48,198	6,487
	Blue Owl Capital Inc. Class A	331,987	6,427
	Annaly Capital Management Inc.	320,162	6,426
	Carlyle Group Inc.	148,115	6,378
	Ally Financial Inc.	175,580	6,249
	Globe Life Inc.	57,536	6,094
	Evercore Inc. Class A	23,850	6,042
	MarketAxess Holdings Inc.	23,354	5,983
	Stifel Financial Corp.	63,574	5,970
	Primerica Inc.	22,070	5,852
	Western Alliance Bancorp	67,278	5,819
	Morningstar Inc.	17,946	5,727
	Jefferies Financial Group Inc.	92,112	5,669
	Unum Group	95,287	5,664
	Houlihan Lokey Inc. Class A	34,022	5,376
	Old Republic International Corp.	151,377	5,362
	First Horizon Corp.	338,572	5,258
	AGNC Investment Corp.	493,030	5,157
	SEI Investments Co.	73,649	5,096
	Webster Financial Corp.	108,905	5,076
	Comerica Inc.	84,279	5,049
	Voya Financial Inc.	62,214	4,929
*	SoFi Technologies Inc.	626,169	4,922
	Invesco Ltd.	279,755	4,912
	SouthState Corp.	48,322	4,696
	Pinnacle Financial Partners Inc.	46,570	4,562
	Popular Inc.	45,136	4,526
	Wintrust Financial Corp.	41,506	4,505
	Corebridge Financial Inc.	152,797	4,456
	RLI Corp.	28,742	4,454
	Jackson Financial Inc. Class A	48,359	4,412
	Zions Bancorp NA	93,045	4,394
	MGIC Investment Corp.	169,606	4,342
	Commerce Bancshares Inc.	72,748	4,321
	Prosperity Bancshares Inc.	58,228	4,196
	Starwood Property Trust Inc.	205,102	4,180
	Cullen/Frost Bankers Inc.	36,756	4,112
	First American Financial Corp.	62,297	4,112
	Ryan Specialty Holdings Inc. Class A	61,876	4,108
	Essent Group Ltd.	63,749	4,098
	Franklin Resources Inc.	201,091	4,052

		Shares	Market Value ($000)
	Synovus Financial Corp.	88,429	3,932
	Rithm Capital Corp.	336,013	3,814
	Axis Capital Holdings Ltd.	47,751	3,801
	Old National Bancorp	202,184	3,773
	Selective Insurance Group Inc.	39,591	3,694
	Cadence Bank	115,486	3,678
*	Mr Cooper Group Inc.	39,602	3,651
	OneMain Holdings Inc.	77,515	3,649
	Lazard Inc.	68,568	3,454
	Lincoln National Corp.	108,676	3,424
	Columbia Banking System Inc.	130,349	3,403
	Radian Group Inc.	95,656	3,318
	FNB Corp.	231,777	3,270
	Glacier Bancorp Inc.	71,310	3,259
	United Bankshares Inc.	86,632	3,214
	Affiliated Managers Group Inc.	18,039	3,207
	Home BancShares Inc.	116,512	3,156
	Piper Sandler Cos.	11,019	3,127
	Hanover Insurance Group Inc.	21,049	3,118
	Janus Henderson Group plc	81,434	3,100
	SLM Corp.	135,467	3,098
	TPG Inc. Class A	53,090	3,056
	Moelis & Co. Class A	44,584	3,054
	Hamilton Lane Inc. Class A	17,656	2,973
*	MARA Holdings Inc.	182,395	2,958
	First Financial Bankshares Inc.	78,114	2,891
	UMB Financial Corp.	27,120	2,851
	FirstCash Holdings Inc.	24,634	2,828
	Bank OZK	65,146	2,801
	Hancock Whitney Corp.	54,475	2,787
	Ameris Bancorp	43,077	2,688
	White Mountains Insurance Group Ltd.	1,553	2,634
*	Clearwater Analytics Holdings Inc. Class A	104,120	2,629
	Valley National Bancorp	285,180	2,584
	ServisFirst Bancshares Inc.	31,773	2,556
*	Oscar Health Inc. Class A	120,451	2,555
	Assured Guaranty Ltd.	30,999	2,465
	Walker & Dunlop Inc.	20,949	2,380
	Kemper Corp.	38,675	2,369
*	Enstar Group Ltd.	7,081	2,277
	CNO Financial Group Inc.	63,933	2,244
	Atlantic Union Bankshares Corp.	59,119	2,227
*	Axos Financial Inc.	35,334	2,222
	International Bancshares Corp.	37,046	2,215
	New York Community Bancorp Inc.	196,274	2,204
	United Community Banks Inc.	75,735	2,202
	First Bancorp	103,334	2,188
*	NMI Holdings Inc. Class A	52,596	2,166
	Fulton Financial Corp.	118,469	2,148
	BGC Group Inc. Class A	232,637	2,136
	StepStone Group Inc. Class A	37,301	2,120
*	Baldwin Insurance Group Inc. Class A	41,877	2,085
	Blackstone Mortgage Trust Inc. Class A	109,533	2,082
	Associated Banc-Corp	96,506	2,079
	Community Financial System Inc.	35,679	2,072
	Eastern Bankshares Inc.	126,373	2,071
*	Texas Capital Bancshares Inc.	28,912	2,066
	WSFS Financial Corp.	39,732	2,026
	First Hawaiian Inc.	86,538	2,003
	Cathay General Bancorp	45,973	1,975
	Federated Hermes Inc. Class B	53,167	1,955
*	Upstart Holdings Inc.	48,071	1,923
	PJT Partners Inc. Class A	14,404	1,921
	WaFd Inc.	54,329	1,893
[1]	Arbor Realty Trust Inc.	119,827	1,864
*	Genworth Financial Inc. Class A	268,806	1,841
	Artisan Partners Asset Management Inc. Class A	42,235	1,830
	Cohen & Steers Inc.	19,036	1,826
*	Brighthouse Financial Inc.	40,512	1,824
	BankUnited Inc.	48,789	1,778

		Shares	Market Value ($000)
	PennyMac Financial Services Inc.	15,493	1,766
	Simmons First National Corp. Class A	80,710	1,738
	Victory Capital Holdings Inc. Class A	30,442	1,686
	Virtu Financial Inc. Class A	54,467	1,659
	Bank of Hawaii Corp.	25,451	1,598
	First Interstate BancSystem Inc. Class A	51,875	1,592
*	Rocket Cos. Inc. Class A	82,700	1,587
	Bread Financial Holdings Inc.	33,185	1,579
*	Palomar Holdings Inc.	16,486	1,561
	First Financial Bancorp	61,691	1,556
*	Bancorp Inc.	29,022	1,553
	Seacoast Banking Corp. of Florida	57,975	1,545
	Provident Financial Services Inc.	81,388	1,511
	Towne Bank	44,601	1,475
	Park National Corp.	8,724	1,465
	BOK Financial Corp.	13,869	1,451
	Pacific Premier Bancorp Inc.	57,565	1,448
	Independent Bank Corp.	24,469	1,447
	OFG Bancorp	32,183	1,446
*	Credit Acceptance Corp.	3,234	1,434
	CVB Financial Corp.	79,809	1,422
	Banner Corp.	23,103	1,376
*	Goosehead Insurance Inc. Class A	15,096	1,348
*	StoneX Group Inc.	16,363	1,340
	First Merchants Corp.	35,020	1,303
	Stewart Information Services Corp.	17,372	1,298
	BancFirst Corp.	12,263	1,291
*	Riot Platforms Inc.	170,924	1,268
	Enterprise Financial Services Corp.	24,562	1,259
	Renasant Corp.	38,746	1,259
	Heartland Financial USA Inc.	22,092	1,253
*	Enova International Inc.	14,803	1,240
	Independent Bank Group Inc.	21,245	1,225
*	Triumph Financial Inc.	15,321	1,219
	Banc of California Inc.	81,198	1,196
	NBT Bancorp Inc.	26,645	1,179
	WesBanco Inc.	39,188	1,167
	Northwest Bancshares Inc.	85,607	1,145
	FB Financial Corp.	24,349	1,143
	First Commonwealth Financial Corp.	66,653	1,143
	Pathward Financial Inc.	16,753	1,106
	Stock Yards Bancorp Inc.	17,792	1,103
	First Bancorp (XNGS)	26,203	1,090
	Mercury General Corp.	17,295	1,089
	Federal Agricultural Mortgage Corp. Class C	5,682	1,065
	Trustmark Corp.	33,226	1,057
	Hope Bancorp Inc.	80,705	1,014
	Live Oak Bancshares Inc.	21,351	1,011
	Virtus Investment Partners Inc.	4,811	1,008
	City Holding Co.	8,556	1,004
	Lakeland Financial Corp.	15,266	994
	National Bank Holdings Corp. Class A	23,105	973
	Safehold Inc.	37,045	972
	Hilltop Holdings Inc.	29,597	952
	Sandy Spring Bancorp Inc.	29,513	926
*	Skyward Specialty Insurance Group Inc.	22,540	918
	WisdomTree Inc.	91,621	915
	MFA Financial Inc.	71,923	915
	Veritex Holdings Inc.	34,377	905
	Compass Diversified Holdings	40,800	903
*	Customers Bancorp Inc.	19,111	888
	S&T Bancorp Inc.	20,988	881
*	SiriusPoint Ltd.	61,122	876
*	LendingClub Corp.	75,742	866
	Horace Mann Educators Corp.	24,691	863
	First Busey Corp.	32,976	858
	Nelnet Inc. Class A	7,568	857
	Two Harbors Investment Corp.	61,485	853
*,1	Sable Offshore Corp.	35,911	849
*	Trupanion Inc.	19,975	839

		Shares	Market Value ($000)
	Ladder Capital Corp.	72,214	838
	Nicolet Bankshares Inc.	8,724	834
	Berkshire Hills Bancorp Inc.	30,001	808
	Ready Capital Corp.	104,696	799
	Stellar Bancorp Inc.	30,835	798
	Employers Holdings Inc.	16,575	795
	Navient Corp.	50,725	791
	Franklin BSP Realty Trust Inc.	59,221	773
	Apollo Commercial Real Estate Finance Inc.	83,218	765
	German American Bancorp Inc.	19,654	762
	Westamerica Bancorp	15,228	753
	PennyMac Mortgage Investment Trust	50,993	727
	Cannae Holdings Inc.	37,473	714
	QCR Holdings Inc.	9,550	707
	Chimera Investment Corp.	44,663	707
	Preferred Bank	8,746	702
*	Encore Capital Group Inc.	14,715	696
	Safety Insurance Group Inc.	8,465	692
	TriCo Bancshares	16,130	688
	Peoples Bancorp Inc.	22,717	684
	Origin Bancorp Inc.	21,050	677
	ARMOUR Residential REIT Inc.	32,944	672
	Ellington Financial Inc.	51,641	666
	Enact Holdings Inc.	17,460	634
	AMERISAFE Inc.	13,025	629
	First Bancshares Inc.	19,531	628
	Dynex Capital Inc.	49,160	627
	Brookline Bancorp Inc.	61,007	616
	Bank First Corp.	6,772	614
	Redwood Trust Inc.	79,346	613
	Premier Financial Corp.	25,646	602
	F&G Annuities & Life Inc.	13,447	601
	Claros Mortgage Trust Inc.	79,600	596
	Tompkins Financial Corp.	9,920	573
	UWM Holdings Corp. Class A	66,500	567
	Community Trust Bancorp Inc.	11,278	560
	Southside Bancshares Inc.	16,711	559
	Central Pacific Financial Corp.	18,857	556
	Univest Financial Corp.	19,707	555
	Merchants Bancorp	12,134	546
	Heritage Financial Corp.	24,999	544
	OceanFirst Financial Corp.	29,233	543
	HCI Group Inc.	4,980	533
	Dime Community Bancshares Inc.	18,474	532
*	Lemonade Inc.	31,967	527
	Amerant Bancorp Inc. Class A	24,085	515
	BrightSpire Capital Inc. Class A	90,713	508
	Burke & Herbert Financial Services Corp.	8,192	500
	First Mid Bancshares Inc.	12,767	497
	ConnectOne Bancorp Inc.	19,718	494
*	CrossFirst Bankshares Inc.	29,303	489
*	PRA Group Inc.	21,626	484
*	LendingTree Inc.	8,224	477
*	NB Bancorp Inc.	25,503	473
	KKR Real Estate Finance Trust Inc.	38,141	471
	Old Second Bancorp Inc.	29,667	463
	TrustCo Bank Corp.	13,865	459
	Orchid Island Capital Inc.	54,182	445
	Amalgamated Financial Corp.	13,999	439
*	ProAssurance Corp.	28,996	436
	Business First Bancshares Inc.	17,003	436
	Byline Bancorp Inc.	16,290	436
	Camden National Corp.	10,384	429
	Capitol Federal Financial Inc.	73,045	427
	Equity Bancshares Inc. Class A	10,342	423
	Southern Missouri Bancorp Inc.	7,423	419
	Independent Bank Corp. (Michigan)	12,460	416
	1st Source Corp.	6,933	415
	Eagle Bancorp Inc.	18,256	412
	First Community Bankshares Inc.	9,546	412

		Shares	Market Value ($000)
	Orrstown Financial Services Inc.	11,436	411
*	Open Lending Corp.	67,137	411
*	Metropolitan Bank Holding Corp.	7,788	409
	New York Mortgage Trust Inc.	64,067	406
	Great Southern Bancorp Inc.	6,982	400
	Washington Trust Bancorp Inc.	12,408	400
	Heritage Commerce Corp.	39,071	386
	Hanmi Financial Corp.	20,656	384
	Horizon Bancorp Inc.	24,347	379
	HarborOne Bancorp Inc.	29,083	377
	Metrocity Bankshares Inc.	12,006	368
	SmartFinancial Inc.	12,398	361
	Farmers National Banc Corp.	23,843	360
*	Columbia Financial Inc.	20,913	357
	Brightsphere Investment Group Inc.	13,857	352
*	Ambac Financial Group Inc.	31,321	351
*	Coastal Financial Corp.	6,441	348
	Republic Bancorp Inc. Class A	5,332	348
	TFS Financial Corp.	27,022	347
	CNB Financial Corp.	14,373	346
	P10 Inc. Class A	31,735	340
	Capital City Bank Group Inc.	9,619	339
*	EZCORP Inc. Class A	30,070	337
	Northfield Bancorp Inc.	29,033	337
	Diamond Hill Investment Group Inc.	2,051	331
	TPG RE Finance Trust Inc.	37,900	323
	Mercantile Bank Corp.	7,323	320
	Universal Insurance Holdings Inc.	14,378	319
	Arrow Financial Corp.	10,928	313
	Northrim Bancorp Inc.	4,327	308
	Tiptree Inc. Class A	15,559	304
	First Financial Corp.	6,821	299
*	Firstsun Capital Bancorp	6,957	296
	Flushing Financial Corp.	20,120	293
*	Carter Bankshares Inc.	16,854	293
	Bar Harbor Bankshares	9,406	290
	Peapack-Gladstone Financial Corp.	10,598	290
*	World Acceptance Corp.	2,432	287
	Five Star Bancorp	9,655	287
	Kearny Financial Corp.	41,417	285
	GCM Grosvenor Inc. Class A	25,046	284
	FS Bancorp Inc.	6,138	273
	Investors Title Co.	1,135	261
	First Bank	17,027	259
	Home Bancorp Inc.	5,803	259
	MidWestOne Financial Group Inc.	9,059	258
	Financial Institutions Inc.	10,038	256
	Oppenheimer Holdings Inc. Class A	4,996	256
	Alerus Financial Corp.	11,041	253
	Sierra Bancorp	8,494	245
	Unity Bancorp Inc.	7,156	244
	Invesco Mortgage Capital Inc.	25,990	244
	First of Long Island Corp.	18,784	242
	HomeTrust Bancshares Inc.	7,114	242
	Peoples Financial Services Corp.	5,170	242
	Waterstone Financial Inc.	16,159	238
	Bank of Marin Bancorp	11,775	237
	Northeast Bank	3,074	237
*	Greenlight Capital Re Ltd. Class A	17,350	237
	Northeast Community Bancorp Inc.	8,905	236
*	TWFG Inc. Class A	8,661	235
*	California Bancorp	15,639	231
	Mid Penn Bancorp Inc.	7,647	228
*	Third Coast Bancshares Inc.	8,500	228
	Guaranty Bancshares Inc.	6,616	227
	United Fire Group Inc.	10,744	225
*	American Coastal Insurance Corp.	19,600	221
	Orange County Bancorp Inc.	3,619	218
	Regional Management Corp.	6,593	216
	BayCom Corp.	9,050	215

		Shares	Market Value ($000)
	First Foundation Inc.	34,444	215
	Parke Bancorp Inc.	10,184	213
*	Blue Foundry Bancorp	20,773	213
	ACNB Corp.	4,849	212
	South Plains Financial Inc.	6,236	212
	Farmers & Merchants Bancorp Inc.	7,584	210
	Hingham Institution For Savings	862	210
*	Selectquote Inc.	96,684	210
	Southern States Bancshares Inc.	6,798	209
	NewtekOne Inc.	16,800	209
	Capital Bancorp Inc.	8,094	208
[1]	Donegal Group Inc. Class B	15,876	208
*	Bowhead Specialty Holdings Inc.	7,440	208
	Midland States Bancorp Inc.	9,012	202
	PCB Bancorp	10,610	199
	John Marshall Bancorp Inc.	10,000	198
	Esquire Financial Holdings Inc.	3,028	197
	First Business Financial Services Inc.	4,314	197
	Timberland Bancorp Inc.	6,506	197
	Enterprise Bancorp Inc.	6,024	193
	First Bancorp Inc.	7,333	193
*	Heritage Insurance Holdings Inc.	15,504	190
	Red River Bancshares Inc.	3,606	188
*	BV Financial Inc.	12,245	188
*	Dave Inc.	4,622	185
*	Hippo Holdings Inc.	10,907	184
	HomeStreet Inc.	11,588	183
	West Bancorp Inc.	9,617	183
	First Internet Bancorp	5,320	182
	Civista Bancshares Inc.	10,116	180
	Community West Bancshares	9,286	179
	Evans Bancorp Inc.	4,577	178
	Seven Hills Realty Trust	12,900	178
	Citizens Financial Services Inc.	3,038	178
	Plumas Bancorp	4,330	177
*	FVCBankcorp Inc.	13,437	175
	Citizens Community Bancorp Inc.	12,275	174
	Colony Bankcorp Inc.	11,200	174
	Guild Holdings Co. Class A	10,380	173
*	Root Inc. Class A	4,574	173
	Citizens & Northern Corp.	8,711	172
	First Financial Northwest Inc.	7,628	172
	HBT Financial Inc.	7,843	172
*	Bridgewater Bancshares Inc.	11,567	164
	Oak Valley Bancorp	6,168	164
	Shore Bancshares Inc.	11,718	164
	Primis Financial Corp.	13,308	162
*	Provident Bancorp Inc.	14,580	157
*	loanDepot Inc. Class A	57,100	156
	Greene County Bancorp Inc.	5,012	155
*	Southern First Bancshares Inc.	4,512	154
*	Ponce Financial Group Inc.	13,205	154
	Middlefield Banc Corp.	5,094	147
	ChoiceOne Financial Services Inc.	4,770	147
	NexPoint Diversified Real Estate Trust	23,269	145
	Angel Oak Mortgage REIT Inc.	13,600	142
	James River Group Holdings Ltd.	22,386	140
	Chicago Atlantic Real Estate Finance Inc.	8,900	138
	Fidelity D&D Bancorp Inc.	2,713	134
	BankFinancial Corp.	10,939	133
*	Hagerty Inc. Class A	13,036	133
	Princeton Bancorp Inc.	3,544	131
	Granite Point Mortgage Trust Inc.	40,300	128
*	Onity Group Inc.	4,011	128
	Hawthorn Bancshares Inc.	5,084	127
	Western New England Bancorp Inc.	14,848	126
	Meridian Corp.	9,782	124
	National Bankshares Inc.	4,164	124
	AFC Gamma Inc.	12,000	123
	Chemung Financial Corp.	2,549	122

		Shares	Market Value ($000)
	MBIA Inc.	33,738	120
	Virginia National Bankshares Corp.	2,852	119
	Investar Holding Corp.	6,106	118
	MainStreet Bancshares Inc.	6,374	118
	Ames National Corp.	6,500	118
	RBB Bancorp	5,066	117
*	Citizens Inc. Class A	31,480	114
	AG Mortgage Investment Trust Inc.	14,938	112
	ESSA Bancorp Inc.	5,800	111
	Franklin Financial Services Corp.	3,600	108
	BCB Bancorp Inc.	8,673	107
	MVB Financial Corp.	5,521	107
	LINKBANCORP Inc.	16,648	107
	OP Bancorp	8,347	104
*	Forge Global Holdings Inc.	79,468	104
	First Community Corp.	4,821	103
	Norwood Financial Corp.	3,727	103
	Penns Woods Bancorp Inc.	4,312	103
	Ellington Credit Co.	14,528	101
*	Pioneer Bancorp Inc.	8,918	98
	C&F Financial Corp.	1,671	97
*	ECB Bancorp Inc.	6,780	97
*	Porch Group Inc.	60,900	93
*	Velocity Financial Inc.	4,566	90
*	AlTi Global Inc.	23,697	89
	William Penn Bancorp	7,000	86
*	ACRES Commercial Realty Corp.	5,440	85
	First United Corp.	2,828	84
	Bankwell Financial Group Inc.	2,772	83
*	Kingsway Financial Services Inc.	9,900	82
	First Northwest Bancorp	7,546	81
*	NI Holdings Inc.	5,165	81
	Eagle Bancorp Montana Inc.	5,063	80
	Crawford & Co. Class B	7,107	79
*	Security National Financial Corp. Class A	8,602	79
	Lument Finance Trust Inc.	30,449	77
	Sachem Capital Corp.	30,000	76
	Silvercrest Asset Management Group Inc. Class A	4,379	75
	Bank7 Corp.	1,874	70
	Cherry Hill Mortgage Investment Corp.	19,275	70
	Riverview Bancorp Inc.	14,806	70
	Nexpoint Real Estate Finance Inc.	4,115	64
	Medallion Financial Corp.	7,764	63
*	Maiden Holdings Ltd.	35,700	63
*	eHealth Inc.	14,951	61
*	SWK Holdings Corp.	3,546	61
	Finward Bancorp	1,917	61
[1]	B. Riley Financial Inc.	11,394	60
*	First Western Financial Inc.	2,900	58
	Sunrise Realty Trust Inc.	4,000	58
	LCNB Corp.	3,752	57
*	Sterling Bancorp Inc.	12,013	55
	Westwood Holdings Group Inc.	3,791	54
*	Consumer Portfolio Services Inc.	5,489	51
	First Guaranty Bancshares Inc.	4,784	51
*	Oportun Financial Corp.	18,084	51
	First Savings Financial Group Inc.	2,109	50
	Peoples Bancorp of North Carolina Inc.	1,927	49
	Summit State Bank	5,830	49
	Provident Financial Holdings Inc.	3,235	46
*	Blue Ridge Bankshares Inc.	14,200	40
*	GoHealth Inc. Class A	3,633	34
	First Capital Inc.	795	28
*	BM Technologies Inc.	7,778	26
	US Global Investors Inc. Class A	9,831	25
*	Heritage Global Inc.	14,800	25
	AmeriServ Financial Inc.	8,751	23
	Hennessy Advisors Inc.	2,219	22
*	Catalyst Bancorp Inc.	1,629	19
*	Katapult Holdings Inc.	1,844	19

		Shares	Market Value ($000)
*	Bakkt Holdings Inc. Class A	1,444	14
*	1895 Bancorp of Wisconsin Inc.	651	7
			3,895,300
Health Care (7.0%)
	Eli Lilly & Co.	550,217	487,459
	UnitedHealth Group Inc.	593,976	347,286
	Johnson & Johnson	1,548,881	251,012
	AbbVie Inc.	1,136,454	224,427
	Merck & Co. Inc.	1,630,839	185,198
	Thermo Fisher Scientific Inc.	245,595	151,918
	Abbott Laboratories	1,119,298	127,611
	Danaher Corp.	417,828	116,165
*	Intuitive Surgical Inc.	228,458	112,235
	Amgen Inc.	345,688	111,384
	Pfizer Inc.	3,645,368	105,497
	Stryker Corp.	220,607	79,696
*	Boston Scientific Corp.	947,265	79,381
	Elevance Health Inc.	149,085	77,524
*	Vertex Pharmaceuticals Inc.	166,009	77,207
	Medtronic plc	825,000	74,275
*	Regeneron Pharmaceuticals Inc.	69,722	73,295
	Bristol-Myers Squibb Co.	1,304,372	67,488
	Gilead Sciences Inc.	800,947	67,151
	Cigna Group	179,713	62,260
	Zoetis Inc.	262,060	51,201
	HCA Healthcare Inc.	116,032	47,159
	Becton Dickinson & Co.	185,975	44,839
	Agilent Technologies Inc.	186,699	27,721
*	IDEXX Laboratories Inc.	52,799	26,675
*	IQVIA Holdings Inc.	111,526	26,428
	GE HealthCare Technologies Inc.	279,669	26,247
*	Edwards Lifesciences Corp.	386,800	25,525
*	Centene Corp.	337,385	25,398
	Humana Inc.	77,289	24,481
	ResMed Inc.	94,773	23,136
*	Alnylam Pharmaceuticals Inc.	82,509	22,692
*	Veeva Systems Inc. Class A	93,850	19,696
*	Biogen Inc.	93,780	18,178
	Cardinal Health Inc.	156,978	17,349
*	Dexcom Inc.	257,312	17,250
	STERIS plc	63,685	15,446
*	Moderna Inc.	222,562	14,874
*	Cooper Cos. Inc.	127,977	14,121
	Zimmer Biomet Holdings Inc.	130,431	14,080
	West Pharmaceutical Services Inc.	46,432	13,937
*	Waters Corp.	38,131	13,723
*	Illumina Inc.	102,593	13,379
*	Molina Healthcare Inc.	37,571	12,945
	Baxter International Inc.	328,819	12,485
*	Hologic Inc.	149,010	12,138
	Labcorp Holdings Inc.	54,163	12,104
*	Align Technology Inc.	45,426	11,553
	Quest Diagnostics Inc.	71,541	11,107
*	Avantor Inc.	413,005	10,684
*	Insulet Corp.	45,067	10,489
*	United Therapeutics Corp.	28,839	10,334
*	Tenet Healthcare Corp.	61,858	10,281
	Revvity Inc.	79,384	10,141
*	Natera Inc.	75,336	9,564
	Viatris Inc.	766,820	8,903
*	BioMarin Pharmaceutical Inc.	123,608	8,688
*	Vaxcyte Inc.	74,750	8,542
	Universal Health Services Inc. Class B	36,706	8,406
*	Insmed Inc.	112,584	8,219
	Bio-Techne Corp.	102,620	8,202
*	Exact Sciences Corp.	118,665	8,083
	Teleflex Inc.	30,573	7,561
*	Neurocrine Biosciences Inc.	65,429	7,539
*	Sarepta Therapeutics Inc.	58,203	7,269

		Shares	Market Value ($000)
*	Incyte Corp.	107,025	7,074
	Royalty Pharma plc Class A	247,628	7,005
*	Catalent Inc.	110,218	6,676
*	Charles River Laboratories International Inc.	32,988	6,498
	Encompass Health Corp.	64,347	6,218
*	Solventum Corp.	88,862	6,195
*	Henry Schein Inc.	81,990	5,977
	Chemed Corp.	9,664	5,808
*	Medpace Holdings Inc.	16,193	5,405
	Ensign Group Inc.	36,127	5,196
*	Globus Medical Inc. Class A	72,605	5,194
*	Repligen Corp.	34,794	5,178
*	Lantheus Holdings Inc.	45,141	4,954
*	Intra-Cellular Therapies Inc.	65,283	4,777
*	Elanco Animal Health Inc.	319,660	4,696
*	Halozyme Therapeutics Inc.	81,676	4,675
	Bruker Corp.	67,215	4,642
*	Penumbra Inc.	23,874	4,639
*	Exelixis Inc.	177,729	4,612
*	HealthEquity Inc.	56,310	4,609
*	Glaukos Corp.	34,271	4,465
*	DaVita Inc.	27,147	4,450
*	Viking Therapeutics Inc.	69,122	4,376
*	REVOLUTION Medicines Inc.	95,412	4,327
*	Bio-Rad Laboratories Inc. Class A	12,675	4,241
*	Masimo Corp.	31,452	4,193
*	Jazz Pharmaceuticals plc	37,049	4,128
*	Inspire Medical Systems Inc.	18,881	3,985
*	Cytokinetics Inc.	75,451	3,984
*	Blueprint Medicines Corp.	40,246	3,723
*	Ionis Pharmaceuticals Inc.	91,694	3,673
*	Acadia Healthcare Co. Inc.	56,627	3,591
	DENTSPLY SIRONA Inc.	132,612	3,588
*	Merit Medical Systems Inc.	35,005	3,460
*	Option Care Health Inc.	108,534	3,397
*	Avidity Biosciences Inc.	72,508	3,330
*	Roivant Sciences Ltd.	287,496	3,318
	Organon & Co.	165,722	3,170
*	TransMedics Group Inc.	20,161	3,165
*	Ultragenyx Pharmaceutical Inc.	56,637	3,146
*	RadNet Inc.	44,019	3,054
*	Alkermes plc	107,684	3,014
*	Krystal Biotech Inc.	16,409	2,987
*	Doximity Inc. Class A	66,846	2,912
*	ADMA Biologics Inc.	140,779	2,814
*	Integer Holdings Corp.	21,338	2,774
*	Nuvalent Inc. Class A	27,026	2,765
*	Corcept Therapeutics Inc.	59,061	2,733
*	Haemonetics Corp.	33,297	2,676
*	ICU Medical Inc.	14,646	2,669
*	PROCEPT BioRobotics Corp.	32,637	2,615
*	Madrigal Pharmaceuticals Inc.	12,066	2,561
*	Crinetics Pharmaceuticals Inc.	47,885	2,447
	Select Medical Holdings Corp.	69,345	2,418
*	Arcellx Inc.	28,878	2,412
*	Biohaven Ltd.	48,207	2,409
*	Bridgebio Pharma Inc.	92,657	2,359
*	Prestige Consumer Healthcare Inc.	32,645	2,354
*	Axsome Therapeutics Inc.	26,106	2,346
	Perrigo Co. plc	88,261	2,315
*	Axonics Inc.	32,037	2,230
*	TG Therapeutics Inc.	93,167	2,179
*	Neogen Corp.	127,111	2,137
*	Rhythm Pharmaceuticals Inc.	40,461	2,120
*	Envista Holdings Corp.	106,806	2,110
*	Denali Therapeutics Inc.	72,022	2,098
*	CorVel Corp.	6,065	1,983
*	Evolent Health Inc. Class A	69,541	1,967
*	Dyne Therapeutics Inc.	54,751	1,967
*	Amicus Therapeutics Inc.	183,544	1,960

		Shares	Market Value ($000)
*	Amedisys Inc.	20,139	1,944
*	Apellis Pharmaceuticals Inc.	67,234	1,939
*	Hims & Hers Health Inc.	102,148	1,882
*	PTC Therapeutics Inc.	48,446	1,797
*	Guardant Health Inc.	78,079	1,791
*	Protagonist Therapeutics Inc.	39,654	1,784
*	Veracyte Inc.	51,398	1,750
*	Tandem Diabetes Care Inc.	40,951	1,737
*	Sotera Health Co.	100,628	1,680
*	Agios Pharmaceuticals Inc.	37,588	1,670
*	Geron Corp.	359,553	1,632
*	Ideaya Biosciences Inc.	51,329	1,626
*	Myriad Genetics Inc.	58,423	1,600
*	Iovance Biotherapeutics Inc.	168,900	1,586
*	Twist Bioscience Corp.	34,687	1,567
*,1	Summit Therapeutics Inc.	71,551	1,567
*	Kymera Therapeutics Inc.	32,962	1,560
*	Enovis Corp.	36,223	1,559
*	Addus HomeCare Corp.	11,690	1,555
*	Arrowhead Pharmaceuticals Inc.	79,934	1,548
*	Surgery Partners Inc.	47,341	1,526
*	Azenta Inc.	31,455	1,524
*	Catalyst Pharmaceuticals Inc.	76,188	1,515
*	Astrana Health Inc.	26,132	1,514
	CONMED Corp.	20,993	1,510
*	QuidelOrtho Corp.	32,801	1,496
*	Apogee Therapeutics Inc.	25,017	1,470
*	Celldex Therapeutics Inc.	43,148	1,467
*	SpringWorks Therapeutics Inc.	45,352	1,453
*	10X Genomics Inc. Class A	64,342	1,453
*	UFP Technologies Inc.	4,565	1,446
*	iRhythm Technologies Inc.	19,250	1,429
*	CG oncology Inc.	36,984	1,395
*	Inari Medical Inc.	33,225	1,370
*	Omnicell Inc.	30,920	1,348
*	Edgewise Therapeutics Inc.	49,864	1,331
	Premier Inc. Class A	65,748	1,315
*	Vericel Corp.	31,125	1,315
*	Novavax Inc.	103,921	1,313
*	Intellia Therapeutics Inc.	62,743	1,289
*	NeoGenomics Inc.	87,102	1,285
*	Immunovant Inc.	45,053	1,284
*	R1 RCM Inc.	89,611	1,270
*	Keros Therapeutics Inc.	21,476	1,247
*	ACADIA Pharmaceuticals Inc.	80,566	1,239
*	Mirum Pharmaceuticals Inc.	31,701	1,236
*	STAAR Surgical Co.	32,970	1,225
*	Privia Health Group Inc.	65,217	1,188
*	Ligand Pharmaceuticals Inc.	11,752	1,176
*	Akero Therapeutics Inc.	40,567	1,164
*	Beam Therapeutics Inc.	47,314	1,159
*	Fortrea Holdings Inc.	57,658	1,153
*	RxSight Inc.	23,261	1,150
*	Novocure Ltd.	73,502	1,149
*	Supernus Pharmaceuticals Inc.	36,654	1,143
*	MannKind Corp.	181,020	1,139
	LeMaitre Vascular Inc.	12,243	1,137
*	Vera Therapeutics Inc. Class A	24,982	1,104
	National HealthCare Corp.	8,738	1,099
	Patterson Cos. Inc.	49,339	1,078
*	Amphastar Pharmaceuticals Inc.	21,874	1,062
*	Viridian Therapeutics Inc.	45,737	1,041
*	Teladoc Health Inc.	111,142	1,020
*	Syndax Pharmaceuticals Inc.	52,955	1,019
*	Arvinas Inc.	41,089	1,012
*	PACS Group Inc.	25,218	1,008
*	Ardelyx Inc.	146,000	1,006
*	Certara Inc.	83,831	982
*	BioCryst Pharmaceuticals Inc.	129,109	981
*	CareDx Inc.	31,343	979

		Shares	Market Value ($000)
*	Warby Parker Inc. Class A	59,524	972
*	Janux Therapeutics Inc.	21,090	958
*	Recursion Pharmaceuticals Inc. Class A	145,144	957
*	Dynavax Technologies Corp.	85,461	952
*	Spyre Therapeutics Inc.	31,316	921
*	AtriCure Inc.	32,046	899
*	Soleno Therapeutics Inc.	17,633	890
	US Physical Therapy Inc.	10,460	885
*	Nurix Therapeutics Inc.	39,327	884
*	Harmony Biosciences Holdings Inc.	21,970	879
*	Xencor Inc.	43,673	878
*	Rocket Pharmaceuticals Inc.	46,731	863
*	Avadel Pharmaceuticals plc	64,011	840
*	agilon health Inc.	211,328	831
*	Harrow Inc.	18,403	827
*	Brookdale Senior Living Inc.	121,631	826
*	Ocular Therapeutix Inc.	94,601	823
*	Phreesia Inc.	36,022	821
*	Avanos Medical Inc.	33,687	810
*	Integra LifeSciences Holdings Corp.	44,594	810
*	Longboard Pharmaceuticals Inc.	24,204	807
*	Kura Oncology Inc.	41,109	803
*	Cogent Biosciences Inc.	74,268	802
*,1	Cassava Sciences Inc.	27,129	798
*	Progyny Inc.	46,292	776
*	Tarsus Pharmaceuticals Inc.	23,562	775
*	Alignment Healthcare Inc.	64,789	766
*	Owens & Minor Inc.	48,573	762
*	Waystar Holding Corp.	27,216	759
*	Travere Therapeutics Inc.	54,050	756
*	Collegium Pharmaceutical Inc.	19,128	739
*	Innoviva Inc.	38,215	738
*	Maravai LifeSciences Holdings Inc. Class A	85,916	714
*	Artivion Inc.	26,789	713
*	Relay Therapeutics Inc.	99,704	706
*	ANI Pharmaceuticals Inc.	11,494	686
*	Amneal Pharmaceuticals Inc.	81,700	680
*	Neumora Therapeutics Inc.	51,497	680
*	ARS Pharmaceuticals Inc.	46,696	677
*	Disc Medicine Inc.	13,564	667
*,1	Phathom Pharmaceuticals Inc.	36,289	656
*	Clover Health Investments Corp. Class A	230,600	650
*	Pediatrix Medical Group Inc.	55,346	641
*	Praxis Precision Medicines Inc.	10,977	632
*	BioLife Solutions Inc.	25,159	630
*	Enliven Therapeutics Inc.	24,048	614
*	AdaptHealth Corp. Class A	53,335	599
*	Arcutis Biotherapeutics Inc.	64,105	596
*	Evolus Inc.	36,061	584
*	Day One Biopharmaceuticals Inc.	41,661	580
*	Community Health Systems Inc.	92,456	561
*	Pennant Group Inc.	15,303	546
*	Cullinan Therapeutics Inc.	32,552	545
	Embecta Corp.	38,342	541
*	Healthcare Services Group Inc.	48,112	537
*	Vir Biotechnology Inc.	71,121	533
*	Arcus Biosciences Inc.	34,801	532
*	Zymeworks Inc.	42,300	531
*	Kiniksa Pharmaceuticals International plc Class A	21,265	531
*	BrightSpring Health Services Inc.	34,913	513
*	Castle Biosciences Inc.	17,567	501
*	Cargo Therapeutics Inc.	26,981	498
*	Avid Bioservices Inc.	43,517	495
*	Adaptive Biotechnologies Corp.	95,724	490
*	Applied Therapeutics Inc.	56,773	483
*	MiMedx Group Inc.	81,101	479
*	Perspective Therapeutics Inc.	35,471	474
*	Pacira BioSciences Inc.	31,254	470
*	ArriVent Biopharma Inc.	19,079	448
*	LifeStance Health Group Inc.	62,893	440

		Shares	Market Value ($000)
*	Savara Inc.	102,185	433
*	GeneDx Holdings Corp. Class A	10,106	429
*	Stoke Therapeutics Inc.	34,656	426
*	AnaptysBio Inc.	12,700	425
*	Liquidia Corp.	42,159	422
*	Dianthus Therapeutics Inc.	15,359	421
*	Orthofix Medical Inc.	26,885	420
*	Arbutus Biopharma Corp.	107,845	415
*	Immunome Inc.	28,381	415
*	Axogen Inc.	29,257	410
*	Pliant Therapeutics Inc.	36,322	407
*	ORIC Pharmaceuticals Inc.	39,638	406
*	PetIQ Inc. Class A	13,158	405
*	Cytek Biosciences Inc.	71,918	398
*	89bio Inc.	53,428	395
	HealthStream Inc.	13,624	393
*	GoodRx Holdings Inc. Class A	56,002	389
*	Ironwood Pharmaceuticals Inc. Class A	91,420	377
*	Celcuity Inc.	24,725	369
*	Concentra Group Holdings Parent Inc.	16,498	369
*	SI-BONE Inc.	26,195	366
*	Replimune Group Inc.	33,343	365
*	Sana Biotechnology Inc.	87,453	364
*	Alphatec Holdings Inc.	65,358	363
*,1	ImmunityBio Inc.	95,957	357
*	Terns Pharmaceuticals Inc.	42,528	355
	Tourmaline Bio Inc.	13,817	355
*	Varex Imaging Corp.	29,662	354
*	Erasca Inc.	128,247	350
*	Annexon Inc.	58,962	349
*	Astria Therapeutics Inc.	31,704	349
	Phibro Animal Health Corp. Class A	15,356	346
*	4D Molecular Therapeutics Inc.	31,864	344
*	Y-mAbs Therapeutics Inc.	25,975	342
*,1	OPKO Health Inc.	221,617	330
*	Fulgent Genetics Inc.	15,018	326
*	Revance Therapeutics Inc.	62,822	326
*	Standard BioTools Inc.	168,508	325
*	Quanterix Corp.	24,560	318
*	Olema Pharmaceuticals Inc.	26,604	318
*,1	CorMedix Inc.	39,265	317
*	OrthoPediatrics Corp.	11,689	317
*,1	Anavex Life Sciences Corp.	55,577	316
*	Enhabit Inc.	39,395	311
*	Arcturus Therapeutics Holdings Inc.	13,374	310
*	Impact BioMedical Inc. (Registered)	154,000	308
*	KalVista Pharmaceuticals Inc.	26,515	307
*	Scholar Rock Holding Corp.	38,094	305
*	Neurogene Inc.	7,268	305
[1]	LENZ Therapeutics Inc.	12,865	305
*	REGENXBIO Inc.	28,991	304
*	Surmodics Inc.	7,842	304
	National Research Corp.	13,198	302
	iRadimed Corp.	5,991	301
*	Emergent BioSolutions Inc.	35,612	297
*	Sharecare Inc.	207,400	295
*	Tyra Biosciences Inc.	12,400	292
*	Pacific Biosciences of California Inc.	170,463	290
*	Foghorn Therapeutics Inc.	30,782	287
*	Tango Therapeutics Inc.	36,978	285
*	Bioventus Inc. Class A	23,179	277
*	Humacyte Inc.	50,925	277
*	OmniAb Inc.	64,445	273
*	Health Catalyst Inc.	33,373	272
*	EyePoint Pharmaceuticals Inc.	33,855	271
*	Allogene Therapeutics Inc.	96,081	269
*	Sage Therapeutics Inc.	36,148	261
*	C4 Therapeutics Inc.	45,458	259
*	MaxCyte Inc.	66,640	259
*	Zimvie Inc.	16,330	259

		Shares	Market Value ($000)
*	Alector Inc.	52,271	244
*,1	Capricor Therapeutics Inc.	16,000	243
*	Xeris Biopharma Holdings Inc.	84,399	241
*	GRAIL Inc.	17,397	239
*	Delcath Systems Inc.	26,212	237
*	Anika Therapeutics Inc.	9,542	236
*	Tactile Systems Technology Inc.	16,140	236
*	Aquestive Therapeutics Inc.	47,200	235
*	Trevi Therapeutics Inc.	70,175	234
*	Fate Therapeutics Inc.	63,965	224
*	Nuvation Bio Inc.	96,553	221
*	Tectonic Therapeutic Inc.	7,264	220
*	Zevra Therapeutics Inc.	31,625	219
*,1	Altimmune Inc.	35,370	217
*	Q32 Bio Inc.	4,783	213
*	Voyager Therapeutics Inc.	35,606	208
*	Avita Medical Inc.	18,756	201
*	Entrada Therapeutics Inc.	12,607	201
*	Third Harmonic Bio Inc.	14,820	201
*	DocGo Inc.	60,100	200
*	Verve Therapeutics Inc.	40,860	198
*	Talkspace Inc.	94,538	198
*	Vanda Pharmaceuticals Inc.	41,986	197
*	Nektar Therapeutics	151,005	196
*	Absci Corp.	51,403	196
*	OraSure Technologies Inc.	45,774	195
*	Esperion Therapeutics Inc.	117,202	193
*	Rezolute Inc.	39,810	193
*	ACELYRIN Inc.	39,064	193
*	Rigel Pharmaceuticals Inc.	11,934	193
*	ClearPoint Neuro Inc.	17,134	192
*	Editas Medicine Inc.	55,877	191
*	Cerus Corp.	109,208	190
*	Larimar Therapeutics Inc.	28,760	188
*	Aldeyra Therapeutics Inc.	34,700	187
	SIGA Technologies Inc.	27,490	186
*,1	Ocugen Inc.	187,541	186
*	Taysha Gene Therapies Inc.	92,210	185
*	Treace Medical Concepts Inc.	31,640	184
*	Aura Biosciences Inc.	20,471	182
*	iTeos Therapeutics Inc.	17,698	181
*	Biomea Fusion Inc.	17,900	181
*	Ginkgo Bioworks Holdings Inc. Class A	22,218	181
*	Pulmonx Corp.	21,458	178
*	Gossamer Bio Inc.	178,281	176
*	Accolade Inc.	45,110	174
*	Inogen Inc.	17,882	173
*	ChromaDex Corp.	47,403	173
*	AngioDynamics Inc.	22,092	172
*	Paragon 28 Inc.	25,752	172
*	Sutro Biopharma Inc.	49,072	170
*,1	Prime Medicine Inc.	43,118	167
*	Jasper Therapeutics Inc.	8,701	164
*	Immunic Inc.	98,039	162
*	Sonida Senior Living Inc.	6,041	162
*	2seventy bio Inc.	34,344	162
*	Electromed Inc.	7,476	161
*	Akebia Therapeutics Inc.	119,228	157
*,1	Heron Therapeutics Inc.	78,614	156
*	Atea Pharmaceuticals Inc.	46,519	156
*	Inozyme Pharma Inc.	29,430	154
*	Viemed Healthcare Inc.	20,899	153
*	Enanta Pharmaceuticals Inc.	14,469	150
*	Fulcrum Therapeutics Inc.	42,012	150
*	Aveanna Healthcare Holdings Inc.	28,788	150
*	Monte Rosa Therapeutics Inc.	28,328	150
*	Atossa Therapeutics Inc.	98,096	149
*	Abeona Therapeutics Inc.	23,500	149
*	Butterfly Network Inc.	83,143	147
*	Organogenesis Holdings Inc. Class A	51,218	146

		Shares	Market Value ($000)
*	Lyell Immunopharma Inc.	105,726	146
*,1	Omeros Corp.	35,983	143
*	Codexis Inc.	46,017	142
*	Mersana Therapeutics Inc.	74,304	140
	Utah Medical Products Inc.	2,090	140
*	Mineralys Therapeutics Inc.	11,523	140
*	Korro Bio Inc.	4,115	138
*	TScan Therapeutics Inc.	27,590	137
*,1	IGM Biosciences Inc.	8,083	134
*	Lexicon Pharmaceuticals Inc.	84,532	133
*,1	Pulse Biosciences Inc.	7,474	131
*	Alto Neuroscience Inc.	11,433	131
*	Eliem Therapeutics Inc.	25,309	129
*	Orchestra BioMed Holdings Inc.	25,094	129
*	Caribou Biosciences Inc.	65,300	128
*	Vaxart Inc.	148,173	126
*	Cabaletta Bio Inc.	26,492	125
*	MacroGenics Inc.	38,094	125
*	LifeMD Inc.	23,838	125
*	Amylyx Pharmaceuticals Inc.	38,707	125
*	Nevro Corp.	21,922	123
	Acme United Corp.	2,909	121
*	XOMA Royalty Corp.	4,561	121
*	ProKidney Corp. Class A	61,933	119
*	InfuSystem Holdings Inc.	17,567	118
*	Theravance Biopharma Inc.	14,700	118
*	Black Diamond Therapeutics Inc.	27,000	117
*	Corbus Pharmaceuticals Holdings Inc.	5,650	117
*	Lineage Cell Therapeutics Inc.	128,266	116
*	TruBridge Inc.	9,434	113
*,1	Senseonics Holdings Inc.	324,200	113
*	ModivCare Inc.	7,812	112
*	Corvus Pharmaceuticals Inc.	20,935	111
*	Sight Sciences Inc.	17,683	111
*	Accuray Inc.	61,258	110
*	Joint Corp.	9,539	109
*	Adverum Biotechnologies Inc.	15,577	109
*	Inhibrx Biosciences Inc.	6,746	106
*	Tenaya Therapeutics Inc.	54,322	105
*	Kyverna Therapeutics Inc.	21,511	105
*	Zomedica Corp.	759,400	104
*	Solid Biosciences Inc.	14,964	104
*	DiaMedica Therapeutics Inc.	24,554	103
*	Coya Therapeutics Inc.	15,974	103
*	Semler Scientific Inc.	4,289	101
*,1	Zynex Inc.	12,104	99
*	Personalis Inc.	18,216	98
*	NeuroPace Inc.	14,122	98
*	Pyxis Oncology Inc.	26,643	98
*	Sanara Medtech Inc.	3,200	97
*	Achieve Life Sciences Inc.	20,200	96
*	FONAR Corp.	5,825	94
*	Poseida Therapeutics Inc. Class A	32,859	94
*	Instil Bio Inc.	1,388	93
*	Lifecore Biomedical Inc.	18,610	92
*	Sera Prognostics Inc. Class A	11,848	92
*	Zentalis Pharmaceuticals Inc.	24,854	91
*	PepGen Inc.	10,654	91
*	XBiotech Inc.	11,679	90
*	Lexeo Therapeutics Inc.	9,914	90
*	OptimizeRx Corp.	11,439	88
*	Precigen Inc.	93,207	88
*	Nkarta Inc.	19,414	88
*	Shattuck Labs Inc.	24,751	86
*	Inovio Pharmaceuticals Inc.	14,626	85
*	Eton Pharmaceuticals Inc.	13,900	83
*	scPharmaceuticals Inc.	18,200	83
*	American Well Corp. Class A	8,536	81
*	Cellectar Biosciences Inc.	37,500	80
*	908 Devices Inc.	22,158	77

		Shares	Market Value ($000)
*	Sangamo Therapeutics Inc.	87,322	76
*	Karyopharm Therapeutics Inc.	90,538	75
*	Verastem Inc.	25,193	75
*	Galectin Therapeutics Inc.	26,902	74
*,1	PDS Biotechnology Corp.	19,304	74
*	Puma Biotechnology Inc.	28,100	72
*	X4 Pharmaceuticals Inc.	107,908	72
*	Compass Therapeutics Inc.	38,900	72
*	Seer Inc. Class A	36,017	71
*	Quantum-Si Inc.	80,152	71
*	Stereotaxis Inc.	34,516	70
*	Innovage Holding Corp.	11,700	70
*	23andMe Holding Co. Class A	201,100	70
*,1	Bluebird Bio Inc.	132,508	69
*	Harvard Bioscience Inc.	25,649	69
*	Coherus Biosciences Inc.	65,031	68
*	aTyr Pharma Inc.	38,420	68
*	Ventyx Biosciences Inc.	31,028	68
*	KORU Medical Systems Inc.	24,374	67
*	Fennec Pharmaceuticals Inc.	13,356	67
*	Assertio Holdings Inc.	56,592	67
*	Seres Therapeutics Inc.	69,975	66
*	Relmada Therapeutics Inc.	20,489	66
*,1	Cardiff Oncology Inc.	24,797	66
*	Generation Bio Co.	26,818	66
*	Marinus Pharmaceuticals Inc.	37,350	66
*	Agenus Inc.	12,045	66
*	Kodiak Sciences Inc.	24,897	65
*	Acumen Pharmaceuticals Inc.	26,300	65
*	Greenwich Lifesciences Inc.	4,233	61
*	Adicet Bio Inc.	41,441	60
*	Invivyd Inc.	58,006	59
*	PMV Pharmaceuticals Inc.	37,924	57
*	CVRx Inc.	6,424	57
*	CytomX Therapeutics Inc.	46,219	55
*	Biodesix Inc.	30,322	54
*	Chimerix Inc.	57,135	53
*	Citius Pharmaceuticals Inc.	106,287	53
*	CytoSorbents Corp.	35,641	53
*	Hyperfine Inc. Class A	49,514	53
*	Scilex Holding Co.	56,900	53
*	Aclaris Therapeutics Inc.	44,964	52
*	Ovid therapeutics Inc.	43,087	51
*,1	Immuneering Corp. Class A	20,162	50
*	Nautilus Biotechnology Inc. Class A	17,600	50
*	Werewolf Therapeutics Inc.	23,041	49
*	Multiplan Corp.	6,435	49
*,1	Cartesian Therapeutics Inc.	3,003	48
*	Akoya Biosciences Inc.	17,202	47
*	RAPT Therapeutics Inc.	21,985	44
*	Clearside Biomedical Inc.	33,500	43
*	Acrivon Therapeutics Inc.	6,200	43
*	Sagimet Biosciences Inc. Class A	15,559	43
*,1	Tempus AI Inc. Class A	717	41
*	Anixa Biosciences Inc.	12,599	40
*	Alpha Teknova Inc.	8,236	40
*	Gritstone bio Inc.	67,016	39
*	Optinose Inc.	57,600	39
*	BioAtla Inc.	22,308	39
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $390)	44,359	37
*	Biote Corp. Class A	6,610	37
*	Actinium Pharmaceuticals Inc.	19,281	36
*	Forian Inc.	16,600	36
*	Mural Oncology plc	11,445	36
*	Eagle Pharmaceuticals Inc.	9,445	35
*	Augmedix Inc.	14,861	35
*	Nuvectis Pharma Inc.	5,600	35
*	Allakos Inc.	52,074	34
*,1	CEL - SCI Corp.	31,842	34
*	Renovaro Inc.	70,239	34

		Shares	Market Value ($000)
*	Tela Bio Inc.	13,582	34
*	ALX Oncology Holdings Inc.	18,529	34
*	Annovis Bio Inc.	4,100	33
*	LENSAR Inc.	7,146	33
*,1	Genelux Corp.	13,500	32
*	Cidara Therapeutics Inc.	2,966	32
*	Zenas Biopharma Inc.	1,865	32
*	Kronos Bio Inc.	30,839	31
*	Syros Pharmaceuticals Inc.	14,309	31
*	Outlook Therapeutics Inc.	5,578	30
*	Kezar Life Sciences Inc.	37,867	29
*	iCAD Inc.	18,133	28
*	Co-Diagnostics Inc.	22,573	28
*	Exagen Inc.	8,667	27
*	Passage Bio Inc.	38,001	27
*	Inmune Bio Inc.	5,000	27
*	Aadi Bioscience Inc.	13,200	27
*	Vigil Neuroscience Inc.	8,064	27
*	FibroGen Inc.	65,782	26
*	Apyx Medical Corp.	21,359	26
*	Inotiv Inc.	14,694	25
*	Verrica Pharmaceuticals Inc.	16,816	24
*	Outset Medical Inc.	34,549	23
*	Rallybio Corp.	19,513	23
*	ElectroCore Inc.	3,168	23
*	SCYNEXIS Inc.	15,090	22
*	Bicara Therapeutics Inc.	870	22
*	Carisma Therapeutics Inc.	21,192	21
*	Atara Biotherapeutics Inc.	2,595	21
*	Enzo Biochem Inc.	17,620	20
*	Precision BioSciences Inc.	2,184	20
*	Cue Biopharma Inc.	25,288	19
*	Dyadic International Inc.	17,910	19
*	Curis Inc.	3,304	18
*,1	Rapport Therapeutics Inc.	876	18
*	IRIDEX Corp.	8,974	16
*	Celularity Inc. Class A	5,470	16
*	Alumis Inc.	1,489	16
*,1	Ardent Health Partners Inc.	871	16
*	MBX Biosciences Inc.	620	16
*	Neuronetics Inc.	19,481	15
*	Ikena Oncology Inc.	8,052	14
*	Singular Genomics Systems Inc.	889	14
*	Orgenesis Inc.	3,226	14
*	Oncology Institute Inc.	39,500	13
*,1	NeueHealth Inc.	2,499	13
	MEI Pharma Inc.	4,686	13
*	Cumberland Pharmaceuticals Inc.	9,187	12
*	Retractable Technologies Inc.	15,700	12
*	Athira Pharma Inc.	26,677	12
*	Vicarious Surgical Inc. Class A	2,122	12
*	Matinas BioPharma Holdings Inc.	3,296	12
*	Sensei Biotherapeutics Inc.	18,109	11
*	Cara Therapeutics Inc.	33,414	10
*	Cutera Inc.	12,390	10
*	Movano Inc.	27,700	10
*	Artiva Biotherapeutics Inc.	623	10
*	Clene Inc.	2,074	10
*	BioAge Labs Inc.	499	10
*	Eyenovia Inc.	17,756	9
*	ProPhase Labs Inc.	3,600	9
*	Rapid Micro Biosystems Inc. Class A	10,406	9
*	Cognition Therapeutics Inc.	19,437	9
*	TherapeuticsMD Inc.	5,268	9
*	Palatin Technologies Inc.	9,547	9
*	Oncocyte Corp.	3,182	9
*	Bioxcel Therapeutics Inc.	13,911	8
*	Reviva Pharmaceuticals Holdings Inc.	5,640	8
*	Elevation Oncology Inc.	13,217	8
*	Allurion Technologies Inc.	13,649	8

		Shares	Market Value ($000)
*	Vor BioPharma Inc.	10,664	7
*	AN2 Therapeutics Inc.	5,580	6
*	Contineum Therapeutics Inc. Class A	327	6
*	ATI Physical Therapy Inc.	764	5
*	Boundless Bio Inc.	794	3
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
			4,090,866
Industrials (7.8%)
	Visa Inc. Class A	1,074,586	295,457
	Mastercard Inc. Class A	530,695	262,057
	Accenture plc Class A	402,915	142,422
	General Electric Co.	662,206	124,879
	Caterpillar Inc.	311,753	121,933
	RTX Corp.	855,855	103,695
	Union Pacific Corp.	391,941	96,606
	Lockheed Martin Corp.	153,387	89,664
	American Express Co.	320,085	86,807
	Honeywell International Inc.	417,699	86,343
	Eaton Corp. plc	256,211	84,919
	Automatic Data Processing Inc.	262,802	72,725
	Deere & Co.	168,325	70,247
*	Fiserv Inc.	369,701	66,417
	United Parcel Service Inc. Class B	470,953	64,210
*	Boeing Co.	396,102	60,223
	Trane Technologies plc	145,208	56,447
	Sherwin-Williams Co.	145,842	55,664
	Parker-Hannifin Corp.	82,558	52,162
*	PayPal Holdings Inc.	656,701	51,242
	Northrop Grumman Corp.	94,119	49,701
	TransDigm Group Inc.	34,247	48,875
	3M Co.	352,979	48,252
	Illinois Tool Works Inc.	181,136	47,470
	General Dynamics Corp.	150,165	45,380
	Cintas Corp.	220,237	45,342
*	GE Vernova Inc.	176,676	45,049
	Carrier Global Corp.	551,426	44,384
	CSX Corp.	1,246,520	43,042
	Emerson Electric Co.	368,322	40,283
	FedEx Corp.	141,651	38,767
	Norfolk Southern Corp.	145,845	36,243
	Capital One Financial Corp.	232,550	34,820
	United Rentals Inc.	42,655	34,539
	Johnson Controls International plc	429,877	33,363
	PACCAR Inc.	336,660	33,222
	Fidelity National Information Services Inc.	349,726	29,290
	WW Grainger Inc.	28,191	29,285
*	Fair Isaac Corp.	14,952	29,060
	L3Harris Technologies Inc.	121,830	28,980
	Cummins Inc.	88,310	28,594
	Quanta Services Inc.	94,559	28,193
	Paychex Inc.	208,907	28,033
	Otis Worldwide Corp.	257,038	26,717
	Howmet Aerospace Inc.	263,146	26,380
	Ferguson Enterprises Inc.	128,949	25,605
	AMETEK Inc.	148,775	25,546
	Ingersoll Rand Inc.	260,100	25,531
	Dow Inc.	450,346	24,602
	Old Dominion Freight Line Inc.	123,693	24,570
	Verisk Analytics Inc.	91,594	24,544
*	Block Inc. Class A	358,324	24,054
	Equifax Inc.	79,295	23,302
	DuPont de Nemours Inc.	242,623	21,620
	Vulcan Materials Co.	85,044	21,298
	Martin Marietta Materials Inc.	39,185	21,091
	Xylem Inc.	155,466	20,993
*	Mettler-Toledo International Inc.	13,745	20,613
	Westinghouse Air Brake Technologies Corp.	111,912	20,342
	PPG Industries Inc.	149,121	19,753

		Shares	Market Value ($000)
	Rockwell Automation Inc.	73,456	19,720
*	Axon Enterprise Inc.	46,189	18,457
*	Keysight Technologies Inc.	111,447	17,712
	Fortive Corp.	224,044	17,684
	Dover Corp.	88,378	16,946
	Veralto Corp.	151,156	16,908
	Global Payments Inc.	163,875	16,784
	Smurfit WestRock plc	333,950	16,504
	Hubbell Inc. Class B	34,503	14,779
*	Builders FirstSource Inc.	74,498	14,442
	Booz Allen Hamilton Holding Corp.	83,401	13,574
	Ball Corp.	196,408	13,338
	Carlisle Cos. Inc.	29,583	13,305
*	Teledyne Technologies Inc.	30,125	13,185
*	Corpay Inc.	42,104	13,168
	TransUnion	124,837	13,070
	HEICO Corp. Class A	64,048	13,050
	EMCOR Group Inc.	30,266	13,030
	Synchrony Financial	253,829	12,661
	Lennox International Inc.	20,686	12,500
	Packaging Corp. of America	57,773	12,444
*	Zebra Technologies Corp. Class A	33,106	12,260
	Expeditors International of Washington Inc.	90,290	11,864
	Masco Corp.	140,182	11,767
	Stanley Black & Decker Inc.	100,015	11,015
	Watsco Inc.	22,361	10,999
	Textron Inc.	120,098	10,638
	Jacobs Solutions Inc.	79,828	10,450
	IDEX Corp.	48,713	10,449
	Pentair plc	105,056	10,273
	RPM International Inc.	82,200	9,946
	Owens Corning	56,146	9,911
	Snap-on Inc.	33,967	9,841
*	Trimble Inc.	157,332	9,769
	Graco Inc.	107,003	9,364
	JB Hunt Transport Services Inc.	52,098	8,978
	Comfort Systems USA Inc.	22,961	8,963
	AECOM	85,961	8,877
	FTAI Aviation Ltd.	66,700	8,864
	Nordson Corp.	33,070	8,685
	Jack Henry & Associates Inc.	47,423	8,372
	Curtiss-Wright Corp.	24,797	8,151
	Tetra Tech Inc.	171,590	8,092
	Allegion plc	55,272	8,055
*	TopBuild Corp.	19,599	7,973
	CH Robinson Worldwide Inc.	71,252	7,864
	Advanced Drainage Systems Inc.	49,800	7,827
	ITT Inc.	51,447	7,692
*	XPO Inc.	71,142	7,649
	nVent Electric plc	106,603	7,490
*	Saia Inc.	17,090	7,473
	Crown Holdings Inc.	77,452	7,426
	Fortune Brands Innovations Inc.	79,925	7,156
	Regal Rexnord Corp.	42,786	7,097
	Lincoln Electric Holdings Inc.	36,586	7,025
	A O Smith Corp.	76,754	6,895
	AptarGroup Inc.	42,968	6,883
	Huntington Ingalls Industries Inc.	24,806	6,558
	Woodward Inc.	37,872	6,495
	BWX Technologies Inc.	58,851	6,397
	Eagle Materials Inc.	21,501	6,185
*	Generac Holdings Inc.	38,453	6,109
*	Affirm Holdings Inc. Class A	147,888	6,037
	Toro Co.	67,568	5,860
	Graphic Packaging Holding Co.	193,243	5,718
	Donaldson Co. Inc.	76,796	5,660
*	Mohawk Industries Inc.	34,775	5,588
	Applied Industrial Technologies Inc.	24,878	5,551
	Acuity Brands Inc.	19,974	5,501
*	WEX Inc.	26,181	5,491

		Shares	Market Value ($000)
*	Core & Main Inc. Class A	123,444	5,481
*	ATI Inc.	80,460	5,384
	Allison Transmission Holdings Inc.	55,739	5,355
	WESCO International Inc.	31,843	5,349
*	API Group Corp.	161,589	5,336
*	Fluor Corp.	111,367	5,313
	Knight-Swift Transportation Holdings Inc. Class A	98,330	5,305
	Simpson Manufacturing Co. Inc.	27,461	5,252
*	FTI Consulting Inc.	22,914	5,214
*	Axalta Coating Systems Ltd.	137,844	4,989
*	MasTec Inc.	40,425	4,976
	Crane Co.	31,205	4,939
*	Middleby Corp.	34,329	4,776
	Berry Global Group Inc.	69,472	4,723
	MKS Instruments Inc.	42,864	4,660
*	SPX Technologies Inc.	29,094	4,639
*	Trex Co. Inc.	68,841	4,583
	Genpact Ltd.	115,264	4,520
*	Kirby Corp.	36,913	4,519
*	Paylocity Holding Corp.	27,028	4,459
	AAON Inc.	41,232	4,446
	Cognex Corp.	109,412	4,431
	Louisiana-Pacific Corp.	40,991	4,405
	Flowserve Corp.	84,044	4,344
*	AZEK Co. Inc. Class A	92,792	4,343
*	WillScot Holdings Corp.	114,239	4,295
	Littelfuse Inc.	16,120	4,276
*	Modine Manufacturing Co.	32,153	4,270
	MSA Safety Inc.	24,023	4,260
	Landstar System Inc.	22,513	4,252
	Robert Half Inc.	62,220	4,194
	Oshkosh Corp.	41,822	4,191
	Badger Meter Inc.	19,055	4,162
*	GXO Logistics Inc.	79,106	4,119
	AGCO Corp.	41,612	4,072
	Esab Corp.	37,891	4,028
	CSW Industrials Inc.	10,744	3,937
	Moog Inc. Class A	19,070	3,853
	Exponent Inc.	33,071	3,812
	Installed Building Products Inc.	15,343	3,779
	HEICO Corp.	14,449	3,778
	Ryder System Inc.	25,899	3,776
	Valmont Industries Inc.	12,944	3,753
*	ExlService Holdings Inc.	98,224	3,747
	Armstrong World Industries Inc.	28,488	3,744
	Watts Water Technologies Inc. Class A	17,707	3,669
*	Shift4 Payments Inc. Class A	41,360	3,665
	Federal Signal Corp.	38,785	3,625
	Boise Cascade Co.	25,642	3,615
*	AeroVironment Inc.	17,911	3,591
	Sensata Technologies Holding plc	98,764	3,542
	Maximus Inc.	37,824	3,524
*	Aurora Innovation Inc. Class A	594,006	3,517
	Brunswick Corp.	41,921	3,514
*	Chart Industries Inc.	28,288	3,512
*	Dycom Industries Inc.	17,666	3,482
*	BILL Holdings Inc.	65,477	3,455
	Sonoco Products Co.	62,975	3,440
*	ACI Worldwide Inc.	67,243	3,423
	MDU Resources Group Inc.	124,803	3,421
*	Beacon Roofing Supply Inc.	38,877	3,360
*	Knife River Corp.	37,262	3,331
	Vontier Corp.	96,905	3,270
*	Itron Inc.	29,743	3,177
	Matson Inc.	22,209	3,167
	Zurn Elkay Water Solutions Corp.	88,077	3,166
	GATX Corp.	23,315	3,088
	Brink's Co.	26,612	3,077
*	Summit Materials Inc. Class A	78,274	3,055
	Belden Inc.	25,308	2,964

		Shares	Market Value ($000)
	Arcosa Inc.	30,772	2,916
*	Verra Mobility Corp. Class A	103,749	2,885
	Herc Holdings Inc.	17,883	2,851
	Air Lease Corp. Class A	62,661	2,838
	HB Fuller Co.	35,555	2,822
*	Sterling Infrastructure Inc.	18,953	2,749
	Sealed Air Corp.	75,541	2,742
	Franklin Electric Co. Inc.	25,672	2,691
*	ASGN Inc.	28,434	2,651
*	Euronet Worldwide Inc.	26,630	2,643
	EnerSys	25,782	2,631
	Silgan Holdings Inc.	49,980	2,624
*	Gates Industrial Corp. plc	149,050	2,616
	Kadant Inc.	7,657	2,588
	Western Union Co.	214,472	2,559
	MSC Industrial Direct Co. Inc. Class A	29,465	2,536
*	Amentum Holdings Inc.	78,354	2,527
*	RXO Inc.	88,410	2,476
	Korn Ferry	32,519	2,447
*	Rocket Lab USA Inc.	247,628	2,409
*	Spirit AeroSystems Holdings Inc. Class A	73,553	2,391
*	GMS Inc.	25,970	2,352
	Granite Construction Inc.	27,954	2,216
	Terex Corp.	41,693	2,206
	ManpowerGroup Inc.	29,810	2,192
	Mueller Water Products Inc. Class A	100,679	2,185
	Brady Corp. Class A	27,750	2,127
*	CBIZ Inc.	31,606	2,127
	Enpro Inc.	13,014	2,111
	Otter Tail Corp.	26,833	2,097
	Atmus Filtration Technologies Inc.	55,564	2,085
*	Kratos Defense & Security Solutions Inc.	89,245	2,079
	John Bean Technologies Corp.	21,074	2,076
	ABM Industries Inc.	39,266	2,072
	ESCO Technologies Inc.	15,921	2,054
	ICF International Inc.	12,236	2,041
	Patrick Industries Inc.	14,336	2,041
	Atkore Inc.	23,990	2,033
	UniFirst Corp.	10,118	2,010
	Griffon Corp.	27,629	1,934
	Trinity Industries Inc.	55,208	1,923
	Insperity Inc.	21,424	1,885
*	Construction Partners Inc. Class A	26,906	1,878
	UL Solutions Inc. Class A	38,035	1,875
	TriNet Group Inc.	19,231	1,865
*	Alight Inc. Class A	251,264	1,859
*	Resideo Technologies Inc.	90,750	1,828
	Primoris Services Corp.	31,147	1,809
	Albany International Corp. Class A	20,199	1,795
	Hub Group Inc. Class A	38,104	1,732
	McGrath RentCorp	16,383	1,725
	ADT Inc.	233,553	1,689
	Crane NXT Co.	29,409	1,650
*	OSI Systems Inc.	10,771	1,635
	ArcBest Corp.	14,662	1,590
*	Mirion Technologies Inc. Class A	139,391	1,543
	International Seaways Inc.	29,765	1,535
*	Masterbrand Inc.	82,780	1,535
	AZZ Inc.	18,330	1,514
*	Leonardo DRS Inc.	52,641	1,486
	EVERTEC Inc.	42,798	1,450
	Enerpac Tool Group Corp. Class A	34,496	1,445
*	Hayward Holdings Inc.	93,075	1,428
*	Hillman Solutions Corp.	133,513	1,410
	Werner Enterprises Inc.	36,502	1,409
*	Aspen Aerogels Inc.	50,289	1,393
*,1	Bloom Energy Corp. Class A	130,341	1,376
	Kennametal Inc.	52,935	1,373
*	Payoneer Global Inc.	180,547	1,360
*	AAR Corp.	20,760	1,357

		Shares	Market Value ($000)
	Vestis Corp.	90,672	1,351
*	Marqeta Inc. Class A	274,024	1,348
	Standex International Corp.	7,235	1,322
*	NCR Atleos Corp.	46,336	1,322
*	O-I Glass Inc.	99,950	1,311
*	Flywire Corp.	78,041	1,279
	Alamo Group Inc.	7,024	1,265
*	Mercury Systems Inc.	34,125	1,263
*	Gibraltar Industries Inc.	18,023	1,260
	Powell Industries Inc.	5,654	1,255
*,1	Joby Aviation Inc.	244,410	1,229
	Tennant Co.	12,577	1,208
	Hillenbrand Inc.	43,384	1,206
*	Remitly Global Inc.	89,826	1,203
*	Huron Consulting Group Inc.	10,970	1,192
	Barnes Group Inc.	29,374	1,187
	Greif Inc. Class A	17,726	1,111
	Helios Technologies Inc.	23,191	1,106
*	AMN Healthcare Services Inc.	25,518	1,082
*	Donnelley Financial Solutions Inc.	16,200	1,066
	Apogee Enterprises Inc.	14,926	1,045
*	MYR Group Inc.	10,214	1,044
*	Blue Bird Corp.	21,663	1,039
	Greenbrier Cos. Inc.	19,892	1,012
*	IES Holdings Inc.	5,070	1,012
*	American Woodmark Corp.	10,553	986
	H&E Equipment Services Inc.	19,482	948
	Napco Security Technologies Inc.	23,404	947
*	Janus International Group Inc.	93,011	940
*,1	PureCycle Technologies Inc.	93,329	887
	Quanex Building Products Corp.	31,781	882
*	CoreCivic Inc.	69,409	878
	REV Group Inc.	31,226	876
*,1	Enovix Corp.	93,168	870
*	AvidXchange Holdings Inc.	106,455	863
*	JELD-WEN Holding Inc.	53,779	850
	Lindsay Corp.	6,789	846
	VSE Corp.	10,198	844
*	Cimpress plc	10,244	839
*	Tutor Perini Corp.	30,540	830
*	Upwork Inc.	77,981	815
*	NV5 Global Inc.	8,306	776
	Schneider National Inc. Class B	26,252	749
	Pitney Bowes Inc.	103,700	739
	Argan Inc.	7,138	724
	CRA International Inc.	4,130	724
	Kforce Inc.	11,689	718
*	Loar Holdings Inc.	9,334	696
*	Transcat Inc.	5,740	693
*	Thermon Group Holdings Inc.	22,309	666
	Bel Fuse Inc. Class B	8,286	651
*	Energy Recovery Inc.	37,200	647
*	Triumph Group Inc.	49,946	644
*	Vicor Corp.	15,232	641
[1]	Forward Air Corp.	18,014	638
*	Air Transport Services Group Inc.	39,197	635
*	First Advantage Corp.	31,653	628
	Deluxe Corp.	32,129	626
	United States Lime & Minerals Inc.	6,405	626
	Columbus McKinnon Corp.	17,002	612
	Marten Transport Ltd.	33,456	592
*	BlueLinx Holdings Inc.	5,592	590
	Perella Weinberg Partners Class A	30,221	584
	Gorman-Rupp Co.	14,781	576
*	CECO Environmental Corp.	20,369	574
	Barrett Business Services Inc.	14,856	557
	TriMas Corp.	21,787	556
	Cadre Holdings Inc.	14,657	556
*	Proto Labs Inc.	18,863	554
	Astec Industries Inc.	16,978	542

		Shares	Market Value ($000)
*	DXP Enterprises Inc.	10,164	542
	Wabash National Corp.	27,738	532
*,1	Archer Aviation Inc. Class A	173,178	525
*	Montrose Environmental Group Inc.	19,918	524
*	V2X Inc.	9,173	512
	FTAI Infrastructure Inc.	53,678	502
*	Conduent Inc.	122,700	495
	Miller Industries Inc.	8,081	493
*	BrightView Holdings Inc.	30,953	487
*	Repay Holdings Corp. Class A	57,838	472
	Kelly Services Inc. Class A	21,601	463
*	Great Lakes Dredge & Dock Corp.	43,592	459
	Mesa Laboratories Inc.	3,518	457
*	Ducommun Inc.	6,927	456
	Heidrick & Struggles International Inc.	11,672	454
	Hyster-Yale Inc.	7,125	454
	Ennis Inc.	18,244	444
*	Legalzoom.com Inc.	68,217	433
*,1	Symbotic Inc. Class A	17,400	424
*	ZipRecruiter Inc. Class A	43,176	410
	Insteel Industries Inc.	12,794	398
*	Limbach Holdings Inc.	5,163	391
	Douglas Dynamics Inc.	13,865	382
	Cass Information Systems Inc.	9,079	377
*,1	Eos Energy Enterprises Inc.	126,739	376
	Myers Industries Inc.	26,906	372
	LSI Industries Inc.	22,679	366
*	I3 Verticals Inc. Class A	17,054	363
*	Cantaloupe Inc.	47,000	348
*	Franklin Covey Co.	8,348	343
*	Green Dot Corp. Class A	29,098	341
*	Sterling Check Corp.	20,294	339
*	Cross Country Healthcare Inc.	24,721	332
*	Astronics Corp.	16,605	323
*	Titan International Inc.	37,200	302
	Pactiv Evergreen Inc.	25,797	297
*,1	Sezzle Inc.	1,728	295
	Heartland Express Inc.	23,446	288
	Covenant Logistics Group Inc. Class A	5,230	276
	National Presto Industries Inc.	3,650	274
*	FARO Technologies Inc.	14,129	270
*	International Money Express Inc.	14,321	265
*	Willdan Group Inc.	6,469	265
	Shyft Group Inc.	21,038	264
*	Evolv Technologies Holdings Inc.	64,100	260
*	Vishay Precision Group Inc.	9,889	256
*	Manitowoc Co. Inc.	25,878	249
	Universal Logistics Holdings Inc.	5,573	240
*	Distribution Solutions Group Inc.	6,200	239
*	CryoPort Inc.	28,888	234
*,1	Intuitive Machines Inc.	28,453	229
*	Ranpak Holdings Corp. Class A	34,100	223
	Park-Ohio Holdings Corp.	7,030	216
	Resources Connection Inc.	22,291	216
*	Iteris Inc.	30,071	215
*	Radiant Logistics Inc.	33,408	215
*	Bowman Consulting Group Ltd.	8,779	211
*	Mistras Group Inc.	18,400	209
*	Titan Machinery Inc.	14,860	207
*	Hyliion Holdings Corp.	83,600	207
	Luxfer Holdings plc	15,807	205
*	Hudson Technologies Inc.	24,429	204
*	Performant Financial Corp.	54,600	204
	Eastern Co.	6,047	196
*	Target Hospitality Corp.	24,100	188
*	Redwire Corp.	27,300	188
*	Proficient Auto Logistics Inc.	13,115	186
	Kronos Worldwide Inc.	14,677	183
*	Byrna Technologies Inc.	10,800	183
*	Graham Corp.	6,141	182

		Shares	Market Value ($000)
*	Acacia Research Corp.	38,613	180
	Allient Inc.	9,444	179
*	Mayville Engineering Co. Inc.	8,494	179
	Willis Lease Finance Corp.	1,168	174
*	Forrester Research Inc.	9,338	168
*	Paymentus Holdings Inc. Class A	7,993	160
*	Atlanticus Holdings Corp.	4,500	158
*	TrueBlue Inc.	19,732	156
	Park Aerospace Corp.	11,793	154
	CompoSecure Inc. Class A	10,764	151
*	Custom Truck One Source Inc.	42,875	148
*,1	Spire Global Inc.	14,787	148
*	Centuri Holdings Inc.	8,618	139
*	L B Foster Co. Class A	6,452	132
*	CS Disco Inc.	21,829	128
*	Core Molding Technologies Inc.	7,270	125
	Karat Packaging Inc.	4,844	125
*	Orion Group Holdings Inc.	20,493	118
*	Moneylion Inc.	2,834	118
	ARC Document Solutions Inc.	34,251	116
*,1	Nikola Corp.	25,383	116
*	Gencor Industries Inc.	5,230	109
	Alta Equipment Group Inc.	15,900	107
	Hurco Cos. Inc.	5,051	106
*	Paysign Inc.	29,000	106
*	CPI Card Group Inc.	3,680	102
*	AerSale Corp.	19,557	99
	Information Services Group Inc.	29,685	98
*	TaskUS Inc. Class A	6,997	90
*	Innovative Solutions & Support Inc.	13,684	89
*	Commercial Vehicle Group Inc.	26,700	87
*,1	Virgin Galactic Holdings Inc.	13,972	85
	BGSF Inc.	9,700	82
	TTEC Holdings Inc.	13,047	77
*	VirTra Inc.	12,000	75
*	Desktop Metal Inc. Class A	15,950	75
	EVI Industries Inc.	3,846	74
*	Babcock & Wilcox Enterprises Inc.	35,646	73
*	374Water Inc.	53,808	73
*	SoundThinking Inc.	6,113	71
*	Blade Air Mobility Inc.	23,700	70
*	Concrete Pumping Holdings Inc.	11,630	67
	HireQuest Inc.	4,700	67
	Twin Disc Inc.	5,130	64
*	Ultralife Corp.	6,533	59
*	BlackSky Technology Inc. Class A	11,450	54
*	Luna Innovations Inc.	22,193	52
*	PAM Transportation Services Inc.	2,804	52
	Quad/Graphics Inc.	11,300	51
*	Markforged Holding Corp.	8,790	42
*	LightPath Technologies Inc. Class A	30,132	41
*,1	Wrap Technologies Inc.	21,600	32
*	Danimer Scientific Inc.	65,200	30
*	Broadwind Inc.	12,171	28
	Frequency Electronics Inc.	2,074	25
*	Taylor Devices Inc.	489	24
*,1	Microvast Holdings Inc.	83,100	21
*	Hydrofarm Holdings Group Inc.	24,181	17
*	Terran Orbital Corp.	67,000	17
*	RF Industries Ltd.	3,910	16
*	INNOVATE Corp.	4,105	15
*	Amprius Technologies Inc.	12,900	14
*	Orion Energy Systems Inc.	13,570	12
*	DHI Group Inc.	4,237	8
*	Usio Inc.	3,623	5
*,2	Patriot National Inc.	7,513	—
*,2	GCI Liberty Inc.	78,532	—
			4,544,858

		Shares	Market Value ($000)
Other (0.1%)[4]
[5]	Vanguard Total Bond Market ETF	523,724	39,337
Real Estate (1.8%)
	Prologis Inc.	595,504	75,200
	American Tower Corp.	300,515	69,888
	Equinix Inc.	61,081	54,217
	Welltower Inc.	392,109	50,202
	Public Storage	101,639	36,983
	Realty Income Corp.	560,343	35,537
	Digital Realty Trust Inc.	210,559	34,075
	Simon Property Group Inc.	198,930	33,623
	Crown Castle Inc.	279,289	33,132
*	CBRE Group Inc. Class A	197,719	24,612
	Extra Space Storage Inc.	136,208	24,543
	Iron Mountain Inc.	187,920	22,331
	VICI Properties Inc. Class A	666,989	22,217
	AvalonBay Communities Inc.	91,028	20,504
*	CoStar Group Inc.	263,120	19,850
	Equity Residential	232,138	17,285
	Ventas Inc.	265,524	17,028
	SBA Communications Corp.	69,053	16,621
	Weyerhaeuser Co.	469,068	15,883
	Alexandria Real Estate Equities Inc.	112,040	13,305
	Invitation Homes Inc.	373,978	13,186
	Essex Property Trust Inc.	41,266	12,191
	Mid-America Apartment Communities Inc.	75,253	11,958
	Sun Communities Inc.	79,830	10,789
	Healthpeak Properties Inc.	452,634	10,352
	Kimco Realty Corp.	435,190	10,105
	UDR Inc.	211,448	9,587
	WP Carey Inc.	140,981	8,783
	Gaming & Leisure Properties Inc.	167,194	8,602
	Camden Property Trust	68,595	8,474
	Regency Centers Corp.	116,277	8,399
*	Jones Lang LaSalle Inc.	30,390	8,200
	Host Hotels & Resorts Inc.	446,417	7,857
	CubeSmart	144,901	7,800
	Equity LifeStyle Properties Inc.	108,462	7,738
	American Homes 4 Rent Class A	197,288	7,574
	Lamar Advertising Co. Class A	56,228	7,512
	BXP Inc.	91,880	7,393
	Omega Healthcare Investors Inc.	166,938	6,794
	Rexford Industrial Realty Inc.	130,363	6,559
*	Zillow Group Inc. Class C	99,493	6,353
	Federal Realty Investment Trust	54,026	6,211
	EastGroup Properties Inc.	31,158	5,821
	NNN REIT Inc.	118,593	5,751
	Brixmor Property Group Inc.	194,395	5,416
	Americold Realty Trust Inc.	183,744	5,194
	Agree Realty Corp.	63,824	4,808
	First Industrial Realty Trust Inc.	85,538	4,788
	Vornado Realty Trust	119,054	4,691
	STAG Industrial Inc.	118,142	4,618
	Healthcare Realty Trust Inc. Class A	231,255	4,197
	Terreno Realty Corp.	61,987	4,143
	Ryman Hospitality Properties Inc.	36,541	3,919
	Essential Properties Realty Trust Inc.	111,100	3,794
	Kite Realty Group Trust	138,801	3,687
	Lineage Inc.	44,376	3,478
	Rayonier Inc.	97,295	3,131
	CareTrust REIT Inc.	98,637	3,044
	Phillips Edison & Co. Inc.	80,421	3,033
	SL Green Realty Corp.	43,061	2,997
	Cousins Properties Inc.	99,739	2,940
	Independence Realty Trust Inc.	141,297	2,897
	Kilroy Realty Corp.	73,486	2,844
	Sabra Health Care REIT Inc.	149,753	2,787
	HA Sustainable Infrastructure Capital Inc.	74,747	2,577
	American Healthcare REIT Inc.	97,098	2,534

		Shares	Market Value ($000)
	Macerich Co.	135,153	2,465
	EPR Properties	49,368	2,421
	Tanger Inc.	72,611	2,409
	Innovative Industrial Properties Inc.	17,780	2,393
	PotlatchDeltic Corp.	52,788	2,378
	Highwoods Properties Inc.	69,551	2,331
	National Health Investors Inc.	27,363	2,300
[1]	Medical Properties Trust Inc.	385,862	2,257
	Broadstone Net Lease Inc.	116,292	2,204
	National Storage Affiliates Trust	44,686	2,154
	COPT Defense Properties	70,974	2,153
	Apple Hospitality REIT Inc.	136,950	2,034
*	Cushman & Wakefield plc	143,192	1,952
*	Compass Inc. Class A	316,929	1,936
	Park Hotels & Resorts Inc.	131,410	1,853
	Douglas Emmett Inc.	105,145	1,847
	Four Corners Property Trust Inc.	62,141	1,821
	LXP Industrial Trust	171,078	1,719
	St. Joe Co.	28,863	1,683
	Acadia Realty Trust	69,696	1,636
	Outfront Media Inc.	87,073	1,600
	Urban Edge Properties	72,952	1,560
	DigitalBridge Group Inc.	106,455	1,504
	SITE Centers Corp.	23,237	1,406
*	Howard Hughes Holdings Inc.	18,144	1,405
	InvenTrust Properties Corp.	46,635	1,323
	Sunstone Hotel Investors Inc.	127,651	1,317
	Retail Opportunity Investments Corp.	82,744	1,302
*	Zillow Group Inc. Class A	21,011	1,301
	Global Net Lease Inc.	153,295	1,291
*	Equity Commonwealth	61,932	1,232
	Newmark Group Inc. Class A	75,469	1,172
	LTC Properties Inc.	30,218	1,109
	Pebblebrook Hotel Trust	83,700	1,107
*	GEO Group Inc.	84,496	1,086
	DiamondRock Hospitality Co.	117,653	1,027
	Getty Realty Corp.	32,126	1,022
	Empire State Realty Trust Inc. Class A	90,800	1,006
	Alexander & Baldwin Inc.	51,212	983
	Xenia Hotels & Resorts Inc.	65,976	974
*	Redfin Corp.	77,098	966
[1]	Sila Realty Trust Inc.	36,970	935
	Elme Communities	52,814	929
	JBG SMITH Properties	51,869	907
	Piedmont Office Realty Trust Inc. Class A	89,460	904
	Uniti Group Inc.	158,935	896
	Easterly Government Properties Inc. Class A	65,162	885
	NETSTREIT Corp.	53,310	881
	American Assets Trust Inc.	32,842	878
*	Opendoor Technologies Inc.	426,400	853
	Veris Residential Inc.	45,624	815
	RLJ Lodging Trust	85,322	783
*	Apartment Investment & Management Co. Class A	85,801	776
	UMH Properties Inc.	39,327	774
	Kennedy-Wilson Holdings Inc.	69,111	764
	eXp World Holdings Inc.	52,290	737
	NexPoint Residential Trust Inc.	15,703	691
	Plymouth Industrial REIT Inc.	30,451	688
	Paramount Group Inc.	130,029	640
	Marcus & Millichap Inc.	15,657	620
	Centerspace	8,690	612
	Diversified Healthcare Trust	135,185	566
	Summit Hotel Properties Inc.	77,848	534
	Armada Hoffler Properties Inc.	48,374	524
	Brandywine Realty Trust	91,620	498
	Service Properties Trust	109,016	497
	Hudson Pacific Properties Inc.	100,418	480
	Whitestone REIT	35,347	478
	Gladstone Commercial Corp.	28,553	464
	Global Medical REIT Inc.	46,224	458

		Shares	Market Value ($000)
	Universal Health Realty Income Trust	9,107	417
	Alexander's Inc.	1,565	379
	Saul Centers Inc.	8,462	355
	CBL & Associates Properties Inc.	14,100	355
*	Anywhere Real Estate Inc.	69,700	354
	Community Healthcare Trust Inc.	18,947	344
*	Forestar Group Inc.	10,316	334
	Peakstone Realty Trust	23,900	326
*	Tejon Ranch Co.	17,443	306
	NET Lease Office Properties	9,912	303
	CTO Realty Growth Inc.	15,777	300
	Gladstone Land Corp.	21,191	295
	Ares Commercial Real Estate Corp.	39,600	277
	Industrial Logistics Properties Trust	57,267	273
	RMR Group Inc. Class A	10,425	265
	Farmland Partners Inc.	22,674	237
*	FRP Holdings Inc.	6,856	205
	Chatham Lodging Trust	23,516	200
*	RE/MAX Holdings Inc. Class A	15,637	195
	BRT Apartments Corp.	10,834	190
	Postal Realty Trust Inc. Class A	12,803	187
	Orion Office REIT Inc.	42,982	172
*	Maui Land & Pineapple Co. Inc.	7,400	166
	Bridge Investment Group Holdings Inc. Class A	16,783	166
	One Liberty Properties Inc.	5,952	164
*	Seritage Growth Properties Class A	31,500	146
*	Star Holdings	10,381	144
	Alpine Income Property Trust Inc.	7,700	140
	City Office REIT Inc.	23,669	138
	Braemar Hotels & Resorts Inc.	41,700	129
	Modiv Industrial Inc. Class C	7,600	128
*	Stratus Properties Inc.	3,856	100
*	Douglas Elliman Inc.	53,336	98
	Franklin Street Properties Corp.	50,715	90
	Clipper Realty Inc.	14,042	80
	Office Properties Income Trust	36,326	79
	Global Self Storage Inc.	10,820	56
*	Seaport Entertainment Group Inc.	1,556	43
*	Offerpad Solutions Inc.	10,420	42
	Bluerock Homes Trust Inc.	2,589	39
*	Ashford Hospitality Trust Inc.	33,216	25
*	Fathom Holdings Inc.	5,900	15
*	Rafael Holdings Inc. Class B	7,114	14
*	Sotherly Hotels Inc.	10,121	12
*,2	Spirit MTA REIT	44,200	4
*	Altisource Portfolio Solutions SA	1,131	1
	Creative Media & Community Trust Corp.	2,244	1
			1,018,937
Technology (20.5%)
	Apple Inc.	9,290,911	2,164,782
	Microsoft Corp.	4,781,425	2,057,447
	NVIDIA Corp.	15,032,054	1,825,492
	Meta Platforms Inc. Class A	1,405,254	804,424
	Alphabet Inc. Class A	3,769,706	625,206
	Broadcom Inc.	2,994,138	516,489
	Alphabet Inc. Class C	3,052,851	510,406
	Oracle Corp.	1,063,714	181,257
*	Advanced Micro Devices Inc.	1,040,930	170,796
	Salesforce Inc.	592,075	162,057
*	Adobe Inc.	285,181	147,661
	International Business Machines Corp.	592,675	131,029
	QUALCOMM Inc.	716,286	121,804
	Texas Instruments Inc.	587,384	121,336
*	ServiceNow Inc.	132,473	118,483
	Applied Materials Inc.	530,017	107,090
	Intuit Inc.	170,782	106,056
	Micron Technology Inc.	712,995	73,945
	Analog Devices Inc.	319,228	73,477
*	Palo Alto Networks Inc.	208,248	71,179

		Shares	Market Value ($000)
	Lam Research Corp.	84,023	68,569
	KLA Corp.	86,383	66,896
	Intel Corp.	2,474,527	58,052
	Amphenol Corp. Class A	773,145	50,378
*	Synopsys Inc.	98,743	50,002
*	Palantir Technologies Inc. Class A	1,308,544	48,678
*	Cadence Design Systems Inc.	176,002	47,702
*	Crowdstrike Holdings Inc. Class A	148,403	41,623
	Marvell Technology Inc.	556,372	40,126
	Roper Technologies Inc.	68,969	38,377
*	Autodesk Inc.	138,435	38,136
*	Workday Inc. Class A	136,167	33,281
*	Fortinet Inc.	394,439	30,589
*	DoorDash Inc. Class A	209,309	29,875
	TE Connectivity plc	194,800	29,413
	Microchip Technology Inc.	344,262	27,641
	Monolithic Power Systems Inc.	29,714	27,471
	Cognizant Technology Solutions Corp. Class A	317,493	24,504
*	Gartner Inc.	47,144	23,891
	Vertiv Holdings Co. Class A	229,382	22,821
	HP Inc.	627,954	22,525
	Corning Inc.	497,826	22,477
*	Snowflake Inc. Class A	193,576	22,234
*	Datadog Inc. Class A	189,838	21,843
	Dell Technologies Inc. Class C	178,618	21,173
*	ON Semiconductor Corp.	274,832	19,956
	CDW Corp.	85,635	19,379
*,1	MicroStrategy Inc. Class A	112,131	18,905
*	AppLovin Corp. Class A	143,073	18,678
*	ANSYS Inc.	56,215	17,912
	Hewlett Packard Enterprise Co.	837,661	17,139
*	HubSpot Inc.	31,324	16,652
*	Atlassian Corp. Class A	102,761	16,319
	NetApp Inc.	131,403	16,230
*	Tyler Technologies Inc.	27,556	16,085
*	Western Digital Corp.	220,213	15,038
*	Cloudflare Inc. Class A	185,576	15,011
	Seagate Technology Holdings plc	134,895	14,775
*	GoDaddy Inc. Class A	90,359	14,166
	Teradyne Inc.	105,482	14,127
	Leidos Holdings Inc.	86,594	14,115
*	Super Micro Computer Inc.	32,139	13,383
*	PTC Inc.	73,657	13,307
*	Pinterest Inc. Class A	387,474	12,543
*	MongoDB Inc.	44,739	12,095
*	Manhattan Associates Inc.	39,498	11,114
	Entegris Inc.	96,558	10,866
*	Zoom Video Communications Inc. Class A	152,067	10,605
	Skyworks Solutions Inc.	102,344	10,108
*	VeriSign Inc.	52,885	10,046
*	Pure Storage Inc. Class A	198,711	9,983
*	Zscaler Inc.	58,299	9,966
*	Akamai Technologies Inc.	98,177	9,911
	SS&C Technologies Holdings Inc.	133,366	9,897
*	Guidewire Software Inc.	53,586	9,803
*	Dynatrace Inc.	181,438	9,701
*	Nutanix Inc. Class A	162,719	9,641
	Gen Digital Inc.	337,335	9,253
*	Coherent Corp.	99,097	8,811
	Jabil Inc.	69,562	8,336
*	F5 Inc.	37,506	8,259
*	DocuSign Inc.	130,800	8,121
*	Okta Inc.	103,533	7,697
*	Toast Inc. Class A	270,197	7,649
*	CACI International Inc. Class A	14,401	7,266
*	Snap Inc. Class A	675,566	7,229
*	EPAM Systems Inc.	34,970	6,960
*	Onto Innovation Inc.	32,199	6,683
*	Match Group Inc.	166,431	6,298
*	Qorvo Inc.	60,560	6,256

		Shares	Market Value ($000)
*	Twilio Inc. Class A	95,086	6,201
	Universal Display Corp.	28,796	6,044
*	Samsara Inc. Class A	124,872	6,009
*	Dayforce Inc.	96,614	5,918
	Paycom Software Inc.	33,828	5,635
	KBR Inc.	85,199	5,549
*	Fabrinet	23,184	5,482
	Bentley Systems Inc. Class B	104,025	5,285
	TD SYNNEX Corp.	40,875	4,908
*	Lattice Semiconductor Corp.	87,634	4,651
*	Smartsheet Inc. Class A	83,808	4,640
*	SPS Commerce Inc.	23,876	4,636
	Science Applications International Corp.	32,742	4,560
*	Insight Enterprises Inc.	21,038	4,531
*	Arrow Electronics Inc.	33,909	4,504
*	SentinelOne Inc. Class A	179,850	4,302
*	Elastic NV	55,768	4,281
*	Cirrus Logic Inc.	34,416	4,275
*	CommVault Systems Inc.	27,690	4,260
*	Novanta Inc.	23,712	4,243
*	MACOM Technology Solutions Holdings Inc.	37,536	4,176
*	Procore Technologies Inc.	67,475	4,165
*	Unity Software Inc.	177,256	4,010
*	Aspen Technology Inc.	16,448	3,928
*	Varonis Systems Inc.	67,697	3,825
*	Gitlab Inc. Class A	73,419	3,784
*	Dropbox Inc. Class A	144,748	3,681
*	Altair Engineering Inc. Class A	37,204	3,553
*	Zeta Global Holdings Corp. Class A	117,159	3,495
*	Kyndryl Holdings Inc.	149,980	3,447
*	Maplebear Inc.	84,052	3,424
*	Impinj Inc.	15,544	3,366
*	UiPath Inc. Class A	261,478	3,347
*	CCC Intelligent Solutions Holdings Inc.	301,513	3,332
*	Parsons Corp.	31,082	3,223
	Avnet Inc.	57,451	3,120
*	HashiCorp Inc. Class A	90,941	3,079
*	Appfolio Inc. Class A	13,021	3,065
*	Tenable Holdings Inc.	75,640	3,065
*	Rambus Inc.	70,983	2,997
	Dolby Laboratories Inc. Class A	38,878	2,975
*	Box Inc. Class A	88,670	2,902
*	Qualys Inc.	22,491	2,889
*	Q2 Holdings Inc.	36,087	2,879
*	Blackbaud Inc.	33,708	2,854
*	Credo Technology Group Holding Ltd.	92,043	2,835
*	Confluent Inc. Class A	137,049	2,793
	Advanced Energy Industries Inc.	25,068	2,638
*	Workiva Inc. Class A	32,932	2,606
	Dun & Bradstreet Holdings Inc.	219,923	2,531
*	Silicon Laboratories Inc.	21,386	2,472
*	DXC Technology Co.	117,916	2,447
*	IAC Inc.	45,252	2,435
	Power Integrations Inc.	37,884	2,429
*	Plexus Corp.	17,332	2,369
	Pegasystems Inc.	31,177	2,279
*	Semtech Corp.	49,657	2,267
*	Sanmina Corp.	32,926	2,254
*	FormFactor Inc.	48,721	2,241
	Amkor Technology Inc.	72,270	2,211
*	Axcelis Technologies Inc.	20,681	2,168
*	SiTime Corp.	12,260	2,103
*	Synaptics Inc.	25,818	2,003
*	Envestnet Inc.	31,755	1,988
*	ZoomInfo Technologies Inc. Class A	191,797	1,979
	Clear Secure Inc. Class A	58,769	1,948
*	Allegro MicroSystems Inc.	82,093	1,913
*	BlackLine Inc.	34,589	1,907
*	Squarespace Inc. Class A	40,580	1,884
	Concentrix Corp.	36,434	1,867

		Shares	Market Value ($000)
*	Teradata Corp.	61,154	1,855
	Progress Software Corp.	26,937	1,815
*	ePlus Inc.	18,200	1,790
*	Diodes Inc.	27,665	1,773
*	Agilysys Inc.	16,260	1,772
*	Core Scientific Inc.	144,932	1,719
*	nCino Inc.	53,770	1,699
*	Alarm.com Holdings Inc.	31,057	1,698
*	C3.ai Inc. Class A	69,307	1,679
*	JFrog Ltd.	56,634	1,645
*	Perficient Inc.	21,697	1,638
*	RingCentral Inc. Class A	51,637	1,633
*	Freshworks Inc. Class A	139,292	1,599
	Vishay Intertechnology Inc.	84,186	1,592
*	Rapid7 Inc.	39,439	1,573
*	Cargurus Inc. Class A	51,568	1,549
*	Klaviyo Inc. Class A	42,972	1,520
*	DoubleVerify Holdings Inc.	89,642	1,510
*	Ambarella Inc.	26,373	1,488
*	Intapp Inc.	30,569	1,462
*	Vertex Inc. Class A	37,844	1,457
*	Yelp Inc. Class A	40,888	1,434
*	Five9 Inc.	49,673	1,427
*	DigitalOcean Holdings Inc.	34,221	1,382
*	IPG Photonics Corp.	18,225	1,354
*	Ziff Davis Inc.	27,617	1,344
*	Cleanspark Inc.	142,176	1,328
*	Informatica Inc. Class A	51,989	1,314
*	Rogers Corp.	11,580	1,309
*	NCR Voyix Corp.	92,673	1,258
*	PAR Technology Corp.	23,528	1,225
*	Braze Inc. Class A	37,562	1,215
*	Reddit Inc. Class A	17,952	1,183
*	Veeco Instruments Inc.	35,042	1,161
*	Ultra Clean Holdings Inc.	28,144	1,124
*	Magnite Inc.	79,608	1,103
*	TTM Technologies Inc.	59,292	1,082
*	PagerDuty Inc.	57,717	1,071
*	AvePoint Inc.	89,161	1,049
*	Terawulf Inc.	224,185	1,049
*	NetScout Systems Inc.	46,930	1,021
*	Alkami Technology Inc.	32,253	1,017
*	LiveRamp Holdings Inc.	40,555	1,005
*,1	IonQ Inc.	113,400	991
*	Photronics Inc.	39,053	967
*	Verint Systems Inc.	36,366	921
*,1	SoundHound AI Inc. Class A	197,478	920
	Benchmark Electronics Inc.	20,539	910
	CSG Systems International Inc.	18,466	898
	CTS Corp.	18,505	895
*	Sprout Social Inc. Class A	30,332	882
*	Appian Corp. Class A	25,655	876
*	Jamf Holding Corp.	49,955	867
	QXO Inc.	53,514	844
*	E2open Parent Holdings Inc.	186,220	821
*	Schrodinger Inc.	43,832	813
*	Cohu Inc.	31,017	797
*	Astera Labs Inc.	15,165	794
*	Zuora Inc. Class A	91,365	788
*	Wolfspeed Inc.	81,279	788
*	Matterport Inc.	172,084	774
*	Diebold Nixdorf Inc.	17,052	762
*	Paycor HCM Inc.	52,865	750
*	ScanSource Inc.	15,414	740
*	MaxLinear Inc. Class A	50,937	738
*	PDF Solutions Inc.	22,859	724
	A10 Networks Inc.	49,754	718
	Adeia Inc.	60,232	717
	Xerox Holdings Corp.	66,559	691
*	ACM Research Inc. Class A	32,940	669

		Shares	Market Value ($000)
*	Ichor Holdings Ltd.	20,918	665
*,1	Hut 8 Corp.	53,784	659
*	SMART Global Holdings Inc.	30,223	633
*	Asana Inc. Class A	52,246	606
*	N-able Inc.	46,354	605
*	Fastly Inc. Class A	79,756	604
	Shutterstock Inc.	17,076	604
	PC Connection Inc.	7,992	603
*	Sprinklr Inc. Class A	75,491	584
*	Alpha & Omega Semiconductor Ltd.	15,358	570
*	PROS Holdings Inc.	30,175	559
*	Vimeo Inc.	110,126	556
*	Onestream Inc. Class A	15,966	541
*	SEMrush Holdings Inc. Class A	34,076	535
*	Grid Dynamics Holdings Inc.	36,378	509
*	Xometry Inc. Class A	27,395	503
*	Rubrik Inc. Class A	15,581	501
*	Blend Labs Inc. Class A	130,700	490
*,1	Applied Digital Corp.	58,683	484
*	Cipher Mining Inc.	124,529	482
*	Yext Inc.	67,569	468
*	TechTarget Inc.	18,851	461
*	Bumble Inc. Class A	66,383	423
	SolarWinds Corp.	32,181	420
	Hackett Group Inc.	15,802	415
*	Weave Communications Inc.	31,472	403
*	PubMatic Inc. Class A	26,866	399
*	CEVA Inc.	16,301	394
*	OneSpan Inc.	22,719	379
*	MediaAlpha Inc. Class A	19,925	361
*	Amplitude Inc. Class A	40,098	360
*	NerdWallet Inc. Class A	27,858	354
*	Meridianlink Inc.	17,063	351
*	Olo Inc. Class A	70,610	350
*	Couchbase Inc.	21,711	350
*	indie Semiconductor Inc. Class A	86,118	344
*	nLight Inc.	32,121	343
	Simulations Plus Inc.	10,335	331
*	Digimarc Corp.	11,500	309
	NVE Corp.	3,806	304
*	Kimball Electronics Inc.	16,381	303
*	Planet Labs PBC	134,700	300
	American Software Inc. Class A	26,372	295
*,1	Trump Media & Technology Group Corp.	18,304	294
*	Thoughtworks Holding Inc.	65,183	288
	Methode Electronics Inc.	23,510	281
*,1	Getty Images Holdings Inc.	73,000	278
*	Ibotta Inc. Class A	4,512	278
*	Mitek Systems Inc.	31,555	274
*	Unisys Corp.	48,242	274
*	EverQuote Inc. Class A	12,900	272
*	Grindr Inc.	22,523	269
*	Bandwidth Inc. Class A	15,236	267
*	Daktronics Inc.	20,365	263
*	Consensus Cloud Solutions Inc.	11,103	261
*	3D Systems Corp.	91,666	260
*,1	Rumble Inc.	47,800	256
*,1	Aehr Test Systems	19,324	248
*	BigCommerce Holdings Inc.	42,020	246
*	Innodata Inc.	14,173	238
*	NextNav Inc.	31,395	235
	Immersion Corp.	25,933	231
*	Nextdoor Holdings Inc.	90,500	224
*	SmartRent Inc. Class A	126,100	218
*	Vivid Seats Inc. Class A	57,212	212
*	Digital Turbine Inc.	67,013	206
*	TrueCar Inc.	59,207	204
*	Navitas Semiconductor Corp. Class A	79,200	194
*	ON24 Inc.	31,300	192
*	Red Violet Inc.	6,626	188

		Shares	Market Value ($000)
[1]	ReposiTrak Inc.	9,689	179
*	Eventbrite Inc. Class A	60,790	166
*	Viant Technology Inc. Class A	14,808	164
*	Domo Inc. Class B	21,491	161
*	Tucows Inc. Class A	7,729	161
	Climb Global Solutions Inc.	1,573	157
*,1	MicroVision Inc.	128,598	147
*	Innovid Corp.	80,434	145
*	Enfusion Inc. Class A	14,958	142
*	SkyWater Technology Inc.	15,297	139
*	Telos Corp.	38,079	137
*	Ouster Inc.	21,361	135
*	Synchronoss Technologies Inc.	8,956	133
*,1	Groupon Inc.	13,144	129
*	Asure Software Inc.	13,700	124
*	Arteris Inc.	15,000	116
*	Definitive Healthcare Corp. Class A	23,692	106
*	1stdibs.com Inc.	23,800	105
*	Rackspace Technology Inc.	41,198	101
*	FiscalNote Holdings Inc.	70,600	90
	Richardson Electronics Ltd.	7,000	86
*,1	BigBear.ai Holdings Inc.	58,366	85
*	eGain Corp.	16,436	84
	CSP Inc.	6,362	83
*	Kaltura Inc.	61,000	83
*	Cerence Inc.	26,089	82
*	AXT Inc.	32,600	79
*	Backblaze Inc. Class A	12,200	78
*	Identiv Inc.	21,679	77
*	DLH Holdings Corp.	8,200	77
*	SecureWorks Corp. Class A	8,244	73
*,1	Veritone Inc.	20,477	73
*	Brightcove Inc.	33,486	72
*	Amtech Systems Inc.	11,877	69
*	CoreCard Corp.	4,500	65
*	LivePerson Inc.	49,636	64
*	WM Technology Inc.	69,888	61
*	Rekor Systems Inc.	50,566	60
*	Aeva Technologies Inc.	18,120	60
*	Rigetti Computing Inc.	75,200	59
*	Upland Software Inc.	21,208	53
*	Intevac Inc.	15,339	52
*	Expensify Inc. Class A	26,560	52
*	BuzzFeed Inc. Class A	19,525	52
*	Rimini Street Inc.	27,624	51
*	Everspin Technologies Inc.	8,413	50
*	Kopin Corp.	64,443	47
*	Zedge Inc. Class B	12,613	47
*	inTEST Corp.	6,257	46
*,1	Atomera Inc.	16,254	43
*	Flux Power Holdings Inc.	14,200	43
*	AstroNova Inc.	2,465	33
*,1	Nutex Health Inc.	1,458	32
*,1	QuickLogic Corp.	4,076	31
*	GSI Technology Inc.	9,342	28
*	TransAct Technologies Inc.	5,458	27
*	Pixelworks Inc.	32,934	23
*	comScore Inc.	2,920	20
*	VirnetX Holding Corp.	2,607	18
*	Phunware Inc.	4,864	17
*	Inuvo Inc.	65,578	16
*	authID Inc.	2,200	14
*	Beachbody Co. Inc.	2,336	13
*	Key Tronic Corp.	2,174	12
*	CVD Equipment Corp.	2,737	9
*	Data I/O Corp.	3,396	9
*	System1 Inc.	8,157	9
*	Silvaco Group Inc.	657	9
*	Alpine 4 Holdings Inc.	14,638	5

		Shares	Market Value ($000)
*	Quantum Corp.	1,543	5
			11,890,439
Telecommunications (1.2%)
	Cisco Systems Inc.	2,332,856	124,155
	Verizon Communications Inc.	2,436,909	109,442
	Comcast Corp. Class A	2,485,094	103,802
	AT&T Inc.	4,608,802	101,394
*	Arista Networks Inc.	161,494	61,985
	T-Mobile US Inc.	299,922	61,892
	Motorola Solutions Inc.	107,318	48,253
*	Charter Communications Inc. Class A	59,485	19,278
	Juniper Networks Inc.	208,585	8,131
*	Roku Inc.	81,125	6,057
*	Liberty Broadband Corp. Class C	75,022	5,798
*	Ciena Corp.	92,845	5,718
*	Frontier Communications Parent Inc.	158,917	5,646
*	Lumen Technologies Inc.	654,294	4,646
*	Lumentum Holdings Inc.	41,509	2,631
	InterDigital Inc.	15,905	2,253
*,1	AST SpaceMobile Inc. Class A	84,021	2,197
	Cogent Communications Holdings Inc.	28,900	2,194
	Iridium Communications Inc.	67,806	2,065
*	EchoStar Corp. Class A	73,636	1,828
*	Calix Inc.	37,005	1,435
*	Viavi Solutions Inc.	144,373	1,302
	Telephone & Data Systems Inc.	55,278	1,285
*	Extreme Networks Inc.	74,880	1,125
*	Harmonic Inc.	73,673	1,073
*,1	Infinera Corp.	150,583	1,016
	Cable One Inc.	2,861	1,001
*	CommScope Holding Co. Inc.	141,900	867
*	Viasat Inc.	69,807	834
*	Liberty Broadband Corp. Class A	10,222	785
*	Digi International Inc.	24,409	672
*	Globalstar Inc.	528,607	655
*	United States Cellular Corp.	10,994	601
	IDT Corp. Class B	15,089	576
	Shenandoah Telecommunications Co.	31,810	449
*	NETGEAR Inc.	18,962	380
*	Clearfield Inc.	9,579	373
*	Gogo Inc.	47,220	339
*	Altice USA Inc. Class A	136,545	336
*	ADTRAN Holdings Inc.	54,634	324
*	Anterix Inc.	8,305	313
*	fuboTV Inc.	202,554	288
	ATN International Inc.	8,375	271
*	Xperi Inc.	27,800	257
*	Applied Optoelectronics Inc.	17,773	254
*	Consolidated Communications Holdings Inc.	54,100	251
*	Ooma Inc.	19,530	222
*,1	Lightwave Logic Inc.	79,946	221
*	Ribbon Communications Inc.	63,300	206
*	Powerfleet Inc.	40,412	202
*	WideOpenWest Inc.	35,637	187
*	8x8 Inc.	81,172	166
*	Aviat Networks Inc.	7,168	155
	Spok Holdings Inc.	7,800	117
*	Inseego Corp.	6,806	111
*	Comtech Telecommunications Corp.	22,650	109
*	Genasys Inc.	27,790	99
*	Airgain Inc.	8,585	65
*	Lantronix Inc.	14,911	61
*	KVH Industries Inc.	9,132	44
*	Cambium Networks Corp.	11,400	21
*	SurgePays Inc.	8,139	15
	Network-1 Technologies Inc.	2,710	4
			698,432
Utilities (1.7%)
	NextEra Energy Inc.	1,321,855	111,736

		Shares	Market Value ($000)
	Southern Co.	706,426	63,705
	Duke Energy Corp.	497,448	57,356
	Waste Management Inc.	258,411	53,646
	Constellation Energy Corp.	202,661	52,696
	American Electric Power Co. Inc.	342,275	35,117
	Sempra	407,085	34,044
	Dominion Energy Inc.	540,812	31,253
	Waste Connections Inc.	165,950	29,675
	Public Service Enterprise Group Inc.	320,661	28,606
	PG&E Corp.	1,345,057	26,592
	Republic Services Inc.	131,195	26,349
	Vistra Corp.	220,442	26,131
	Exelon Corp.	642,004	26,033
	Xcel Energy Inc.	359,321	23,464
	Consolidated Edison Inc.	223,016	23,223
	Edison International	247,315	21,539
	WEC Energy Group Inc.	204,097	19,630
	American Water Works Co. Inc.	124,977	18,277
	Entergy Corp.	137,679	18,120
	Eversource Energy	229,721	15,632
	FirstEnergy Corp.	348,751	15,467
	Ameren Corp.	171,908	15,035
	PPL Corp.	447,359	14,799
	DTE Energy Co.	113,981	14,636
	Atmos Energy Corp.	98,585	13,675
	CMS Energy Corp.	191,232	13,507
	CenterPoint Energy Inc.	415,117	12,213
	NRG Energy Inc.	132,203	12,044
	Alliant Energy Corp.	164,222	9,967
	NiSource Inc.	287,004	9,945
	AES Corp.	456,271	9,153
	Evergy Inc.	139,148	8,628
*	Clean Harbors Inc.	31,417	7,594
	Pinnacle West Capital Corp.	72,058	6,384
	Essential Utilities Inc.	159,662	6,158
*	Talen Energy Corp.	33,366	5,947
	OGE Energy Corp.	129,949	5,330
*	Casella Waste Systems Inc. Class A	39,830	3,963
*	Stericycle Inc.	59,493	3,629
	National Fuel Gas Co.	59,277	3,593
	IDACORP Inc.	34,606	3,567
	UGI Corp.	135,308	3,385
	Portland General Electric Co.	65,321	3,129
	New Jersey Resources Corp.	62,670	2,958
	Southwest Gas Holdings Inc.	40,030	2,953
	Ormat Technologies Inc.	36,542	2,811
	Black Hills Corp.	45,775	2,798
	TXNM Energy Inc.	60,220	2,636
	ONE Gas Inc.	35,365	2,632
*	Sunrun Inc.	134,318	2,426
	Spire Inc.	34,551	2,325
	Northwestern Energy Group Inc.	40,162	2,298
	ALLETE Inc.	35,212	2,260
	MGE Energy Inc.	24,033	2,198
	California Water Service Group	39,338	2,133
	American States Water Co.	23,590	1,965
	Chesapeake Utilities Corp.	15,020	1,865
	Avista Corp.	48,071	1,863
	Avangrid Inc.	45,505	1,629
	Clearway Energy Inc. Class C	42,071	1,291
	SJW Group	20,206	1,174
	Clearway Energy Inc. Class A	38,729	1,103
	Northwest Natural Holding Co.	25,775	1,052
*	Hawaiian Electric Industries Inc.	106,259	1,029
	Unitil Corp.	11,718	710
*	Sunnova Energy International Inc.	71,764	699
	Middlesex Water Co.	9,668	631
*,1	NuScale Power Corp. Class A	43,900	508
*	Enviri Corp.	47,240	488
	York Water Co.	9,385	351

				Shares	Market Value ($000)
	Excelerate Energy Inc. Class A			12,138	267
	Artesian Resources Corp. Class A			6,216	231
	Aris Water Solutions Inc. Class A			13,681	231
	Genie Energy Ltd. Class B			13,020	211
*	Arq Inc.			33,167	195
*	Oklo Inc. Class A			23,832	193
*	Altus Power Inc. Class A			47,800	152
*	Pure Cycle Corp.			12,111	130
	RGC Resources Inc.			5,719	129
*	Quest Resource Holding Corp.			16,000	128
*	Cadiz Inc.			31,280	95
*	Net Power Inc.			12,800	90
*	Perma-Fix Environmental Services Inc.			5,905	72
*	Aqua Metals Inc.			95,200	18
					993,500
Total Common Stocks (Cost $7,251,271)					35,536,378
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares (Cost $138)			47,692	—
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28			9,469	43
*,2	Inhibrx Inc. CVR			26,986	17
*,2	Imara Inc. CVR			11,325	10
*,2	Spectrum Pharmaceuticals Inc. CVR			118,300	10
*	Seaport Entertainment Group Inc. Exp. 10/10/24			2,309	7
*,2	Adamas Pharmaceuticals Inc. CVR			59,600	4
*,1,2	Oncternal Therapeutics Inc. CVR			2,749	3
*,2	Xeris Biopharma Holdings Inc. CVR			45,300	2
*,2	Gyre Therapeutics Inc. CVR			23,975	2
*,2	Surface Oncology Inc. CVR			24,474	2
*,2	Ocera Therapeutics Inc. CVR			3,700	1
*,2	Chinook Therapeutics Inc. CVR			6,844	1
*,2	Miragen Therapeutics Inc. CVR			36,076	1
*,2	Ambit Biosciences Corp. CVR			1,900	—
*,2	F-star Therapeutics Inc. CVR			5,459	—
*,2	Pineapple Energy Inc. CVR			463	—
*,1,2	Carisma Therapeutics Inc. CVR			128,046	—
*,2	Dianthus Therapeutics Inc. CVR			4,251	—
Total Rights (Cost $177)					103
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25			39,917	61
*,2	Athenex Inc. Exp. 8/15/27			13,166	—
Total Warrants (Cost $—)					61
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (25.7%)
U.S. Government Securities (17.9%)
	United States Treasury Note/Bond	4.250%	10/15/25	32,529	32,621
	United States Treasury Note/Bond	0.250%	10/31/25	43,622	41,925
	United States Treasury Note/Bond	3.000%	10/31/25	15,773	15,615
	United States Treasury Note/Bond	2.250%	11/15/25	22,815	22,398
	United States Treasury Note/Bond	4.500%	11/15/25	85,950	86,487
	United States Treasury Note/Bond	0.375%	11/30/25	41,658	40,011
	United States Treasury Note/Bond	2.875%	11/30/25	19,247	19,022
	United States Treasury Note/Bond	4.875%	11/30/25	35,900	36,293
	United States Treasury Note/Bond	4.000%	12/15/25	32,531	32,577
	United States Treasury Note/Bond	0.375%	12/31/25	26,597	25,475
	United States Treasury Note/Bond	2.625%	12/31/25	17,544	17,278
	United States Treasury Note/Bond	4.250%	12/31/25	35,210	35,370
	United States Treasury Note/Bond	3.875%	1/15/26	34,457	34,473
	United States Treasury Note/Bond	0.375%	1/31/26	78,780	75,272
	United States Treasury Note/Bond	2.625%	1/31/26	45,000	44,311
	United States Treasury Note/Bond	4.250%	1/31/26	28,374	28,524
	United States Treasury Note/Bond	1.625%	2/15/26	59,937	58,186

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.000%	2/15/26	29,789	29,868
United States Treasury Note/Bond	0.500%	2/28/26	54,345	51,899
United States Treasury Note/Bond	4.625%	2/28/26	50,295	50,852
United States Treasury Note/Bond	4.625%	3/15/26	117,990	119,410
United States Treasury Note/Bond	0.750%	3/31/26	59,340	56,753
United States Treasury Note/Bond	2.250%	3/31/26	25,535	24,972
United States Treasury Note/Bond	4.500%	3/31/26	55,129	55,706
United States Treasury Note/Bond	3.750%	4/15/26	4,640	4,639
United States Treasury Note/Bond	0.750%	4/30/26	31,316	29,887
United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,708
United States Treasury Note/Bond	4.875%	4/30/26	5,559	5,654
United States Treasury Note/Bond	1.625%	5/15/26	50,327	48,660
United States Treasury Note/Bond	3.625%	5/15/26	128,106	127,906
United States Treasury Note/Bond	0.750%	5/31/26	36,415	34,685
United States Treasury Note/Bond	2.125%	5/31/26	17,795	17,339
United States Treasury Note/Bond	4.875%	5/31/26	38,984	39,703
United States Treasury Note/Bond	4.125%	6/15/26	50,659	50,999
United States Treasury Note/Bond	0.875%	6/30/26	42,111	40,117
United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,684
United States Treasury Note/Bond	4.625%	6/30/26	54,308	55,140
United States Treasury Note/Bond	4.500%	7/15/26	73,958	74,986
United States Treasury Note/Bond	0.625%	7/31/26	50,979	48,239
United States Treasury Note/Bond	1.875%	7/31/26	15,760	15,258
United States Treasury Note/Bond	4.375%	7/31/26	35,270	35,694
United States Treasury Note/Bond	1.500%	8/15/26	51,245	49,235
United States Treasury Note/Bond	4.375%	8/15/26	35,727	36,174
United States Treasury Note/Bond	0.750%	8/31/26	21,498	20,349
United States Treasury Note/Bond	3.750%	8/31/26	23,640	23,673
United States Treasury Note/Bond	4.625%	9/15/26	65,610	66,789
United States Treasury Note/Bond	0.875%	9/30/26	64,685	61,269
United States Treasury Note/Bond	3.500%	9/30/26	60,588	60,418
United States Treasury Note/Bond	4.625%	10/15/26	55,006	56,055
United States Treasury Note/Bond	1.125%	10/31/26	17,773	16,882
United States Treasury Note/Bond	1.625%	10/31/26	20,445	19,621
United States Treasury Note/Bond	2.000%	11/15/26	50,899	49,197
United States Treasury Note/Bond	4.625%	11/15/26	90,254	92,045
United States Treasury Note/Bond	6.500%	11/15/26	910	965
United States Treasury Note/Bond	1.250%	11/30/26	28,835	27,420
United States Treasury Note/Bond	1.625%	11/30/26	25,526	24,465
United States Treasury Note/Bond	4.375%	12/15/26	27,229	27,659
United States Treasury Note/Bond	1.250%	12/31/26	41,157	39,080
United States Treasury Note/Bond	1.750%	12/31/26	19,066	18,306
United States Treasury Note/Bond	4.000%	1/15/27	24,113	24,313
United States Treasury Note/Bond	1.500%	1/31/27	55,509	52,907
United States Treasury Note/Bond	2.250%	2/15/27	26,207	25,400
United States Treasury Note/Bond	4.125%	2/15/27	43,620	44,124
United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,637
United States Treasury Note/Bond	1.875%	2/28/27	50,678	48,667
United States Treasury Note/Bond	4.250%	3/15/27	57,223	58,108
United States Treasury Note/Bond	0.625%	3/31/27	24,045	22,351
United States Treasury Note/Bond	2.500%	3/31/27	24,930	24,291
United States Treasury Note/Bond	4.500%	4/15/27	47,161	48,193
United States Treasury Note/Bond	0.500%	4/30/27	22,163	20,487
United States Treasury Note/Bond	2.750%	4/30/27	40,528	39,692
United States Treasury Note/Bond	2.375%	5/15/27	39,787	38,575
United States Treasury Note/Bond	4.500%	5/15/27	48,968	50,070
United States Treasury Note/Bond	0.500%	5/31/27	27,015	24,913
United States Treasury Note/Bond	2.625%	5/31/27	39,701	38,733
United States Treasury Note/Bond	4.625%	6/15/27	48,545	49,857
United States Treasury Note/Bond	0.500%	6/30/27	30,694	28,238
United States Treasury Note/Bond	3.250%	6/30/27	40,890	40,545
United States Treasury Note/Bond	4.375%	7/15/27	28,901	29,506
United States Treasury Note/Bond	0.375%	7/31/27	52,975	48,439
United States Treasury Note/Bond	2.750%	7/31/27	34,254	33,489
United States Treasury Note/Bond	2.250%	8/15/27	44,310	42,704
United States Treasury Note/Bond	3.750%	8/15/27	9,376	9,420
United States Treasury Note/Bond	0.500%	8/31/27	6,844	6,267
United States Treasury Note/Bond	3.125%	8/31/27	30,264	29,890
United States Treasury Note/Bond	3.375%	9/15/27	47,566	47,328
United States Treasury Note/Bond	0.375%	9/30/27	45,460	41,362

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.125%	9/30/27	25,600	26,008
United States Treasury Note/Bond	0.500%	10/31/27	56,885	51,810
United States Treasury Note/Bond	4.125%	10/31/27	33,084	33,611
United States Treasury Note/Bond	2.250%	11/15/27	49,833	47,886
United States Treasury Note/Bond	6.125%	11/15/27	775	832
United States Treasury Note/Bond	0.625%	11/30/27	69,305	63,219
United States Treasury Note/Bond	3.875%	11/30/27	14,395	14,521
United States Treasury Note/Bond	0.625%	12/31/27	74,020	67,381
United States Treasury Note/Bond	3.875%	12/31/27	13,578	13,705
United States Treasury Note/Bond	0.750%	1/31/28	61,625	56,194
United States Treasury Note/Bond	3.500%	1/31/28	18,603	18,562
United States Treasury Note/Bond	2.750%	2/15/28	39,138	38,105
United States Treasury Note/Bond	1.125%	2/29/28	73,857	68,075
United States Treasury Note/Bond	4.000%	2/29/28	13,288	13,471
United States Treasury Note/Bond	1.250%	3/31/28	72,966	67,425
United States Treasury Note/Bond	3.625%	3/31/28	21,668	21,712
United States Treasury Note/Bond	1.250%	4/30/28	64,511	59,491
United States Treasury Note/Bond	3.500%	4/30/28	20,226	20,179
United States Treasury Note/Bond	2.875%	5/15/28	30,665	29,927
United States Treasury Note/Bond	1.250%	5/31/28	68,185	62,752
United States Treasury Note/Bond	3.625%	5/31/28	29,800	29,847
United States Treasury Note/Bond	1.250%	6/30/28	96,129	88,319
United States Treasury Note/Bond	4.000%	6/30/28	42,341	42,976
United States Treasury Note/Bond	1.000%	7/31/28	84,064	76,327
United States Treasury Note/Bond	4.125%	7/31/28	22,554	22,995
United States Treasury Note/Bond	2.875%	8/15/28	59,890	58,355
United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,243
United States Treasury Note/Bond	1.125%	8/31/28	53,461	48,691
United States Treasury Note/Bond	4.375%	8/31/28	17,517	18,024
United States Treasury Note/Bond	1.250%	9/30/28	85,670	78,281
United States Treasury Note/Bond	4.625%	9/30/28	37,957	39,428
United States Treasury Note/Bond	1.375%	10/31/28	54,550	50,016
United States Treasury Note/Bond	4.875%	10/31/28	30,645	32,144
United States Treasury Note/Bond	3.125%	11/15/28	38,279	37,603
United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,740
United States Treasury Note/Bond	1.500%	11/30/28	76,835	70,688
United States Treasury Note/Bond	4.375%	11/30/28	80,601	83,069
United States Treasury Note/Bond	1.375%	12/31/28	27,340	24,990
United States Treasury Note/Bond	3.750%	12/31/28	32,382	32,605
United States Treasury Note/Bond	1.750%	1/31/29	43,405	40,245
United States Treasury Note/Bond	4.000%	1/31/29	52,413	53,306
United States Treasury Note/Bond	2.625%	2/15/29	53,000	50,963
United States Treasury Note/Bond	1.875%	2/28/29	39,895	37,140
United States Treasury Note/Bond	4.250%	2/28/29	43,909	45,130
United States Treasury Note/Bond	2.375%	3/31/29	45,010	42,752
United States Treasury Note/Bond	4.125%	3/31/29	42,410	43,377
United States Treasury Note/Bond	2.875%	4/30/29	26,210	25,428
United States Treasury Note/Bond	4.625%	4/30/29	39,042	40,768
United States Treasury Note/Bond	2.375%	5/15/29	40,671	38,593
United States Treasury Note/Bond	2.750%	5/31/29	34,370	33,140
United States Treasury Note/Bond	4.500%	5/31/29	65,626	68,251
United States Treasury Note/Bond	3.250%	6/30/29	32,740	32,264
United States Treasury Note/Bond	4.250%	6/30/29	59,106	60,842
United States Treasury Note/Bond	2.625%	7/31/29	31,430	30,094
United States Treasury Note/Bond	4.000%	7/31/29	33,159	33,791
United States Treasury Note/Bond	1.625%	8/15/29	26,167	23,931
United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,848
United States Treasury Note/Bond	3.125%	8/31/29	43,880	42,968
United States Treasury Note/Bond	3.625%	8/31/29	37,551	37,668
United States Treasury Note/Bond	3.500%	9/30/29	56,566	56,398
United States Treasury Note/Bond	3.875%	9/30/29	31,540	31,944
United States Treasury Note/Bond	4.000%	10/31/29	43,225	44,035
United States Treasury Note/Bond	1.750%	11/15/29	14,500	13,283
United States Treasury Note/Bond	3.875%	11/30/29	23,001	23,303
United States Treasury Note/Bond	3.875%	12/31/29	22,936	23,237
United States Treasury Note/Bond	3.500%	1/31/30	28,360	28,218
United States Treasury Note/Bond	1.500%	2/15/30	49,629	44,549
United States Treasury Note/Bond	4.000%	2/28/30	31,267	31,868
United States Treasury Note/Bond	3.625%	3/31/30	32,760	32,780
United States Treasury Note/Bond	3.500%	4/30/30	31,267	31,096

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	0.625%	5/15/30	61,827	52,495
United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,910
United States Treasury Note/Bond	3.750%	5/31/30	34,745	34,978
United States Treasury Note/Bond	3.750%	6/30/30	35,775	36,010
United States Treasury Note/Bond	4.000%	7/31/30	28,266	28,818
United States Treasury Note/Bond	0.625%	8/15/30	88,711	74,753
United States Treasury Note/Bond	4.125%	8/31/30	40,363	41,416
United States Treasury Note/Bond	4.625%	9/30/30	27,910	29,393
United States Treasury Note/Bond	4.875%	10/31/30	32,461	34,642
United States Treasury Note/Bond	0.875%	11/15/30	84,936	72,289
United States Treasury Note/Bond	4.375%	11/30/30	40,335	41,955
United States Treasury Note/Bond	3.750%	12/31/30	33,592	33,791
United States Treasury Note/Bond	4.000%	1/31/31	37,088	37,818
United States Treasury Note/Bond	1.125%	2/15/31	87,768	75,467
United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,798
United States Treasury Note/Bond	4.250%	2/28/31	37,465	38,741
United States Treasury Note/Bond	4.125%	3/31/31	36,231	37,216
United States Treasury Note/Bond	4.625%	4/30/31	40,597	42,893
United States Treasury Note/Bond	1.625%	5/15/31	93,328	82,274
United States Treasury Note/Bond	4.625%	5/31/31	40,424	42,717
United States Treasury Note/Bond	4.250%	6/30/31	20,752	21,485
United States Treasury Note/Bond	4.125%	7/31/31	45,935	47,220
United States Treasury Note/Bond	1.250%	8/15/31	94,807	80,956
United States Treasury Note/Bond	3.750%	8/31/31	40,606	40,822
United States Treasury Note/Bond	3.625%	9/30/31	39,240	39,160
United States Treasury Note/Bond	1.375%	11/15/31	91,466	78,318
United States Treasury Note/Bond	1.875%	2/15/32	94,466	83,425
United States Treasury Note/Bond	2.875%	5/15/32	81,874	77,422
United States Treasury Note/Bond	2.750%	8/15/32	82,840	77,416
United States Treasury Note/Bond	4.125%	11/15/32	83,882	86,294
United States Treasury Note/Bond	3.500%	2/15/33	82,436	81,006
United States Treasury Note/Bond	3.375%	5/15/33	81,833	79,570
United States Treasury Note/Bond	3.875%	8/15/33	98,980	99,800
United States Treasury Note/Bond	4.500%	11/15/33	90,547	95,626
United States Treasury Note/Bond	4.000%	2/15/34	91,494	93,081
United States Treasury Note/Bond	4.375%	5/15/34	79,879	83,661
United States Treasury Note/Bond	3.875%	8/15/34	82,462	83,029
United States Treasury Note/Bond	4.500%	2/15/36	6,734	7,210
United States Treasury Note/Bond	4.750%	2/15/37	3,885	4,241
United States Treasury Note/Bond	5.000%	5/15/37	14,986	16,732
United States Treasury Note/Bond	4.375%	2/15/38	11,517	12,127
United States Treasury Note/Bond	4.500%	5/15/38	13,544	14,420
United States Treasury Note/Bond	3.500%	2/15/39	6,398	6,103
United States Treasury Note/Bond	4.250%	5/15/39	7,883	8,145
United States Treasury Note/Bond	4.500%	8/15/39	9,884	10,480
United States Treasury Note/Bond	4.375%	11/15/39	11,686	12,223
United States Treasury Note/Bond	4.625%	2/15/40	10,000	10,741
United States Treasury Note/Bond	1.125%	5/15/40	26,245	17,330
United States Treasury Note/Bond	4.375%	5/15/40	22,387	23,387
United States Treasury Note/Bond	1.125%	8/15/40	42,196	27,625
United States Treasury Note/Bond	3.875%	8/15/40	8,449	8,322
United States Treasury Note/Bond	1.375%	11/15/40	55,330	37,529
United States Treasury Note/Bond	4.250%	11/15/40	4,317	4,442
United States Treasury Note/Bond	1.875%	2/15/41	51,471	37,735
United States Treasury Note/Bond	4.750%	2/15/41	5,967	6,497
United States Treasury Note/Bond	2.250%	5/15/41	48,760	37,789
United States Treasury Note/Bond	1.750%	8/15/41	56,711	40,194
United States Treasury Note/Bond	3.750%	8/15/41	12,000	11,565
United States Treasury Note/Bond	2.000%	11/15/41	60,355	44,370
United States Treasury Note/Bond	3.125%	11/15/41	10,928	9,651
United States Treasury Note/Bond	2.375%	2/15/42	42,662	33,223
United States Treasury Note/Bond	3.125%	2/15/42	12,579	11,072
United States Treasury Note/Bond	3.000%	5/15/42	11,950	10,270
United States Treasury Note/Bond	3.250%	5/15/42	33,020	29,357
United States Treasury Note/Bond	2.750%	8/15/42	13,006	10,712
United States Treasury Note/Bond	3.375%	8/15/42	32,648	29,460
United States Treasury Note/Bond	2.750%	11/15/42	15,070	12,355
United States Treasury Note/Bond	4.000%	11/15/42	30,693	30,204
United States Treasury Note/Bond	3.125%	2/15/43	12,758	11,040
United States Treasury Note/Bond	3.875%	2/15/43	30,537	29,468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.875%	5/15/43	25,464	21,139
	United States Treasury Note/Bond	3.875%	5/15/43	31,759	30,578
	United States Treasury Note/Bond	3.625%	8/15/43	21,797	20,172
	United States Treasury Note/Bond	4.375%	8/15/43	30,140	30,997
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	17,875
	United States Treasury Note/Bond	4.750%	11/15/43	30,582	32,995
	United States Treasury Note/Bond	3.625%	2/15/44	19,823	18,287
	United States Treasury Note/Bond	4.500%	2/15/44	29,425	30,703
	United States Treasury Note/Bond	3.375%	5/15/44	22,842	20,290
	United States Treasury Note/Bond	4.625%	5/15/44	24,580	26,055
	United States Treasury Note/Bond	3.125%	8/15/44	23,700	20,201
	United States Treasury Note/Bond	4.125%	8/15/44	14,320	14,208
	United States Treasury Note/Bond	3.000%	11/15/44	21,616	18,029
	United States Treasury Note/Bond	2.500%	2/15/45	31,348	23,952
	United States Treasury Note/Bond	3.000%	5/15/45	13,714	11,402
	United States Treasury Note/Bond	2.875%	8/15/45	25,342	20,598
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	13,679
	United States Treasury Note/Bond	2.500%	2/15/46	30,604	23,135
	United States Treasury Note/Bond	2.500%	5/15/46	30,475	22,966
	United States Treasury Note/Bond	2.250%	8/15/46	22,919	16,401
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	9,999
	United States Treasury Note/Bond	3.000%	2/15/47	26,775	21,935
	United States Treasury Note/Bond	3.000%	5/15/47	25,582	20,929
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	25,072
	United States Treasury Note/Bond	2.750%	11/15/47	25,190	19,613
	United States Treasury Note/Bond	3.000%	2/15/48	35,038	28,490
	United States Treasury Note/Bond	3.125%	5/15/48	36,347	30,185
	United States Treasury Note/Bond	3.000%	8/15/48	38,399	31,127
	United States Treasury Note/Bond	3.375%	11/15/48	35,136	30,436
	United States Treasury Note/Bond	3.000%	2/15/49	39,182	31,713
	United States Treasury Note/Bond	2.875%	5/15/49	38,285	30,221
	United States Treasury Note/Bond	2.250%	8/15/49	34,100	23,625
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	24,781
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	27,288
	United States Treasury Note/Bond	1.250%	5/15/50	46,721	24,996
	United States Treasury Note/Bond	1.375%	8/15/50	54,370	29,954
	United States Treasury Note/Bond	1.625%	11/15/50	53,713	31,573
	United States Treasury Note/Bond	1.875%	2/15/51	59,930	37,541
	United States Treasury Note/Bond	2.375%	5/15/51	60,273	42,530
	United States Treasury Note/Bond	2.000%	8/15/51	55,375	35,665
	United States Treasury Note/Bond	1.875%	11/15/51	51,786	32,253
	United States Treasury Note/Bond	2.250%	2/15/52	50,652	34,538
	United States Treasury Note/Bond	2.875%	5/15/52	51,652	40,450
	United States Treasury Note/Bond	3.000%	8/15/52	50,563	40,640
	United States Treasury Note/Bond	4.000%	11/15/52	56,245	54,733
	United States Treasury Note/Bond	3.625%	2/15/53	53,348	48,505
	United States Treasury Note/Bond	3.625%	5/15/53	52,584	47,851
	United States Treasury Note/Bond	4.125%	8/15/53	51,108	50,901
	United States Treasury Note/Bond	4.750%	11/15/53	49,437	54,612
	United States Treasury Note/Bond	4.250%	2/15/54	48,368	49,298
	United States Treasury Note/Bond	4.625%	5/15/54	51,360	55,710
	United States Treasury Note/Bond	4.250%	8/15/54	55,375	56,543
					10,411,174
Agency Bonds and Notes (0.2%)
[6,7]	AID-Israel	5.500%	9/18/33	400	442
	Federal Farm Credit Banks	5.125%	10/10/25	2,450	2,478
	Federal Farm Credit Banks	4.000%	1/13/26	1,300	1,302
	Federal Farm Credit Banks	3.875%	2/2/26	500	500
	Federal Farm Credit Banks	4.750%	3/9/26	700	709
	Federal Farm Credit Banks	4.750%	5/8/26	2,000	2,031
	Federal Farm Credit Banks	4.375%	6/23/26	600	606
	Federal Farm Credit Banks	4.500%	8/14/26	875	887
	Federal Farm Credit Banks	4.875%	8/28/26	744	759
	Federal Farm Credit Banks	4.750%	5/6/27	996	1,023
	Federal Farm Credit Banks	4.500%	5/20/27	7,675	7,840
	Federal Farm Credit Banks	4.500%	6/7/28	5,000	5,153
	Federal Farm Credit Banks	4.250%	12/15/28	404	414
	Federal Farm Credit Banks	4.750%	4/30/29	742	777
	Federal Farm Credit Banks	3.500%	9/10/29	323	321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	4.500%	12/12/25	1,400	1,409
	Federal Home Loan Banks	4.375%	6/12/26	1,225	1,237
	Federal Home Loan Banks	3.625%	9/4/26	1,920	1,916
	Federal Home Loan Banks	4.625%	11/17/26	2,475	2,523
	Federal Home Loan Banks	1.250%	12/21/26	6,500	6,171
	Federal Home Loan Banks	4.125%	1/15/27	950	960
	Federal Home Loan Banks	4.750%	4/9/27	1,000	1,027
	Federal Home Loan Banks	4.250%	12/10/27	4,000	4,078
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,667
	Federal Home Loan Banks	4.000%	6/30/28	2,075	2,103
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,938
	Federal Home Loan Banks	4.750%	12/8/28	165	172
	Federal Home Loan Banks	4.750%	3/10/34	1,495	1,575
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,138
[8]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	5,243	5,061
[6,8]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,588
[8]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	7,147
[8]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	8,186
[8]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,561
[8]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,798
[8]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,814
[8]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,222
[8]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,798
[8]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,385
[8]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,966
[8]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,762
[8]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,447
[6]	Private Export Funding Corp.	1.400%	7/15/28	800	732
[6]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,006
[6]	Tennessee Valley Authority	2.875%	2/1/27	1,000	983
	Tennessee Valley Authority	3.875%	3/15/28	1,525	1,539
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,338
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,414
[6]	Tennessee Valley Authority	4.700%	7/15/33	575	606
	Tennessee Valley Authority	4.375%	8/1/34	728	742
	Tennessee Valley Authority	4.650%	6/15/35	500	524
	Tennessee Valley Authority	5.880%	4/1/36	785	910
	Tennessee Valley Authority	5.500%	6/15/38	225	255
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,630
	Tennessee Valley Authority	3.500%	12/15/42	200	175
	Tennessee Valley Authority	4.250%	9/15/52	500	467
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,761
	Tennessee Valley Authority	4.625%	9/15/60	519	513
	Tennessee Valley Authority	4.250%	9/15/65	700	640
					136,126
Conventional Mortgage-Backed Securities (7.6%)
[6,8]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	793	763
[6,8]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	12,647	12,212
[6,8]	Freddie Mac Gold Pool	3.000%	10/1/26–2/1/47	42,593	39,838
[6,8]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	58,893	56,156
[6,8]	Freddie Mac Gold Pool	4.000%	11/1/24–11/1/48	31,721	31,069
[6,8]	Freddie Mac Gold Pool	4.500%	1/1/25–1/1/49	14,770	14,859
[6,8]	Freddie Mac Gold Pool	5.000%	11/1/24–1/1/49	4,400	4,508
[6,8]	Freddie Mac Gold Pool	5.500%	4/1/28–6/1/41	4,007	4,173
[6,8]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	2,411	2,526
[6,8]	Freddie Mac Gold Pool	7.000%	9/1/25–12/1/38	169	181
[6,8]	Freddie Mac Gold Pool	7.500%	10/1/25–1/1/32	9	9
[6,8]	Freddie Mac Gold Pool	8.000%	9/1/25–1/1/31	11	11
[6,8]	Freddie Mac Gold Pool	8.500%	5/1/25–5/1/30	1	1
[6]	Ginnie Mae I Pool	3.000%	1/15/26–7/15/43	2,068	1,928
[6]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	3,432	3,296
[6]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	4,903	4,820
[6]	Ginnie Mae I Pool	4.500%	9/15/25–2/15/49	4,464	4,483
[6]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	2,848	2,908
[6]	Ginnie Mae I Pool	6.000%	6/15/32	48	50
[6]	Ginnie Mae I Pool	6.500%	3/15/26–8/15/39	347	361
[6]	Ginnie Mae I Pool	7.000%	12/15/25–8/15/32	142	145
[6]	Ginnie Mae I Pool	7.500%	8/15/25–3/15/32	27	28
[6]	Ginnie Mae I Pool	8.000%	7/15/25–3/15/32	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Ginnie Mae I Pool	8.500%	7/15/26–6/15/30	3	3
[6]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	4,088	3,342
[6]	Ginnie Mae II Pool	2.000%	8/20/50–4/20/52	152,189	129,085
[6,9]	Ginnie Mae II Pool	2.500%	6/20/27–10/15/54	152,876	134,939
[6,9]	Ginnie Mae II Pool	3.000%	2/20/27–10/15/54	151,687	139,209
[6]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/53	118,903	112,844
[6]	Ginnie Mae II Pool	4.000%	9/20/25–1/20/53	80,667	78,601
[6,9]	Ginnie Mae II Pool	4.500%	11/20/35–10/15/54	86,201	85,463
[6,9]	Ginnie Mae II Pool	5.000%	5/20/39–11/15/54	99,235	99,696
[6,9]	Ginnie Mae II Pool	5.500%	10/20/52–10/15/54	113,645	114,895
[6,9]	Ginnie Mae II Pool	6.000%	12/20/52–10/15/54	90,869	92,556
[6,9]	Ginnie Mae II Pool	6.500%	12/20/35–10/15/54	44,975	46,247
[6]	Ginnie Mae II Pool	7.000%	4/20/38–9/20/54	12,571	12,901
[6]	Ginnie Mae II Pool	7.500%	12/20/53	800	823
[6,8]	UMBS Pool	1.500%	7/1/35–4/1/52	198,274	165,673
[6,8,9]	UMBS Pool	2.000%	11/1/27–10/25/54	836,865	710,062
[6,8,9]	UMBS Pool	2.500%	1/1/27–10/25/54	587,765	516,668
[6,8,9]	UMBS Pool	3.000%	1/1/26–10/25/54	363,286	332,527
[6,8,9]	UMBS Pool	3.500%	9/1/25–10/25/54	215,908	204,173
[6,8,9]	UMBS Pool	4.000%	1/1/25–10/25/54	195,932	190,356
[6,8,9]	UMBS Pool	4.500%	6/1/25–10/25/54	159,167	157,874
[6,8]	UMBS Pool	5.000%	8/1/25–6/1/54	194,985	195,954
[6,8,9]	UMBS Pool	5.500%	7/1/25–10/25/54	259,243	263,519
[6,8,9]	UMBS Pool	6.000%	10/1/25–10/25/54	245,691	252,610
[6,8,9]	UMBS Pool	6.500%	11/1/52–10/25/54	147,529	152,984
[6,8,9]	UMBS Pool	7.000%	9/1/25–10/25/54	36,276	37,920
[6,8]	UMBS Pool	7.500%	8/1/25–1/1/54	2,456	2,574
[6,8]	UMBS Pool	8.000%	1/1/26–10/1/30	1	1
[6,8]	UMBS Pool	8.500%	10/1/24–7/1/30	5	5
[6,8]	UMBS Pool	9.000%	1/1/25–6/1/26	1	1
					4,417,851
Nonconventional Mortgage-Backed Securities (0.0%)
[6,8,10]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	16	17
[6,8,10]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	7	7
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.775%	12/1/41	14	14
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	28	28
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.432%	6.900%	7/1/36	7	7
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.795%	3/1/43	57	58
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	13	13
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.780%	12/1/43	37	38
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.559%	7.295%	9/1/43	7	7
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.233%	7/1/43	69	71
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.603%	6.987%	6/1/43	19	20
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.612%	5.862%	1/1/42	25	26
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	5	5
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	3	3
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	12	12
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.641%	7.391%	8/1/35	27	28
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.672%	7.286%	10/1/42	23	24
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.679%	7.061%	6/1/42	52	53
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	7	7
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.556%	10/1/39	11	11
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.204%	9/1/42	38	39
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.224%	5/1/40	5	5
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.695%	7.445%	7/1/39	6	6
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.698%	7.448%	8/1/40	4	4
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	16	17
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.700%	7.575%	7/1/37	2	3
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.702%	7.127%	10/1/42	22	22
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	2	3
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.706%	6.703%	8/1/39	33	33
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.735%	7.365%	9/1/34	5	5
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.739%	7.226%	9/1/43	32	33
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.994%	12/1/33	2	2
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.575%	5/1/42	24	24
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.747%	7.526%	7/1/41	45	46
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.750%	7.500%	10/1/40	7	7
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.777%	6.416%	5/1/42	8	8
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	17	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.782%	6.984%	7/1/42	29	30
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.520%	8/1/42	59	60
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.286%	3/1/42	28	29
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	35	37
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.386%	11/1/39	10	10
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.797%	6.844%	2/1/42	82	85
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	28	29
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.193%	3/1/41	15	16
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	11/1/33–12/1/40	21	22
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.120%	2/1/41	8	8
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	1/1/42	8	8
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.428%	11/1/41	15	15
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40–12/1/40	23	24
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	5	6
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.296%	12/1/41	21	21
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	15	16
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	4	4
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	10	10
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.299%	4/1/41	18	19
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	16	16
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.831%	7.090%	2/1/42	20	20
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	8	8
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	4	4
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.340%	9/1/40	8	8
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.089%	12/1/39	12	13
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.840%	7.590%	8/1/39	9	10
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.890%	11/1/34	12	13
[6,8,10]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	21	22
[6,8,10]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.559%	4/1/37	9	9
[6,8,10]	Fannie Mae Pool, RFUCCT6M + 1.840%	7.090%	8/1/37	15	15
[6,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	13	13
[6,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.485%	2/1/36	8	8
[6,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	2	2
[6,8,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.549%	10/1/36	12	12
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.650%	9/1/37	3	3
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	12/1/36	11	11
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.906%	11/1/43	29	30
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	4	4
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	5	6
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	4	5
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	13	13
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.992%	1/1/35	1	1
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	4	4
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	5	5
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	20	20
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.000%	12/1/41	25	26
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	2	2
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.138%	2/1/42	6	6
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.845%	6.570%	3/1/42	6	6
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	7	7
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	12/1/40	2	2
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.202%	1/1/41	16	17
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	2	2
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.312%	5/1/40	2	2
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	5	5
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.755%	6/1/40	12	12
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	2	2
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.775%	2/1/42	7	7
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	6.705%	9/1/40	9	9
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	11/1/40	10	10
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	2	2
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	4	4
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.382%	2/1/41	4	4
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	5	6
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	4	4
[6,8,10]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.371%	1/1/37	28	28
[6,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/41–8/20/41	105	108
[6,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/43	251	255
[6,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	229	231
[6,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41–6/20/43	147	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	2	3
[6,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	23	24
[6,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	4	4
[6,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	4	4
[6,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	7.125%	5/20/41	8	8
					2,395
Total U.S. Government and Agency Obligations (Cost $15,856,157)					14,967,546
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[6]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	273	271
[6]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	49
[6]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	502	502
[6]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	201
[6]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	245	248
[6]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	75	77
[6]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	100	100
[6]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	90	90
[6]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	2,015
[6]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,549
[6]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,940
[6]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	1,250	1,265
[6]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	375	385
[6]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	420	430
[6]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	420	437
[6]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/29	1,000	1,030
[6]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	1,100	1,155
[6]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	77	76
[6]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	14	14
[6]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	49
[6]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	96
[6]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	225	228
[6]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	100	103
[6]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	546
[6]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	925	934
[6]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	1,000	1,023
[6]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	28	28
[6]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	296
[6]	BANK Series 2017-BNK4	3.625%	5/15/50	800	779
[6]	BANK Series 2017-BNK5	3.390%	6/15/60	700	680
[6]	BANK Series 2017-BNK5	3.624%	6/15/60	350	336
[6]	BANK Series 2017-BNK6	3.254%	7/15/60	166	160
[6]	BANK Series 2017-BNK6	3.518%	7/15/60	980	953
[6]	BANK Series 2017-BNK6	3.741%	7/15/60	780	751
[6]	BANK Series 2017-BNK7	3.175%	9/15/60	480	465
[6]	BANK Series 2017-BNK7	3.435%	9/15/60	275	267
[6]	BANK Series 2017-BNK7	3.748%	9/15/60	300	288
[6]	BANK Series 2017-BNK8	3.488%	11/15/50	600	568
[6]	BANK Series 2017-BNK8	3.731%	11/15/50	100	93
[6]	BANK Series 2017-BNK8	4.229%	11/15/50	250	193
[6]	BANK Series 2017-BNK9	3.279%	11/15/54	266	256
[6]	BANK Series 2017-BNK9	3.538%	11/15/54	600	579
[6]	BANK Series 2018-BNK10	3.641%	2/15/61	85	84
[6]	BANK Series 2018-BNK10	3.688%	2/15/61	400	390
[6]	BANK Series 2018-BNK10	3.898%	2/15/61	150	145
[6]	BANK Series 2018-BNK11	4.046%	3/15/61	400	394
[6]	BANK Series 2018-BNK12	4.255%	5/15/61	500	495
[6]	BANK Series 2018-BNK12	4.474%	5/15/61	150	144
[6]	BANK Series 2018-BNK13	3.953%	8/15/61	165	161
[6]	BANK Series 2018-BNK13	4.217%	8/15/61	825	813
[6]	BANK Series 2018-BNK14	3.966%	9/15/60	100	98
[6]	BANK Series 2018-BNK14	4.128%	9/15/60	124	123
[6]	BANK Series 2018-BNK14	4.231%	9/15/60	250	248
[6]	BANK Series 2018-BNK14	4.481%	9/15/60	175	168
[6]	BANK Series 2018-BNK15	4.407%	11/15/61	470	468
[6]	BANK Series 2019-BNK16	4.005%	2/15/52	275	268
[6]	BANK Series 2019-BNK17	3.714%	4/15/52	360	349
[6]	BANK Series 2019-BNK17	3.976%	4/15/52	75	72
[6]	BANK Series 2019-BNK18	3.584%	5/15/62	640	600
[6]	BANK Series 2019-BNK18	3.826%	5/15/62	200	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	BANK Series 2019-BNK19	3.183%	8/15/61	550	505
[6]	BANK Series 2019-BNK19	4.162%	8/15/61	140	112
[6]	BANK Series 2019-BNK20	3.011%	9/15/62	725	663
[6]	BANK Series 2019-BNK21	2.851%	10/17/52	595	546
[6]	BANK Series 2019-BNK21	3.093%	10/17/52	300	270
[6]	BANK Series 2019-BNK22	2.978%	11/15/62	315	291
[6]	BANK Series 2019-BNK23	2.920%	12/15/52	735	679
[6]	BANK Series 2019-BNK23	3.203%	12/15/52	275	249
[6]	BANK Series 2019-BNK24	2.960%	11/15/62	575	535
[6]	BANK Series 2019-BNK24	3.283%	11/15/62	275	252
[6]	BANK Series 2020-BNK25	2.649%	1/15/63	375	339
[6]	BANK Series 2020-BNK25	2.841%	1/15/63	265	235
[6]	BANK Series 2020-BNK26	2.403%	3/15/63	675	602
[6]	BANK Series 2020-BNK26	2.687%	3/15/63	215	187
[6]	BANK Series 2020-BNK27	2.144%	4/15/63	600	517
[6]	BANK Series 2020-BNK27	2.551%	4/15/63	175	149
[6]	BANK Series 2020-BNK28	1.844%	3/15/63	180	155
[6]	BANK Series 2020-BNK29	1.997%	11/15/53	250	211
[6]	BANK Series 2020-BNK30	1.925%	12/15/53	300	255
[6]	BANK Series 2020-BNK30	2.111%	12/15/53	35	29
[6]	BANK Series 2021-BNK31	2.036%	2/15/54	225	194
[6]	BANK Series 2021-BNK31	2.211%	2/15/54	125	106
[6]	BANK Series 2021-BNK32	2.643%	4/15/54	350	312
[6]	BANK Series 2021-BNK33	2.556%	5/15/64	175	155
[6]	BANK Series 2021-BNK34	2.438%	6/15/63	675	573
[6]	BANK Series 2021-BNK35	2.285%	6/15/64	400	348
[6]	BANK Series 2021-BNK36	2.470%	9/15/64	600	526
[6]	BANK Series 2021-BNK36	2.695%	9/15/64	175	150
[6]	BANK Series 2021-BNK37	2.618%	11/15/64	600	527
[6]	BANK Series 2022-BNK43	4.399%	8/15/55	800	785
[6]	BANK Series 2022-BNK43	4.830%	8/15/55	175	172
[6]	BANK Series 2023-5YR2	6.656%	7/15/56	500	534
[6]	BANK Series 2023-5YR2	7.379%	7/15/56	175	187
[6]	BANK Series 2023-5YR3	6.724%	9/15/56	250	269
[6]	BANK Series 2023-5YR3	7.559%	9/15/56	250	270
[6]	BANK Series 2023-5YR3	7.559%	9/15/56	100	107
[6]	BANK Series 2023-BNK45	5.203%	2/15/56	250	259
[6]	BANK Series 2023-BNK45	5.651%	2/15/56	150	154
[6]	BANK Series 2023-BNK46	5.745%	8/15/56	500	539
[6]	BANK Series 2023-BNK46	6.385%	8/15/56	115	126
[6]	BANK Series 2024-5YR9	5.614%	8/15/57	400	417
[6]	BANK Series 2024-BNK47	5.716%	6/15/57	700	757
[6,9]	BANK Series 2024-BNK48	5.053%	9/15/34	690	706
[6,9]	BANK Series 2024-BNK48	5.355%	10/15/34	580	593
[6]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,057
[6]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	407
[6]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	217
[6]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,062
[6]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	90
[6]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	586
[6]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	347
[6]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	450	446
[6]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	1,300	1,310
[6]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,148
[6]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	314
[6]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	497
[6]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	409
[6]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	129
[6]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	132
[6]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	457
[6]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	95
[6]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	571
[6]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	196
[6]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	86
[6]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	333
[6]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	855
[6]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	750	808
[6]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	250	263
[6]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	75	79
[6]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	175	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	75	79
[6]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	500	549
[6]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	250	270
[6]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	100	106
[6]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	300	348
[6]	BBCMS Mortgage Trust Series 2023-C22	7.363%	11/15/56	100	115
[6]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	800	842
[6]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	200	212
[6]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	50	53
[6]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	500	545
[6]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	313	330
[6]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	580
[6]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	438
[6]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	191
[6]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,213
[6]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	599
[6]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	979
[6]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	247
[6]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	487
[6]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,161
[6]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	441
[6]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	121
[6]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	25
[6]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	425
[6]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	193
[6]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	96
[6]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	253
[6]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	291
[6]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	118
[6]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	189
[6]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,363
[6]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	286
[6]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	279
[6]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	209
[6]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	241
[6]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	344
[6]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	89
[6]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	165
[6]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	740
[6]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	91
[6]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	178
[6]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	61
[6]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	358
[6]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	29
[6]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	451
[6]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	42
[6]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	340
[6]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	480
[6]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	130
[6]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,587
[6]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	223
[6]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	435
[6]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	86
[6]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	471
[6]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	207
[6]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	500
[6]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	301
[6]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	68
[6]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	196
[6]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	63
[6]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	814
[6]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	442
[6]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,256
[6]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	300	260
[6]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	277
[6]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	230
[6]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	372
[6]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	98
[6]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	825	892
[6]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	250	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	325	338
[6]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	175	183
[6]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	80	85
[6]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	260	277
[6]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	100	105
[6]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	50	52
[6]	Benchmark Mortgage Trust Series 2024-V10	5.277%	10/15/29	500	514
[6]	Benchmark Mortgage Trust Series 2024-V10	5.725%	10/15/29	250	257
[6]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	254
[6]	BMO Mortgage Trust Series 2022-C2	4.973%	7/15/54	300	306
[6]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	940
[6]	BMO Mortgage Trust Series 2022-C3	5.503%	9/15/54	125	128
[6]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,000	1,063
[6]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/56	500	534
[6]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	300	328
[6]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/56	800	865
[6]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	275	283
[6]	BMO Mortgage Trust Series 2023-C4	5.541%	2/15/56	50	51
[6]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	200	216
[6]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	75	80
[6]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	500	545
[6]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	160	176
[6]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	400	441
[6]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	300	312
[6]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	50	52
[6]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	600	647
[6]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	600	643
[6]	BMO Mortgage Trust Series 2024-5C4	7.254%	5/15/57	600	641
[6]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	615	658
[6]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	900	974
[6]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/57	965	1,030
[6]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	103	103
[6]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	100	100
[6]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	125	126
[6]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	125	128
[6]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	550	555
[6]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	250	254
[6]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	82	81
[6]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	25
[6]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	114	115
[6]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	32	33
[6]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	375	383
[6]	Bridgecrest Lending Auto Securitization Trust Series 2024-3	5.340%	4/17/28	250	252
[6]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	62
[6]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	500
[6]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	511
[6]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	212
[6]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,253
[6]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,973
[6]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	1,875	1,866
[6]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	2,000	1,983
[6]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	1,900	1,887
[6]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	1,325	1,330
[6]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	130	128
[6]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	97
[6]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	254	252
[6]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	222
[6]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	297	295
[6]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	99
[6]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	175	176
[6]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	100	101
[6]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	38	38
[6]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	25
[6]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	48	47
[6]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	30	30
[6]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	98
[6]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	160	157
[6]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	96
[6]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	211	208
[6]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	244	242
[6]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	99
[6]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	425	426
[6]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	150	151
[6]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	325	327
[6]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	100	102
[6]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	200	203
[6]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	120	123
[6]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	100	103
[6]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	150	157
[6]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	150	152
[6]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	50	51
[6]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/29	550	559
[6]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/30	400	407
[6]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	90	89
[6]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	72
[6]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	592
[6]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	577
[6]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	30	30
[6]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	477
[6]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	112
[6]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	480
[6]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	300	277
[6]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	157	155
[6]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	459
[6]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	261
[6]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	23	23
[6]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	567
[6]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	184
[6]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	708
[6]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	96	95
[6]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	420
[6]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	539
[6]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	389
[6]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,308
[6]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	290
[6]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	769
[6]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	192
[6]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	299
[6]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	560	572
[6]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	480	498
[6]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	850	861
[6]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	450	461
[6]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	428
[6]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	997
[6]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	100	101
[6]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	100	97
[6]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	430	428
[6]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	323
[6]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	307
[6]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	345
[6]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	183	181
[6]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	419
[6]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	196
[6]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	59	59
[6]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	415
[6]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	171
[6]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,051
[6]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	242
[6]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	242
[6]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	83	80
[6]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,066
[6]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	141
[6]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	172
[6]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	71	71
[6]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,182
[6]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	136	133
[6]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	632
[6]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	895
[6]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	1,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	410
[6]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	168
[6]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	475	474
[6]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	101	99
[6]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	140	139
[6]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	98
[6]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	83	82
[6]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	50
[6]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	225	227
[6]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	50	51
[6]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	350	358
[6]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	50	52
[6]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	200	203
[6]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	50	51
[6]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	1,200	1,230
[6]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	570	590
[6]	CNH Equipment Trust Series 2024-C	4.120%	3/15/32	140	139
[6]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	49	45
[6]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	25
[6]	COMM Mortgage Trust Series 2014-CR14	3.795%	2/10/47	98	94
[6]	COMM Mortgage Trust Series 2014-CR15	4.054%	2/10/47	55	53
[6]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	160	159
[6]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	286	285
[6]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	9	9
[6]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	22	22
[6]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	712	710
[6]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	571
[6]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	483
[6]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	15	15
[6]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	172
[6]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	291	288
[6]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	421
[6]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	838
[6]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	80	80
[6]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	395
[6]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	198
[6]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	197
[6]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,183
[6]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	112	111
[6]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	120
[6]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	485
[6]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	417
[6]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	137
[6]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	197
[6]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	165
[6]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	219
[6]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	14	14
[6]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	914
[6]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.242%	8/15/48	200	182
[6]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	35	35
[6]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	494
[6]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	774
[6]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	765
[6]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	236
[6]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	547
[6]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,183
[6]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	245
[6]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,425
[6]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,054
[6]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	960
[6]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	152
[6]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	134	134
[6]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	101
[6]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	390
[6]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	292
[6]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	314
[6]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	576
[6]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	139
[6]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	173
[6]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	989
[6]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	1,900	1,885
[6]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,986
[6]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,082
[6]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	1,375	1,377
[6]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	1,325	1,342
[6]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	198	194
[6]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	25	25
[6]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/28	90	90
[6]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	26	26
[6]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	169
[6]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	54	54
[6]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	147
[6]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	176	175
[6]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	99
[6]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	34	34
[6]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	150	150
[6]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	102
[6]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	125	125
[6]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	100	101
[6]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	103
[6]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	38	38
[6]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	100	101
[6]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	25	26
[6]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	60	60
[6]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	80	82
[6]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/30	250	253
[6]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/29	45	45
[6,8]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	411	408
[6,8]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	149	148
[6,8]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	343	341
[6,8]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	508	504
[6,8]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	227	222
[6,8]	Fannie Mae-Aces Series 2015-M12	2.891%	5/25/25	505	498
[6,8]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	469	462
[6,8]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	209	205
[6,8]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	237	231
[6,8]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	678	660
[6,8]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	459	447
[6,8]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	159	154
[6,8]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,194	1,159
[6,8]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	827	802
[6,8]	Fannie Mae-Aces Series 2016-M12	2.524%	9/25/26	860	833
[6,8]	Fannie Mae-Aces Series 2016-M13	2.602%	9/25/26	173	168
[6,8]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	849	822
[6,8]	Fannie Mae-Aces Series 2017-M2	2.919%	2/25/27	711	693
[6,8]	Fannie Mae-Aces Series 2017-M3	2.547%	12/25/26	1,080	1,046
[6,8]	Fannie Mae-Aces Series 2017-M4	2.637%	12/25/26	782	759
[6,8]	Fannie Mae-Aces Series 2017-M5	3.093%	4/25/29	171	164
[6,8]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	550	537
[6,8]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,190	1,162
[6,8]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	475	454
[6,8]	Fannie Mae-Aces Series 2017-M12	3.163%	6/25/27	753	736
[6,8]	Fannie Mae-Aces Series 2017-M14	2.905%	11/25/27	257	248
[6,8]	Fannie Mae-Aces Series 2017-M15	3.206%	11/25/27	944	923
[6,8]	Fannie Mae-Aces Series 2018-M1	3.089%	12/25/27	373	363
[6,8]	Fannie Mae-Aces Series 2018-M2	3.002%	1/25/28	1,265	1,228
[6,8]	Fannie Mae-Aces Series 2018-M3	3.171%	2/25/30	256	245
[6,8]	Fannie Mae-Aces Series 2018-M4	3.159%	3/25/28	516	501
[6,8]	Fannie Mae-Aces Series 2018-M7	3.129%	3/25/28	360	350
[6,8]	Fannie Mae-Aces Series 2018-M10	3.467%	7/25/28	197	193
[6,8]	Fannie Mae-Aces Series 2018-M12	3.750%	8/25/30	850	829
[6,8]	Fannie Mae-Aces Series 2018-M13	3.866%	9/25/30	617	606
[6,8]	Fannie Mae-Aces Series 2018-M14	3.701%	8/25/28	664	656
[6,8]	Fannie Mae-Aces Series 2019-M1	3.661%	9/25/28	628	619
[6,8]	Fannie Mae-Aces Series 2019-M2	3.745%	11/25/28	786	774
[6,8]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	820	799
[6,8]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	739	717
[6,8]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	761	733
[6,8]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,497	1,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,8]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,667	2,539
[6,8]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	942	875
[6,8]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,907
[6,8]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	119	109
[6,8]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,309	1,224
[6,8]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	195	180
[6,8]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	754
[6,8]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	458	420
[6,8]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	291	258
[6,8]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	303
[6,8]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	987
[6,8]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	785
[6,8]	Fannie Mae-Aces Series 2020-M52	1.359%	10/25/30	975	838
[6,8]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	725	617
[6,8]	Fannie Mae-Aces Series 2021-M1G	1.518%	11/25/30	225	193
[6,8]	Fannie Mae-Aces Series 2021-M3G	1.287%	1/25/31	1,050	890
[6,8]	Fannie Mae-Aces Series 2021-M4	1.511%	2/25/31	4,275	3,636
[6,8]	Fannie Mae-Aces Series 2021-M11	1.506%	3/25/31	1,900	1,614
[6,8]	Fannie Mae-Aces Series 2021-M13	1.652%	4/25/31	215	183
[6,8]	Fannie Mae-Aces Series 2021-M13	1.681%	3/25/33	200	163
[6,8]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	1,250	1,068
[6,8]	Fannie Mae-Aces Series 2022-M1	1.724%	10/25/31	1,500	1,272
[6,8]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	325	277
[6,8]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	450	383
[6,8]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	686
[6,8]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	725	626
[6,8]	Fannie Mae-Aces Series 2022-M10	2.002%	1/25/32	1,100	949
[6,8]	Fannie Mae-Aces Series 2023-M1S	4.651%	4/25/33	640	652
[6,8]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	612	614
[6,8]	Fannie Mae-Aces Series 2023-M8	4.620%	3/25/33	300	305
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	326	324
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,119	2,108
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	535	532
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	582	578
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	643	638
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	519	515
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,017	1,007
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	445	440
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	742
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	444
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	271
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	687
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	979
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	561
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	1,000
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	487
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	786
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	986
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	1,962	1,933
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,369
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,754
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,278
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	898
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	587
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	857
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	491
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	872	854
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	270
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	942
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	444
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	492
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	990
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	669
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,571
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	498
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	999
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	196	195
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	799
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,197
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,435
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,383
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,028
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	48	48
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	794
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,162
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	468
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	881
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	294
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	948
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,584
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,098
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,093
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	938
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,726
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	798
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,403
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,311
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,034
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,689
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	892
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	530
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	882
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	198
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	478
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	434
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	607
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,083
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	1,038
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,389
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	952
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	111	101
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	608
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	44	40
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	606
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,871
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,067
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	770
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	960
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	537
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	991
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	218	197
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,585
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	607
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	5,021
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	439
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	793
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	96	88
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	756
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	486
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	653
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	486
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,820
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	98	92
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	479
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	378
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,551
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	845
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	244
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	381
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	394
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	824
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	400	407
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	274
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	850	851
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	368
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	296
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	297
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	600	613
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	950	971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	500	526
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/34	1,300	1,380
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	640	657
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	480	490
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	450	462
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	800	820
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	550	566
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	400	415
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	250	257
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	300	310
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	500	513
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	750	788
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	650	684
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	600	629
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	530	558
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	540	564
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/29	300	308
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	714	712
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	975	970
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	755	751
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	905	899
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,555	1,535
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,936	1,899
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,655
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,728
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,605
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	791
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	510
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	412	381
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	1,010
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	675
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	603
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	125	115
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	650	661
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	640	646
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	800	812
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	350	365
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/31	500	523
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	294
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,062
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	361
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	895
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	2,026
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	836
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	503
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	680
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	976
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	294
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	843
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	244	209
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	722
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	558
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	550
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	632	626
[6,8]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	786
[6,8]	FHLMC Structured Pass-Through Certificates Series K526	4.543%	7/25/29	500	510
[6]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	460	467
[6]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	100	103
[6]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	250	257
[6]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	169	169
[6]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	75	75
[6]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	350	353
[6]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	100	102
[6]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	100	102
[6]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	74	73
[6]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	185	183
[6]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	72	71
[6]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	49
[6]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	157	157
[6]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	315	315
[6]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	326
[6]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	175	175
[6]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	75	76
[6]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	250	253
[6]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	50	51
[6]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	350	357
[6]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	150	155
[6]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	500	509
[6]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	640	656
[6]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	694
[6]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	654
[6]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	136	136
[6]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	116	116
[6]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	175	176
[6]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	75	76
[6]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	200	200
[6]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	25	25
[6]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	75	76
[6]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	100	101
[6]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	75	76
[6]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	350	354
[6]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	75	76
[6]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	75	76
[6]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	500	509
[6,9]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/27	165	165
[6,9]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/28	175	175
[6]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	983	975
[6]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	20	20
[6]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	74
[6]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	79	78
[6]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	219
[6]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	90	88
[6]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	97
[6]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	80	79
[6]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	72
[6]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	165	164
[6]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	49
[6]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	117	116
[6]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	99
[6]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	537	538
[6]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	101
[6]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	200	201
[6]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[6]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	300	300
[6]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	275	276
[6]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	139	141
[6]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	81	83
[6]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	200	205
[6]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	200	208
[6]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	100	101
[6]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	50	51
[6]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.130%	4/16/29	800	817
[6]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/29	700	722
[6]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	37	35
[6]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	42	42
[6]	GS Mortgage Securities Trust Series 2014-GC24	4.573%	9/10/47	125	113
[6]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	409	409
[6]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	121
[6]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	117
[6]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	354	352
[6]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	445
[6]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	54	54
[6]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	173
[6]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	91	90
[6]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	390
[6]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	292
[6]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	747
[6]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	269
[6]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	604
[6]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	236
[6]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	674
[6]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	93
[6]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	23
[6]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	943
[6]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	245
[6]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	194
[6]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	377
[6]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	230
[6]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	508
[6]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	1,125	1,043
[6]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	275	248
[6]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	469
[6]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	482
[6]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	135
[6]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	222
[6]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	405
[6]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	61
[6]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	57	57
[6]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	122
[6]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	41	41
[6]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	74
[6]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	275	276
[6]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	275	279
[6]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	400	408
[6]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	150	156
[6]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	1,000	1,021
[6]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/31	1,500	1,549
[6]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/29	120	120
[6]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/32	250	249
[6]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	40	39
[6]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	74
[6]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	109	107
[6]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	98
[6]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	92	91
[6]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	73
[6]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	140	139
[6]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	74
[6]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	175	176
[6]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	75	76
[6]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	175	176
[6]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	50	51
[6]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	500	507
[6]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	60	61
[6]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	300	307
[6]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	850	880
[6]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	500	509
[6]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	50	51
[6]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	1,000	1,022
[6]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	1,000	1,030
[6]	Honda Auto Receivables Owner Trust Series 2024-3	4.570%	3/21/29	700	707
[6]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	10	10
[6]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	54	54
[6]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	53	52
[6]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	97
[6]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	350	350
[6]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	100	100
[6]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	196	199
[6]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	57	59
[6]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	150	153
[6]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	100	104
[6]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/29	500	509
[6]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/30	263	268
[6]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	85	84
[6]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	674	677
[6]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	178
[6]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	225	227
[6]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	75	76
[6]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	250	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	75	76
[6]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	560	569
[6]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	80	82
[6]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	380	390
[6]	John Deere Owner Trust Series 2024-C	4.150%	8/15/31	250	250
[6]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	321
[6]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	938
[6]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	388
[6]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	311
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.687%	2/15/47	85	80
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	170	163
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	12	12
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	187
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	86	85
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	284
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	612	611
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	197
[6]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	191
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	17	17
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	214
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	98
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	19	19
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	347
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	20	20
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	416
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	191
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	37	37
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	370	365
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	72	71
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	416
[6]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	296
[6]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	75	74
[6]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,218
[6]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	239
[6]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	371
[6]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,328
[6]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	786
[6]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	68
[6]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	290
[6]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	138
[6]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	95
[6]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,939
[6]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	383
[6]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	264
[6]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	167
[6]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	985
[6]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	120
[6]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	1,111
[6]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	207
[6]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	400	401
[6]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	200	201
[6]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	350	358
[6]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.230%	2/15/28	275	275
[6]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/30	140	140
[6]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	67	66
[6]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	48
[6]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	320	321
[6]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	50	50
[6]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	300	308
[6]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	250	264
[6]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	700	709
[6]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	50	51
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.442%	6/15/47	46	44
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.785%	10/15/47	12	12
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	16	16
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	188
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	9	9
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	446
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	272
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	72	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	345
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	39	39
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	788
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	27	27
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	246
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	167
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	47	46
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	785
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	770
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	910
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	783
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	312
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	972
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	384
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	386
[6]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	553
[6]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	219
[6]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	295
[6]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	382
[6]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	287
[6]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	770
[6]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	799
[6]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	122
[6]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	533
[6]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	997
[6]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	118
[6]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	189
[6]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	245	237
[6]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	608
[6]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	726
[6]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	262
[6]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	680
[6]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	102
[6]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	326
[6]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	43
[6]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	21
[6]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	638
[6]	Morgan Stanley Capital I Trust Series 2022-L8	3.919%	4/15/55	750	704
[6]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	325	349
[6]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	200	217
[6]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	150	165
[6]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	114	114
[6]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	75	75
[6]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	150	151
[6]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	50	51
[6]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	200	202
[6]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	50	51
[6]	Nissan Auto Lease Trust Series 2024-B	4.920%	11/15/27	1,000	1,017
[6]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/28	1,000	1,019
[6]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	35	35
[6]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	220
[6]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	121	119
[6]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	145
[6]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	275	274
[6]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	100
[6]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	525	528
[6]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	50	51
[6]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	500	510
[6]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	500	519
[6]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	1,000	1,021
[6]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	71	70
[6]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	218
[6]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	154	152
[6]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	182	179
[6]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	33	33
[6]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	98
[6]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	95	95
[6]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	185	183
[6]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	198
[6]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	185	184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	100	100
[6]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	150
[6]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	100
[6]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	243	243
[6]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	100	100
[6]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	100	101
[6]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	81	81
[6]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	75	75
[6]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	75	76
[6]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	40	40
[6]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	120	122
[6]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	80	82
[6]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	220	222
[6]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	120	122
[6]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	300	310
[6]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	350	354
[6]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	200	206
[6]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	350	365
[6]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	200	203
[6]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	52
[6]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	100	101
[6]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	50	51
[6]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	500	509
[6]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	800	822
[6]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	380	386
[6]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/29	300	302
[6]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	918
[6]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	400	408
[6]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	800	823
[6]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	1,275	1,300
[6]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	61	60
[6]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	87	87
[6]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	171
[6]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	97	96
[6]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	121
[6]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	72	71
[6]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	97
[6]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	191	190
[6]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	74
[6]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	240	239
[6]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	74
[6]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	225	226
[6]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	100	100
[6]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	250	251
[6]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	100	101
[6]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	275	278
[6]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	75	77
[6]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	250	256
[6]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	200	208
[6]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	400	404
[6]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	100	102
[6]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	1,250	1,278
[6]	Toyota Auto Receivables Owner Trust Series 2024-C	4.880%	3/15/29	575	585
[6]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/29	400	410
[6]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	774
[6]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	333
[6]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	580
[6]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	145
[6]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	698
[6]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	282
[6]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	415
[6]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	574
[6]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	249
[6]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	381
[6]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	584
[6]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	309
[6]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	480	469
[6]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	195
[6]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	314
[6]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	790
[6]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	147
[6]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	466
[6]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	588
[6]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	96
[6]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	956
[6]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	563
[6]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	378
[6]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	117
[6]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	412
[6]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	254
[6]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,547
[6]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	619
[6]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	893
[6]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	522
[6]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	875	877
[6]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	350	350
[6]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	740	751
[6]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	150	152
[6]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	200	206
[6]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	200	201
[6]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	525	533
[6]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	2,000	2,003
[6]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	500	506
[6]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	200	204
[6]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	133	131
[6]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	98
[6]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	200	202
[6]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	50	51
[6]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	200	205
[6]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	150	156
[6]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	199
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	8	8
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	199
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	173
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	272	270
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	619
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	115
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	21	21
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	619
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	223
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	4	4
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	197
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	272
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	222
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	173
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	77	77
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	198
[6]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	736	727
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	503
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	40	39
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	467
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	314
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	145	141
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	319
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	108	106
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	592
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	93
[6]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	205
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	830
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	232
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	699
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	379
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	387
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	584
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	142
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	968
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,154
[6]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,175
[6]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	193
[6]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	760
[6]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	987
[6]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	464
[6]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,074
[6]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	495
[6]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	955
[6]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	675
[6]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	728
[6]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	185
[6]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	319
[6]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	699
[6]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	422
[6]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	892
[6]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	120
[6]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	152
[6]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	352
[6]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/57	600	633
[6]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	300	315
[6]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	725	740
[6]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	36	35
[6]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	56	56
[6]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	90
[6]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	64	63
[6]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	72
[6]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	151	151
[6]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	50	50
[6]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	4	4
[6]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	49
[6]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	52	51
[6]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	80	79
[6]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	145
[6]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	111	110
[6]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	241
[6]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	180	177
[6]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	48
[6]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	233	232
[6]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	123
[6]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	198	197
[6]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	99
[6]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	400	401
[6]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	100	101
[6]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	275	276
[6]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	275	278
[6]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	175	177
[6]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	25	25
[6]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	500	513
[6]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	350	354
[6]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	100	102
[6]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	1,000	1,025
[6]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/29	250	252
[6]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/30	175	176
[6]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	225	226
[6]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	50	50
[6]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	5	5
[6]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	350	353
[6]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	175	179
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $546,695)					521,507
Corporate Bonds (10.1%)
Communications (0.8%)
	Alphabet Inc.	0.800%	8/15/27	542	502
	Alphabet Inc.	1.100%	8/15/30	1,000	861
	Alphabet Inc.	1.900%	8/15/40	1,000	714
	Alphabet Inc.	2.050%	8/15/50	2,000	1,245
	Alphabet Inc.	2.250%	8/15/60	1,600	982
	America Movil SAB de CV	3.625%	4/22/29	700	678
	America Movil SAB de CV	2.875%	5/7/30	700	646
	America Movil SAB de CV	4.700%	7/21/32	1,000	1,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	America Movil SAB de CV	6.375%	3/1/35	800	896
	America Movil SAB de CV	6.125%	11/15/37	300	329
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,630
	America Movil SAB de CV	4.375%	7/16/42	950	860
	America Movil SAB de CV	4.375%	4/22/49	1,000	893
	AT&T Inc.	3.875%	1/15/26	2,000	1,988
	AT&T Inc.	5.539%	2/20/26	1,250	1,250
	AT&T Inc.	1.700%	3/25/26	3,000	2,891
	AT&T Inc.	3.800%	2/15/27	1,820	1,805
	AT&T Inc.	1.650%	2/1/28	2,750	2,535
[6]	AT&T Inc.	4.100%	2/15/28	952	950
	AT&T Inc.	4.350%	3/1/29	3,188	3,206
[6]	AT&T Inc.	4.300%	2/15/30	2,249	2,246
	AT&T Inc.	2.250%	2/1/32	2,000	1,716
	AT&T Inc.	2.550%	12/1/33	3,868	3,261
	AT&T Inc.	4.500%	5/15/35	2,230	2,172
	AT&T Inc.	5.250%	3/1/37	1,100	1,131
	AT&T Inc.	4.900%	8/15/37	1,405	1,395
	AT&T Inc.	4.850%	3/1/39	1,000	980
	AT&T Inc.	3.500%	6/1/41	5,400	4,424
	AT&T Inc.	4.300%	12/15/42	1,523	1,358
	AT&T Inc.	4.350%	6/15/45	1,137	1,005
	AT&T Inc.	4.750%	5/15/46	1,909	1,787
[6]	AT&T Inc.	5.150%	11/15/46	742	730
	AT&T Inc.	5.650%	2/15/47	200	211
	AT&T Inc.	4.500%	3/9/48	1,900	1,685
	AT&T Inc.	4.550%	3/9/49	1,424	1,279
	AT&T Inc.	3.650%	6/1/51	2,885	2,213
	AT&T Inc.	3.500%	9/15/53	7,406	5,439
	AT&T Inc.	3.550%	9/15/55	6,651	4,859
	AT&T Inc.	3.800%	12/1/57	5,253	3,977
	AT&T Inc.	3.650%	9/15/59	5,049	3,659
	AT&T Inc.	3.850%	6/1/60	1,155	874
	Baidu Inc.	1.720%	4/9/26	500	480
	Baidu Inc.	3.625%	7/6/27	325	320
	Baidu Inc.	4.375%	3/29/28	400	400
	Baidu Inc.	4.875%	11/14/28	750	764
	Baidu Inc.	3.425%	4/7/30	320	305
	Baidu Inc.	2.375%	8/23/31	925	805
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	2,618	2,674
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	1,585	1,629
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	400	355
[6]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	500	385
[6]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	282
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	485	506
	Booking Holdings Inc.	3.600%	6/1/26	755	750
	Booking Holdings Inc.	3.550%	3/15/28	650	640
	British Telecommunications plc	5.125%	12/4/28	250	257
	British Telecommunications plc	9.625%	12/15/30	2,300	2,904
	Charter Communications Operating LLC	6.150%	11/10/26	1,000	1,028
	Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,324
	Charter Communications Operating LLC	4.200%	3/15/28	1,000	973
	Charter Communications Operating LLC	2.250%	1/15/29	1,000	890
	Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,294
	Charter Communications Operating LLC	6.100%	6/1/29	2,100	2,174
	Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,210
	Charter Communications Operating LLC	2.300%	2/1/32	800	645
	Charter Communications Operating LLC	4.400%	4/1/33	900	824
	Charter Communications Operating LLC	6.650%	2/1/34	750	784
	Charter Communications Operating LLC	6.550%	6/1/34	1,500	1,558
	Charter Communications Operating LLC	6.384%	10/23/35	1,064	1,086
	Charter Communications Operating LLC	3.500%	6/1/41	500	351
	Charter Communications Operating LLC	3.500%	3/1/42	1,550	1,077
	Charter Communications Operating LLC	6.484%	10/23/45	2,760	2,659
	Charter Communications Operating LLC	5.375%	5/1/47	2,350	1,968
	Charter Communications Operating LLC	5.750%	4/1/48	1,750	1,525
	Charter Communications Operating LLC	5.125%	7/1/49	750	602
	Charter Communications Operating LLC	4.800%	3/1/50	2,560	1,954
	Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,176
	Charter Communications Operating LLC	3.900%	6/1/52	2,150	1,409

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	5.250%	4/1/53	1,250	1,020
Charter Communications Operating LLC	6.834%	10/23/55	425	424
Charter Communications Operating LLC	3.850%	4/1/61	1,700	1,042
Charter Communications Operating LLC	4.400%	12/1/61	1,300	884
Charter Communications Operating LLC	3.950%	6/30/62	1,650	1,022
Charter Communications Operating LLC	5.500%	4/1/63	900	731
Comcast Corp.	3.950%	10/15/25	2,509	2,502
Comcast Corp.	3.150%	3/1/26	2,460	2,426
Comcast Corp.	2.350%	1/15/27	1,930	1,860
Comcast Corp.	3.300%	2/1/27	1,375	1,353
Comcast Corp.	3.300%	4/1/27	1,250	1,230
Comcast Corp.	3.150%	2/15/28	1,381	1,340
Comcast Corp.	4.150%	10/15/28	4,000	4,006
Comcast Corp.	4.550%	1/15/29	816	829
Comcast Corp.	5.100%	6/1/29	3,000	3,125
Comcast Corp.	2.650%	2/1/30	1,050	972
Comcast Corp.	3.400%	4/1/30	1,375	1,318
Comcast Corp.	4.250%	10/15/30	1,200	1,197
Comcast Corp.	1.950%	1/15/31	1,300	1,128
Comcast Corp.	1.500%	2/15/31	400	337
Comcast Corp.	4.250%	1/15/33	1,275	1,252
Comcast Corp.	7.050%	3/15/33	1,025	1,198
Comcast Corp.	4.800%	5/15/33	803	819
Comcast Corp.	5.300%	6/1/34	525	552
Comcast Corp.	4.400%	8/15/35	1,000	975
Comcast Corp.	6.500%	11/15/35	71	81
Comcast Corp.	3.200%	7/15/36	700	601
Comcast Corp.	6.450%	3/15/37	1,350	1,548
Comcast Corp.	3.900%	3/1/38	1,225	1,106
Comcast Corp.	4.600%	10/15/38	2,300	2,236
Comcast Corp.	3.250%	11/1/39	575	470
Comcast Corp.	3.750%	4/1/40	1,350	1,168
Comcast Corp.	4.650%	7/15/42	565	532
Comcast Corp.	4.600%	8/15/45	1,291	1,201
Comcast Corp.	3.400%	7/15/46	4,700	3,638
Comcast Corp.	4.000%	8/15/47	1,700	1,430
Comcast Corp.	3.969%	11/1/47	1,871	1,563
Comcast Corp.	4.000%	3/1/48	922	773
Comcast Corp.	4.700%	10/15/48	500	473
Comcast Corp.	3.999%	11/1/49	1,803	1,505
Comcast Corp.	3.450%	2/1/50	1,400	1,058
Comcast Corp.	2.800%	1/15/51	1,575	1,045
Comcast Corp.	2.887%	11/1/51	3,931	2,639
Comcast Corp.	2.450%	8/15/52	200	122
Comcast Corp.	4.049%	11/1/52	1,317	1,095
Comcast Corp.	5.350%	5/15/53	2,305	2,357
Comcast Corp.	2.937%	11/1/56	4,888	3,193
Comcast Corp.	4.950%	10/15/58	1,150	1,104
Comcast Corp.	2.650%	8/15/62	1,000	592
Comcast Corp.	2.987%	11/1/63	2,384	1,511
Comcast Corp.	5.500%	5/15/64	1,142	1,179
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,166
Discovery Communications LLC	4.900%	3/11/26	550	550
Discovery Communications LLC	3.950%	3/20/28	1,609	1,534
Discovery Communications LLC	4.125%	5/15/29	2,300	2,174
Discovery Communications LLC	3.625%	5/15/30	930	837
Discovery Communications LLC	5.000%	9/20/37	530	460
Discovery Communications LLC	6.350%	6/1/40	1,155	1,104
Electronic Arts Inc.	4.800%	3/1/26	275	277
Electronic Arts Inc.	1.850%	2/15/31	332	285
Electronic Arts Inc.	2.950%	2/15/51	600	414
Expedia Group Inc.	5.000%	2/15/26	1,600	1,609
Expedia Group Inc.	4.625%	8/1/27	900	907
Expedia Group Inc.	3.800%	2/15/28	1,500	1,472
Expedia Group Inc.	3.250%	2/15/30	1,025	967
Expedia Group Inc.	2.950%	3/15/31	270	246
FactSet Research Systems Inc.	3.450%	3/1/32	500	455
Fox Corp.	4.709%	1/25/29	1,000	1,013
Fox Corp.	3.500%	4/8/30	560	533
Fox Corp.	6.500%	10/13/33	1,040	1,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fox Corp.	5.476%	1/25/39	950	959
	Fox Corp.	5.576%	1/25/49	1,500	1,476
	Grupo Televisa SAB	8.500%	3/11/32	50	58
	Grupo Televisa SAB	6.625%	1/15/40	500	496
	Grupo Televisa SAB	5.000%	5/13/45	1,240	1,012
	Grupo Televisa SAB	6.125%	1/31/46	350	336
	Grupo Televisa SAB	5.250%	5/24/49	600	514
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	406
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	389
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	835
	Koninklijke KPN NV	8.375%	10/1/30	500	599
	Meta Platforms Inc.	3.500%	8/15/27	1,000	992
	Meta Platforms Inc.	4.600%	5/15/28	1,225	1,256
	Meta Platforms Inc.	4.300%	8/15/29	823	836
	Meta Platforms Inc.	4.800%	5/15/30	816	849
	Meta Platforms Inc.	4.550%	8/15/31	809	827
	Meta Platforms Inc.	3.850%	8/15/32	3,525	3,427
	Meta Platforms Inc.	4.950%	5/15/33	500	524
	Meta Platforms Inc.	4.750%	8/15/34	2,069	2,112
	Meta Platforms Inc.	4.450%	8/15/52	2,450	2,260
	Meta Platforms Inc.	5.600%	5/15/53	2,039	2,211
	Meta Platforms Inc.	5.400%	8/15/54	2,751	2,881
	Meta Platforms Inc.	4.650%	8/15/62	1,200	1,116
	Meta Platforms Inc.	5.750%	5/15/63	1,427	1,561
	Meta Platforms Inc.	5.550%	8/15/64	2,325	2,465
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,332
	Netflix Inc.	4.375%	11/15/26	1,339	1,349
	Netflix Inc.	4.875%	4/15/28	2,346	2,402
	Netflix Inc.	5.875%	11/15/28	2,826	3,011
	Netflix Inc.	6.375%	5/15/29	322	352
[11]	Netflix Inc.	4.875%	6/15/30	583	601
	Netflix Inc.	4.900%	8/15/34	474	490
	Netflix Inc.	5.400%	8/15/54	220	232
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,137
	Omnicom Group Inc.	2.450%	4/30/30	620	558
	Omnicom Group Inc.	4.200%	6/1/30	400	397
	Omnicom Group Inc.	2.600%	8/1/31	750	665
	Omnicom Group Inc.	5.300%	11/1/34	700	727
	Orange SA	9.000%	3/1/31	2,260	2,796
	Orange SA	5.375%	1/13/42	700	710
	Orange SA	5.500%	2/6/44	600	621
	Paramount Global	2.900%	1/15/27	1,133	1,084
	Paramount Global	3.375%	2/15/28	1,425	1,342
	Paramount Global	3.700%	6/1/28	400	379
	Paramount Global	4.950%	1/15/31	800	756
	Paramount Global	4.200%	5/19/32	1,000	888
	Paramount Global	5.500%	5/15/33	600	560
	Paramount Global	6.875%	4/30/36	900	910
	Paramount Global	5.900%	10/15/40	300	268
	Paramount Global	4.850%	7/1/42	375	298
	Paramount Global	4.375%	3/15/43	987	731
	Paramount Global	5.850%	9/1/43	975	849
	Paramount Global	5.250%	4/1/44	500	400
	Paramount Global	4.900%	8/15/44	500	385
	Paramount Global	4.600%	1/15/45	600	445
	Paramount Global	4.950%	5/19/50	850	653
	Rogers Communications Inc.	3.625%	12/15/25	475	470
	Rogers Communications Inc.	3.200%	3/15/27	800	779
	Rogers Communications Inc.	5.000%	2/15/29	1,057	1,079
	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,763
	Rogers Communications Inc.	5.300%	2/15/34	2,000	2,034
	Rogers Communications Inc.	4.500%	3/15/42	700	629
	Rogers Communications Inc.	4.500%	3/15/43	540	477
	Rogers Communications Inc.	5.000%	3/15/44	500	475
	Rogers Communications Inc.	4.300%	2/15/48	350	293
	Rogers Communications Inc.	4.350%	5/1/49	500	422
	Rogers Communications Inc.	3.700%	11/15/49	500	376
	Rogers Communications Inc.	4.550%	3/15/52	2,900	2,512
	Sprint Capital Corp.	6.875%	11/15/28	909	992
	Sprint Capital Corp.	8.750%	3/15/32	4,000	4,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sprint LLC	7.625%	3/1/26	1,300	1,342
	Take-Two Interactive Software Inc.	5.000%	3/28/26	590	596
	Take-Two Interactive Software Inc.	3.700%	4/14/27	500	493
	Take-Two Interactive Software Inc.	4.950%	3/28/28	580	592
	Take-Two Interactive Software Inc.	4.000%	4/14/32	500	479
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,669
	Telefonica Emisiones SA	7.045%	6/20/36	335	386
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,503
	Telefonica Emisiones SA	5.213%	3/8/47	2,500	2,369
	Telefonica Emisiones SA	4.895%	3/6/48	752	684
	Telefonica Emisiones SA	5.520%	3/1/49	1,000	990
	Telefonica Europe BV	8.250%	9/15/30	1,580	1,861
	TELUS Corp.	2.800%	2/16/27	500	482
	TELUS Corp.	3.400%	5/13/32	350	320
	TELUS Corp.	4.300%	6/15/49	500	417
	Tencent Music Entertainment Group	2.000%	9/3/30	400	348
	Thomson Reuters Corp.	3.350%	5/15/26	400	394
	Thomson Reuters Corp.	5.500%	8/15/35	350	368
	Thomson Reuters Corp.	5.850%	4/15/40	400	427
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	1,150	1,320
	Time Warner Cable LLC	7.300%	7/1/38	1,585	1,675
	Time Warner Cable LLC	6.750%	6/15/39	1,850	1,850
	Time Warner Cable LLC	5.875%	11/15/40	1,150	1,041
	Time Warner Cable LLC	5.500%	9/1/41	975	847
	Time Warner Cable LLC	4.500%	9/15/42	1,230	943
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,250
	T-Mobile USA Inc.	2.250%	2/15/26	482	469
	T-Mobile USA Inc.	2.625%	4/15/26	502	489
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,445
	T-Mobile USA Inc.	5.375%	4/15/27	335	338
	T-Mobile USA Inc.	4.750%	2/1/28	1,020	1,022
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,862
	T-Mobile USA Inc.	4.950%	3/15/28	314	321
	T-Mobile USA Inc.	4.800%	7/15/28	1,000	1,019
	T-Mobile USA Inc.	4.850%	1/15/29	1,000	1,021
	T-Mobile USA Inc.	2.625%	2/15/29	670	625
	T-Mobile USA Inc.	2.400%	3/15/29	275	254
	T-Mobile USA Inc.	3.375%	4/15/29	1,135	1,090
	T-Mobile USA Inc.	4.200%	10/1/29	750	747
	T-Mobile USA Inc.	3.875%	4/15/30	6,175	6,005
	T-Mobile USA Inc.	2.550%	2/15/31	2,100	1,871
	T-Mobile USA Inc.	2.875%	2/15/31	893	812
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,757
	T-Mobile USA Inc.	2.250%	11/15/31	900	776
	T-Mobile USA Inc.	2.700%	3/15/32	925	815
	T-Mobile USA Inc.	5.200%	1/15/33	1,160	1,201
	T-Mobile USA Inc.	5.050%	7/15/33	2,120	2,173
	T-Mobile USA Inc.	5.750%	1/15/34	750	805
	T-Mobile USA Inc.	5.150%	4/15/34	1,500	1,545
	T-Mobile USA Inc.	4.700%	1/15/35	575	573
	T-Mobile USA Inc.	4.375%	4/15/40	2,500	2,305
	T-Mobile USA Inc.	3.000%	2/15/41	2,900	2,226
	T-Mobile USA Inc.	4.500%	4/15/50	3,790	3,368
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,245
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,537
	T-Mobile USA Inc.	5.650%	1/15/53	964	1,013
	T-Mobile USA Inc.	5.750%	1/15/54	1,019	1,083
	T-Mobile USA Inc.	5.250%	6/15/55	400	398
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,306
	T-Mobile USA Inc.	5.800%	9/15/62	335	355
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	985
[6]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,363
[6]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	59
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	301
[6]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	435
[6]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	338
[6]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	291
	Uber Technologies Inc.	4.300%	1/15/30	1,250	1,246
	Uber Technologies Inc.	4.800%	9/15/34	1,075	1,074
	Uber Technologies Inc.	5.350%	9/15/54	850	843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VeriSign Inc.	2.700%	6/15/31	700	612
	Verizon Communications Inc.	0.850%	11/20/25	1,225	1,178
	Verizon Communications Inc.	1.450%	3/20/26	1,200	1,151
	Verizon Communications Inc.	2.625%	8/15/26	1,137	1,106
	Verizon Communications Inc.	4.125%	3/16/27	2,050	2,046
	Verizon Communications Inc.	3.000%	3/22/27	900	877
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,519
	Verizon Communications Inc.	4.329%	9/21/28	3,607	3,623
	Verizon Communications Inc.	3.875%	2/8/29	450	444
	Verizon Communications Inc.	4.016%	12/3/29	3,614	3,560
	Verizon Communications Inc.	3.150%	3/22/30	1,290	1,216
	Verizon Communications Inc.	1.500%	9/18/30	500	429
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,571
	Verizon Communications Inc.	1.750%	1/20/31	400	341
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,216
	Verizon Communications Inc.	2.355%	3/15/32	2,950	2,541
	Verizon Communications Inc.	5.050%	5/9/33	816	842
	Verizon Communications Inc.	4.500%	8/10/33	1,775	1,752
	Verizon Communications Inc.	4.400%	11/1/34	2,200	2,148
[11]	Verizon Communications Inc.	4.780%	2/15/35	1,800	1,797
	Verizon Communications Inc.	4.272%	1/15/36	1,254	1,198
	Verizon Communications Inc.	5.250%	3/16/37	862	897
	Verizon Communications Inc.	4.812%	3/15/39	1,425	1,402
	Verizon Communications Inc.	2.650%	11/20/40	4,325	3,181
	Verizon Communications Inc.	3.400%	3/22/41	3,400	2,779
	Verizon Communications Inc.	2.850%	9/3/41	905	681
	Verizon Communications Inc.	4.750%	11/1/41	500	483
	Verizon Communications Inc.	6.550%	9/15/43	500	586
	Verizon Communications Inc.	4.125%	8/15/46	1,380	1,188
	Verizon Communications Inc.	4.862%	8/21/46	1,830	1,779
	Verizon Communications Inc.	4.522%	9/15/48	1,000	914
	Verizon Communications Inc.	4.000%	3/22/50	1,200	999
	Verizon Communications Inc.	2.875%	11/20/50	2,600	1,761
	Verizon Communications Inc.	3.550%	3/22/51	4,750	3,681
	Verizon Communications Inc.	3.875%	3/1/52	200	164
	Verizon Communications Inc.	5.500%	2/23/54	900	942
	Verizon Communications Inc.	4.672%	3/15/55	200	186
	Verizon Communications Inc.	2.987%	10/30/56	4,339	2,847
	Verizon Communications Inc.	3.000%	11/20/60	1,500	965
	Verizon Communications Inc.	3.700%	3/22/61	3,240	2,451
	Vodafone Group plc	6.150%	2/27/37	426	470
	Vodafone Group plc	5.250%	5/30/48	400	393
	Vodafone Group plc	4.875%	6/19/49	1,250	1,145
	Vodafone Group plc	4.250%	9/17/50	1,600	1,334
	Vodafone Group plc	5.625%	2/10/53	1,299	1,320
	Vodafone Group plc	5.750%	6/28/54	2,000	2,069
	Vodafone Group plc	5.125%	6/19/59	600	558
	Vodafone Group plc	5.750%	2/10/63	200	202
	Vodafone Group plc	5.875%	6/28/64	850	877
	Walt Disney Co.	3.700%	10/15/25	500	498
	Walt Disney Co.	1.750%	1/13/26	1,400	1,360
	Walt Disney Co.	3.375%	11/15/26	281	277
	Walt Disney Co.	3.700%	3/23/27	400	398
	Walt Disney Co.	2.200%	1/13/28	850	807
	Walt Disney Co.	2.000%	9/1/29	1,850	1,682
	Walt Disney Co.	3.800%	3/22/30	1,085	1,067
	Walt Disney Co.	2.650%	1/13/31	3,000	2,738
	Walt Disney Co.	6.550%	3/15/33	392	450
	Walt Disney Co.	6.200%	12/15/34	775	882
	Walt Disney Co.	6.400%	12/15/35	1,728	1,984
	Walt Disney Co.	6.150%	3/1/37	800	900
	Walt Disney Co.	4.625%	3/23/40	475	470
	Walt Disney Co.	3.500%	5/13/40	2,700	2,299
	Walt Disney Co.	5.400%	10/1/43	600	629
	Walt Disney Co.	4.750%	9/15/44	690	665
	Walt Disney Co.	4.950%	10/15/45	100	98
	Walt Disney Co.	2.750%	9/1/49	2,000	1,361
	Walt Disney Co.	4.700%	3/23/50	1,155	1,121
	Walt Disney Co.	3.600%	1/13/51	2,200	1,758
	Walt Disney Co.	3.800%	5/13/60	1,100	875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,481
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,232
	Warnermedia Holdings Inc.	4.279%	3/15/32	4,200	3,730
	Warnermedia Holdings Inc.	5.050%	3/15/42	3,700	3,022
	Warnermedia Holdings Inc.	5.141%	3/15/52	6,215	4,791
	Warnermedia Holdings Inc.	5.391%	3/15/62	2,165	1,657
	Weibo Corp.	3.375%	7/8/30	650	597
					467,829
Consumer Discretionary (0.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,281
	Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,270
	Alibaba Group Holding Ltd.	4.500%	11/28/34	600	590
	Alibaba Group Holding Ltd.	4.000%	12/6/37	735	678
	Alibaba Group Holding Ltd.	2.700%	2/9/41	650	481
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,308
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	948
	Alibaba Group Holding Ltd.	4.400%	12/6/57	700	618
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	621
	Amazon.com Inc.	4.600%	12/1/25	500	503
	Amazon.com Inc.	5.200%	12/3/25	4,925	4,983
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,391
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,221
	Amazon.com Inc.	1.200%	6/3/27	2,200	2,056
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,522
	Amazon.com Inc.	4.550%	12/1/27	2,000	2,042
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,968
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,724
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,541
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,691
	Amazon.com Inc.	4.700%	12/1/32	2,500	2,598
	Amazon.com Inc.	4.800%	12/5/34	975	1,020
	Amazon.com Inc.	3.875%	8/22/37	2,890	2,722
	Amazon.com Inc.	2.875%	5/12/41	2,150	1,711
	Amazon.com Inc.	4.950%	12/5/44	1,025	1,064
	Amazon.com Inc.	4.050%	8/22/47	3,400	3,055
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,188
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,247
	Amazon.com Inc.	3.950%	4/13/52	1,250	1,088
	Amazon.com Inc.	4.250%	8/22/57	785	710
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,153
	Amazon.com Inc.	3.250%	5/12/61	2,500	1,810
	Amazon.com Inc.	4.100%	4/13/62	200	172
[6]	American Honda Finance Corp.	4.950%	1/9/26	600	606
	American Honda Finance Corp.	4.750%	1/12/26	2,300	2,317
[6]	American Honda Finance Corp.	5.250%	7/7/26	600	612
[6]	American Honda Finance Corp.	2.300%	9/9/26	250	242
[6]	American Honda Finance Corp.	4.400%	10/5/26	1,400	1,409
[6]	American Honda Finance Corp.	2.350%	1/8/27	375	361
	American Honda Finance Corp.	4.900%	3/12/27	1,350	1,376
[6]	American Honda Finance Corp.	4.900%	7/9/27	400	409
[6]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,210
[6]	American Honda Finance Corp.	5.125%	7/7/28	600	620
	American Honda Finance Corp.	5.650%	11/15/28	600	634
[6]	American Honda Finance Corp.	2.250%	1/12/29	250	231
	American Honda Finance Corp.	4.900%	3/13/29	400	410
[6]	American Honda Finance Corp.	4.400%	9/5/29	750	753
	American Honda Finance Corp.	4.600%	4/17/30	500	507
[6]	American Honda Finance Corp.	5.050%	7/10/31	350	360
[6]	American Honda Finance Corp.	4.900%	1/10/34	1,600	1,627
[6]	American University	3.672%	4/1/49	400	334
	Aptiv plc	4.350%	3/15/29	150	150
	Aptiv plc	4.650%	9/13/29	500	498
	Aptiv plc	3.250%	3/1/32	700	626
	Aptiv plc	5.150%	9/13/34	625	615
	Aptiv plc	4.400%	10/1/46	225	185
	Aptiv plc	3.100%	12/1/51	1,300	822
	Aptiv plc	4.150%	5/1/52	900	698
	Aptiv plc	5.750%	9/13/54	1,500	1,447
	Aptiv plc	6.875%	12/15/54	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoNation Inc.	4.500%	10/1/25	500	498
	AutoNation Inc.	3.800%	11/15/27	250	243
	AutoNation Inc.	1.950%	8/1/28	1,000	903
	AutoNation Inc.	3.850%	3/1/32	750	692
	AutoZone Inc.	3.125%	4/21/26	300	294
	AutoZone Inc.	5.050%	7/15/26	500	508
	AutoZone Inc.	3.750%	6/1/27	700	692
	AutoZone Inc.	4.500%	2/1/28	420	424
	AutoZone Inc.	6.250%	11/1/28	500	536
	AutoZone Inc.	3.750%	4/18/29	550	537
	AutoZone Inc.	5.100%	7/15/29	400	412
	AutoZone Inc.	4.000%	4/15/30	1,400	1,374
	AutoZone Inc.	1.650%	1/15/31	1,158	978
	AutoZone Inc.	4.750%	8/1/32	500	502
	AutoZone Inc.	4.750%	2/1/33	500	500
	AutoZone Inc.	5.200%	8/1/33	500	513
	AutoZone Inc.	6.550%	11/1/33	300	336
	AutoZone Inc.	5.400%	7/15/34	600	622
	Best Buy Co. Inc.	4.450%	10/1/28	850	854
[11]	BMW US Capital LLC	4.650%	8/13/26	100	101
[11]	BMW US Capital LLC	4.600%	8/13/27	150	152
	BorgWarner Inc.	2.650%	7/1/27	900	865
	BorgWarner Inc.	4.950%	8/15/29	200	203
	BorgWarner Inc.	5.400%	8/15/34	200	204
	BorgWarner Inc.	4.375%	3/15/45	500	425
[6]	Brown University	2.924%	9/1/50	500	368
	Brunswick Corp.	2.400%	8/18/31	500	420
	Brunswick Corp.	4.400%	9/15/32	500	471
	Brunswick Corp.	5.100%	4/1/52	500	419
[6]	California Endowment	2.498%	4/1/51	150	99
	California Institute of Technology	4.700%	11/1/11	325	300
	California Institute of Technology	3.650%	9/1/19	450	322
[6]	Case Western Reserve University	5.405%	6/1/22	200	207
	Choice Hotels International Inc.	3.700%	12/1/29	500	473
	Choice Hotels International Inc.	5.850%	8/1/34	500	515
	Claremont Mckenna College	3.775%	1/1/22	275	200
	Cornell University	4.835%	6/15/34	500	517
	Darden Restaurants Inc.	3.850%	5/1/27	750	742
[9]	Darden Restaurants Inc.	4.350%	10/15/27	550	550
[9]	Darden Restaurants Inc.	4.550%	10/15/29	550	549
	Darden Restaurants Inc.	4.550%	2/15/48	550	474
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	541
	Dick's Sporting Goods Inc.	4.100%	1/15/52	550	420
	DR Horton Inc.	2.600%	10/15/25	1,485	1,456
	DR Horton Inc.	5.000%	10/15/34	575	582
[6]	Duke University	2.682%	10/1/44	300	229
[6]	Duke University	2.757%	10/1/50	340	237
[6]	Duke University	2.832%	10/1/55	550	385
	eBay Inc.	5.900%	11/22/25	500	507
	eBay Inc.	1.400%	5/10/26	675	646
	eBay Inc.	3.600%	6/5/27	500	494
	eBay Inc.	2.700%	3/11/30	865	798
	eBay Inc.	2.600%	5/10/31	675	603
	eBay Inc.	6.300%	11/22/32	500	556
	eBay Inc.	4.000%	7/15/42	600	512
	eBay Inc.	3.650%	5/10/51	925	711
[6]	Emory University	2.143%	9/1/30	600	540
[6]	Emory University	2.969%	9/1/50	150	110
[6]	Ford Foundation	2.415%	6/1/50	250	165
[6]	Ford Foundation	2.815%	6/1/70	750	479
	Ford Motor Co.	9.625%	4/22/30	2,150	2,546
	Ford Motor Co.	7.450%	7/16/31	1,757	1,938
	Ford Motor Co.	3.250%	2/12/32	2,587	2,204
	Ford Motor Co.	6.100%	8/19/32	1,407	1,441
	Ford Motor Co.	4.750%	1/15/43	1,211	1,003
	Ford Motor Co.	7.400%	11/1/46	125	140
	Ford Motor Co.	5.291%	12/8/46	1,064	962
	Ford Motor Credit Co. LLC	4.542%	8/1/26	239	237
	Ford Motor Credit Co. LLC	2.700%	8/10/26	1,227	1,179
	Ford Motor Credit Co. LLC	5.125%	11/5/26	1,500	1,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	4.271%	1/9/27	286	281
	Ford Motor Credit Co. LLC	5.850%	5/17/27	1,825	1,858
	Ford Motor Credit Co. LLC	4.950%	5/28/27	477	476
	Ford Motor Credit Co. LLC	4.125%	8/17/27	398	388
	Ford Motor Credit Co. LLC	3.815%	11/2/27	239	230
	Ford Motor Credit Co. LLC	7.350%	11/4/27	477	506
	Ford Motor Credit Co. LLC	2.900%	2/16/28	739	686
	Ford Motor Credit Co. LLC	6.800%	5/12/28	477	500
	Ford Motor Credit Co. LLC	6.798%	11/7/28	1,250	1,320
	Ford Motor Credit Co. LLC	2.900%	2/10/29	486	441
	Ford Motor Credit Co. LLC	5.800%	3/8/29	1,500	1,526
	Ford Motor Credit Co. LLC	5.113%	5/3/29	723	716
	Ford Motor Credit Co. LLC	5.303%	9/6/29	1,500	1,492
	Ford Motor Credit Co. LLC	7.350%	3/6/30	784	848
	Ford Motor Credit Co. LLC	7.200%	6/10/30	200	215
	Ford Motor Credit Co. LLC	4.000%	11/13/30	1,727	1,594
	Ford Motor Credit Co. LLC	6.050%	3/5/31	4,000	4,105
	Ford Motor Credit Co. LLC	7.122%	11/7/33	1,144	1,235
	Ford Motor Credit Co. LLC	6.125%	3/8/34	1,750	1,771
	Fortune Brands Innovations Inc.	3.250%	9/15/29	400	378
	Fortune Brands Innovations Inc.	4.000%	3/25/32	500	477
	Fortune Brands Innovations Inc.	5.875%	6/1/33	500	536
	Fortune Brands Innovations Inc.	4.500%	3/25/52	500	422
	General Motors Co.	6.125%	10/1/25	3,300	3,332
	General Motors Co.	4.200%	10/1/27	400	396
	General Motors Co.	6.800%	10/1/27	1,050	1,112
	General Motors Co.	5.000%	10/1/28	650	658
	General Motors Co.	5.400%	10/15/29	500	512
	General Motors Co.	5.600%	10/15/32	375	388
	General Motors Co.	5.000%	4/1/35	1,030	998
	General Motors Co.	6.600%	4/1/36	600	647
	General Motors Co.	5.150%	4/1/38	825	790
	General Motors Co.	6.250%	10/2/43	1,235	1,267
	General Motors Co.	5.200%	4/1/45	1,120	1,020
	General Motors Co.	6.750%	4/1/46	700	759
	General Motors Co.	5.400%	4/1/48	425	392
	General Motors Co.	5.950%	4/1/49	900	891
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,183
	General Motors Financial Co. Inc.	5.400%	4/6/26	850	861
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	856
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	521
	General Motors Financial Co. Inc.	4.350%	1/17/27	910	907
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	1,011
	General Motors Financial Co. Inc.	5.350%	7/15/27	725	741
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,428
	General Motors Financial Co. Inc.	3.850%	1/5/28	300	293
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	811
	General Motors Financial Co. Inc.	5.800%	6/23/28	1,100	1,142
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	334
	General Motors Financial Co. Inc.	5.800%	1/7/29	2,000	2,078
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	800
	General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,957
	General Motors Financial Co. Inc.	5.550%	7/15/29	1,050	1,082
	General Motors Financial Co. Inc.	4.900%	10/6/29	325	325
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,516
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	427
	General Motors Financial Co. Inc.	5.750%	2/8/31	300	310
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	775
	General Motors Financial Co. Inc.	5.600%	6/18/31	675	692
	General Motors Financial Co. Inc.	6.400%	1/9/33	500	534
	General Motors Financial Co. Inc.	6.100%	1/7/34	1,000	1,040
	General Motors Financial Co. Inc.	5.950%	4/4/34	1,750	1,807
	General Motors Financial Co. Inc.	5.450%	9/6/34	475	474
	Genuine Parts Co.	4.950%	8/15/29	700	712
	Genuine Parts Co.	1.875%	11/1/30	600	515
	Genuine Parts Co.	6.875%	11/1/33	400	459
[6]	George Washington University	4.300%	9/15/44	550	505
[6]	George Washington University	4.126%	9/15/48	800	718
[6]	Georgetown University	4.315%	4/1/49	378	346
[6]	Georgetown University	2.943%	4/1/50	405	289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgetown University	5.115%	4/1/53	225	234
[6]	Georgetown University	5.215%	10/1/18	243	240
	GXO Logistics Inc.	6.250%	5/6/29	440	463
	GXO Logistics Inc.	2.650%	7/15/31	500	426
	GXO Logistics Inc.	6.500%	5/6/34	420	447
	Harley-Davidson Inc.	4.625%	7/28/45	500	433
	Hasbro Inc.	3.550%	11/19/26	1,000	980
	Hasbro Inc.	3.900%	11/19/29	725	699
	Hasbro Inc.	6.350%	3/15/40	400	430
	Hasbro Inc.	5.100%	5/15/44	350	325
[6]	Home Depot Inc.	5.100%	12/24/25	2,000	2,026
	Home Depot Inc.	3.000%	4/1/26	1,000	986
	Home Depot Inc.	5.150%	6/25/26	1,500	1,531
	Home Depot Inc.	4.950%	9/30/26	500	510
	Home Depot Inc.	2.500%	4/15/27	3,156	3,050
	Home Depot Inc.	4.875%	6/25/27	700	718
	Home Depot Inc.	0.900%	3/15/28	850	769
	Home Depot Inc.	3.900%	12/6/28	700	698
	Home Depot Inc.	4.900%	4/15/29	500	518
	Home Depot Inc.	2.950%	6/15/29	2,400	2,291
	Home Depot Inc.	4.750%	6/25/29	900	928
	Home Depot Inc.	2.700%	4/15/30	3,215	2,991
	Home Depot Inc.	1.375%	3/15/31	1,000	842
	Home Depot Inc.	4.850%	6/25/31	650	674
	Home Depot Inc.	1.875%	9/15/31	700	603
	Home Depot Inc.	3.250%	4/15/32	925	865
	Home Depot Inc.	4.500%	9/15/32	875	895
	Home Depot Inc.	4.950%	6/25/34	575	597
	Home Depot Inc.	5.875%	12/16/36	2,995	3,354
	Home Depot Inc.	3.300%	4/15/40	2,415	2,018
	Home Depot Inc.	5.950%	4/1/41	833	936
	Home Depot Inc.	4.200%	4/1/43	975	890
	Home Depot Inc.	4.400%	3/15/45	500	466
	Home Depot Inc.	4.250%	4/1/46	1,820	1,655
	Home Depot Inc.	3.900%	6/15/47	900	769
	Home Depot Inc.	4.500%	12/6/48	875	818
	Home Depot Inc.	3.125%	12/15/49	1,042	769
	Home Depot Inc.	3.350%	4/15/50	1,250	959
	Home Depot Inc.	2.375%	3/15/51	1,000	628
	Home Depot Inc.	2.750%	9/15/51	2,000	1,353
	Home Depot Inc.	3.625%	4/15/52	1,250	1,004
	Home Depot Inc.	4.950%	9/15/52	1,000	998
	Home Depot Inc.	5.300%	6/25/54	1,350	1,419
	Home Depot Inc.	3.500%	9/15/56	200	154
	Home Depot Inc.	5.400%	6/25/64	444	470
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	749
	Honda Motor Co. Ltd.	2.967%	3/10/32	1,525	1,390
	Hyatt Hotels Corp.	4.850%	3/15/26	350	351
	Hyatt Hotels Corp.	5.750%	1/30/27	300	307
	Hyatt Hotels Corp.	4.375%	9/15/28	850	846
	Hyatt Hotels Corp.	5.250%	6/30/29	500	512
	Hyatt Hotels Corp.	5.750%	4/23/30	400	419
	Hyatt Hotels Corp.	5.500%	6/30/34	400	408
	JD.com Inc.	3.875%	4/29/26	400	397
	JD.com Inc.	3.375%	1/14/30	300	285
	JD.com Inc.	4.125%	1/14/50	400	341
[6]	Johns Hopkins University	4.705%	7/1/32	375	385
[6]	Johns Hopkins University	4.083%	7/1/53	490	442
	Las Vegas Sands Corp.	3.500%	8/18/26	950	929
	Las Vegas Sands Corp.	5.900%	6/1/27	1,765	1,813
	Las Vegas Sands Corp.	6.000%	8/15/29	200	208
	Las Vegas Sands Corp.	6.200%	8/15/34	550	576
	Lear Corp.	3.800%	9/15/27	204	201
	Lear Corp.	4.250%	5/15/29	400	394
	Lear Corp.	3.500%	5/30/30	350	328
	Lear Corp.	2.600%	1/15/32	500	425
	Lear Corp.	5.250%	5/15/49	250	234
	Lear Corp.	3.550%	1/15/52	500	352
	Leggett & Platt Inc.	3.500%	11/15/27	700	673
	Leggett & Platt Inc.	3.500%	11/15/51	500	338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leland Stanford Junior University	1.289%	6/1/27	100	94
	Leland Stanford Junior University	3.647%	5/1/48	1,075	917
	Leland Stanford Junior University	2.413%	6/1/50	355	235
	Lennar Corp.	5.250%	6/1/26	1,500	1,513
	Lennar Corp.	4.750%	11/29/27	700	709
	Lowe's Cos. Inc.	4.800%	4/1/26	650	655
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,661
	Lowe's Cos. Inc.	3.100%	5/3/27	642	626
	Lowe's Cos. Inc.	1.300%	4/15/28	500	454
	Lowe's Cos. Inc.	1.700%	9/15/28	925	843
	Lowe's Cos. Inc.	3.650%	4/5/29	1,350	1,317
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,392
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	860
	Lowe's Cos. Inc.	2.625%	4/1/31	800	719
	Lowe's Cos. Inc.	3.750%	4/1/32	1,250	1,193
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	1,030
	Lowe's Cos. Inc.	5.150%	7/1/33	650	677
	Lowe's Cos. Inc.	5.000%	4/15/40	525	519
	Lowe's Cos. Inc.	2.800%	9/15/41	925	679
	Lowe's Cos. Inc.	4.250%	9/15/44	63	53
	Lowe's Cos. Inc.	3.700%	4/15/46	1,430	1,136
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,381
	Lowe's Cos. Inc.	4.550%	4/5/49	500	444
	Lowe's Cos. Inc.	5.125%	4/15/50	500	489
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	680
	Lowe's Cos. Inc.	3.500%	4/1/51	550	407
	Lowe's Cos. Inc.	4.250%	4/1/52	1,650	1,396
	Lowe's Cos. Inc.	5.625%	4/15/53	500	520
	Lowe's Cos. Inc.	5.750%	7/1/53	650	686
	Lowe's Cos. Inc.	4.450%	4/1/62	570	483
	Lowe's Cos. Inc.	5.800%	9/15/62	500	523
	Lowe's Cos. Inc.	5.850%	4/1/63	650	688
	Magna International Inc.	4.150%	10/1/25	300	299
	Magna International Inc.	5.050%	3/14/29	1,000	1,029
	Magna International Inc.	2.450%	6/15/30	500	452
	Marriott International Inc.	3.750%	10/1/25	200	199
[6]	Marriott International Inc.	3.125%	6/15/26	1,809	1,775
[6]	Marriott International Inc.	4.650%	12/1/28	2,000	2,019
	Marriott International Inc.	4.875%	5/15/29	500	510
	Marriott International Inc.	4.800%	3/15/30	500	507
[6]	Marriott International Inc.	4.625%	6/15/30	1,300	1,312
[6]	Marriott International Inc.	2.850%	4/15/31	1,200	1,080
[6]	Marriott International Inc.	3.500%	10/15/32	850	778
[6]	Marriott International Inc.	2.750%	10/15/33	250	214
	Marriott International Inc.	5.300%	5/15/34	750	773
	Marriott International Inc.	5.350%	3/15/35	850	871
	Masco Corp.	3.500%	11/15/27	100	98
	Masco Corp.	1.500%	2/15/28	500	455
	Masco Corp.	2.000%	10/1/30	500	436
	Masco Corp.	2.000%	2/15/31	500	431
	Masco Corp.	4.500%	5/15/47	475	419
[6]	Massachusetts Institute of Technology	2.989%	7/1/50	370	278
	Massachusetts Institute of Technology	3.067%	4/1/52	500	376
	Massachusetts Institute of Technology	5.600%	7/1/11	860	965
	Massachusetts Institute of Technology	4.678%	7/1/14	700	668
	Massachusetts Institute of Technology	3.885%	7/1/16	200	158
[6]	McDonald's Corp.	3.700%	1/30/26	1,125	1,118
[6]	McDonald's Corp.	3.500%	3/1/27	200	198
[6]	McDonald's Corp.	3.500%	7/1/27	2,750	2,711
[6]	McDonald's Corp.	3.800%	4/1/28	500	495
	McDonald's Corp.	4.800%	8/14/28	600	616
[6]	McDonald's Corp.	5.000%	5/17/29	500	518
[6]	McDonald's Corp.	2.625%	9/1/29	1,350	1,265
[6]	McDonald's Corp.	2.125%	3/1/30	600	540
[6]	McDonald's Corp.	3.600%	7/1/30	2,175	2,111
	McDonald's Corp.	4.950%	8/14/33	250	260
[6]	McDonald's Corp.	5.200%	5/17/34	800	846
[6]	McDonald's Corp.	4.700%	12/9/35	675	682
[6]	McDonald's Corp.	6.300%	3/1/38	100	114
[6]	McDonald's Corp.	5.700%	2/1/39	375	408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	McDonald's Corp.	3.700%	2/15/42	725	610
[6]	McDonald's Corp.	3.625%	5/1/43	400	330
[6]	McDonald's Corp.	4.600%	5/26/45	925	866
[6]	McDonald's Corp.	4.875%	12/9/45	1,225	1,189
[6]	McDonald's Corp.	4.450%	3/1/47	750	685
[6]	McDonald's Corp.	4.450%	9/1/48	900	817
[6]	McDonald's Corp.	3.625%	9/1/49	1,500	1,181
[6]	McDonald's Corp.	4.200%	4/1/50	1,000	864
[6]	McDonald's Corp.	5.150%	9/9/52	500	501
	MDC Holdings Inc.	3.850%	1/15/30	1,000	962
	MDC Holdings Inc.	2.500%	1/15/31	300	266
	MDC Holdings Inc.	6.000%	1/15/43	400	425
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	733
	Mohawk Industries Inc.	5.850%	9/18/28	500	527
	Mohawk Industries Inc.	3.625%	5/15/30	375	360
	NIKE Inc.	2.375%	11/1/26	1,000	970
	NIKE Inc.	2.750%	3/27/27	650	633
	NIKE Inc.	2.850%	3/27/30	1,575	1,483
	NIKE Inc.	3.250%	3/27/40	1,050	881
	NIKE Inc.	3.625%	5/1/43	525	448
	NIKE Inc.	3.875%	11/1/45	450	392
	NIKE Inc.	3.375%	3/27/50	1,125	885
[6]	Northwestern University	4.643%	12/1/44	350	346
[6]	Northwestern University	2.640%	12/1/50	245	169
[6]	Northwestern University	3.662%	12/1/57	200	165
	NVR Inc.	3.000%	5/15/30	1,250	1,158
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	495
	O'Reilly Automotive Inc.	5.750%	11/20/26	600	619
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,280
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	347
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	423
	O'Reilly Automotive Inc.	5.000%	8/19/34	1,550	1,568
	Owens Corning	3.400%	8/15/26	500	492
	Owens Corning	5.500%	6/15/27	500	516
	Owens Corning	3.950%	8/15/29	375	367
	Owens Corning	3.875%	6/1/30	100	97
	Owens Corning	5.700%	6/15/34	675	717
	Owens Corning	7.000%	12/1/36	18	21
	Owens Corning	4.300%	7/15/47	1,150	975
	Owens Corning	4.400%	1/30/48	525	447
	Owens Corning	5.950%	6/15/54	600	637
[6]	President & Fellows of Harvard College	4.609%	2/15/35	500	513
	President & Fellows of Harvard College	4.875%	10/15/40	250	255
	President & Fellows of Harvard College	3.150%	7/15/46	400	316
	President & Fellows of Harvard College	2.517%	10/15/50	725	492
	President & Fellows of Harvard College	3.745%	11/15/52	500	428
	PulteGroup Inc.	5.000%	1/15/27	414	420
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,100
	Ralph Lauren Corp.	2.950%	6/15/30	700	654
[6]	Rockefeller Foundation	2.492%	10/1/50	1,000	670
	Ross Stores Inc.	1.875%	4/15/31	400	341
	Sands China Ltd.	3.800%	1/8/26	1,150	1,129
	Sands China Ltd.	2.300%	3/8/27	575	538
	Sands China Ltd.	5.400%	8/8/28	1,550	1,565
	Sands China Ltd.	2.850%	3/8/29	525	476
	Sands China Ltd.	4.375%	6/18/30	575	551
	Sands China Ltd.	3.250%	8/8/31	475	417
	Snap-on Inc.	3.250%	3/1/27	225	221
	Snap-on Inc.	4.100%	3/1/48	275	239
	Snap-on Inc.	3.100%	5/1/50	400	288
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	370
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	374
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,340
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	301
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	374
	Stanley Black & Decker Inc.	2.750%	11/15/50	650	409
	Starbucks Corp.	2.450%	6/15/26	665	647
	Starbucks Corp.	4.850%	2/8/27	850	864
	Starbucks Corp.	3.500%	3/1/28	500	491
	Starbucks Corp.	4.000%	11/15/28	250	249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	3.550%	8/15/29	400	390
	Starbucks Corp.	2.250%	3/12/30	600	542
	Starbucks Corp.	2.550%	11/15/30	2,000	1,810
	Starbucks Corp.	4.900%	2/15/31	500	518
	Starbucks Corp.	3.000%	2/14/32	1,000	911
	Starbucks Corp.	5.000%	2/15/34	750	772
	Starbucks Corp.	4.300%	6/15/45	200	176
	Starbucks Corp.	4.500%	11/15/48	1,685	1,517
	Starbucks Corp.	3.350%	3/12/50	700	514
	Starbucks Corp.	3.500%	11/15/50	1,000	761
	Tapestry Inc.	7.050%	11/27/25	600	612
	Tapestry Inc.	7.000%	11/27/26	600	621
[6]	Tapestry Inc.	4.125%	7/15/27	109	107
	Tapestry Inc.	7.350%	11/27/28	800	841
	Tapestry Inc.	7.700%	11/27/30	1,150	1,239
	Tapestry Inc.	3.050%	3/15/32	500	428
	Tapestry Inc.	7.850%	11/27/33	1,000	1,082
	Thomas Jefferson University	3.847%	11/1/57	500	387
	TJX Cos. Inc.	2.250%	9/15/26	750	727
	TJX Cos. Inc.	1.150%	5/15/28	500	453
	TJX Cos. Inc.	4.500%	4/15/50	750	709
	Toll Brothers Finance Corp.	4.350%	2/15/28	750	746
	Toyota Motor Corp.	1.339%	3/25/26	1,000	961
	Toyota Motor Corp.	5.275%	7/13/26	500	511
	Toyota Motor Corp.	5.118%	7/13/28	1,500	1,558
	Toyota Motor Corp.	2.760%	7/2/29	400	379
	Toyota Motor Corp.	5.123%	7/13/33	500	534
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	499
[6]	Toyota Motor Credit Corp.	0.800%	10/16/25	3,700	3,573
[6]	Toyota Motor Credit Corp.	4.800%	1/5/26	650	656
	Toyota Motor Credit Corp.	5.200%	5/15/26	750	764
	Toyota Motor Credit Corp.	4.450%	5/18/26	719	725
[6]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,430
	Toyota Motor Credit Corp.	4.550%	8/7/26	300	303
[6]	Toyota Motor Credit Corp.	5.000%	8/14/26	500	509
	Toyota Motor Credit Corp.	5.400%	11/20/26	700	720
[6]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	836
[6]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	287
[6]	Toyota Motor Credit Corp.	5.000%	3/19/27	500	512
[6]	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	980
[6]	Toyota Motor Credit Corp.	1.150%	8/13/27	1,350	1,248
[6]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	889
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	729
[6]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	824
	Toyota Motor Credit Corp.	4.625%	1/12/28	650	662
[6]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	605
[6]	Toyota Motor Credit Corp.	5.250%	9/11/28	600	625
[6]	Toyota Motor Credit Corp.	4.650%	1/5/29	650	664
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,428
	Toyota Motor Credit Corp.	5.050%	5/16/29	500	519
[6]	Toyota Motor Credit Corp.	4.450%	6/29/29	750	761
	Toyota Motor Credit Corp.	4.550%	8/9/29	300	305
[6]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	564
[6]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,342
[6]	Toyota Motor Credit Corp.	4.550%	5/17/30	904	919
	Toyota Motor Credit Corp.	5.550%	11/20/30	700	748
	Toyota Motor Credit Corp.	5.100%	3/21/31	500	521
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	855
[6]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	140
[6]	Toyota Motor Credit Corp.	4.800%	1/5/34	650	663
	Tractor Supply Co.	1.750%	11/1/30	400	345
	Tractor Supply Co.	5.250%	5/15/33	500	520
[6]	Trustees of Boston College	3.129%	7/1/52	300	225
[6]	Trustees of Boston University	4.061%	10/1/48	220	194
	Trustees of Princeton University	5.700%	3/1/39	620	703
[6]	Trustees of Princeton University	2.516%	7/1/50	565	396
	Trustees of Princeton University	4.201%	3/1/52	300	279
[6]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	209
	Trustees of the University of Pennsylvania	4.674%	9/1/12	450	422
[6]	University of Chicago	2.547%	4/1/50	800	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	University of Chicago	4.003%	10/1/53	390	346
[6]	University of Miami	4.063%	4/1/52	500	433
[6]	University of Notre Dame du Lac	3.438%	2/15/45	890	755
[6]	University of Notre Dame du Lac	3.394%	2/15/48	325	266
[6]	University of Southern California	3.028%	10/1/39	525	447
[6]	University of Southern California	3.841%	10/1/47	500	436
[6]	University of Southern California	2.945%	10/1/51	625	454
	University of Southern California	4.976%	10/1/53	200	207
	University of Southern California	5.250%	10/1/11	275	291
[6]	University of Southern California	3.226%	10/1/20	300	198
[6]	Washington University	3.524%	4/15/54	500	402
	Washington University	4.349%	4/15/22	350	302
	Whirlpool Corp.	4.750%	2/26/29	600	606
	Whirlpool Corp.	5.500%	3/1/33	250	255
	Whirlpool Corp.	5.750%	3/1/34	200	205
	Whirlpool Corp.	4.500%	6/1/46	887	751
	Whirlpool Corp.	4.600%	5/15/50	200	167
[6]	William Marsh Rice University	3.574%	5/15/45	715	622
[6]	Yale University	1.482%	4/15/30	325	284
[6]	Yale University	2.402%	4/15/50	500	332
					391,177
Consumer Staples (0.6%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	469
	Altria Group Inc.	4.400%	2/14/26	1,200	1,199
	Altria Group Inc.	2.625%	9/16/26	350	339
	Altria Group Inc.	4.800%	2/14/29	1,525	1,543
	Altria Group Inc.	3.400%	5/6/30	775	732
	Altria Group Inc.	2.450%	2/4/32	1,000	853
	Altria Group Inc.	5.800%	2/14/39	1,375	1,445
	Altria Group Inc.	3.400%	2/4/41	1,100	857
	Altria Group Inc.	4.250%	8/9/42	710	610
	Altria Group Inc.	4.500%	5/2/43	675	596
	Altria Group Inc.	5.375%	1/31/44	2,075	2,090
	Altria Group Inc.	3.875%	9/16/46	400	312
	Altria Group Inc.	5.950%	2/14/49	1,620	1,700
	Altria Group Inc.	4.450%	5/6/50	1,010	846
	Altria Group Inc.	3.700%	2/4/51	1,000	738
	Altria Group Inc.	6.200%	2/14/59	416	441
	Altria Group Inc.	4.000%	2/4/61	500	381
[6]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	5,841
[6]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	12,682	12,486
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	854
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	646
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,235
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,648
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,591
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	750	781
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,179
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	989
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,171
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	945
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,659
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	527	501
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	937	867
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,300	2,480
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	600	576
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,450	1,634
	Archer-Daniels-Midland Co.	2.500%	8/11/26	899	875
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	644
	Archer-Daniels-Midland Co.	2.900%	3/1/32	583	528
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	308
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	243
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	480
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	334
	Avery Dennison Corp.	4.875%	12/6/28	300	306
	Avery Dennison Corp.	2.650%	4/30/30	750	684
	Avery Dennison Corp.	5.750%	3/15/33	500	536
	BAT Capital Corp.	4.700%	4/2/27	2,750	2,774
	BAT Capital Corp.	3.557%	8/15/27	929	910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,325
	BAT Capital Corp.	3.462%	9/6/29	425	405
	BAT Capital Corp.	6.343%	8/2/30	650	704
	BAT Capital Corp.	5.834%	2/20/31	750	795
	BAT Capital Corp.	2.726%	3/25/31	1,750	1,563
	BAT Capital Corp.	4.742%	3/16/32	1,000	1,000
	BAT Capital Corp.	7.750%	10/19/32	2,000	2,364
	BAT Capital Corp.	6.421%	8/2/33	650	713
	BAT Capital Corp.	6.000%	2/20/34	763	815
	BAT Capital Corp.	4.390%	8/15/37	1,775	1,614
	BAT Capital Corp.	7.079%	8/2/43	350	401
	BAT Capital Corp.	4.540%	8/15/47	758	640
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,617
	BAT Capital Corp.	5.650%	3/16/52	1,000	975
	BAT Capital Corp.	7.081%	8/2/53	900	1,045
	BAT International Finance plc	1.668%	3/25/26	750	721
	BAT International Finance plc	4.448%	3/16/28	1,000	1,000
	BAT International Finance plc	5.931%	2/2/29	850	898
	Brown-Forman Corp.	4.750%	4/15/33	500	511
	Brown-Forman Corp.	4.500%	7/15/45	395	376
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,273
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	494
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	902
	Campbell Soup Co.	4.150%	3/15/28	625	625
	Campbell Soup Co.	5.200%	3/21/29	500	518
	Campbell Soup Co.	2.375%	4/24/30	400	361
	Campbell Soup Co.	5.400%	3/21/34	500	524
[9]	Campbell Soup Co.	4.750%	3/23/35	450	448
	Campbell Soup Co.	4.800%	3/15/48	550	514
	Campbell Soup Co.	3.125%	4/24/50	525	369
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	342
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	272
	Church & Dwight Co. Inc.	5.000%	6/15/52	500	491
	Clorox Co.	3.100%	10/1/27	650	631
	Clorox Co.	3.900%	5/15/28	400	396
	Clorox Co.	1.800%	5/15/30	1,100	963
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,239
	Coca-Cola Co.	2.900%	5/25/27	2,088	2,041
	Coca-Cola Co.	1.450%	6/1/27	100	94
	Coca-Cola Co.	1.500%	3/5/28	500	463
	Coca-Cola Co.	1.000%	3/15/28	821	749
	Coca-Cola Co.	2.125%	9/6/29	2,300	2,121
	Coca-Cola Co.	3.450%	3/25/30	900	877
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,871
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,060
	Coca-Cola Co.	2.250%	1/5/32	1,000	889
	Coca-Cola Co.	5.000%	5/13/34	250	263
	Coca-Cola Co.	4.650%	8/14/34	297	304
	Coca-Cola Co.	4.125%	3/25/40	350	323
	Coca-Cola Co.	2.500%	6/1/40	1,300	983
	Coca-Cola Co.	4.200%	3/25/50	525	480
	Coca-Cola Co.	2.600%	6/1/50	1,550	1,048
	Coca-Cola Co.	3.000%	3/5/51	1,000	733
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,460
	Coca-Cola Co.	5.300%	5/13/54	350	373
	Coca-Cola Co.	5.200%	1/14/55	750	787
	Coca-Cola Co.	2.750%	6/1/60	200	131
	Coca-Cola Co.	5.400%	5/13/64	1,300	1,386
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	348
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	575	598
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	253	267
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	556
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	411
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	677
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	985
	Colgate-Palmolive Co.	4.600%	3/1/28	500	513
	Colgate-Palmolive Co.	3.250%	8/15/32	500	471
	Colgate-Palmolive Co.	4.600%	3/1/33	1,250	1,294
[6]	Colgate-Palmolive Co.	4.000%	8/15/45	550	500
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,038

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conagra Brands Inc.	1.375%	11/1/27	2,800	2,562
Conagra Brands Inc.	7.000%	10/1/28	325	355
Conagra Brands Inc.	8.250%	9/15/30	250	299
Conagra Brands Inc.	5.300%	11/1/38	700	703
Conagra Brands Inc.	5.400%	11/1/48	400	395
Constellation Brands Inc.	4.400%	11/15/25	400	399
Constellation Brands Inc.	4.750%	12/1/25	500	502
Constellation Brands Inc.	5.000%	2/2/26	225	225
Constellation Brands Inc.	3.700%	12/6/26	2,919	2,889
Constellation Brands Inc.	3.500%	5/9/27	450	442
Constellation Brands Inc.	3.600%	2/15/28	1,700	1,661
Constellation Brands Inc.	4.650%	11/15/28	250	253
Constellation Brands Inc.	4.800%	1/15/29	500	509
Constellation Brands Inc.	3.150%	8/1/29	625	593
Constellation Brands Inc.	2.875%	5/1/30	1,275	1,176
Constellation Brands Inc.	2.250%	8/1/31	700	605
Constellation Brands Inc.	4.500%	5/9/47	408	368
Constellation Brands Inc.	4.100%	2/15/48	275	232
Constellation Brands Inc.	5.250%	11/15/48	1,075	1,071
Constellation Brands Inc.	3.750%	5/1/50	275	217
Costco Wholesale Corp.	3.000%	5/18/27	800	786
Costco Wholesale Corp.	1.375%	6/20/27	3,220	3,019
Costco Wholesale Corp.	1.600%	4/20/30	1,000	883
Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,726
Delhaize America LLC	9.000%	4/15/31	475	576
Diageo Capital plc	5.300%	10/24/27	1,000	1,037
Diageo Capital plc	2.375%	10/24/29	800	736
Diageo Capital plc	2.000%	4/29/30	1,000	891
Diageo Capital plc	2.125%	4/29/32	675	578
Diageo Capital plc	5.875%	9/30/36	250	277
Diageo Capital plc	3.875%	4/29/43	1,798	1,574
Diageo Investment Corp.	7.450%	4/15/35	325	397
Dollar General Corp.	4.150%	11/1/25	500	497
Dollar General Corp.	3.875%	4/15/27	550	543
Dollar General Corp.	4.125%	5/1/28	400	394
Dollar General Corp.	5.200%	7/5/28	600	613
Dollar General Corp.	5.000%	11/1/32	700	696
Dollar General Corp.	5.450%	7/5/33	800	815
Dollar General Corp.	4.125%	4/3/50	860	669
Dollar Tree Inc.	3.375%	12/1/51	500	341
Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	2,020
Estee Lauder Cos. Inc.	4.375%	5/15/28	500	506
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	482
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	553
Estee Lauder Cos. Inc.	1.950%	3/15/31	500	434
Estee Lauder Cos. Inc.	4.650%	5/15/33	500	506
Estee Lauder Cos. Inc.	5.000%	2/14/34	550	569
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	168
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	341
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	328
Estee Lauder Cos. Inc.	5.150%	5/15/53	500	519
Flowers Foods Inc.	3.500%	10/1/26	350	344
Flowers Foods Inc.	2.400%	3/15/31	1,000	872
General Mills Inc.	4.700%	1/30/27	500	506
General Mills Inc.	4.200%	4/17/28	1,175	1,176
General Mills Inc.	5.500%	10/17/28	900	942
General Mills Inc.	2.875%	4/15/30	550	511
General Mills Inc.	2.250%	10/14/31	750	653
General Mills Inc.	4.950%	3/29/33	850	872
General Mills Inc.	5.400%	6/15/40	350	359
General Mills Inc.	3.000%	2/1/51	598	413
Haleon US Capital LLC	3.375%	3/24/27	2,500	2,456
Haleon US Capital LLC	3.375%	3/24/29	850	820
Haleon US Capital LLC	3.625%	3/24/32	3,000	2,819
Hershey Co.	4.250%	5/4/28	500	507
Hershey Co.	4.500%	5/4/33	500	509
Hershey Co.	3.125%	11/15/49	275	201
Hormel Foods Corp.	4.800%	3/30/27	500	509
Hormel Foods Corp.	1.700%	6/3/28	500	461
Hormel Foods Corp.	1.800%	6/11/30	775	682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hormel Foods Corp.	3.050%	6/3/51	750	537
	Ingredion Inc.	3.200%	10/1/26	400	392
	Ingredion Inc.	2.900%	6/1/30	600	557
	J M Smucker Co.	3.375%	12/15/27	300	293
	J M Smucker Co.	5.900%	11/15/28	301	320
	J M Smucker Co.	2.375%	3/15/30	350	317
	J M Smucker Co.	2.125%	3/15/32	1,200	1,016
	J M Smucker Co.	6.200%	11/15/33	800	885
	J M Smucker Co.	4.250%	3/15/35	400	383
	J M Smucker Co.	2.750%	9/15/41	250	178
	J M Smucker Co.	6.500%	11/15/43	600	678
	J M Smucker Co.	4.375%	3/15/45	100	89
	J M Smucker Co.	6.500%	11/15/53	800	926
	JBS USA Holding Lux Sarl	2.500%	1/15/27	825	789
	JBS USA Holding Lux Sarl	5.125%	2/1/28	500	507
	JBS USA Holding Lux Sarl	5.750%	4/1/33	727	753
[11]	JBS USA Holding Lux Sarl	6.750%	3/15/34	2,330	2,581
	JBS USA Holding Lux Sarl	4.375%	2/2/52	2,600	2,062
	JBS USA Holding Lux Sarl	6.500%	12/1/52	1,650	1,759
[11]	JBS USA Holding Lux Sarl	7.250%	11/15/53	578	672
	Kellanova	3.250%	4/1/26	950	935
	Kellanova	3.400%	11/15/27	950	929
	Kellanova	4.300%	5/15/28	425	427
	Kellanova	2.100%	6/1/30	500	448
[6]	Kellanova	7.450%	4/1/31	500	580
	Kellanova	5.750%	5/16/54	400	433
	Kenvue Inc.	5.050%	3/22/28	1,800	1,863
	Kenvue Inc.	5.000%	3/22/30	1,650	1,723
	Kenvue Inc.	4.900%	3/22/33	1,500	1,552
	Kenvue Inc.	5.100%	3/22/43	720	744
	Kenvue Inc.	5.050%	3/22/53	850	872
	Kenvue Inc.	5.200%	3/22/63	650	667
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	247
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	315
[6]	Keurig Dr Pepper Inc.	5.100%	3/15/27	500	511
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	368
	Keurig Dr Pepper Inc.	5.050%	3/15/29	500	516
	Keurig Dr Pepper Inc.	3.950%	4/15/29	850	840
	Keurig Dr Pepper Inc.	3.200%	5/1/30	612	578
[6]	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	440
[6]	Keurig Dr Pepper Inc.	5.200%	3/15/31	425	444
	Keurig Dr Pepper Inc.	4.050%	4/15/32	700	682
	Keurig Dr Pepper Inc.	5.300%	3/15/34	500	523
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	912
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	292
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	465
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	371
	Keurig Dr Pepper Inc.	4.500%	4/15/52	975	882
	Kimberly-Clark Corp.	2.750%	2/15/26	350	344
	Kimberly-Clark Corp.	1.050%	9/15/27	600	552
	Kimberly-Clark Corp.	3.950%	11/1/28	100	100
	Kimberly-Clark Corp.	3.200%	4/25/29	575	557
	Kimberly-Clark Corp.	3.100%	3/26/30	560	534
	Kimberly-Clark Corp.	2.000%	11/2/31	500	437
	Kimberly-Clark Corp.	6.625%	8/1/37	200	240
	Kimberly-Clark Corp.	5.300%	3/1/41	700	733
	Kimberly-Clark Corp.	3.200%	7/30/46	325	250
	Kimberly-Clark Corp.	3.900%	5/4/47	550	469
	Kimberly-Clark Corp.	2.875%	2/7/50	415	298
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	158
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,813
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,191
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	732
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	997
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	472
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	850
	Kraft Heinz Foods Co.	5.200%	7/15/45	1,700	1,676
	Kraft Heinz Foods Co.	4.375%	6/1/46	2,425	2,146
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,200	1,130
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kroger Co.	3.500%	2/1/26	500	494
	Kroger Co.	4.700%	8/15/26	750	755
	Kroger Co.	2.650%	10/15/26	500	485
	Kroger Co.	4.600%	8/15/27	750	756
	Kroger Co.	4.500%	1/15/29	500	505
[6]	Kroger Co.	7.700%	6/1/29	200	227
	Kroger Co.	8.000%	9/15/29	750	865
	Kroger Co.	2.200%	5/1/30	1,250	1,113
	Kroger Co.	1.700%	1/15/31	700	592
	Kroger Co.	5.000%	9/15/34	1,525	1,538
	Kroger Co.	6.900%	4/15/38	300	352
	Kroger Co.	5.400%	7/15/40	250	253
	Kroger Co.	5.000%	4/15/42	650	631
	Kroger Co.	5.150%	8/1/43	350	342
	Kroger Co.	4.450%	2/1/47	679	597
	Kroger Co.	4.650%	1/15/48	925	837
	Kroger Co.	3.950%	1/15/50	625	504
	Kroger Co.	5.500%	9/15/54	1,772	1,783
	Kroger Co.	5.650%	9/15/64	1,251	1,258
	McCormick & Co. Inc.	3.400%	8/15/27	700	686
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,091
	McCormick & Co. Inc.	1.850%	2/15/31	500	427
	McCormick & Co. Inc.	4.200%	8/15/47	75	67
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,231
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	698
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	693
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,620
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,125
	Molson Coors Beverage Co.	4.200%	7/15/46	1,735	1,500
	Mondelez International Inc.	2.625%	3/17/27	700	676
	Mondelez International Inc.	4.750%	2/20/29	475	485
	Mondelez International Inc.	2.750%	4/13/30	896	831
	Mondelez International Inc.	1.500%	2/4/31	1,250	1,055
	Mondelez International Inc.	3.000%	3/17/32	250	227
	Mondelez International Inc.	1.875%	10/15/32	500	418
	Mondelez International Inc.	4.750%	8/28/34	500	504
	Mondelez International Inc.	2.625%	9/4/50	1,000	650
	PepsiCo Inc.	5.250%	11/10/25	500	507
	PepsiCo Inc.	2.850%	2/24/26	575	567
	PepsiCo Inc.	5.125%	11/10/26	500	513
	PepsiCo Inc.	2.625%	3/19/27	375	364
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,197
	PepsiCo Inc.	4.450%	5/15/28	2,625	2,680
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,147
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,517
	PepsiCo Inc.	1.400%	2/25/31	750	636
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,137
	PepsiCo Inc.	2.625%	10/21/41	1,000	747
	PepsiCo Inc.	4.000%	3/5/42	541	489
	PepsiCo Inc.	3.600%	8/13/42	725	617
	PepsiCo Inc.	4.250%	10/22/44	475	439
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,552
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,353
	PepsiCo Inc.	3.375%	7/29/49	850	663
	PepsiCo Inc.	2.875%	10/15/49	875	625
	PepsiCo Inc.	3.625%	3/19/50	785	643
	PepsiCo Inc.	2.750%	10/21/51	500	343
	PepsiCo Inc.	3.875%	3/19/60	300	251
	Philip Morris International Inc.	5.000%	11/17/25	875	882
	Philip Morris International Inc.	4.875%	2/13/26	500	505
	Philip Morris International Inc.	2.750%	2/25/26	505	495
	Philip Morris International Inc.	0.875%	5/1/26	500	475
	Philip Morris International Inc.	4.750%	2/12/27	700	711
	Philip Morris International Inc.	3.125%	8/17/27	1,175	1,150
	Philip Morris International Inc.	5.125%	11/17/27	1,375	1,416
	Philip Morris International Inc.	4.875%	2/15/28	1,000	1,022
	Philip Morris International Inc.	3.125%	3/2/28	400	387
	Philip Morris International Inc.	4.875%	2/13/29	850	871
	Philip Morris International Inc.	3.375%	8/15/29	600	578
	Philip Morris International Inc.	5.625%	11/17/29	1,125	1,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.125%	2/15/30	1,500	1,556
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,406
	Philip Morris International Inc.	5.500%	9/7/30	173	183
	Philip Morris International Inc.	1.750%	11/1/30	800	689
	Philip Morris International Inc.	5.125%	2/13/31	1,750	1,817
	Philip Morris International Inc.	5.750%	11/17/32	1,960	2,105
	Philip Morris International Inc.	5.375%	2/15/33	1,900	1,987
	Philip Morris International Inc.	5.625%	9/7/33	235	250
	Philip Morris International Inc.	5.250%	2/13/34	1,500	1,558
	Philip Morris International Inc.	6.375%	5/16/38	575	657
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,070
	Philip Morris International Inc.	4.500%	3/20/42	550	507
	Philip Morris International Inc.	3.875%	8/21/42	75	63
	Philip Morris International Inc.	4.125%	3/4/43	875	765
	Philip Morris International Inc.	4.875%	11/15/43	530	515
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,767
	Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	888
	Pilgrim's Pride Corp.	6.250%	7/1/33	800	849
	Procter & Gamble Co.	0.550%	10/29/25	800	772
	Procter & Gamble Co.	2.450%	11/3/26	800	780
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,907
	Procter & Gamble Co.	3.950%	1/26/28	2,200	2,214
	Procter & Gamble Co.	4.350%	1/29/29	500	512
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,967
	Procter & Gamble Co.	1.200%	10/29/30	625	535
	Procter & Gamble Co.	4.550%	1/29/34	2,500	2,580
	Procter & Gamble Co.	5.550%	3/5/37	625	699
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,162
	Procter & Gamble Co.	3.600%	3/25/50	300	255
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,119
	Reynolds American Inc.	7.250%	6/15/37	325	375
[6]	Reynolds American Inc.	8.125%	5/1/40	400	486
[6]	Reynolds American Inc.	7.000%	8/4/41	150	167
	Reynolds American Inc.	6.150%	9/15/43	400	416
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,985
	Sysco Corp.	3.750%	10/1/25	1,086	1,078
	Sysco Corp.	3.300%	7/15/26	975	959
	Sysco Corp.	3.250%	7/15/27	925	901
	Sysco Corp.	5.750%	1/17/29	500	528
	Sysco Corp.	5.950%	4/1/30	564	606
	Sysco Corp.	2.450%	12/14/31	500	436
	Sysco Corp.	6.000%	1/17/34	1,900	2,086
	Sysco Corp.	6.600%	4/1/40	735	833
	Sysco Corp.	4.850%	10/1/45	125	118
	Sysco Corp.	4.500%	4/1/46	408	364
	Sysco Corp.	4.450%	3/15/48	408	360
	Sysco Corp.	3.300%	2/15/50	425	311
	Sysco Corp.	6.600%	4/1/50	950	1,114
	Sysco Corp.	3.150%	12/14/51	600	420
	Target Corp.	2.500%	4/15/26	1,075	1,057
	Target Corp.	1.950%	1/15/27	600	576
	Target Corp.	3.375%	4/15/29	850	831
	Target Corp.	2.650%	9/15/30	1,750	1,627
	Target Corp.	4.500%	9/15/32	500	507
	Target Corp.	4.400%	1/15/33	1,500	1,512
	Target Corp.	4.500%	9/15/34	650	650
	Target Corp.	6.500%	10/15/37	450	528
	Target Corp.	7.000%	1/15/38	300	368
	Target Corp.	4.000%	7/1/42	500	453
	Target Corp.	3.625%	4/15/46	500	411
	Target Corp.	2.950%	1/15/52	700	496
	Target Corp.	4.800%	1/15/53	350	344
	Tyson Foods Inc.	4.000%	3/1/26	580	577
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,104
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,140
	Tyson Foods Inc.	5.700%	3/15/34	750	790
	Tyson Foods Inc.	5.150%	8/15/44	550	527
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,609
	Unilever Capital Corp.	2.000%	7/28/26	550	532
	Unilever Capital Corp.	4.250%	8/12/27	450	455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	4.875%	9/8/28	500	515
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,439
	Unilever Capital Corp.	1.375%	9/14/30	500	428
	Unilever Capital Corp.	1.750%	8/12/31	500	430
	Unilever Capital Corp.	5.900%	11/15/32	800	889
	Unilever Capital Corp.	5.000%	12/8/33	500	526
	Unilever Capital Corp.	4.625%	8/12/34	850	862
[6]	Unilever Capital Corp.	2.625%	8/12/51	500	341
	Walmart Inc.	4.000%	4/15/26	240	241
	Walmart Inc.	3.050%	7/8/26	1,700	1,681
	Walmart Inc.	1.050%	9/17/26	463	439
	Walmart Inc.	5.875%	4/5/27	4,550	4,782
	Walmart Inc.	3.900%	4/15/28	600	603
	Walmart Inc.	3.700%	6/26/28	1,000	1,000
	Walmart Inc.	1.500%	9/22/28	1,175	1,080
	Walmart Inc.	3.250%	7/8/29	1,633	1,605
	Walmart Inc.	2.375%	9/24/29	675	634
	Walmart Inc.	4.000%	4/15/30	250	253
	Walmart Inc.	1.800%	9/22/31	462	402
	Walmart Inc.	4.150%	9/9/32	1,000	1,012
	Walmart Inc.	4.100%	4/15/33	1,000	1,003
	Walmart Inc.	5.250%	9/1/35	1,620	1,760
	Walmart Inc.	6.200%	4/15/38	570	670
	Walmart Inc.	3.950%	6/28/38	2,175	2,090
	Walmart Inc.	5.625%	4/1/40	312	348
	Walmart Inc.	5.000%	10/25/40	235	245
	Walmart Inc.	4.000%	4/11/43	1,920	1,761
	Walmart Inc.	3.625%	12/15/47	1,300	1,089
	Walmart Inc.	4.050%	6/29/48	1,256	1,131
	Walmart Inc.	2.950%	9/24/49	720	532
	Walmart Inc.	2.650%	9/22/51	900	618
	Walmart Inc.	4.500%	9/9/52	800	776
	Walmart Inc.	4.500%	4/15/53	500	482
					384,277
Energy (0.7%)
	Apache Corp.	4.375%	10/15/28	193	189
	Apache Corp.	4.250%	1/15/30	816	785
	Apache Corp.	6.000%	1/15/37	80	83
	Apache Corp.	5.100%	9/1/40	1,076	956
	Apache Corp.	5.250%	2/1/42	313	279
	Apache Corp.	4.750%	4/15/43	546	451
	Apache Corp.	5.350%	7/1/49	313	270
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	479
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	1,024
	Baker Hughes Holdings LLC	3.138%	11/7/29	450	426
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	1,019
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	1,075
	Boardwalk Pipelines LP	5.950%	6/1/26	425	433
	Boardwalk Pipelines LP	4.800%	5/3/29	100	100
	Boardwalk Pipelines LP	3.600%	9/1/32	500	453
	Boardwalk Pipelines LP	5.625%	8/1/34	945	975
	BP Capital Markets America Inc.	3.410%	2/11/26	800	793
[6]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,758
[6]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,760
	BP Capital Markets America Inc.	5.017%	11/17/27	625	643
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,789
	BP Capital Markets America Inc.	4.234%	11/6/28	1,670	1,676
	BP Capital Markets America Inc.	4.970%	10/17/29	625	645
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,525
	BP Capital Markets America Inc.	1.749%	8/10/30	900	785
	BP Capital Markets America Inc.	2.721%	1/12/32	900	802
	BP Capital Markets America Inc.	4.812%	2/13/33	1,900	1,925
	BP Capital Markets America Inc.	4.893%	9/11/33	1,198	1,219
	BP Capital Markets America Inc.	4.989%	4/10/34	870	889
	BP Capital Markets America Inc.	5.227%	11/17/34	625	651
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	777
	BP Capital Markets America Inc.	3.000%	2/24/50	1,680	1,164
	BP Capital Markets America Inc.	2.772%	11/10/50	1,200	789
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	823
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,338
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,092
	BP Capital Markets plc	3.723%	11/28/28	685	673
	Burlington Resources LLC	7.400%	12/1/31	600	702
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,972
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	457
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	540
	Canadian Natural Resources Ltd.	6.450%	6/30/33	300	327
	Canadian Natural Resources Ltd.	5.850%	2/1/35	400	418
	Canadian Natural Resources Ltd.	6.500%	2/15/37	350	381
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,075
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	364
[6]	Canadian Natural Resources Ltd.	4.950%	6/1/47	395	363
	Cenovus Energy Inc.	4.250%	4/15/27	350	348
	Cenovus Energy Inc.	2.650%	1/15/32	450	388
	Cenovus Energy Inc.	5.250%	6/15/37	282	278
	Cenovus Energy Inc.	6.750%	11/15/39	195	220
	Cenovus Energy Inc.	5.400%	6/15/47	827	801
	Cenovus Energy Inc.	3.750%	2/15/52	700	516
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,050	1,068
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,105
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	493
	Cheniere Energy Inc.	4.625%	10/15/28	1,193	1,186
[11]	Cheniere Energy Inc.	5.650%	4/15/34	1,265	1,310
	Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,279
	Cheniere Energy Partners LP	4.000%	3/1/31	2,754	2,610
	Cheniere Energy Partners LP	3.250%	1/31/32	1,500	1,340
	Cheniere Energy Partners LP	5.950%	6/30/33	1,100	1,164
[11]	Cheniere Energy Partners LP	5.750%	8/15/34	750	782
	Chevron Corp.	3.326%	11/17/25	200	198
	Chevron Corp.	2.954%	5/16/26	2,100	2,069
	Chevron Corp.	1.995%	5/11/27	500	478
	Chevron Corp.	2.236%	5/11/30	2,200	1,997
	Chevron Corp.	3.078%	5/11/50	900	659
	Chevron USA Inc.	1.018%	8/12/27	500	462
	Chevron USA Inc.	3.850%	1/15/28	2,250	2,254
	Chevron USA Inc.	5.250%	11/15/43	450	471
	Chevron USA Inc.	2.343%	8/12/50	500	312
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	970	911
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	475
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	204
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,139
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	562
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,283
	Columbia Pipeline Group Inc.	5.800%	6/1/45	422	435
	ConocoPhillips	5.900%	10/15/32	400	440
	ConocoPhillips	5.900%	5/15/38	1,255	1,377
	ConocoPhillips	6.500%	2/1/39	1,175	1,357
	ConocoPhillips	4.875%	10/1/47	477	460
	ConocoPhillips Co.	5.050%	9/15/33	800	828
	ConocoPhillips Co.	3.758%	3/15/42	719	612
	ConocoPhillips Co.	4.300%	11/15/44	750	667
	ConocoPhillips Co.	3.800%	3/15/52	920	737
	ConocoPhillips Co.	5.300%	5/15/53	915	925
	ConocoPhillips Co.	5.550%	3/15/54	800	837
	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,352
	ConocoPhillips Co.	5.700%	9/15/63	500	535
	Continental Resources Inc.	4.375%	1/15/28	600	591
	Continental Resources Inc.	4.900%	6/1/44	650	555
	Coterra Energy Inc.	3.900%	5/15/27	700	690
	Coterra Energy Inc.	4.375%	3/15/29	600	593
	Coterra Energy Inc.	5.600%	3/15/34	320	331
	DCP Midstream Operating LP	5.625%	7/15/27	195	201
	DCP Midstream Operating LP	5.125%	5/15/29	465	476
	DCP Midstream Operating LP	8.125%	8/16/30	250	294
	DCP Midstream Operating LP	3.250%	2/15/32	263	234
	DCP Midstream Operating LP	5.600%	4/1/44	400	398
	Devon Energy Corp.	5.850%	12/15/25	300	303
	Devon Energy Corp.	5.250%	10/15/27	360	362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Devon Energy Corp.	5.875%	6/15/28	260	263
	Devon Energy Corp.	4.500%	1/15/30	518	514
	Devon Energy Corp.	7.875%	9/30/31	590	687
	Devon Energy Corp.	7.950%	4/15/32	245	288
	Devon Energy Corp.	5.600%	7/15/41	1,050	1,030
	Devon Energy Corp.	4.750%	5/15/42	630	557
	Diamondback Energy Inc.	3.250%	12/1/26	700	685
	Diamondback Energy Inc.	5.200%	4/18/27	710	724
	Diamondback Energy Inc.	3.500%	12/1/29	650	619
	Diamondback Energy Inc.	5.150%	1/30/30	710	729
	Diamondback Energy Inc.	3.125%	3/24/31	600	547
	Diamondback Energy Inc.	6.250%	3/15/33	1,255	1,354
	Diamondback Energy Inc.	5.400%	4/18/34	1,085	1,107
	Diamondback Energy Inc.	4.400%	3/24/51	500	416
	Diamondback Energy Inc.	4.250%	3/15/52	700	567
	Diamondback Energy Inc.	6.250%	3/15/53	550	590
	Diamondback Energy Inc.	5.750%	4/18/54	1,255	1,264
	Diamondback Energy Inc.	5.900%	4/18/64	835	844
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	937
[6]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	302
[6]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	361
[6]	Enbridge Energy Partners LP	7.500%	4/15/38	300	362
	Enbridge Energy Partners LP	5.500%	9/15/40	575	578
	Enbridge Energy Partners LP	7.375%	10/15/45	800	970
	Enbridge Inc.	1.600%	10/4/26	500	475
	Enbridge Inc.	5.900%	11/15/26	604	624
	Enbridge Inc.	4.250%	12/1/26	550	549
	Enbridge Inc.	5.250%	4/5/27	625	640
	Enbridge Inc.	6.000%	11/15/28	605	643
	Enbridge Inc.	5.300%	4/5/29	625	648
	Enbridge Inc.	3.125%	11/15/29	825	778
	Enbridge Inc.	6.200%	11/15/30	605	659
	Enbridge Inc.	5.700%	3/8/33	1,915	2,019
	Enbridge Inc.	2.500%	8/1/33	1,200	1,007
	Enbridge Inc.	5.625%	4/5/34	750	788
	Enbridge Inc.	4.500%	6/10/44	925	820
	Enbridge Inc.	5.500%	12/1/46	650	662
	Enbridge Inc.	4.000%	11/15/49	325	261
	Enbridge Inc.	3.400%	8/1/51	1,000	721
	Enbridge Inc.	6.700%	11/15/53	1,040	1,206
	Enbridge Inc.	5.950%	4/5/54	675	715
	Enbridge Inc.	7.200%	6/27/54	590	621
	Enbridge Inc.	7.375%	3/15/55	350	364
	Energy Transfer LP	5.950%	12/1/25	1,878	1,899
	Energy Transfer LP	4.750%	1/15/26	300	300
	Energy Transfer LP	4.400%	3/15/27	800	801
[6]	Energy Transfer LP	5.500%	6/1/27	1,000	1,026
	Energy Transfer LP	5.550%	2/15/28	300	310
	Energy Transfer LP	4.950%	5/15/28	800	812
	Energy Transfer LP	4.950%	6/15/28	1,500	1,526
	Energy Transfer LP	5.250%	4/15/29	1,300	1,337
	Energy Transfer LP	5.250%	7/1/29	311	321
	Energy Transfer LP	4.150%	9/15/29	550	542
	Energy Transfer LP	3.750%	5/15/30	1,775	1,696
	Energy Transfer LP	6.400%	12/1/30	300	327
	Energy Transfer LP	5.750%	2/15/33	1,150	1,205
	Energy Transfer LP	6.550%	12/1/33	2,130	2,352
	Energy Transfer LP	5.550%	5/15/34	1,500	1,553
	Energy Transfer LP	5.600%	9/1/34	999	1,038
	Energy Transfer LP	4.900%	3/15/35	250	247
	Energy Transfer LP	6.625%	10/15/36	350	388
[6]	Energy Transfer LP	5.800%	6/15/38	1,080	1,123
	Energy Transfer LP	7.500%	7/1/38	800	955
	Energy Transfer LP	6.050%	6/1/41	875	904
	Energy Transfer LP	6.500%	2/1/42	300	327
	Energy Transfer LP	5.150%	2/1/43	425	398
	Energy Transfer LP	5.300%	4/1/44	950	912
	Energy Transfer LP	5.000%	5/15/44	450	413
	Energy Transfer LP	5.150%	3/15/45	500	466
	Energy Transfer LP	5.350%	5/15/45	725	690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	6.125%	12/15/45	1,050	1,094
	Energy Transfer LP	5.300%	4/15/47	1,705	1,605
	Energy Transfer LP	5.400%	10/1/47	565	538
	Energy Transfer LP	6.000%	6/15/48	1,350	1,381
	Energy Transfer LP	6.250%	4/15/49	1,200	1,263
	Energy Transfer LP	5.000%	5/15/50	1,900	1,717
	Energy Transfer LP	5.950%	5/15/54	1,425	1,458
	Energy Transfer LP	6.050%	9/1/54	892	923
	EnLink Midstream LLC	5.375%	6/1/29	415	425
	EnLink Midstream LLC	5.650%	9/1/34	415	429
	EnLink Midstream Partners LP	4.850%	7/15/26	410	411
	EnLink Midstream Partners LP	5.600%	4/1/44	295	282
	EnLink Midstream Partners LP	5.050%	4/1/45	370	332
	EnLink Midstream Partners LP	5.450%	6/1/47	420	397
	Enterprise Products Operating LLC	5.050%	1/10/26	300	303
	Enterprise Products Operating LLC	3.700%	2/15/26	400	398
	Enterprise Products Operating LLC	3.125%	7/31/29	1,550	1,480
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,144
	Enterprise Products Operating LLC	5.350%	1/31/33	880	924
[6]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,580
	Enterprise Products Operating LLC	4.850%	1/31/34	550	558
	Enterprise Products Operating LLC	4.950%	2/15/35	650	660
	Enterprise Products Operating LLC	7.550%	4/15/38	300	372
	Enterprise Products Operating LLC	6.450%	9/1/40	520	588
	Enterprise Products Operating LLC	5.950%	2/1/41	220	238
	Enterprise Products Operating LLC	5.700%	2/15/42	345	363
	Enterprise Products Operating LLC	4.850%	8/15/42	850	815
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	910
	Enterprise Products Operating LLC	4.850%	3/15/44	1,110	1,058
	Enterprise Products Operating LLC	5.100%	2/15/45	982	968
	Enterprise Products Operating LLC	4.900%	5/15/46	500	478
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,339
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	935
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	938
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	779
	Enterprise Products Operating LLC	3.200%	2/15/52	500	354
	Enterprise Products Operating LLC	3.300%	2/15/53	950	680
	Enterprise Products Operating LLC	4.950%	10/15/54	300	286
	Enterprise Products Operating LLC	5.550%	2/16/55	1,250	1,291
	Enterprise Products Operating LLC	3.950%	1/31/60	1,100	862
[6]	Enterprise Products Operating LLC	5.250%	8/16/77	400	395
[6]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,169
	EOG Resources Inc.	4.150%	1/15/26	1,850	1,850
	EOG Resources Inc.	3.900%	4/1/35	560	525
	EOG Resources Inc.	4.950%	4/15/50	700	674
	EQT Corp.	3.900%	10/1/27	900	884
	EQT Corp.	5.700%	4/1/28	550	569
	EQT Corp.	7.000%	2/1/30	1,000	1,093
	EQT Corp.	5.750%	2/1/34	250	257
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,333
	Exxon Mobil Corp.	2.275%	8/16/26	400	389
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,093
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,384
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,728
	Exxon Mobil Corp.	2.995%	8/16/39	815	669
	Exxon Mobil Corp.	4.227%	3/19/40	1,850	1,732
	Exxon Mobil Corp.	3.567%	3/6/45	750	621
	Exxon Mobil Corp.	4.114%	3/1/46	1,840	1,640
	Exxon Mobil Corp.	3.095%	8/16/49	719	529
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	2,083
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	2,016
	Halliburton Co.	3.800%	11/15/25	354	352
	Halliburton Co.	4.850%	11/15/35	1,000	998
	Halliburton Co.	6.700%	9/15/38	755	869
	Halliburton Co.	7.450%	9/15/39	500	617
	Halliburton Co.	4.500%	11/15/41	675	619
	Halliburton Co.	4.750%	8/1/43	725	677
	Halliburton Co.	5.000%	11/15/45	1,709	1,641
[11]	Helmerich & Payne Inc.	4.650%	12/1/27	700	701
[11]	Helmerich & Payne Inc.	4.850%	12/1/29	500	493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Helmerich & Payne Inc.	2.900%	9/29/31	565	484
[11]	Helmerich & Payne Inc.	5.500%	12/1/34	400	390
	Hess Corp.	4.300%	4/1/27	1,000	1,000
	Hess Corp.	7.300%	8/15/31	560	642
	Hess Corp.	7.125%	3/15/33	415	478
	Hess Corp.	5.600%	2/15/41	1,750	1,820
	Hess Corp.	5.800%	4/1/47	500	528
	HF Sinclair Corp.	5.875%	4/1/26	860	872
	HF Sinclair Corp.	4.500%	10/1/30	400	390
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	203
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	315
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	437
[6]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	381
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,782
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,402
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	572	509
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	460
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	491
	Kinder Morgan Inc.	1.750%	11/15/26	500	475
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,082
	Kinder Morgan Inc.	5.100%	8/1/29	300	308
	Kinder Morgan Inc.	2.000%	2/15/31	500	430
[6]	Kinder Morgan Inc.	7.800%	8/1/31	330	385
[6]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,198
	Kinder Morgan Inc.	4.800%	2/1/33	500	496
	Kinder Morgan Inc.	5.200%	6/1/33	1,300	1,316
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,346
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,357
	Kinder Morgan Inc.	5.050%	2/15/46	200	185
	Kinder Morgan Inc.	5.200%	3/1/48	630	589
	Kinder Morgan Inc.	3.250%	8/1/50	500	340
	Kinder Morgan Inc.	3.600%	2/15/51	480	348
	Kinder Morgan Inc.	5.450%	8/1/52	530	515
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,352
	Marathon Oil Corp.	5.300%	4/1/29	300	311
	Marathon Oil Corp.	6.800%	3/15/32	530	599
	Marathon Oil Corp.	5.700%	4/1/34	325	349
	Marathon Oil Corp.	6.600%	10/1/37	850	972
	Marathon Oil Corp.	5.200%	6/1/45	200	197
	Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,051
	Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,130
	Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,171
	Marathon Petroleum Corp.	4.750%	9/15/44	200	178
	Marathon Petroleum Corp.	4.500%	4/1/48	650	551
	Marathon Petroleum Corp.	5.000%	9/15/54	325	289
	MPLX LP	1.750%	3/1/26	2,900	2,793
	MPLX LP	4.250%	12/1/27	1,010	1,006
	MPLX LP	4.000%	3/15/28	950	937
	MPLX LP	2.650%	8/15/30	1,200	1,080
	MPLX LP	4.950%	9/1/32	571	573
	MPLX LP	5.000%	3/1/33	1,000	1,001
	MPLX LP	5.500%	6/1/34	1,250	1,285
	MPLX LP	4.500%	4/15/38	1,575	1,455
	MPLX LP	5.200%	3/1/47	1,100	1,043
	MPLX LP	4.700%	4/15/48	800	698
	MPLX LP	5.500%	2/15/49	1,260	1,226
	MPLX LP	5.650%	3/1/53	500	497
	NOV Inc.	3.600%	12/1/29	500	475
	NOV Inc.	3.950%	12/1/42	800	634
	Occidental Petroleum Corp.	5.500%	12/1/25	375	377
	Occidental Petroleum Corp.	5.550%	3/15/26	691	699
	Occidental Petroleum Corp.	8.500%	7/15/27	397	432
	Occidental Petroleum Corp.	6.375%	9/1/28	448	471
	Occidental Petroleum Corp.	5.200%	8/1/29	1,005	1,021
	Occidental Petroleum Corp.	8.875%	7/15/30	811	956
	Occidental Petroleum Corp.	6.625%	9/1/30	676	729
	Occidental Petroleum Corp.	6.125%	1/1/31	926	977
	Occidental Petroleum Corp.	7.500%	5/1/31	704	799
	Occidental Petroleum Corp.	7.875%	9/15/31	392	455
	Occidental Petroleum Corp.	5.375%	1/1/32	840	853

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Occidental Petroleum Corp.	5.550%	10/1/34	1,000	1,015
Occidental Petroleum Corp.	6.450%	9/15/36	1,388	1,499
Occidental Petroleum Corp.	7.950%	6/15/39	323	388
Occidental Petroleum Corp.	6.200%	3/15/40	788	817
Occidental Petroleum Corp.	6.600%	3/15/46	905	973
Occidental Petroleum Corp.	4.400%	4/15/46	344	281
Occidental Petroleum Corp.	4.200%	3/15/48	244	191
Occidental Petroleum Corp.	6.050%	10/1/54	835	848
ONEOK Inc.	5.000%	3/1/26	450	452
ONEOK Inc.	5.550%	11/1/26	209	214
ONEOK Inc.	4.000%	7/13/27	1,150	1,141
ONEOK Inc.	4.250%	9/24/27	1,300	1,301
ONEOK Inc.	4.550%	7/15/28	800	804
ONEOK Inc.	5.650%	11/1/28	500	523
ONEOK Inc.	3.400%	9/1/29	1,810	1,721
ONEOK Inc.	3.100%	3/15/30	1,000	931
ONEOK Inc.	3.250%	6/1/30	500	469
ONEOK Inc.	6.350%	1/15/31	1,000	1,084
ONEOK Inc.	4.750%	10/15/31	600	600
ONEOK Inc.	6.050%	9/1/33	1,400	1,497
ONEOK Inc.	5.050%	11/1/34	1,500	1,493
ONEOK Inc.	5.150%	10/15/43	350	333
ONEOK Inc.	4.250%	9/15/46	300	247
ONEOK Inc.	4.950%	7/13/47	775	701
ONEOK Inc.	4.200%	10/3/47	725	581
ONEOK Inc.	5.200%	7/15/48	650	607
ONEOK Inc.	4.850%	2/1/49	200	178
ONEOK Inc.	4.450%	9/1/49	485	405
ONEOK Inc.	3.950%	3/1/50	625	480
ONEOK Inc.	4.500%	3/15/50	675	563
ONEOK Inc.	7.150%	1/15/51	330	382
ONEOK Inc.	6.625%	9/1/53	1,500	1,665
ONEOK Inc.	5.700%	11/1/54	1,250	1,243
ONEOK Inc.	5.850%	11/1/64	665	661
ONEOK Partners LP	6.650%	10/1/36	360	401
ONEOK Partners LP	6.850%	10/15/37	300	339
ONEOK Partners LP	6.125%	2/1/41	1,040	1,089
Ovintiv Inc.	5.375%	1/1/26	100	101
Ovintiv Inc.	5.650%	5/15/28	560	578
Ovintiv Inc.	7.375%	11/1/31	450	507
Ovintiv Inc.	6.250%	7/15/33	400	423
Ovintiv Inc.	6.500%	8/15/34	700	756
Ovintiv Inc.	6.625%	8/15/37	830	893
Ovintiv Inc.	7.100%	7/15/53	400	450
Patterson-UTI Energy Inc.	3.950%	2/1/28	400	385
Patterson-UTI Energy Inc.	5.150%	11/15/29	285	282
Patterson-UTI Energy Inc.	7.150%	10/1/33	325	350
Phillips 66	1.300%	2/15/26	500	480
Phillips 66	3.900%	3/15/28	600	594
Phillips 66	2.150%	12/15/30	800	702
Phillips 66	4.650%	11/15/34	500	488
Phillips 66	5.875%	5/1/42	401	424
Phillips 66	4.875%	11/15/44	1,750	1,631
Phillips 66	3.300%	3/15/52	900	624
Phillips 66 Co.	3.550%	10/1/26	425	419
Phillips 66 Co.	4.950%	12/1/27	200	205
Phillips 66 Co.	3.750%	3/1/28	400	394
Phillips 66 Co.	3.150%	12/15/29	250	237
Phillips 66 Co.	5.250%	6/15/31	500	517
Phillips 66 Co.	5.300%	6/30/33	1,150	1,187
Phillips 66 Co.	4.950%	3/15/35	1,500	1,484
Phillips 66 Co.	4.680%	2/15/45	370	334
Phillips 66 Co.	5.650%	6/15/54	800	807
Phillips 66 Co.	5.500%	3/15/55	500	490
Pioneer Natural Resources Co.	1.125%	1/15/26	500	481
Pioneer Natural Resources Co.	1.900%	8/15/30	3,025	2,652
Pioneer Natural Resources Co.	2.150%	1/15/31	1,375	1,208
Plains All American Pipeline LP	4.650%	10/15/25	600	599
Plains All American Pipeline LP	4.500%	12/15/26	350	350
Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP	3.800%	9/15/30	525	500
	Plains All American Pipeline LP	5.700%	9/15/34	425	442
	Plains All American Pipeline LP	6.650%	1/15/37	500	554
	Plains All American Pipeline LP	5.150%	6/1/42	500	472
	Plains All American Pipeline LP	4.300%	1/31/43	240	203
	Plains All American Pipeline LP	4.700%	6/15/44	500	444
	Plains All American Pipeline LP	4.900%	2/15/45	650	586
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,220
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,621
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,870	2,854
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	3,000	2,992
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	529
	Schlumberger Investment SA	4.500%	5/15/28	400	406
	Schlumberger Investment SA	2.650%	6/26/30	1,300	1,195
	Schlumberger Investment SA	4.850%	5/15/33	200	204
	Schlumberger Investment SA	5.000%	6/1/34	250	257
	Shell International Finance BV	2.875%	5/10/26	1,300	1,275
	Shell International Finance BV	2.500%	9/12/26	505	490
	Shell International Finance BV	3.875%	11/13/28	1,300	1,296
	Shell International Finance BV	2.375%	11/7/29	1,450	1,341
	Shell International Finance BV	2.750%	4/6/30	1,405	1,308
	Shell International Finance BV	4.125%	5/11/35	2,125	2,061
	Shell International Finance BV	6.375%	12/15/38	1,670	1,940
	Shell International Finance BV	5.500%	3/25/40	700	745
	Shell International Finance BV	2.875%	11/26/41	500	381
	Shell International Finance BV	3.625%	8/21/42	525	440
	Shell International Finance BV	4.550%	8/12/43	1,100	1,038
	Shell International Finance BV	4.375%	5/11/45	2,900	2,634
	Shell International Finance BV	4.000%	5/10/46	2,255	1,934
	Shell International Finance BV	3.750%	9/12/46	375	307
	Shell International Finance BV	3.125%	11/7/49	750	541
	Shell International Finance BV	3.250%	4/6/50	1,735	1,281
	Shell International Finance BV	3.000%	11/26/51	950	664
[11]	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/27	250	252
[11]	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/29	500	502
[11]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	1,045	1,056
[11]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	580	587
	Spectra Energy Partners LP	3.375%	10/15/26	950	933
	Spectra Energy Partners LP	5.950%	9/25/43	400	416
	Spectra Energy Partners LP	4.500%	3/15/45	220	192
	Suncor Energy Inc.	7.150%	2/1/32	500	564
	Suncor Energy Inc.	6.800%	5/15/38	700	800
	Suncor Energy Inc.	6.500%	6/15/38	1,425	1,594
	Suncor Energy Inc.	6.850%	6/1/39	350	397
	Suncor Energy Inc.	4.000%	11/15/47	700	557
	Suncor Energy Inc.	3.750%	3/4/51	500	377
	Targa Resources Corp.	6.150%	3/1/29	800	852
	Targa Resources Corp.	4.200%	2/1/33	950	899
	Targa Resources Corp.	6.125%	3/15/33	1,081	1,161
	Targa Resources Corp.	6.500%	3/30/34	500	553
	Targa Resources Corp.	5.500%	2/15/35	830	855
	Targa Resources Corp.	4.950%	4/15/52	1,050	946
	Targa Resources Corp.	6.250%	7/1/52	250	269
	Targa Resources Corp.	6.500%	2/15/53	700	778
	Targa Resources Partners LP	6.500%	7/15/27	300	304
	Targa Resources Partners LP	5.000%	1/15/28	600	600
	Targa Resources Partners LP	6.875%	1/15/29	600	615
	Targa Resources Partners LP	5.500%	3/1/30	900	917
	Targa Resources Partners LP	4.875%	2/1/31	900	893
	Targa Resources Partners LP	4.000%	1/15/32	940	884
	TC PipeLines LP	3.900%	5/25/27	200	197
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	275
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	545
	TotalEnergies Capital International SA	3.455%	2/19/29	1,775	1,734
	TotalEnergies Capital International SA	2.829%	1/10/30	1,695	1,593
	TotalEnergies Capital International SA	2.986%	6/29/41	800	621
	TotalEnergies Capital International SA	3.461%	7/12/49	860	660
	TotalEnergies Capital International SA	3.127%	5/29/50	1,920	1,387
	TotalEnergies Capital International SA	3.386%	6/29/60	500	358
	TotalEnergies Capital SA	3.883%	10/11/28	500	497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TotalEnergies Capital SA	5.150%	4/5/34	1,050	1,093
	TotalEnergies Capital SA	4.724%	9/10/34	350	352
	TotalEnergies Capital SA	5.488%	4/5/54	1,475	1,525
	TotalEnergies Capital SA	5.275%	9/10/54	750	752
	TotalEnergies Capital SA	5.638%	4/5/64	1,050	1,096
	TotalEnergies Capital SA	5.425%	9/10/64	700	704
	TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,695
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,869
	TransCanada PipeLines Ltd.	2.500%	10/12/31	3,000	2,654
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,000	986
	TransCanada PipeLines Ltd.	5.600%	3/31/34	295	309
	TransCanada PipeLines Ltd.	5.850%	3/15/36	625	663
	TransCanada PipeLines Ltd.	6.200%	10/15/37	850	934
	TransCanada PipeLines Ltd.	4.750%	5/15/38	500	482
	TransCanada PipeLines Ltd.	7.250%	8/15/38	600	717
	TransCanada PipeLines Ltd.	6.100%	6/1/40	830	895
	TransCanada PipeLines Ltd.	5.000%	10/16/43	850	815
	TransCanada PipeLines Ltd.	4.875%	5/15/48	1,310	1,224
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	296
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	700	656
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,080	949
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	397
	Valero Energy Corp.	2.150%	9/15/27	517	488
	Valero Energy Corp.	4.350%	6/1/28	315	315
	Valero Energy Corp.	2.800%	12/1/31	400	352
	Valero Energy Corp.	7.500%	4/15/32	850	990
	Valero Energy Corp.	6.625%	6/15/37	1,355	1,515
	Valero Energy Corp.	3.650%	12/1/51	875	637
	Valero Energy Corp.	4.000%	6/1/52	250	194
	Valero Energy Partners LP	4.500%	3/15/28	400	401
	Western Midstream Operating LP	4.750%	8/15/28	229	229
	Western Midstream Operating LP	6.350%	1/15/29	900	956
	Western Midstream Operating LP	4.050%	2/1/30	1,040	1,001
	Western Midstream Operating LP	6.150%	4/1/33	425	449
	Western Midstream Operating LP	5.450%	11/15/34	665	667
	Western Midstream Operating LP	5.450%	4/1/44	390	369
	Western Midstream Operating LP	5.300%	3/1/48	790	717
	Western Midstream Operating LP	5.250%	2/1/50	1,100	999
	Williams Cos. Inc.	5.400%	3/2/26	200	203
	Williams Cos. Inc.	3.750%	6/15/27	1,325	1,306
	Williams Cos. Inc.	5.300%	8/15/28	673	695
	Williams Cos. Inc.	4.900%	3/15/29	900	915
	Williams Cos. Inc.	4.800%	11/15/29	500	508
	Williams Cos. Inc.	3.500%	11/15/30	1,100	1,040
	Williams Cos. Inc.	2.600%	3/15/31	1,000	884
	Williams Cos. Inc.	4.650%	8/15/32	487	484
	Williams Cos. Inc.	5.650%	3/15/33	400	419
	Williams Cos. Inc.	5.150%	3/15/34	750	758
	Williams Cos. Inc.	6.300%	4/15/40	990	1,080
	Williams Cos. Inc.	5.800%	11/15/43	585	602
	Williams Cos. Inc.	5.400%	3/4/44	585	578
	Williams Cos. Inc.	5.750%	6/24/44	600	616
	Williams Cos. Inc.	4.900%	1/15/45	725	671
	Williams Cos. Inc.	5.100%	9/15/45	900	857
	Williams Cos. Inc.	4.850%	3/1/48	675	615
	Williams Cos. Inc.	3.500%	10/15/51	540	392
	Williams Cos. Inc.	5.300%	8/15/52	625	606
	Williams Cos. Inc.	5.800%	11/15/54	625	646
	Woodside Finance Ltd.	5.100%	9/12/34	1,040	1,033
	Woodside Finance Ltd.	5.700%	9/12/54	625	621
					415,385
Financials (2.9%)
	ACE Capital Trust II	9.700%	4/1/30	75	92
[6]	Aegon Ltd.	5.500%	4/11/48	585	584
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	499
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	482
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,994
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,362
	AerCap Ireland Capital DAC	6.100%	1/15/27	560	580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	858
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	503
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	983
	AerCap Ireland Capital DAC	5.750%	6/6/28	600	625
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,778
	AerCap Ireland Capital DAC	4.625%	9/10/29	1,050	1,051
	AerCap Ireland Capital DAC	6.150%	9/30/30	600	646
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,605
	AerCap Ireland Capital DAC	5.300%	1/19/34	750	767
	AerCap Ireland Capital DAC	4.950%	9/10/34	1,250	1,244
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,517
	AerCap Ireland Capital DAC	6.950%	3/10/55	200	207
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	464
	Aflac Inc.	2.875%	10/15/26	884	864
	Aflac Inc.	3.600%	4/1/30	500	483
	Aflac Inc.	4.000%	10/15/46	150	127
	Aflac Inc.	4.750%	1/15/49	1,080	1,016
[6]	Air Lease Corp.	5.300%	6/25/26	350	356
	Air Lease Corp.	1.875%	8/15/26	750	717
	Air Lease Corp.	2.200%	1/15/27	600	571
	Air Lease Corp.	3.625%	4/1/27	200	197
	Air Lease Corp.	3.625%	12/1/27	1,000	978
	Air Lease Corp.	2.100%	9/1/28	500	457
	Air Lease Corp.	4.625%	10/1/28	300	301
	Air Lease Corp.	3.250%	10/1/29	595	559
[6]	Air Lease Corp.	3.000%	2/1/30	625	576
	Air Lease Corp.	3.125%	12/1/30	1,250	1,143
[6]	Air Lease Corp.	2.875%	1/15/32	600	528
	Aircastle Ltd.	4.250%	6/15/26	500	496
	Alleghany Corp.	4.900%	9/15/44	300	294
	Alleghany Corp.	3.250%	8/15/51	1,250	907
	Allstate Corp.	3.280%	12/15/26	400	393
	Allstate Corp.	5.050%	6/24/29	402	414
	Allstate Corp.	1.450%	12/15/30	500	419
	Allstate Corp.	5.250%	3/30/33	1,625	1,694
	Allstate Corp.	5.550%	5/9/35	105	112
	Allstate Corp.	4.500%	6/15/43	725	668
	Allstate Corp.	4.200%	12/15/46	600	525
	Allstate Corp.	3.850%	8/10/49	400	328
[6]	Allstate Corp.	6.500%	5/15/57	650	686
	Ally Financial Inc.	4.750%	6/9/27	500	500
	Ally Financial Inc.	7.100%	11/15/27	500	530
	Ally Financial Inc.	6.992%	6/13/29	600	634
[6]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,613
	American Express Co.	4.200%	11/6/25	1,212	1,213
	American Express Co.	4.900%	2/13/26	1,100	1,109
	American Express Co.	4.990%	5/1/26	2,725	2,727
	American Express Co.	6.338%	10/30/26	600	612
	American Express Co.	2.550%	3/4/27	5,316	5,131
	American Express Co.	5.645%	4/23/27	760	775
	American Express Co.	3.300%	5/3/27	1,960	1,922
	American Express Co.	5.389%	7/28/27	800	816
	American Express Co.	5.098%	2/16/28	2,735	2,787
	American Express Co.	5.043%	7/26/28	1,275	1,303
	American Express Co.	5.282%	7/27/29	800	828
	American Express Co.	6.489%	10/30/31	800	884
	American Express Co.	4.420%	8/3/33	1,500	1,487
	American Express Co.	5.043%	5/1/34	892	914
	American Express Co.	5.625%	7/28/34	500	523
	American Express Co.	5.915%	4/25/35	420	448
	American Express Co.	5.284%	7/26/35	1,275	1,328
	American Express Co.	4.050%	12/3/42	621	566
	American Financial Group Inc.	5.250%	4/2/30	356	371
	American Financial Group Inc.	4.500%	6/15/47	500	444
	American International Group Inc.	4.200%	4/1/28	450	449
	American International Group Inc.	4.250%	3/15/29	75	74
	American International Group Inc.	3.400%	6/30/30	1,115	1,056
	American International Group Inc.	3.875%	1/15/35	400	376
	American International Group Inc.	4.700%	7/10/35	195	189
	American International Group Inc.	6.250%	5/1/36	600	669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.500%	7/16/44	988	904
	American International Group Inc.	4.800%	7/10/45	200	191
	American International Group Inc.	4.750%	4/1/48	545	516
[6]	American International Group Inc.	5.750%	4/1/48	525	527
	American International Group Inc.	4.375%	6/30/50	500	448
	American National Group Inc.	5.000%	6/15/27	300	302
[9]	American National Group Inc.	5.750%	10/1/29	250	251
	Ameriprise Financial Inc.	5.700%	12/15/28	500	529
	Ameriprise Financial Inc.	4.500%	5/13/32	500	504
	Ameriprise Financial Inc.	5.150%	5/15/33	650	677
[6]	Aon Corp.	8.205%	1/1/27	150	162
	Aon Corp.	2.850%	5/28/27	500	485
	Aon Corp.	4.500%	12/15/28	600	604
	Aon Corp.	3.750%	5/2/29	630	615
	Aon Corp.	2.800%	5/15/30	1,620	1,492
	Aon Corp.	2.050%	8/23/31	750	641
	Aon Corp.	5.350%	2/28/33	500	523
	Aon Corp.	6.250%	9/30/40	150	165
	Aon Corp.	2.900%	8/23/51	1,000	663
	Aon Corp.	3.900%	2/28/52	500	400
	Aon Global Ltd.	3.875%	12/15/25	300	299
	Aon Global Ltd.	4.600%	6/14/44	625	572
	Aon Global Ltd.	4.750%	5/15/45	695	651
	Aon North America Inc.	5.125%	3/1/27	240	246
	Aon North America Inc.	5.150%	3/1/29	760	785
	Aon North America Inc.	5.300%	3/1/31	550	574
	Aon North America Inc.	5.450%	3/1/34	1,700	1,785
	Aon North America Inc.	5.750%	3/1/54	1,675	1,773
[11]	Apollo Debt Solutions BDC	6.900%	4/13/29	850	884
[11]	Apollo Debt Solutions BDC	6.700%	7/29/31	500	514
	Apollo Global Management Inc.	6.375%	11/15/33	500	557
	Apollo Global Management Inc.	5.800%	5/21/54	625	666
	Arch Capital Finance LLC	4.011%	12/15/26	799	795
	Arch Capital Finance LLC	5.031%	12/15/46	100	96
	Arch Capital Group Ltd.	7.350%	5/1/34	500	592
	Arch Capital Group Ltd.	3.635%	6/30/50	975	757
	Arch Capital Group US Inc.	5.144%	11/1/43	275	269
	Ares Capital Corp.	3.875%	1/15/26	1,000	986
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,256
	Ares Capital Corp.	7.000%	1/15/27	375	390
	Ares Capital Corp.	2.875%	6/15/27	319	302
	Ares Capital Corp.	5.875%	3/1/29	820	840
	Ares Capital Corp.	5.950%	7/15/29	700	719
	Ares Capital Corp.	3.200%	11/15/31	500	434
[11]	Ares Strategic Income Fund	6.350%	8/15/29	625	638
[9,11]	Ares Strategic Income Fund	5.600%	2/15/30	625	620
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	429
	Arthur J Gallagher & Co.	5.500%	3/2/33	500	524
	Arthur J Gallagher & Co.	6.500%	2/15/34	450	502
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	370
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	332
	Arthur J Gallagher & Co.	5.750%	3/2/53	500	521
	Arthur J Gallagher & Co.	6.750%	2/15/54	450	530
	Arthur J Gallagher & Co.	5.750%	7/15/54	400	417
	Associated Banc-Corp.	6.455%	8/29/30	150	154
	Assurant Inc.	4.900%	3/27/28	400	403
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	450	478
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	453
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	366
	Athene Holding Ltd.	4.125%	1/12/28	835	824
	Athene Holding Ltd.	3.500%	1/15/31	3,000	2,793
	Athene Holding Ltd.	5.875%	1/15/34	800	837
	Athene Holding Ltd.	3.950%	5/25/51	200	154
	Athene Holding Ltd.	3.450%	5/15/52	500	342
	Athene Holding Ltd.	6.250%	4/1/54	1,045	1,112
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	600	609
[6]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	249
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	875	885
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	825	836
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	600	615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AXA SA	8.600%	12/15/30	540	660
[6]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	239
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,477
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	473
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	600	688
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	800	849
	Banco Santander SA	5.179%	11/19/25	1,300	1,303
	Banco Santander SA	1.849%	3/25/26	1,000	961
	Banco Santander SA	4.250%	4/11/27	2,000	1,991
	Banco Santander SA	5.294%	8/18/27	900	921
	Banco Santander SA	6.527%	11/7/27	1,400	1,461
	Banco Santander SA	3.800%	2/23/28	2,200	2,151
	Banco Santander SA	5.552%	3/14/28	800	817
	Banco Santander SA	4.379%	4/12/28	1,200	1,195
[6]	Banco Santander SA	5.365%	7/15/28	600	614
	Banco Santander SA	6.607%	11/7/28	3,800	4,121
	Banco Santander SA	3.306%	6/27/29	500	478
	Banco Santander SA	5.538%	3/14/30	800	828
	Banco Santander SA	3.490%	5/28/30	1,000	944
	Banco Santander SA	2.749%	12/3/30	1,200	1,060
	Banco Santander SA	2.958%	3/25/31	1,000	906
	Banco Santander SA	5.439%	7/15/31	400	419
	Banco Santander SA	3.225%	11/22/32	800	708
	Banco Santander SA	6.921%	8/8/33	1,400	1,547
	Banco Santander SA	6.938%	11/7/33	800	927
	Banco Santander SA	6.350%	3/14/34	1,000	1,070
[6]	Bank of America Corp.	4.450%	3/3/26	7,252	7,261
[6]	Bank of America Corp.	3.500%	4/19/26	830	822
[6]	Bank of America Corp.	1.319%	6/19/26	11,450	11,168
[6]	Bank of America Corp.	4.250%	10/22/26	1,500	1,498
[6]	Bank of America Corp.	1.197%	10/24/26	2,000	1,931
[6]	Bank of America Corp.	1.658%	3/11/27	3,500	3,364
[6]	Bank of America Corp.	3.559%	4/23/27	2,275	2,247
	Bank of America Corp.	1.734%	7/22/27	2,500	2,387
[6]	Bank of America Corp.	3.248%	10/21/27	2,225	2,175
[6]	Bank of America Corp.	3.824%	1/20/28	450	445
[6]	Bank of America Corp.	3.705%	4/24/28	1,400	1,379
[6]	Bank of America Corp.	3.593%	7/21/28	3,008	2,952
[6]	Bank of America Corp.	4.948%	7/22/28	1,300	1,323
	Bank of America Corp.	6.204%	11/10/28	1,725	1,820
[6]	Bank of America Corp.	3.419%	12/20/28	6,357	6,186
[6]	Bank of America Corp.	3.970%	3/5/29	1,425	1,408
	Bank of America Corp.	5.202%	4/25/29	2,050	2,108
[6]	Bank of America Corp.	2.087%	6/14/29	6,000	5,539
[6]	Bank of America Corp.	4.271%	7/23/29	6,175	6,157
	Bank of America Corp.	5.819%	9/15/29	2,400	2,526
[6]	Bank of America Corp.	3.974%	2/7/30	500	491
[6]	Bank of America Corp.	3.194%	7/23/30	2,000	1,894
[6]	Bank of America Corp.	2.884%	10/22/30	4,175	3,881
[6]	Bank of America Corp.	2.496%	2/13/31	625	566
[6]	Bank of America Corp.	2.592%	4/29/31	6,000	5,445
[6]	Bank of America Corp.	1.922%	10/24/31	3,000	2,587
[6]	Bank of America Corp.	2.651%	3/11/32	1,500	1,339
	Bank of America Corp.	2.687%	4/22/32	4,575	4,079
	Bank of America Corp.	2.299%	7/21/32	7,500	6,492
	Bank of America Corp.	2.572%	10/20/32	1,000	876
[6]	Bank of America Corp.	2.972%	2/4/33	1,850	1,657
	Bank of America Corp.	4.571%	4/27/33	2,000	1,989
[6]	Bank of America Corp.	5.015%	7/22/33	4,000	4,102
	Bank of America Corp.	5.288%	4/25/34	3,150	3,271
	Bank of America Corp.	5.872%	9/15/34	2,750	2,968
	Bank of America Corp.	5.468%	1/23/35	4,500	4,733
[6]	Bank of America Corp.	5.425%	8/15/35	1,550	1,591
	Bank of America Corp.	2.482%	9/21/36	1,500	1,266
	Bank of America Corp.	6.110%	1/29/37	810	895
	Bank of America Corp.	3.846%	3/8/37	2,725	2,517
[6]	Bank of America Corp.	4.244%	4/24/38	1,100	1,042
	Bank of America Corp.	7.750%	5/14/38	1,700	2,148
[6]	Bank of America Corp.	4.078%	4/23/40	1,425	1,301
[6]	Bank of America Corp.	2.676%	6/19/41	4,895	3,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Bank of America Corp.	5.875%	2/7/42	1,020	1,139
	Bank of America Corp.	3.311%	4/22/42	3,945	3,209
[6]	Bank of America Corp.	5.000%	1/21/44	1,595	1,623
[6]	Bank of America Corp.	4.875%	4/1/44	550	550
[6]	Bank of America Corp.	4.750%	4/21/45	350	336
[6]	Bank of America Corp.	4.443%	1/20/48	2,675	2,466
[6]	Bank of America Corp.	3.946%	1/23/49	1,175	1,003
[6]	Bank of America Corp.	4.330%	3/15/50	700	635
[6]	Bank of America Corp.	4.083%	3/20/51	5,500	4,777
[6]	Bank of America Corp.	2.831%	10/24/51	2,000	1,382
[6]	Bank of America Corp.	3.483%	3/13/52	1,000	784
	Bank of America Corp.	2.972%	7/21/52	1,500	1,065
	Bank of America NA	5.526%	8/18/26	1,640	1,684
[6]	Bank of America NA	6.000%	10/15/36	600	663
	Bank of Montreal	5.300%	6/5/26	600	611
[6]	Bank of Montreal	0.949%	1/22/27	1,000	956
[6]	Bank of Montreal	2.650%	3/8/27	700	677
[6]	Bank of Montreal	4.567%	9/10/27	740	746
[6]	Bank of Montreal	4.700%	9/14/27	500	509
	Bank of Montreal	5.203%	2/1/28	650	670
	Bank of Montreal	5.717%	9/25/28	600	632
	Bank of Montreal	5.511%	6/4/31	1,325	1,395
[6]	Bank of Montreal	3.803%	12/15/32	1,600	1,555
	Bank of Montreal	3.088%	1/10/37	600	519
[6]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	739
[6]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,493
[6]	Bank of New York Mellon Corp.	5.148%	5/22/26	350	351
[6]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	943
[6]	Bank of New York Mellon Corp.	2.050%	1/26/27	340	326
	Bank of New York Mellon Corp.	4.947%	4/26/27	825	833
[6]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,472
[6]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	587
[6]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,181
	Bank of New York Mellon Corp.	4.890%	7/21/28	850	866
[6]	Bank of New York Mellon Corp.	5.802%	10/25/28	650	681
[6]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	954
	Bank of New York Mellon Corp.	4.543%	2/1/29	650	658
[6]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	478
[6]	Bank of New York Mellon Corp.	6.317%	10/25/29	800	860
[6]	Bank of New York Mellon Corp.	4.975%	3/14/30	825	851
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	246
	Bank of New York Mellon Corp.	5.060%	7/22/32	600	621
[6]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,905
[6]	Bank of New York Mellon Corp.	5.834%	10/25/33	650	704
	Bank of New York Mellon Corp.	4.706%	2/1/34	350	352
[6]	Bank of New York Mellon Corp.	4.967%	4/26/34	825	845
[6]	Bank of New York Mellon Corp.	5.188%	3/14/35	825	857
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,247
	Bank of Nova Scotia	2.700%	8/3/26	725	707
	Bank of Nova Scotia	1.300%	9/15/26	1,000	948
	Bank of Nova Scotia	1.950%	2/2/27	500	476
[6]	Bank of Nova Scotia	5.400%	6/4/27	375	387
	Bank of Nova Scotia	5.250%	6/12/28	800	828
[6]	Bank of Nova Scotia	5.450%	8/1/29	345	361
	Bank of Nova Scotia	2.150%	8/1/31	1,000	866
	Bank of Nova Scotia	2.450%	2/2/32	500	436
	Bank of Nova Scotia	5.650%	2/1/34	850	910
	Bank of Nova Scotia	4.588%	5/4/37	1,025	977
	Bank OZK	2.750%	10/1/31	285	233
	BankUnited Inc.	4.875%	11/17/25	219	218
	BankUnited Inc.	5.125%	6/11/30	250	245
	Barclays plc	4.375%	1/12/26	1,200	1,198
[6]	Barclays plc	2.852%	5/7/26	2,025	1,999
	Barclays plc	5.200%	5/12/26	1,260	1,268
	Barclays plc	7.325%	11/2/26	1,500	1,540
	Barclays plc	5.829%	5/9/27	2,675	2,726
	Barclays plc	4.337%	1/10/28	1,000	993
	Barclays plc	5.674%	3/12/28	800	822
	Barclays plc	4.836%	5/9/28	4,750	4,753
	Barclays plc	5.501%	8/9/28	1,225	1,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	4.837%	9/10/28	328	331
	Barclays plc	7.385%	11/2/28	1,500	1,620
[6]	Barclays plc	4.972%	5/16/29	1,000	1,011
	Barclays plc	6.490%	9/13/29	390	416
	Barclays plc	5.690%	3/12/30	1,475	1,534
[6]	Barclays plc	5.088%	6/20/30	2,975	2,984
	Barclays plc	4.942%	9/10/30	594	599
	Barclays plc	2.645%	6/24/31	4,100	3,664
	Barclays plc	2.667%	3/10/32	1,750	1,534
	Barclays plc	5.746%	8/9/33	845	883
	Barclays plc	7.437%	11/2/33	3,500	4,041
	Barclays plc	6.224%	5/9/34	1,664	1,792
	Barclays plc	7.119%	6/27/34	500	557
	Barclays plc	6.692%	9/13/34	1,050	1,168
	Barclays plc	5.335%	9/10/35	610	617
	Barclays plc	3.564%	9/23/35	700	636
	Barclays plc	5.250%	8/17/45	500	506
	Barclays plc	4.950%	1/10/47	1,300	1,259
	Barclays plc	6.036%	3/12/55	1,000	1,092
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,343
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	203
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	148
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	589
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	523
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,838
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,451
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,980	2,794
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	330
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	750	633
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,193
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	824
	BGC Group Inc.	8.000%	5/25/28	500	538
	BlackRock Funding Inc.	4.600%	7/26/27	600	614
	BlackRock Funding Inc.	4.700%	3/14/29	825	848
	BlackRock Funding Inc.	5.000%	3/14/34	1,075	1,120
	BlackRock Funding Inc.	4.900%	1/8/35	750	774
	BlackRock Funding Inc.	5.250%	3/14/54	825	854
	BlackRock Funding Inc.	5.350%	1/8/55	750	788
	BlackRock Inc.	3.200%	3/15/27	550	542
	BlackRock Inc.	3.250%	4/30/29	1,000	971
	BlackRock Inc.	2.400%	4/30/30	1,250	1,143
	BlackRock Inc.	1.900%	1/28/31	915	799
	BlackRock Inc.	2.100%	2/25/32	950	821
	BlackRock Inc.	4.750%	5/25/33	825	849
	BlackRock TCP Capital Corp.	6.950%	5/30/29	500	510
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,363
	Blackstone Private Credit Fund	3.250%	3/15/27	725	691
[11]	Blackstone Private Credit Fund	4.950%	9/26/27	350	347
[11]	Blackstone Private Credit Fund	7.300%	11/27/28	1,000	1,064
[11]	Blackstone Private Credit Fund	6.250%	1/25/31	410	421
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	490
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	478
	Blackstone Secured Lending Fund	5.875%	11/15/27	1,000	1,017
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	684
	Blue Owl Capital Corp.	3.400%	7/15/26	1,137	1,101
	Blue Owl Capital Corp.	2.625%	1/15/27	500	472
	Blue Owl Capital Corp.	2.875%	6/11/28	246	225
	Blue Owl Capital Corp.	5.950%	3/15/29	500	511
[6]	Blue Owl Credit Income Corp.	4.700%	2/8/27	800	785
	Blue Owl Credit Income Corp.	7.950%	6/13/28	500	534
	Blue Owl Credit Income Corp.	7.750%	1/15/29	1,350	1,441
[11]	Blue Owl Credit Income Corp.	6.600%	9/15/29	500	513
[11]	Blue Owl Credit Income Corp.	5.800%	3/15/30	845	837
[11]	Blue Owl Finance LLC	6.250%	4/18/34	850	890
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	500	466
[11]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	1,000	1,004
[11]	BNP Paribas SA	3.052%	1/13/31	1,175	1,084
[6]	BPCE SA	3.375%	12/2/26	250	246
	Brighthouse Financial Inc.	5.625%	5/15/30	500	518
	Brighthouse Financial Inc.	4.700%	6/22/47	487	401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookfield Finance Inc.	4.250%	6/2/26	150	150
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	986
	Brookfield Finance Inc.	4.850%	3/29/29	600	611
	Brookfield Finance Inc.	4.350%	4/15/30	320	317
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,076
	Brookfield Finance Inc.	6.350%	1/5/34	500	550
	Brookfield Finance Inc.	5.675%	1/15/35	500	524
	Brookfield Finance Inc.	4.700%	9/20/47	750	694
	Brookfield Finance Inc.	3.500%	3/30/51	250	188
	Brookfield Finance Inc.	3.625%	2/15/52	500	376
	Brookfield Finance Inc.	5.968%	3/4/54	730	793
	Brookfield Finance LLC	3.450%	4/15/50	1,200	890
	Brown & Brown Inc.	4.500%	3/15/29	275	276
	Brown & Brown Inc.	2.375%	3/15/31	1,000	866
	Brown & Brown Inc.	4.200%	3/17/32	500	479
	Brown & Brown Inc.	5.650%	6/11/34	500	524
	Brown & Brown Inc.	4.950%	3/17/52	575	526
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	483
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	1,001
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	500	513
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	688
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	560	575
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	500	503
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	500	512
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	500	531
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	500	519
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	889
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	390	426
	Capital One Financial Corp.	4.200%	10/29/25	500	496
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,149
	Capital One Financial Corp.	3.750%	7/28/26	250	247
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,061
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,720
	Capital One Financial Corp.	7.149%	10/29/27	800	843
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,701
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,958
	Capital One Financial Corp.	5.468%	2/1/29	2,693	2,761
	Capital One Financial Corp.	6.312%	6/8/29	550	579
	Capital One Financial Corp.	5.700%	2/1/30	1,616	1,675
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,269
[6]	Capital One Financial Corp.	7.624%	10/30/31	800	910
	Capital One Financial Corp.	2.359%	7/29/32	800	655
	Capital One Financial Corp.	5.817%	2/1/34	2,297	2,391
	Capital One Financial Corp.	6.377%	6/8/34	2,000	2,161
	Capital One Financial Corp.	6.051%	2/1/35	2,435	2,578
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,276
	Cboe Global Markets Inc.	1.625%	12/15/30	500	430
	Charles Schwab Corp.	0.900%	3/11/26	1,000	953
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,861
	Charles Schwab Corp.	5.875%	8/24/26	820	844
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,075
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,277
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,192
	Charles Schwab Corp.	3.200%	1/25/28	400	388
	Charles Schwab Corp.	4.000%	2/1/29	440	438
	Charles Schwab Corp.	3.250%	5/22/29	475	457
	Charles Schwab Corp.	2.750%	10/1/29	300	280
	Charles Schwab Corp.	6.196%	11/17/29	1,005	1,073
	Charles Schwab Corp.	2.300%	5/13/31	1,000	883
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,320
	Charles Schwab Corp.	2.900%	3/3/32	825	741
	Charles Schwab Corp.	5.853%	5/19/34	1,000	1,071
	Charles Schwab Corp.	6.136%	8/24/34	1,310	1,432
	Chubb Corp.	6.000%	5/11/37	375	420
[6]	Chubb Corp.	6.500%	5/15/38	1,322	1,551
	Chubb INA Holdings LLC	3.350%	5/3/26	2,200	2,174
	Chubb INA Holdings LLC	1.375%	9/15/30	1,000	857
	Chubb INA Holdings LLC	5.000%	3/15/34	820	851
	Chubb INA Holdings LLC	6.700%	5/15/36	180	212
	Chubb INA Holdings LLC	4.150%	3/13/43	225	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings LLC	4.350%	11/3/45	800	738
	Chubb INA Holdings LLC	2.850%	12/15/51	500	348
	Chubb INA Holdings LLC	3.050%	12/15/61	1,000	682
	CI Financial Corp.	3.200%	12/17/30	707	599
[6]	Cincinnati Financial Corp.	6.920%	5/15/28	300	328
	Cincinnati Financial Corp.	6.125%	11/1/34	275	299
[6]	Citibank NA	5.438%	4/30/26	1,675	1,708
	Citibank NA	4.929%	8/6/26	700	710
[6]	Citibank NA	5.488%	12/4/26	2,000	2,058
	Citibank NA	5.803%	9/29/28	2,025	2,143
	Citibank NA	4.838%	8/6/29	1,700	1,739
[6]	Citibank NA	5.570%	4/30/34	1,200	1,280
	Citigroup Inc.	3.700%	1/12/26	400	397
	Citigroup Inc.	4.600%	3/9/26	975	977
	Citigroup Inc.	3.400%	5/1/26	750	741
	Citigroup Inc.	3.200%	10/21/26	3,000	2,938
	Citigroup Inc.	4.300%	11/20/26	775	774
	Citigroup Inc.	4.450%	9/29/27	3,825	3,828
[6]	Citigroup Inc.	3.887%	1/10/28	7,499	7,423
	Citigroup Inc.	6.625%	1/15/28	800	857
[6]	Citigroup Inc.	3.070%	2/24/28	2,200	2,138
	Citigroup Inc.	4.658%	5/24/28	1,000	1,008
[6]	Citigroup Inc.	3.668%	7/24/28	2,675	2,627
	Citigroup Inc.	4.125%	7/25/28	425	421
[6]	Citigroup Inc.	3.520%	10/27/28	2,760	2,694
	Citigroup Inc.	5.174%	2/13/30	2,025	2,079
[6]	Citigroup Inc.	3.980%	3/20/30	2,000	1,959
	Citigroup Inc.	4.542%	9/19/30	1,395	1,397
[6]	Citigroup Inc.	2.976%	11/5/30	1,175	1,092
[6]	Citigroup Inc.	2.666%	1/29/31	175	159
[6]	Citigroup Inc.	4.412%	3/31/31	8,750	8,686
[6]	Citigroup Inc.	2.572%	6/3/31	2,500	2,248
	Citigroup Inc.	6.625%	6/15/32	750	831
	Citigroup Inc.	2.520%	11/3/32	2,000	1,734
	Citigroup Inc.	3.057%	1/25/33	750	670
	Citigroup Inc.	5.875%	2/22/33	200	213
	Citigroup Inc.	3.785%	3/17/33	2,600	2,435
	Citigroup Inc.	4.910%	5/24/33	1,000	1,007
	Citigroup Inc.	6.000%	10/31/33	925	997
	Citigroup Inc.	6.270%	11/17/33	5,000	5,491
	Citigroup Inc.	6.174%	5/25/34	2,250	2,401
	Citigroup Inc.	5.827%	2/13/35	2,000	2,087
	Citigroup Inc.	6.125%	8/25/36	1,699	1,847
[6]	Citigroup Inc.	3.878%	1/24/39	1,100	982
	Citigroup Inc.	8.125%	7/15/39	1,099	1,459
[6]	Citigroup Inc.	5.316%	3/26/41	4,950	5,073
	Citigroup Inc.	5.875%	1/30/42	800	878
	Citigroup Inc.	6.675%	9/13/43	500	589
	Citigroup Inc.	5.300%	5/6/44	750	762
	Citigroup Inc.	4.650%	7/30/45	1,200	1,136
	Citigroup Inc.	4.750%	5/18/46	825	774
	Citigroup Inc.	4.650%	7/23/48	1,480	1,397
[6]	Citizens Bank NA	3.750%	2/18/26	500	493
	Citizens Bank NA	4.575%	8/9/28	575	574
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,161
	Citizens Financial Group Inc.	5.841%	1/23/30	800	832
	Citizens Financial Group Inc.	2.500%	2/6/30	450	400
	Citizens Financial Group Inc.	4.300%	2/11/31	825	767
	Citizens Financial Group Inc.	2.638%	9/30/32	180	149
	Citizens Financial Group Inc.	6.645%	4/25/35	625	686
	CME Group Inc.	3.750%	6/15/28	300	298
	CME Group Inc.	2.650%	3/15/32	1,000	904
	CME Group Inc.	5.300%	9/15/43	720	773
	CME Group Inc.	4.150%	6/15/48	500	452
	CNA Financial Corp.	3.450%	8/15/27	400	391
	CNA Financial Corp.	3.900%	5/1/29	800	785
	CNA Financial Corp.	5.125%	2/15/34	638	652
	CNO Financial Group Inc.	6.450%	6/15/34	585	618
	Comerica Inc.	4.000%	2/1/29	415	402
	Comerica Inc.	5.982%	1/30/30	790	814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Bank of Australia	5.316%	3/13/26	900	916
	Cooperatieve Rabobank UA	4.850%	1/9/26	600	605
[6]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,773
	Cooperatieve Rabobank UA	5.500%	10/5/26	600	617
	Cooperatieve Rabobank UA	4.800%	1/9/29	600	615
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	803
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,349
	Corebridge Financial Inc.	3.650%	4/5/27	1,000	984
	Corebridge Financial Inc.	3.850%	4/5/29	1,250	1,218
	Corebridge Financial Inc.	3.900%	4/5/32	500	469
	Corebridge Financial Inc.	6.050%	9/15/33	500	533
	Corebridge Financial Inc.	5.750%	1/15/34	1,300	1,370
	Corebridge Financial Inc.	4.350%	4/5/42	500	442
	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,711
	Corebridge Financial Inc.	6.375%	9/15/54	625	631
	Credit Suisse USA LLC	7.125%	7/15/32	465	537
[6]	Deutsche Bank AG	4.100%	1/13/26	400	396
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,445
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,550
	Deutsche Bank AG	7.146%	7/13/27	1,500	1,562
	Deutsche Bank AG	2.311%	11/16/27	500	475
	Deutsche Bank AG	2.552%	1/7/28	1,005	958
	Deutsche Bank AG	5.706%	2/8/28	540	552
	Deutsche Bank AG	6.720%	1/18/29	1,555	1,646
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,075
	Deutsche Bank AG	5.882%	7/8/31	200	205
[6]	Deutsche Bank AG	3.547%	9/18/31	900	838
	Deutsche Bank AG	3.729%	1/14/32	1,730	1,554
	Deutsche Bank AG	3.035%	5/28/32	1,005	895
	Deutsche Bank AG	4.875%	12/1/32	570	562
	Deutsche Bank AG	3.742%	1/7/33	1,393	1,219
	Deutsche Bank AG	7.079%	2/10/34	1,150	1,240
	Deutsche Bank AG	5.403%	9/11/35	500	504
[6]	Discover Bank	4.250%	3/13/26	2,043	2,033
[6]	Discover Bank	3.450%	7/27/26	1,455	1,425
[6]	Discover Bank	4.650%	9/13/28	500	500
[6]	Discover Bank	2.700%	2/6/30	400	360
	Discover Financial Services	4.500%	1/30/26	3,183	3,179
	Discover Financial Services	6.700%	11/29/32	550	604
	Eaton Vance Corp.	3.500%	4/6/27	511	503
	Enact Holdings Inc.	6.250%	5/28/29	630	655
	Enstar Finance LLC	5.500%	1/15/42	500	467
	Enstar Group Ltd.	4.950%	6/1/29	486	489
	Enstar Group Ltd.	3.100%	9/1/31	500	432
	Equitable Holdings Inc.	4.350%	4/20/28	3,460	3,447
	Equitable Holdings Inc.	5.594%	1/11/33	500	524
	Equitable Holdings Inc.	5.000%	4/20/48	815	779
	Essent Group Ltd.	6.250%	7/1/29	420	438
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	279
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	364
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	836
	F&G Annuities & Life Inc.	7.400%	1/13/28	400	422
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	405
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	599
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	914
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	674
[11]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	500	527
[11]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	825	883
[11]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	500	521
	Fidelity National Financial Inc.	3.400%	6/15/30	500	466
	Fidelity National Financial Inc.	2.450%	3/15/31	475	412
	Fidelity National Financial Inc.	3.200%	9/17/51	500	335
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,438
	Fifth Third Bancorp	1.707%	11/1/27	500	473
	Fifth Third Bancorp	3.950%	3/14/28	300	297
	Fifth Third Bancorp	4.055%	4/25/28	500	494
	Fifth Third Bancorp	6.339%	7/27/29	800	850
	Fifth Third Bancorp	4.772%	7/28/30	400	403
	Fifth Third Bancorp	5.631%	1/29/32	1,225	1,279
	Fifth Third Bancorp	4.337%	4/25/33	500	480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	8.250%	3/1/38	710	894
[6]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,485
[6]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,113
	First American Financial Corp.	2.400%	8/15/31	600	504
[6]	First Horizon Bank	5.750%	5/1/30	340	345
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	366
	Franklin Resources Inc.	1.600%	10/30/30	500	424
	Franklin Resources Inc.	2.950%	8/12/51	500	340
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,540
	FS KKR Capital Corp.	7.875%	1/15/29	900	967
	FS KKR Capital Corp.	6.875%	8/15/29	300	312
	GATX Corp.	3.850%	3/30/27	910	897
	GATX Corp.	3.500%	3/15/28	200	193
	GATX Corp.	4.550%	11/7/28	600	603
	GATX Corp.	4.700%	4/1/29	275	277
	GATX Corp.	4.000%	6/30/30	460	446
	GATX Corp.	1.900%	6/1/31	500	418
	GATX Corp.	3.500%	6/1/32	500	459
	GATX Corp.	5.450%	9/15/33	500	518
	GATX Corp.	6.050%	3/15/34	500	538
	GATX Corp.	6.900%	5/1/34	500	569
	GATX Corp.	5.200%	3/15/44	150	145
	GATX Corp.	4.500%	3/30/45	150	130
	GATX Corp.	3.100%	6/1/51	500	341
	GATX Corp.	6.050%	6/5/54	500	540
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	930	909
	Globe Life Inc.	4.550%	9/15/28	385	385
	Globe Life Inc.	2.150%	8/15/30	500	431
[6]	Goldman Sachs Bank USA	5.283%	3/18/27	1,650	1,671
	Goldman Sachs Bank USA	5.414%	5/21/27	1,675	1,702
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	487
	Goldman Sachs Capital I	6.345%	2/15/34	1,225	1,322
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,434
[6]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,919
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,067
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,090
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,914
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,673
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,355
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,322
[6]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,954
[6]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,176
[6]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,137
	Goldman Sachs Group Inc.	6.484%	10/24/29	2,025	2,181
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	6,249
	Goldman Sachs Group Inc.	5.727%	4/25/30	1,050	1,103
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,881
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,649
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,970	3,442
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,986
	Goldman Sachs Group Inc.	3.102%	2/24/33	2,735	2,460
	Goldman Sachs Group Inc.	6.561%	10/24/34	500	564
	Goldman Sachs Group Inc.	5.851%	4/25/35	1,550	1,666
	Goldman Sachs Group Inc.	5.330%	7/23/35	2,000	2,072
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,341
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,000	2,303
[6]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	2,022
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,376
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,482
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,518
[6]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,669
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	2,073
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	509
	Golub Capital BDC Inc.	2.500%	8/24/26	684	650
	Golub Capital BDC Inc.	2.050%	2/15/27	290	268
	Golub Capital BDC Inc.	7.050%	12/5/28	500	527
[11]	Golub Capital Private Credit Fund	5.800%	9/12/29	300	299
[11]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	500	512
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	269
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	655
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	448
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	391
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	473
[11]	HPS Corporate Lending Fund	6.250%	9/30/29	500	509
[6]	HSBC Bank USA NA	5.875%	11/1/34	250	269
[6]	HSBC Bank USA NA	7.000%	1/15/39	650	773
	HSBC Holdings plc	4.300%	3/8/26	2,678	2,673
	HSBC Holdings plc	3.900%	5/25/26	1,463	1,451
[6]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,998
	HSBC Holdings plc	7.336%	11/3/26	250	257
	HSBC Holdings plc	4.375%	11/23/26	3,000	2,987
	HSBC Holdings plc	1.589%	5/24/27	600	572
	HSBC Holdings plc	2.251%	11/22/27	2,145	2,047
[6]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,979
	HSBC Holdings plc	4.755%	6/9/28	3,020	3,041
	HSBC Holdings plc	5.210%	8/11/28	2,950	3,010
[6]	HSBC Holdings plc	2.013%	9/22/28	8,000	7,466
	HSBC Holdings plc	7.390%	11/3/28	850	920
	HSBC Holdings plc	6.161%	3/9/29	708	745
[6]	HSBC Holdings plc	4.583%	6/19/29	1,900	1,901
	HSBC Holdings plc	2.206%	8/17/29	2,000	1,833
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,286
[6]	HSBC Holdings plc	3.973%	5/22/30	2,100	2,047
[6]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,821
[6]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,518
[6]	HSBC Holdings plc	7.625%	5/17/32	400	456
	HSBC Holdings plc	2.804%	5/24/32	2,500	2,211
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,638
[6]	HSBC Holdings plc	7.350%	11/27/32	400	442
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,356
	HSBC Holdings plc	5.402%	8/11/33	1,045	1,083
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,488
	HSBC Holdings plc	6.254%	3/9/34	1,700	1,856
	HSBC Holdings plc	6.547%	6/20/34	800	876
	HSBC Holdings plc	7.399%	11/13/34	1,740	1,998
	HSBC Holdings plc	5.719%	3/4/35	1,000	1,063
[6]	HSBC Holdings plc	6.500%	5/2/36	1,785	1,940
	HSBC Holdings plc	6.500%	9/15/37	600	663
[6]	HSBC Holdings plc	6.500%	9/15/37	660	723
[6]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,637
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,376
	HSBC Holdings plc	6.332%	3/9/44	2,350	2,654
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,689
	Huntington Bancshares Inc.	4.443%	8/4/28	525	526
	Huntington Bancshares Inc.	6.208%	8/21/29	840	889
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	1,016
	Huntington Bancshares Inc.	5.023%	5/17/33	500	496
	Huntington Bancshares Inc.	5.709%	2/2/35	995	1,037
	Huntington Bancshares Inc.	2.487%	8/15/36	400	325
[6]	Huntington National Bank	4.270%	11/25/26	450	440
	Huntington National Bank	4.552%	5/17/28	500	500
	Huntington National Bank	5.650%	1/10/30	500	523
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	450	444
	ING Groep NV	3.950%	3/29/27	1,300	1,289
	ING Groep NV	6.083%	9/11/27	1,900	1,959
	ING Groep NV	4.017%	3/28/28	700	695
	ING Groep NV	4.550%	10/2/28	1,000	1,007
	ING Groep NV	4.050%	4/9/29	610	603
	ING Groep NV	5.335%	3/19/30	2,000	2,070
	ING Groep NV	6.114%	9/11/34	1,600	1,745
	ING Groep NV	5.550%	3/19/35	1,300	1,363
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,094
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	195
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	501
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	493
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	302
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,997
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,700	1,409
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,300	1,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,132
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	532
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	739
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	823
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,136
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	306
	Invesco Finance plc	3.750%	1/15/26	800	794
	Invesco Finance plc	5.375%	11/30/43	900	901
	Jackson Financial Inc.	3.125%	11/23/31	500	438
	Jackson Financial Inc.	4.000%	11/23/51	500	366
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	607
	Jefferies Financial Group Inc.	5.875%	7/21/28	600	626
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	1,074
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	427
	Jefferies Financial Group Inc.	6.200%	4/14/34	2,150	2,302
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	346
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	384
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,519
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,109
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,537
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,203
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,845
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,649
[6]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,713
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,301
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	958
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,895
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	985
	JPMorgan Chase & Co.	5.040%	1/23/28	2,045	2,080
[6]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,482
	JPMorgan Chase & Co.	5.571%	4/22/28	1,675	1,727
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,503
[6]	JPMorgan Chase & Co.	3.540%	5/1/28	775	761
[6]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,694
	JPMorgan Chase & Co.	4.979%	7/22/28	810	826
	JPMorgan Chase & Co.	4.851%	7/25/28	1,650	1,680
[6]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,832
[6]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,682
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,850
[6]	JPMorgan Chase & Co.	4.203%	7/23/29	550	548
	JPMorgan Chase & Co.	5.299%	7/24/29	2,300	2,379
	JPMorgan Chase & Co.	6.087%	10/23/29	978	1,042
	JPMorgan Chase & Co.	5.012%	1/23/30	1,600	1,641
	JPMorgan Chase & Co.	5.581%	4/22/30	6,675	7,008
[6]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,556
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,361
	JPMorgan Chase & Co.	4.995%	7/22/30	1,550	1,593
[6]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,854
[6]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,707
[6]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,221
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	860
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,533
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,567
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,397
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	3,044
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	2,000
	JPMorgan Chase & Co.	4.912%	7/25/33	1,600	1,634
	JPMorgan Chase & Co.	5.350%	6/1/34	2,830	2,961
	JPMorgan Chase & Co.	6.254%	10/23/34	2,500	2,780
	JPMorgan Chase & Co.	5.336%	1/23/35	2,675	2,797
	JPMorgan Chase & Co.	5.766%	4/22/35	1,675	1,804
	JPMorgan Chase & Co.	5.294%	7/22/35	1,400	1,461
	JPMorgan Chase & Co.	6.400%	5/15/38	2,000	2,358
[6]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,947
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,471
[6]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	6,444
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,278
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,370
	JPMorgan Chase & Co.	5.625%	8/16/43	1,000	1,086
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	JPMorgan Chase & Co.	4.260%	2/22/48	525	476
[6]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	3,022
[6]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,419
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,548
	JPMorgan Chase Bank NA	5.110%	12/8/26	1,335	1,365
	Kemper Corp.	3.800%	2/23/32	500	455
	KeyBank NA	4.700%	1/26/26	650	651
[6]	KeyBank NA	5.850%	11/15/27	1,300	1,347
[6]	KeyBank NA	4.390%	12/14/27	300	298
[6]	KeyBank NA	6.950%	2/1/28	250	265
[6]	KeyBank NA	4.900%	8/8/32	525	510
	KeyBank NA	5.000%	1/26/33	650	644
[6]	KeyCorp	4.150%	10/29/25	850	845
[6]	KeyCorp	2.250%	4/6/27	750	710
[6]	KeyCorp	4.100%	4/30/28	1,400	1,379
[6]	KeyCorp	2.550%	10/1/29	600	544
[6]	KeyCorp	4.789%	6/1/33	790	774
	KeyCorp	6.401%	3/6/35	825	896
	Lazard Group LLC	3.625%	3/1/27	1,350	1,322
	Lazard Group LLC	4.500%	9/19/28	425	423
	Lazard Group LLC	6.000%	3/15/31	500	527
	Legg Mason Inc.	4.750%	3/15/26	425	428
	Legg Mason Inc.	5.625%	1/15/44	450	470
	Lincoln National Corp.	3.625%	12/12/26	250	247
	Lincoln National Corp.	3.800%	3/1/28	850	834
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,119
	Lincoln National Corp.	4.375%	6/15/50	500	408
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,043
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	998
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,314
	Lloyds Banking Group plc	5.985%	8/7/27	1,240	1,273
	Lloyds Banking Group plc	3.750%	3/18/28	700	689
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	3,021
[6]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,192
	Lloyds Banking Group plc	5.871%	3/6/29	1,400	1,460
	Lloyds Banking Group plc	5.721%	6/5/30	700	734
	Lloyds Banking Group plc	7.953%	11/15/33	2,575	3,011
	Lloyds Banking Group plc	5.679%	1/5/35	2,250	2,369
	Lloyds Banking Group plc	3.369%	12/14/46	520	388
	Lloyds Banking Group plc	4.344%	1/9/48	850	722
	Loews Corp.	3.750%	4/1/26	695	691
	Loews Corp.	3.200%	5/15/30	500	472
	Loews Corp.	6.000%	2/1/35	250	276
	Loews Corp.	4.125%	5/15/43	275	243
	LPL Holdings Inc.	5.700%	5/20/27	500	511
	LPL Holdings Inc.	6.750%	11/17/28	600	645
	LPL Holdings Inc.	6.000%	5/20/34	500	522
	M&T Bank Corp.	4.553%	8/16/28	500	500
	M&T Bank Corp.	7.413%	10/30/29	1,500	1,643
	M&T Bank Corp.	6.082%	3/13/32	415	439
	M&T Bank Corp.	5.053%	1/27/34	880	872
	Main Street Capital Corp.	3.000%	7/14/26	458	439
	Main Street Capital Corp.	6.500%	6/4/27	700	716
	Main Street Capital Corp.	6.950%	3/1/29	450	470
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	500	503
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,145	1,144
[6]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	243
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,523	2,535
	Manulife Financial Corp.	4.150%	3/4/26	575	574
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,086
[6]	Manulife Financial Corp.	4.061%	2/24/32	760	749
	Manulife Financial Corp.	5.375%	3/4/46	850	881
	Markel Group Inc.	3.500%	11/1/27	200	195
	Markel Group Inc.	3.350%	9/17/29	250	237
	Markel Group Inc.	5.000%	4/5/46	1,100	1,023
	Markel Group Inc.	4.300%	11/1/47	200	168
	Markel Group Inc.	5.000%	5/20/49	200	188
	Markel Group Inc.	3.450%	5/7/52	500	354
	Markel Group Inc.	6.000%	5/16/54	500	532
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	875	885
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	595
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	219
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,155
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	400	427
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	400	419
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	395
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	179
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,600	1,534
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	135
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	582
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	265	276
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	800	860
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	364	377
	Mastercard Inc.	2.950%	11/21/26	510	500
	Mastercard Inc.	3.300%	3/26/27	2,550	2,514
	Mastercard Inc.	4.100%	1/15/28	502	506
	Mastercard Inc.	3.500%	2/26/28	450	445
	Mastercard Inc.	4.875%	3/9/28	500	516
	Mastercard Inc.	2.950%	6/1/29	500	479
	Mastercard Inc.	3.350%	3/26/30	1,250	1,208
	Mastercard Inc.	1.900%	3/15/31	1,550	1,359
	Mastercard Inc.	2.000%	11/18/31	700	605
	Mastercard Inc.	4.350%	1/15/32	1,009	1,014
	Mastercard Inc.	4.875%	5/9/34	500	517
	Mastercard Inc.	4.550%	1/15/35	829	833
	Mastercard Inc.	3.800%	11/21/46	350	298
	Mastercard Inc.	3.950%	2/26/48	550	478
	Mastercard Inc.	3.650%	6/1/49	835	684
	Mastercard Inc.	3.850%	3/26/50	1,400	1,183
	Mastercard Inc.	2.950%	3/15/51	500	356
	Mercury General Corp.	4.400%	3/15/27	315	312
	MetLife Inc.	3.600%	11/13/25	561	557
	MetLife Inc.	4.550%	3/23/30	956	978
	MetLife Inc.	6.500%	12/15/32	250	285
	MetLife Inc.	5.375%	7/15/33	1,103	1,173
	MetLife Inc.	6.375%	6/15/34	505	572
	MetLife Inc.	5.300%	12/15/34	670	704
	MetLife Inc.	5.700%	6/15/35	425	463
[6]	MetLife Inc.	6.400%	12/15/36	1,505	1,595
	MetLife Inc.	5.875%	2/6/41	645	703
	MetLife Inc.	4.875%	11/13/43	1,396	1,372
	MetLife Inc.	4.721%	12/15/44	150	142
	MetLife Inc.	4.050%	3/1/45	1,000	873
	MetLife Inc.	5.000%	7/15/52	1,600	1,582
	MetLife Inc.	5.250%	1/15/54	630	649
	MGIC Investment Corp.	5.250%	8/15/28	150	149
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	234
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	681
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,268
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	476
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	980
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,608
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	671
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	637
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,493
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	1,030
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,269
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	786
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,071
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	750	776
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	880
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,164
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	293
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	644
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	3,102	3,264
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	1,350	1,420
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	192
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,325
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,900
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	642
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	397
	Mizuho Financial Group Inc.	5.778%	7/6/29	1,025	1,072
[6]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	991
[6]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,258
[6]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	900
	Mizuho Financial Group Inc.	2.564%	9/13/31	1,000	856
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,285
	Mizuho Financial Group Inc.	5.754%	5/27/34	1,200	1,279
	Mizuho Financial Group Inc.	5.748%	7/6/34	2,140	2,281
	Mizuho Financial Group Inc.	5.579%	5/26/35	1,000	1,056
	Mizuho Financial Group Inc.	5.594%	7/10/35	900	950
	Morgan Stanley	5.000%	11/24/25	1,100	1,106
[6]	Morgan Stanley	3.875%	1/27/26	1,800	1,792
[6]	Morgan Stanley	3.125%	7/27/26	3,150	3,094
[6]	Morgan Stanley	6.250%	8/9/26	1,294	1,342
[6]	Morgan Stanley	4.350%	9/8/26	6,479	6,494
	Morgan Stanley	6.138%	10/16/26	1,000	1,016
	Morgan Stanley	0.985%	12/10/26	3,600	3,449
	Morgan Stanley	3.625%	1/20/27	2,135	2,115
	Morgan Stanley	3.950%	4/23/27	745	737
	Morgan Stanley	1.593%	5/4/27	5,398	5,167
[6]	Morgan Stanley	1.512%	7/20/27	1,500	1,426
	Morgan Stanley	2.475%	1/21/28	500	480
[6]	Morgan Stanley	5.652%	4/13/28	1,050	1,084
	Morgan Stanley	4.210%	4/20/28	1,375	1,372
[6]	Morgan Stanley	3.591%	7/22/28	3,040	2,978
	Morgan Stanley	6.296%	10/18/28	2,200	2,327
[6]	Morgan Stanley	3.772%	1/24/29	2,850	2,802
	Morgan Stanley	5.123%	2/1/29	1,700	1,742
[6]	Morgan Stanley	5.164%	4/20/29	2,600	2,672
	Morgan Stanley	5.449%	7/20/29	2,125	2,207
	Morgan Stanley	6.407%	11/1/29	1,625	1,746
	Morgan Stanley	5.173%	1/16/30	2,050	2,113
[6]	Morgan Stanley	4.431%	1/23/30	300	301
	Morgan Stanley	5.656%	4/18/30	1,050	1,105
	Morgan Stanley	5.042%	7/19/30	1,700	1,746
[6]	Morgan Stanley	2.699%	1/22/31	775	710
[6]	Morgan Stanley	3.622%	4/1/31	8,000	7,683
[6]	Morgan Stanley	1.794%	2/13/32	2,000	1,692
	Morgan Stanley	7.250%	4/1/32	705	837
[6]	Morgan Stanley	1.928%	4/28/32	2,200	1,866
[6]	Morgan Stanley	2.239%	7/21/32	3,500	3,011
[6]	Morgan Stanley	2.511%	10/20/32	2,000	1,746
	Morgan Stanley	2.943%	1/21/33	500	447
	Morgan Stanley	6.342%	10/18/33	2,500	2,779
[6]	Morgan Stanley	5.250%	4/21/34	2,050	2,118
[6]	Morgan Stanley	5.424%	7/21/34	2,500	2,609
	Morgan Stanley	6.627%	11/1/34	1,625	1,839
	Morgan Stanley	5.466%	1/18/35	2,453	2,565
	Morgan Stanley	5.831%	4/19/35	2,300	2,470
	Morgan Stanley	5.320%	7/19/35	1,700	1,766
	Morgan Stanley	2.484%	9/16/36	2,700	2,260
	Morgan Stanley	5.297%	4/20/37	1,625	1,637
	Morgan Stanley	5.948%	1/19/38	840	881
[6]	Morgan Stanley	3.971%	7/22/38	2,100	1,907
	Morgan Stanley	5.942%	2/7/39	1,975	2,072
	Morgan Stanley	3.217%	4/22/42	1,375	1,109
	Morgan Stanley	6.375%	7/24/42	2,400	2,831
	Morgan Stanley	4.300%	1/27/45	2,850	2,626
[6]	Morgan Stanley	4.375%	1/22/47	1,950	1,798
[6]	Morgan Stanley	5.597%	3/24/51	2,700	2,954
[6]	Morgan Stanley	2.802%	1/25/52	2,780	1,919
[6]	Morgan Stanley Bank NA	4.754%	4/21/26	1,365	1,378
[6]	Morgan Stanley Bank NA	5.882%	10/30/26	1,225	1,269
[6]	Morgan Stanley Bank NA	4.952%	1/14/28	800	812
[6]	Morgan Stanley Bank NA	5.504%	5/26/28	2,100	2,166
[6]	Morgan Stanley Bank NA	4.968%	7/14/28	850	868
[11]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	500	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nasdaq Inc.	3.850%	6/30/26	675	671
	Nasdaq Inc.	5.350%	6/28/28	1,000	1,038
	Nasdaq Inc.	1.650%	1/15/31	500	424
	Nasdaq Inc.	5.550%	2/15/34	1,000	1,054
	Nasdaq Inc.	2.500%	12/21/40	1,000	711
	Nasdaq Inc.	3.250%	4/28/50	165	119
	Nasdaq Inc.	3.950%	3/7/52	500	402
	Nasdaq Inc.	5.950%	8/15/53	1,000	1,089
	Nasdaq Inc.	6.100%	6/28/63	1,000	1,101
	National Australia Bank Ltd.	4.750%	12/10/25	600	604
	National Australia Bank Ltd.	3.375%	1/14/26	150	149
[6]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,743
	National Australia Bank Ltd.	5.087%	6/11/27	525	539
	National Australia Bank Ltd.	4.944%	1/12/28	850	871
	National Australia Bank Ltd.	4.900%	6/13/28	1,500	1,540
	National Australia Bank Ltd.	4.787%	1/10/29	600	616
	National Bank of Canada	5.600%	12/18/28	800	836
[6]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	51
	NatWest Group plc	4.800%	4/5/26	225	226
	NatWest Group plc	7.472%	11/10/26	2,175	2,240
	NatWest Group plc	5.847%	3/2/27	650	662
	NatWest Group plc	5.583%	3/1/28	500	513
[6]	NatWest Group plc	3.073%	5/22/28	2,450	2,368
	NatWest Group plc	5.516%	9/30/28	900	929
[6]	NatWest Group plc	4.892%	5/18/29	2,000	2,020
	NatWest Group plc	5.808%	9/13/29	800	837
[6]	NatWest Group plc	5.076%	1/27/30	3,140	3,198
[6]	NatWest Group plc	4.445%	5/8/30	175	174
	NatWest Group plc	4.964%	8/15/30	850	863
	NatWest Group plc	6.016%	3/2/34	650	703
	NatWest Group plc	6.475%	6/1/34	600	632
	NatWest Group plc	5.778%	3/1/35	1,250	1,330
[6]	NatWest Group plc	3.032%	11/28/35	1,200	1,068
	NMI Holdings Inc.	6.000%	8/15/29	123	127
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	952
	Nomura Holdings Inc.	5.594%	7/2/27	200	206
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,566
	Nomura Holdings Inc.	2.710%	1/22/29	1,350	1,250
	Nomura Holdings Inc.	5.605%	7/6/29	900	939
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,487
	Nomura Holdings Inc.	2.679%	7/16/30	750	671
	Nomura Holdings Inc.	2.608%	7/14/31	825	716
	Nomura Holdings Inc.	5.783%	7/3/34	850	893
	Northern Trust Corp.	3.950%	10/30/25	600	598
	Northern Trust Corp.	4.000%	5/10/27	925	926
	Northern Trust Corp.	3.650%	8/3/28	325	321
	Northern Trust Corp.	3.150%	5/3/29	500	482
[6]	Northern Trust Corp.	3.375%	5/8/32	275	268
	Northern Trust Corp.	6.125%	11/2/32	810	894
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	468
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	450	468
[11]	Oaktree Strategic Credit Fund	8.400%	11/14/28	450	487
	Old Republic International Corp.	3.875%	8/26/26	425	421
	Old Republic International Corp.	5.750%	3/28/34	300	315
	Old Republic International Corp.	3.850%	6/11/51	500	379
	ORIX Corp.	3.700%	7/18/27	650	639
	ORIX Corp.	4.650%	9/10/29	267	268
	ORIX Corp.	2.250%	3/9/31	1,000	863
	PartnerRe Finance B LLC	3.700%	7/2/29	390	378
	PartnerRe Finance B LLC	4.500%	10/1/50	500	462
[6]	PNC Bank NA	4.200%	11/1/25	825	822
[6]	PNC Bank NA	3.100%	10/25/27	250	242
[6]	PNC Bank NA	3.250%	1/22/28	600	581
[6]	PNC Bank NA	4.050%	7/26/28	1,000	993
[6]	PNC Bank NA	2.700%	10/22/29	300	275
	PNC Financial Services Group Inc.	5.812%	6/12/26	800	805
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	809
	PNC Financial Services Group Inc.	4.758%	1/26/27	850	853
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,921
	PNC Financial Services Group Inc.	5.102%	7/23/27	375	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	6.615%	10/20/27	800	836
	PNC Financial Services Group Inc.	5.300%	1/21/28	800	818
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,797
	PNC Financial Services Group Inc.	5.582%	6/12/29	800	833
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,238
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,050	1,097
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,090
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	665
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,323
	PNC Financial Services Group Inc.	5.068%	1/24/34	1,150	1,168
	PNC Financial Services Group Inc.	5.939%	8/18/34	915	986
	PNC Financial Services Group Inc.	6.875%	10/20/34	2,000	2,291
	PNC Financial Services Group Inc.	5.676%	1/22/35	2,650	2,811
	PNC Financial Services Group Inc.	5.401%	7/23/35	535	558
	Primerica Inc.	2.800%	11/19/31	500	440
	Principal Financial Group Inc.	3.100%	11/15/26	300	293
	Principal Financial Group Inc.	3.700%	5/15/29	500	488
	Principal Financial Group Inc.	2.125%	6/15/30	100	88
	Principal Financial Group Inc.	5.375%	3/15/33	500	523
	Principal Financial Group Inc.	4.625%	9/15/42	500	469
	Principal Financial Group Inc.	4.350%	5/15/43	340	306
	Principal Financial Group Inc.	4.300%	11/15/46	265	235
	Principal Financial Group Inc.	5.500%	3/15/53	500	513
[6]	Private Export Funding Corp.	3.650%	3/15/30	300	297
	Progressive Corp.	2.450%	1/15/27	1,602	1,548
	Progressive Corp.	4.000%	3/1/29	409	408
	Progressive Corp.	6.625%	3/1/29	150	165
	Progressive Corp.	3.000%	3/15/32	1,250	1,146
	Progressive Corp.	4.950%	6/15/33	450	466
	Progressive Corp.	3.700%	1/26/45	250	207
	Progressive Corp.	4.125%	4/15/47	385	340
	Progressive Corp.	4.200%	3/15/48	465	411
	Progressive Corp.	3.950%	3/26/50	870	733
	Progressive Corp.	3.700%	3/15/52	500	402
	Prospect Capital Corp.	3.364%	11/15/26	250	233
	Prospect Capital Corp.	3.437%	10/15/28	250	218
[6]	Prudential Financial Inc.	5.750%	7/15/33	345	381
[6]	Prudential Financial Inc.	5.700%	12/14/36	805	878
[6]	Prudential Financial Inc.	6.625%	12/1/37	300	350
[6]	Prudential Financial Inc.	6.625%	6/21/40	250	288
[6]	Prudential Financial Inc.	5.100%	8/15/43	225	210
[6]	Prudential Financial Inc.	4.600%	5/15/44	1,100	1,040
[6]	Prudential Financial Inc.	5.375%	5/15/45	346	344
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,564
[6]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,164
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,169
[6]	Prudential Financial Inc.	4.350%	2/25/50	935	830
[6]	Prudential Financial Inc.	3.700%	10/1/50	700	646
	Prudential Financial Inc.	5.125%	3/1/52	750	743
	Prudential Financial Inc.	6.000%	9/1/52	450	468
	Prudential Financial Inc.	6.750%	3/1/53	500	542
	Prudential Financial Inc.	6.500%	3/15/54	1,225	1,315
	Prudential Funding Asia plc	3.125%	4/14/30	740	697
	Prudential Funding Asia plc	3.625%	3/24/32	500	469
	Radian Group Inc.	6.200%	5/15/29	651	681
	Raymond James Financial Inc.	4.650%	4/1/30	250	256
	Raymond James Financial Inc.	4.950%	7/15/46	875	845
	Raymond James Financial Inc.	3.750%	4/1/51	500	393
[6]	Regions Bank	6.450%	6/26/37	500	537
	Regions Financial Corp.	1.800%	8/12/28	500	451
	Regions Financial Corp.	5.722%	6/6/30	850	881
	Regions Financial Corp.	5.502%	9/6/35	280	285
	Regions Financial Corp.	7.375%	12/10/37	500	575
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	326
	Reinsurance Group of America Inc.	3.900%	5/15/29	500	489
	Reinsurance Group of America Inc.	6.000%	9/15/33	575	617
	Reinsurance Group of America Inc.	5.750%	9/15/34	750	790
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	220
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	400	388
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	606	636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Royal Bank of Canada	4.875%	1/12/26	850	859
[6]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,343
[6]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,869
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,604
[6]	Royal Bank of Canada	1.150%	7/14/26	600	570
[6]	Royal Bank of Canada	1.400%	11/2/26	500	474
[6]	Royal Bank of Canada	4.875%	1/19/27	600	611
[6]	Royal Bank of Canada	2.050%	1/21/27	350	335
	Royal Bank of Canada	3.625%	5/4/27	925	916
[6]	Royal Bank of Canada	5.069%	7/23/27	700	711
[6]	Royal Bank of Canada	4.240%	8/3/27	675	679
[6]	Royal Bank of Canada	6.000%	11/1/27	875	923
[6]	Royal Bank of Canada	4.900%	1/12/28	850	869
[6]	Royal Bank of Canada	4.950%	2/1/29	600	618
[6]	Royal Bank of Canada	4.969%	8/2/30	475	487
[6]	Royal Bank of Canada	2.300%	11/3/31	3,650	3,193
	Royal Bank of Canada	3.875%	5/4/32	925	893
[6]	Royal Bank of Canada	5.000%	2/1/33	1,785	1,846
[6]	Royal Bank of Canada	5.000%	5/2/33	825	853
[6]	Royal Bank of Canada	5.150%	2/1/34	600	624
	Santander Holdings USA Inc.	3.244%	10/5/26	4,867	4,735
	Santander Holdings USA Inc.	2.490%	1/6/28	925	877
	Santander Holdings USA Inc.	6.499%	3/9/29	650	680
	Santander Holdings USA Inc.	6.174%	1/9/30	600	626
	Santander Holdings USA Inc.	7.660%	11/9/31	500	562
[6]	Santander UK Group Holdings plc	3.823%	11/3/28	500	489
	Santander UK Group Holdings plc	6.534%	1/10/29	1,100	1,166
	Santander UK Group Holdings plc	2.896%	3/15/32	500	444
	Selective Insurance Group Inc.	5.375%	3/1/49	240	238
	SiriusPoint Ltd.	7.000%	4/5/29	176	185
[11]	Sixth Street Lending Partners	6.500%	3/11/29	625	641
[11]	Sixth Street Lending Partners	5.750%	1/15/30	500	498
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	540	555
[11]	Societe Generale SA	3.000%	1/22/30	1,000	910
	State Street Corp.	5.104%	5/18/26	2,850	2,858
	State Street Corp.	2.650%	5/19/26	4,500	4,403
	State Street Corp.	5.272%	8/3/26	1,000	1,022
	State Street Corp.	5.751%	11/4/26	500	507
	State Street Corp.	4.993%	3/18/27	825	844
	State Street Corp.	5.820%	11/4/28	500	526
	State Street Corp.	4.530%	2/20/29	400	404
	State Street Corp.	5.684%	11/21/29	800	844
[6]	State Street Corp.	4.141%	12/3/29	800	798
	State Street Corp.	2.400%	1/24/30	625	577
	State Street Corp.	2.200%	3/3/31	500	442
	State Street Corp.	4.821%	1/26/34	610	618
	State Street Corp.	5.159%	5/18/34	1,000	1,039
[6]	State Street Corp.	3.031%	11/1/34	550	508
	State Street Corp.	6.123%	11/21/34	500	545
	Stewart Information Services Corp.	3.600%	11/15/31	375	329
	Stifel Financial Corp.	4.000%	5/15/30	100	96
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	794
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	530	544
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,168
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	948
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	634
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	984
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	501
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,544
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	500	518
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,660
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	3,650	3,609
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,735
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,250	3,267
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	941
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	1,038
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	369
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,079
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,146
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	861
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	1,380	1,484
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	2,600	2,800
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	850	902
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	429
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	814	930
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	625	673
	Synchrony Financial	3.700%	8/4/26	500	491
	Synchrony Financial	3.950%	12/1/27	1,125	1,092
	Synchrony Financial	2.875%	10/28/31	400	340
	Synovus Bank	5.625%	2/15/28	1,050	1,055
[6]	Toronto-Dominion Bank	0.750%	1/6/26	900	863
	Toronto-Dominion Bank	5.103%	1/9/26	850	859
[6]	Toronto-Dominion Bank	5.532%	7/17/26	1,000	1,025
[6]	Toronto-Dominion Bank	1.250%	9/10/26	600	569
[6]	Toronto-Dominion Bank	1.950%	1/12/27	500	479
[6]	Toronto-Dominion Bank	2.800%	3/10/27	1,250	1,212
[6]	Toronto-Dominion Bank	4.980%	4/5/27	675	689
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	2,050
	Toronto-Dominion Bank	5.156%	1/10/28	1,085	1,117
[6]	Toronto-Dominion Bank	5.523%	7/17/28	1,000	1,046
[6]	Toronto-Dominion Bank	4.994%	4/5/29	675	696
[6]	Toronto-Dominion Bank	2.000%	9/10/31	600	520
[6]	Toronto-Dominion Bank	3.625%	9/15/31	500	491
[6]	Toronto-Dominion Bank	2.450%	1/12/32	500	438
[6]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	2,060
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	2,036
	Toronto-Dominion Bank	5.146%	9/10/34	500	506
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	821
	Travelers Cos. Inc.	6.750%	6/20/36	475	561
[6]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,210
	Travelers Cos. Inc.	5.350%	11/1/40	1,730	1,815
	Travelers Cos. Inc.	4.600%	8/1/43	500	475
	Travelers Cos. Inc.	4.300%	8/25/45	250	227
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	908
	Travelers Cos. Inc.	4.050%	3/7/48	250	216
	Travelers Cos. Inc.	2.550%	4/27/50	500	325
	Travelers Property Casualty Corp.	6.375%	3/15/33	113	128
	Trinity Acquisition plc	4.400%	3/15/26	450	449
[6]	Truist Bank	3.300%	5/15/26	1,216	1,194
[6]	Truist Bank	3.800%	10/30/26	400	396
[6]	Truist Bank	2.250%	3/11/30	800	705
[6]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,907
[6]	Truist Financial Corp.	6.047%	6/8/27	1,200	1,232
[6]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,527
[6]	Truist Financial Corp.	4.873%	1/26/29	1,800	1,819
[6]	Truist Financial Corp.	3.875%	3/19/29	600	585
[6]	Truist Financial Corp.	1.887%	6/7/29	675	617
[6]	Truist Financial Corp.	7.161%	10/30/29	950	1,042
[6]	Truist Financial Corp.	5.435%	1/24/30	1,225	1,268
[6]	Truist Financial Corp.	1.950%	6/5/30	300	263
[6]	Truist Financial Corp.	4.916%	7/28/33	800	784
[6]	Truist Financial Corp.	6.123%	10/28/33	300	324
[6]	Truist Financial Corp.	5.122%	1/26/34	2,125	2,148
[6]	Truist Financial Corp.	5.867%	6/8/34	1,100	1,170
[6]	Truist Financial Corp.	5.711%	1/24/35	1,475	1,554
	UBS AG	1.250%	6/1/26	1,100	1,049
	UBS AG	1.250%	8/7/26	1,165	1,106
	UBS AG	5.000%	7/9/27	1,000	1,022
	UBS AG	7.500%	2/15/28	3,088	3,391
	UBS AG	5.650%	9/11/28	1,100	1,154
	UBS AG	4.500%	6/26/48	850	809
	UBS Group AG	4.550%	4/17/26	1,690	1,694
[11]	UBS Group AG	4.194%	4/1/31	1,000	977
	UBS Group AG	4.875%	5/15/45	1,680	1,641
	Unum Group	4.000%	6/15/29	210	206
	Unum Group	5.750%	8/15/42	400	409
	Unum Group	4.500%	12/15/49	500	426
	Unum Group	4.125%	6/15/51	500	395
	Unum Group	6.000%	6/15/54	265	276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	US Bancorp	3.950%	11/17/25	150	150
[6]	US Bancorp	3.100%	4/27/26	2,257	2,216
[6]	US Bancorp	2.375%	7/22/26	125	122
	US Bancorp	5.727%	10/21/26	1,525	1,544
[6]	US Bancorp	3.150%	4/27/27	3,314	3,249
	US Bancorp	6.787%	10/26/27	800	840
[6]	US Bancorp	2.215%	1/27/28	800	764
[6]	US Bancorp	3.900%	4/26/28	525	520
[6]	US Bancorp	4.548%	7/22/28	1,510	1,521
	US Bancorp	5.775%	6/12/29	1,225	1,284
[6]	US Bancorp	3.000%	7/30/29	1,775	1,667
	US Bancorp	5.384%	1/23/30	2,550	2,646
	US Bancorp	5.100%	7/23/30	985	1,014
[6]	US Bancorp	2.677%	1/27/33	500	438
[6]	US Bancorp	4.967%	7/22/33	1,130	1,128
	US Bancorp	5.850%	10/21/33	1,525	1,626
	US Bancorp	4.839%	2/1/34	1,920	1,919
	US Bancorp	5.836%	6/12/34	2,025	2,161
	US Bancorp	5.678%	1/23/35	2,700	2,862
	US Bancorp	2.491%	11/3/36	980	827
	Visa Inc.	3.150%	12/14/25	4,000	3,957
	Visa Inc.	1.900%	4/15/27	1,200	1,146
	Visa Inc.	0.750%	8/15/27	500	461
	Visa Inc.	2.750%	9/15/27	896	871
	Visa Inc.	2.050%	4/15/30	975	883
	Visa Inc.	1.100%	2/15/31	800	670
	Visa Inc.	4.150%	12/14/35	1,250	1,231
	Visa Inc.	2.700%	4/15/40	1,450	1,140
	Visa Inc.	4.300%	12/14/45	2,580	2,402
	Visa Inc.	3.650%	9/15/47	655	548
	Visa Inc.	2.000%	8/15/50	1,500	908
	Voya Financial Inc.	3.650%	6/15/26	750	741
	Voya Financial Inc.	5.700%	7/15/43	650	662
	Voya Financial Inc.	4.800%	6/15/46	125	113
	W R Berkley Corp.	4.750%	8/1/44	290	271
	W R Berkley Corp.	3.550%	3/30/52	1,000	745
	W R Berkley Corp.	3.150%	9/30/61	500	324
	Wachovia Corp.	7.500%	4/15/35	150	180
	Wachovia Corp.	5.500%	8/1/35	325	338
	Wachovia Corp.	6.550%	10/15/35	100	112
	Webster Financial Corp.	4.100%	3/25/29	245	236
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,954
[6]	Wells Fargo & Co.	4.100%	6/3/26	7,151	7,126
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,223
[6]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,503
[6]	Wells Fargo & Co.	3.526%	3/24/28	1,500	1,472
[6]	Wells Fargo & Co.	5.707%	4/22/28	2,525	2,608
[6]	Wells Fargo & Co.	3.584%	5/22/28	1,048	1,028
[6]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,426
[6]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,254
[6]	Wells Fargo & Co.	4.150%	1/24/29	200	199
[6]	Wells Fargo & Co.	5.574%	7/25/29	2,000	2,081
	Wells Fargo & Co.	6.303%	10/23/29	2,195	2,347
[6]	Wells Fargo & Co.	2.879%	10/30/30	8,000	7,421
[6]	Wells Fargo & Co.	4.478%	4/4/31	5,210	5,218
[6]	Wells Fargo & Co.	4.897%	7/25/33	6,700	6,778
	Wells Fargo & Co.	5.389%	4/24/34	4,419	4,584
[6]	Wells Fargo & Co.	5.557%	7/25/34	5,000	5,245
	Wells Fargo & Co.	6.491%	10/23/34	1,750	1,956
	Wells Fargo & Co.	5.499%	1/23/35	2,420	2,537
[6]	Wells Fargo & Co.	5.950%	12/15/36	225	237
[6]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,733
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,957
[6]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,986
	Wells Fargo & Co.	3.900%	5/1/45	650	556
[6]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,158
[6]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,201
[6]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,993
[6]	Wells Fargo & Co.	5.013%	4/4/51	4,500	4,414
[6]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo Bank NA	4.811%	1/15/26	800	806
[6]	Wells Fargo Bank NA	5.450%	8/7/26	1,425	1,459
	Wells Fargo Bank NA	5.254%	12/11/26	2,000	2,050
	Wells Fargo Bank NA	5.950%	8/26/36	550	600
[6]	Wells Fargo Bank NA	5.850%	2/1/37	425	458
[6]	Wells Fargo Bank NA	6.600%	1/15/38	605	699
	Western Union Co.	1.350%	3/15/26	500	477
	Western Union Co.	2.750%	3/15/31	500	437
	Western Union Co.	6.200%	11/17/36	410	436
	Westpac Banking Corp.	5.512%	11/17/25	800	812
	Westpac Banking Corp.	5.200%	4/16/26	625	636
	Westpac Banking Corp.	2.850%	5/13/26	450	442
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,522
	Westpac Banking Corp.	3.350%	3/8/27	800	789
	Westpac Banking Corp.	5.535%	11/17/28	800	845
	Westpac Banking Corp.	1.953%	11/20/28	900	828
	Westpac Banking Corp.	5.050%	4/16/29	625	649
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,506
	Westpac Banking Corp.	5.405%	8/10/33	875	896
	Westpac Banking Corp.	6.820%	11/17/33	600	679
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,691
	Westpac Banking Corp.	2.668%	11/15/35	2,050	1,788
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,736
	Westpac Banking Corp.	2.963%	11/16/40	1,000	755
	Willis North America Inc.	4.500%	9/15/28	1,500	1,501
	Willis North America Inc.	2.950%	9/15/29	660	613
	Willis North America Inc.	5.350%	5/15/33	300	309
	Willis North America Inc.	5.050%	9/15/48	200	187
	Willis North America Inc.	3.875%	9/15/49	625	490
	Willis North America Inc.	5.900%	3/5/54	625	654
	XL Group Ltd.	5.250%	12/15/43	100	99
	Zions Bancorp NA	3.250%	10/29/29	250	223
					1,666,727
Health Care (1.1%)
	Abbott Laboratories	3.750%	11/30/26	502	502
	Abbott Laboratories	1.150%	1/30/28	1,850	1,699
	Abbott Laboratories	1.400%	6/30/30	400	350
	Abbott Laboratories	4.750%	11/30/36	700	718
	Abbott Laboratories	6.150%	11/30/37	425	491
	Abbott Laboratories	6.000%	4/1/39	250	288
	Abbott Laboratories	5.300%	5/27/40	310	334
	Abbott Laboratories	4.750%	4/15/43	500	506
	Abbott Laboratories	4.900%	11/30/46	2,615	2,664
	AbbVie Inc.	3.200%	5/14/26	2,321	2,291
	AbbVie Inc.	2.950%	11/21/26	4,390	4,298
	AbbVie Inc.	4.800%	3/15/27	2,500	2,548
	AbbVie Inc.	4.250%	11/14/28	1,475	1,490
	AbbVie Inc.	4.800%	3/15/29	2,350	2,418
	AbbVie Inc.	3.200%	11/21/29	4,500	4,302
	AbbVie Inc.	4.950%	3/15/31	1,850	1,923
	AbbVie Inc.	5.050%	3/15/34	2,500	2,611
	AbbVie Inc.	4.550%	3/15/35	1,450	1,451
	AbbVie Inc.	4.500%	5/14/35	2,105	2,098
	AbbVie Inc.	4.300%	5/14/36	375	365
	AbbVie Inc.	4.050%	11/21/39	3,977	3,673
	AbbVie Inc.	4.625%	10/1/42	430	412
	AbbVie Inc.	4.400%	11/6/42	2,119	1,998
	AbbVie Inc.	4.850%	6/15/44	945	933
	AbbVie Inc.	4.750%	3/15/45	525	511
	AbbVie Inc.	4.700%	5/14/45	2,257	2,182
	AbbVie Inc.	4.450%	5/14/46	2,100	1,960
	AbbVie Inc.	4.875%	11/14/48	900	885
	AbbVie Inc.	4.250%	11/21/49	5,840	5,226
	AbbVie Inc.	5.400%	3/15/54	2,500	2,651
	AbbVie Inc.	5.500%	3/15/64	2,250	2,401
	Adventist Health System	2.952%	3/1/29	350	325
	Adventist Health System	5.430%	3/1/32	500	514
	Adventist Health System	5.757%	12/1/34	375	390
	Adventist Health System	3.630%	3/1/49	375	281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	325	321
[6]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	90
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	340
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	199
[6]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	218
	Aetna Inc.	6.625%	6/15/36	1,300	1,471
	Aetna Inc.	6.750%	12/15/37	350	396
	Aetna Inc.	4.500%	5/15/42	375	333
	Aetna Inc.	4.125%	11/15/42	325	271
	Aetna Inc.	3.875%	8/15/47	1,200	937
	Agilent Technologies Inc.	3.050%	9/22/26	450	439
	Agilent Technologies Inc.	2.750%	9/15/29	468	435
	Agilent Technologies Inc.	2.100%	6/4/30	325	288
	Agilent Technologies Inc.	2.300%	3/12/31	500	439
	Agilent Technologies Inc.	4.750%	9/9/34	462	461
	AHS Hospital Corp.	5.024%	7/1/45	325	328
[6]	AHS Hospital Corp.	2.780%	7/1/51	500	343
[6]	Allina Health System	3.887%	4/15/49	325	270
	Amgen Inc.	5.507%	3/2/26	1,000	1,000
	Amgen Inc.	2.600%	8/19/26	1,845	1,795
	Amgen Inc.	2.200%	2/21/27	1,725	1,651
	Amgen Inc.	3.200%	11/2/27	1,000	974
	Amgen Inc.	5.150%	3/2/28	3,475	3,580
	Amgen Inc.	1.650%	8/15/28	1,000	910
	Amgen Inc.	3.000%	2/22/29	3,700	3,534
	Amgen Inc.	4.050%	8/18/29	1,050	1,041
	Amgen Inc.	2.450%	2/21/30	1,675	1,530
	Amgen Inc.	5.250%	3/2/30	1,300	1,356
	Amgen Inc.	2.300%	2/25/31	2,100	1,859
	Amgen Inc.	2.000%	1/15/32	1,250	1,061
	Amgen Inc.	3.350%	2/22/32	1,000	931
	Amgen Inc.	4.200%	3/1/33	300	291
	Amgen Inc.	5.250%	3/2/33	5,565	5,793
	Amgen Inc.	3.150%	2/21/40	3,000	2,393
	Amgen Inc.	2.800%	8/15/41	1,000	757
	Amgen Inc.	4.950%	10/1/41	500	488
	Amgen Inc.	5.150%	11/15/41	451	451
	Amgen Inc.	5.600%	3/2/43	1,670	1,750
	Amgen Inc.	4.400%	5/1/45	1,875	1,683
	Amgen Inc.	4.563%	6/15/48	656	594
	Amgen Inc.	3.375%	2/21/50	1,675	1,275
	Amgen Inc.	4.663%	6/15/51	3,189	2,916
	Amgen Inc.	3.000%	1/15/52	1,000	706
	Amgen Inc.	4.200%	2/22/52	800	680
	Amgen Inc.	5.650%	3/2/53	3,000	3,157
	Amgen Inc.	2.770%	9/1/53	2,776	1,803
	Amgen Inc.	4.400%	2/22/62	700	597
	Amgen Inc.	5.750%	3/2/63	2,250	2,373
[6]	Ascension Health	2.532%	11/15/29	1,056	981
[6]	Ascension Health	3.106%	11/15/39	300	249
	Ascension Health	3.945%	11/15/46	1,150	1,004
[6]	Ascension Health	4.847%	11/15/53	610	614
	AstraZeneca Finance LLC	1.200%	5/28/26	500	479
	AstraZeneca Finance LLC	4.800%	2/26/27	1,400	1,427
	AstraZeneca Finance LLC	4.875%	3/3/28	650	668
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	1,016
	AstraZeneca Finance LLC	4.850%	2/26/29	1,050	1,083
	AstraZeneca Finance LLC	4.900%	3/3/30	650	675
	AstraZeneca Finance LLC	4.900%	2/26/31	1,000	1,040
	AstraZeneca Finance LLC	2.250%	5/28/31	500	443
	AstraZeneca Finance LLC	4.875%	3/3/33	650	675
	AstraZeneca Finance LLC	5.000%	2/26/34	1,275	1,331
	AstraZeneca plc	3.375%	11/16/25	2,574	2,553
	AstraZeneca plc	0.700%	4/8/26	1,000	952
	AstraZeneca plc	3.125%	6/12/27	500	490
	AstraZeneca plc	1.375%	8/6/30	1,020	877
	AstraZeneca plc	6.450%	9/15/37	2,605	3,046
	AstraZeneca plc	4.000%	9/18/42	845	759
	AstraZeneca plc	4.375%	11/16/45	1,475	1,378
	AstraZeneca plc	2.125%	8/6/50	700	423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	3.000%	5/28/51	250	182
	Banner Health	2.338%	1/1/30	375	342
	Banner Health	1.897%	1/1/31	500	434
	Banner Health	2.907%	1/1/42	500	386
[6]	Banner Health	3.181%	1/1/50	225	168
	Banner Health	2.913%	1/1/51	500	357
[6]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	321
[6]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	387
	Baxalta Inc.	4.000%	6/23/25	1,411	1,404
	Baxalta Inc.	5.250%	6/23/45	415	415
	Baxter International Inc.	2.600%	8/15/26	400	388
	Baxter International Inc.	1.915%	2/1/27	1,125	1,065
	Baxter International Inc.	2.272%	12/1/28	1,175	1,081
	Baxter International Inc.	3.950%	4/1/30	555	543
	Baxter International Inc.	1.730%	4/1/31	600	505
	Baxter International Inc.	2.539%	2/1/32	1,275	1,105
	Baxter International Inc.	3.500%	8/15/46	375	283
	Baxter International Inc.	3.132%	12/1/51	950	647
[6]	Baylor Scott & White Holdings	1.777%	11/15/30	500	435
	Baylor Scott & White Holdings	4.185%	11/15/45	400	362
[6]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	1,054
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,413
	Becton Dickinson & Co.	4.693%	2/13/28	750	759
	Becton Dickinson & Co.	4.874%	2/8/29	166	170
	Becton Dickinson & Co.	5.081%	6/7/29	500	516
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	922
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	863
	Becton Dickinson & Co.	5.110%	2/8/34	500	514
	Becton Dickinson & Co.	4.685%	12/15/44	675	631
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,138
[6]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	338
	Biogen Inc.	2.250%	5/1/30	1,425	1,272
	Biogen Inc.	3.150%	5/1/50	645	446
	Biogen Inc.	3.250%	2/15/51	589	413
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	244
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	463
[6]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	175
[6]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	296
[6]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	216
[6]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	183
	Boston Scientific Corp.	2.650%	6/1/30	700	643
	Boston Scientific Corp.	6.500%	11/15/35	225	259
	Boston Scientific Corp.	4.550%	3/1/39	559	547
	Boston Scientific Corp.	7.375%	1/15/40	225	279
	Boston Scientific Corp.	4.700%	3/1/49	1,064	1,015
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	482
	Bristol-Myers Squibb Co.	4.950%	2/20/26	850	861
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,286
	Bristol-Myers Squibb Co.	4.900%	2/22/27	850	868
	Bristol-Myers Squibb Co.	3.450%	11/15/27	495	489
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,250	1,245
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,500	1,550
	Bristol-Myers Squibb Co.	3.400%	7/26/29	3,050	2,963
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	428
	Bristol-Myers Squibb Co.	5.100%	2/22/31	1,050	1,100
	Bristol-Myers Squibb Co.	2.950%	3/15/32	1,000	911
	Bristol-Myers Squibb Co.	5.900%	11/15/33	800	884
	Bristol-Myers Squibb Co.	5.200%	2/22/34	2,400	2,529
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,530	1,417
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	310
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,566
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	1,949
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,946
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	732
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,149	2,499
	Bristol-Myers Squibb Co.	6.250%	11/15/53	400	463
	Bristol-Myers Squibb Co.	5.550%	2/22/54	2,300	2,439
	Bristol-Myers Squibb Co.	3.900%	3/15/62	825	656
	Bristol-Myers Squibb Co.	6.400%	11/15/63	1,250	1,470
	Bristol-Myers Squibb Co.	5.650%	2/22/64	1,450	1,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	5.125%	2/15/29	550	566
	Cardinal Health Inc.	5.450%	2/15/34	425	445
	Cardinal Health Inc.	4.600%	3/15/43	400	363
	Cardinal Health Inc.	4.500%	11/15/44	250	223
	Cardinal Health Inc.	4.368%	6/15/47	500	433
[6]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	369
	Cencora Inc.	3.450%	12/15/27	700	685
	Cencora Inc.	2.800%	5/15/30	975	896
	Cencora Inc.	2.700%	3/15/31	1,000	898
	Cencora Inc.	5.125%	2/15/34	425	438
	Cencora Inc.	4.300%	12/15/47	816	722
	Centene Corp.	4.250%	12/15/27	2,262	2,223
	Centene Corp.	2.450%	7/15/28	2,267	2,088
	Centene Corp.	4.625%	12/15/29	3,096	3,031
	Centene Corp.	3.375%	2/15/30	535	493
	Centene Corp.	3.000%	10/15/30	1,954	1,749
	Centene Corp.	2.500%	3/1/31	1,869	1,607
	Centene Corp.	2.625%	8/1/31	1,210	1,038
	Children's Health System of Texas	2.511%	8/15/50	500	328
[6]	Children's Hospital	2.928%	7/15/50	500	346
[6]	Children's Hospital Corp.	4.115%	1/1/47	200	180
[6]	Children's Hospital Corp.	2.585%	2/1/50	200	134
	Children's Hospital Medical Center	4.268%	5/15/44	150	139
[6]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	344
[6]	CHRISTUS Health	4.341%	7/1/28	425	425
[6]	Cigna Group	4.500%	2/25/26	1,080	1,083
[6]	Cigna Group	3.400%	3/1/27	2,850	2,798
	Cigna Group	4.375%	10/15/28	1,775	1,782
	Cigna Group	5.000%	5/15/29	850	875
	Cigna Group	2.400%	3/15/30	1,317	1,192
	Cigna Group	5.125%	5/15/31	625	649
	Cigna Group	5.250%	2/15/34	1,000	1,036
	Cigna Group	4.800%	8/15/38	1,970	1,917
	Cigna Group	3.200%	3/15/40	1,250	987
[6]	Cigna Group	6.125%	11/15/41	334	367
[6]	Cigna Group	4.800%	7/15/46	4,550	4,257
[6]	Cigna Group	3.875%	10/15/47	25	20
	Cigna Group	4.900%	12/15/48	400	377
	Cigna Group	3.400%	3/15/50	1,725	1,267
	Cigna Group	3.400%	3/15/51	1,000	730
	Cigna Group	5.600%	2/15/54	1,000	1,033
[6]	City of Hope	5.623%	11/15/43	250	256
[6]	City of Hope	4.378%	8/15/48	500	429
	Cleveland Clinic Foundation	4.858%	1/1/14	325	313
	CommonSpirit Health	1.547%	10/1/25	500	483
	CommonSpirit Health	3.347%	10/1/29	725	691
	CommonSpirit Health	2.782%	10/1/30	500	454
	CommonSpirit Health	5.205%	12/1/31	925	953
	CommonSpirit Health	5.318%	12/1/34	525	542
[6]	CommonSpirit Health	4.350%	11/1/42	790	709
	CommonSpirit Health	3.817%	10/1/49	225	183
	CommonSpirit Health	4.187%	10/1/49	780	664
	CommonSpirit Health	3.910%	10/1/50	330	265
	CommonSpirit Health	5.548%	12/1/54	462	479
[6]	Community Health Network Inc.	3.099%	5/1/50	965	684
[6]	Corewell Health Obligated Group	3.487%	7/15/49	275	217
[6]	Cottage Health Obligated Group	3.304%	11/1/49	425	325
	CVS Health Corp.	5.000%	2/20/26	2,200	2,215
	CVS Health Corp.	2.875%	6/1/26	3,547	3,464
	CVS Health Corp.	3.000%	8/15/26	1,300	1,270
	CVS Health Corp.	3.625%	4/1/27	475	468
	CVS Health Corp.	1.300%	8/21/27	1,750	1,608
	CVS Health Corp.	4.300%	3/25/28	4,084	4,071
	CVS Health Corp.	5.000%	1/30/29	3,000	3,063
	CVS Health Corp.	5.400%	6/1/29	750	778
	CVS Health Corp.	3.250%	8/15/29	1,950	1,842
	CVS Health Corp.	5.125%	2/21/30	1,000	1,025
	CVS Health Corp.	3.750%	4/1/30	1,563	1,498
	CVS Health Corp.	1.750%	8/21/30	2,000	1,704
	CVS Health Corp.	5.250%	1/30/31	500	515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	1.875%	2/28/31	1,100	927
	CVS Health Corp.	5.550%	6/1/31	825	861
	CVS Health Corp.	5.250%	2/21/33	1,800	1,839
	CVS Health Corp.	5.300%	6/1/33	1,050	1,073
	CVS Health Corp.	5.700%	6/1/34	1,050	1,095
	CVS Health Corp.	4.875%	7/20/35	525	514
	CVS Health Corp.	4.780%	3/25/38	4,875	4,603
	CVS Health Corp.	6.125%	9/15/39	575	606
	CVS Health Corp.	4.125%	4/1/40	1,175	1,006
	CVS Health Corp.	2.700%	8/21/40	1,900	1,349
	CVS Health Corp.	5.300%	12/5/43	650	627
	CVS Health Corp.	5.125%	7/20/45	4,100	3,821
	CVS Health Corp.	5.050%	3/25/48	6,309	5,757
	CVS Health Corp.	4.250%	4/1/50	700	566
	CVS Health Corp.	5.625%	2/21/53	1,000	987
	CVS Health Corp.	5.875%	6/1/53	936	952
	CVS Health Corp.	6.050%	6/1/54	825	859
	CVS Health Corp.	6.000%	6/1/63	670	684
	Danaher Corp.	2.600%	10/1/50	550	365
	Danaher Corp.	2.800%	12/10/51	1,000	686
[6]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	247
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	528
	DH Europe Finance II Sarl	3.250%	11/15/39	725	612
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	933
	Dignity Health	4.500%	11/1/42	550	499
	Dignity Health	5.267%	11/1/64	225	222
[6]	Duke University Health System Inc.	3.920%	6/1/47	450	386
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	475
	Elevance Health Inc.	5.350%	10/15/25	500	504
	Elevance Health Inc.	4.900%	2/8/26	500	500
	Elevance Health Inc.	5.150%	6/15/29	500	519
	Elevance Health Inc.	2.875%	9/15/29	425	399
	Elevance Health Inc.	2.250%	5/15/30	2,500	2,237
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,146
	Elevance Health Inc.	4.100%	5/15/32	700	683
	Elevance Health Inc.	5.500%	10/15/32	500	531
	Elevance Health Inc.	4.750%	2/15/33	650	657
	Elevance Health Inc.	5.375%	6/15/34	845	888
	Elevance Health Inc.	5.950%	12/15/34	250	273
	Elevance Health Inc.	5.850%	1/15/36	300	325
	Elevance Health Inc.	6.375%	6/15/37	300	340
	Elevance Health Inc.	4.625%	5/15/42	675	633
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,646
	Elevance Health Inc.	5.100%	1/15/44	525	519
	Elevance Health Inc.	4.650%	8/15/44	75	70
	Elevance Health Inc.	4.375%	12/1/47	918	812
	Elevance Health Inc.	4.550%	3/1/48	120	108
	Elevance Health Inc.	3.700%	9/15/49	700	551
	Elevance Health Inc.	3.125%	5/15/50	1,270	899
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,154
	Elevance Health Inc.	4.550%	5/15/52	700	624
	Elevance Health Inc.	6.100%	10/15/52	500	555
	Elevance Health Inc.	5.125%	2/15/53	650	637
	Elevance Health Inc.	5.650%	6/15/54	850	897
	Eli Lilly & Co.	4.500%	2/9/27	850	862
	Eli Lilly & Co.	4.150%	8/14/27	250	252
	Eli Lilly & Co.	4.500%	2/9/29	1,050	1,075
	Eli Lilly & Co.	3.375%	3/15/29	335	328
	Eli Lilly & Co.	4.200%	8/14/29	853	861
	Eli Lilly & Co.	4.700%	2/27/33	900	925
	Eli Lilly & Co.	4.700%	2/9/34	3,000	3,067
	Eli Lilly & Co.	4.600%	8/14/34	1,050	1,065
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,161
	Eli Lilly & Co.	2.250%	5/15/50	800	503
	Eli Lilly & Co.	4.875%	2/27/53	1,000	1,000
	Eli Lilly & Co.	5.000%	2/9/54	2,075	2,109
	Eli Lilly & Co.	5.050%	8/14/54	225	230
	Eli Lilly & Co.	2.500%	9/15/60	500	303
	Eli Lilly & Co.	4.950%	2/27/63	1,000	997
	Eli Lilly & Co.	5.100%	2/9/64	1,725	1,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	5.200%	8/14/64	150	155
[6]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	404
	GE HealthCare Technologies Inc.	5.600%	11/15/25	700	708
	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	520
	GE HealthCare Technologies Inc.	4.800%	8/14/29	1,000	1,019
	GE HealthCare Technologies Inc.	5.857%	3/15/30	750	803
	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,624
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,079	1,261
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,271
	Gilead Sciences Inc.	2.950%	3/1/27	175	171
	Gilead Sciences Inc.	1.200%	10/1/27	900	830
	Gilead Sciences Inc.	5.250%	10/15/33	400	422
	Gilead Sciences Inc.	4.600%	9/1/35	700	701
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,176
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	748
	Gilead Sciences Inc.	5.650%	12/1/41	800	858
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,280
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,296
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,560
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,580
	Gilead Sciences Inc.	5.550%	10/15/53	400	429
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,140
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,380	3,642
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,610
	GlaxoSmithKline Capital plc	3.375%	6/1/29	1,350	1,311
[6]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	371
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	448
[6]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	350
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	207
[6]	Hartford HealthCare Corp.	3.447%	7/1/54	300	226
	HCA Inc.	5.875%	2/15/26	1,300	1,314
	HCA Inc.	5.250%	6/15/26	1,150	1,158
	HCA Inc.	4.500%	2/15/27	1,535	1,537
	HCA Inc.	5.200%	6/1/28	816	837
	HCA Inc.	5.625%	9/1/28	1,225	1,272
	HCA Inc.	4.125%	6/15/29	1,670	1,644
	HCA Inc.	3.500%	9/1/30	2,500	2,356
	HCA Inc.	5.450%	4/1/31	1,200	1,250
	HCA Inc.	2.375%	7/15/31	1,750	1,513
	HCA Inc.	3.625%	3/15/32	1,500	1,387
	HCA Inc.	5.500%	6/1/33	1,019	1,058
	HCA Inc.	5.600%	4/1/34	1,100	1,146
	HCA Inc.	5.450%	9/15/34	1,050	1,081
	HCA Inc.	5.125%	6/15/39	825	812
	HCA Inc.	4.375%	3/15/42	500	437
	HCA Inc.	5.500%	6/15/47	1,000	993
	HCA Inc.	5.250%	6/15/49	1,945	1,849
	HCA Inc.	3.500%	7/15/51	1,000	720
	HCA Inc.	4.625%	3/15/52	2,000	1,735
	HCA Inc.	5.900%	6/1/53	416	434
	HCA Inc.	6.000%	4/1/54	1,775	1,876
	HCA Inc.	5.950%	9/15/54	1,325	1,391
	HCA Inc.	6.100%	4/1/64	965	1,015
	Humana Inc.	1.350%	2/3/27	500	467
	Humana Inc.	3.950%	3/15/27	950	941
	Humana Inc.	5.750%	3/1/28	750	783
	Humana Inc.	3.700%	3/23/29	700	681
	Humana Inc.	3.125%	8/15/29	400	378
	Humana Inc.	4.875%	4/1/30	480	489
	Humana Inc.	5.375%	4/15/31	1,040	1,077
	Humana Inc.	2.150%	2/3/32	500	420
	Humana Inc.	5.875%	3/1/33	750	796
	Humana Inc.	5.950%	3/15/34	500	535
	Humana Inc.	4.625%	12/1/42	375	336
	Humana Inc.	4.950%	10/1/44	620	576
	Humana Inc.	4.800%	3/15/47	325	294
	Humana Inc.	3.950%	8/15/49	470	372
	Humana Inc.	5.500%	3/15/53	600	592
	Humana Inc.	5.750%	4/15/54	844	863
	Illumina Inc.	5.800%	12/12/25	500	506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illumina Inc.	4.650%	9/9/26	350	352
	Illumina Inc.	5.750%	12/13/27	500	519
	Illumina Inc.	2.550%	3/23/31	500	435
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	432
[6]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	353
	Inova Health System Foundation	4.068%	5/15/52	500	440
[6]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	592
[6]	Iowa Health System	3.665%	2/15/50	400	321
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	493
	Johnson & Johnson	2.450%	3/1/26	1,600	1,570
	Johnson & Johnson	0.950%	9/1/27	1,225	1,135
	Johnson & Johnson	2.900%	1/15/28	1,100	1,073
	Johnson & Johnson	4.800%	6/1/29	1,175	1,223
	Johnson & Johnson	1.300%	9/1/30	1,050	913
	Johnson & Johnson	4.950%	5/15/33	550	590
	Johnson & Johnson	4.375%	12/5/33	900	929
	Johnson & Johnson	3.550%	3/1/36	1,325	1,238
	Johnson & Johnson	3.625%	3/3/37	2,150	1,996
	Johnson & Johnson	5.950%	8/15/37	745	860
	Johnson & Johnson	3.400%	1/15/38	1,400	1,256
	Johnson & Johnson	5.850%	7/15/38	325	372
	Johnson & Johnson	2.100%	9/1/40	925	671
	Johnson & Johnson	4.500%	9/1/40	419	421
	Johnson & Johnson	4.850%	5/15/41	225	233
	Johnson & Johnson	4.500%	12/5/43	550	552
	Johnson & Johnson	3.700%	3/1/46	1,750	1,526
	Johnson & Johnson	3.750%	3/3/47	500	434
	Johnson & Johnson	3.500%	1/15/48	250	208
	Johnson & Johnson	2.250%	9/1/50	925	599
	Johnson & Johnson	5.250%	6/1/54	700	758
	Johnson & Johnson	2.450%	9/1/60	1,525	954
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	1,011
[6]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	386
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	926
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	605
[6]	Kaiser Foundation Hospitals	3.266%	11/1/49	675	514
[6]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,075
	Koninklijke Philips NV	6.875%	3/11/38	300	346
	Koninklijke Philips NV	5.000%	3/15/42	785	763
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	478
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	442
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	488
	Laboratory Corp. of America Holdings	4.350%	4/1/30	275	273
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	446
	Laboratory Corp. of America Holdings	4.550%	4/1/32	600	593
	Laboratory Corp. of America Holdings	4.800%	10/1/34	750	741
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	735
[6]	Mass General Brigham Inc.	3.765%	7/1/48	150	126
[6]	Mass General Brigham Inc.	3.192%	7/1/49	400	301
[6]	Mass General Brigham Inc.	4.117%	7/1/55	275	239
[6]	Mass General Brigham Inc.	3.342%	7/1/60	725	527
[6]	Mayo Clinic	3.774%	11/15/43	250	216
[6]	Mayo Clinic	4.000%	11/15/47	150	131
[6]	Mayo Clinic	4.128%	11/15/52	125	110
[6]	Mayo Clinic	3.196%	11/15/61	750	542
	McKesson Corp.	0.900%	12/3/25	750	722
	McKesson Corp.	3.950%	2/16/28	150	149
	McKesson Corp.	4.900%	7/15/28	102	105
	McKesson Corp.	4.250%	9/15/29	500	501
	McKesson Corp.	5.100%	7/15/33	500	519
[6]	McLaren Health Care Corp.	4.386%	5/15/48	325	298
[6]	MedStar Health Inc.	3.626%	8/15/49	250	195
	Medtronic Global Holdings SCA	4.500%	3/30/33	500	503
	Medtronic Inc.	4.375%	3/15/35	2,358	2,343
	Medtronic Inc.	4.625%	3/15/45	754	724
	Memorial Health Services	3.447%	11/1/49	500	396
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	101
[6]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	181
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	398
[6]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	475	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,626
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,374
	Merck & Co. Inc.	4.050%	5/17/28	550	555
	Merck & Co. Inc.	1.900%	12/10/28	900	830
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,465
	Merck & Co. Inc.	4.300%	5/17/30	612	621
	Merck & Co. Inc.	1.450%	6/24/30	770	668
	Merck & Co. Inc.	2.150%	12/10/31	2,350	2,057
	Merck & Co. Inc.	4.500%	5/17/33	1,223	1,243
	Merck & Co. Inc.	6.500%	12/1/33	525	606
	Merck & Co. Inc.	3.900%	3/7/39	600	549
	Merck & Co. Inc.	2.350%	6/24/40	775	567
	Merck & Co. Inc.	3.600%	9/15/42	425	358
	Merck & Co. Inc.	4.150%	5/18/43	980	895
	Merck & Co. Inc.	4.900%	5/17/44	612	615
	Merck & Co. Inc.	3.700%	2/10/45	2,295	1,934
	Merck & Co. Inc.	4.000%	3/7/49	600	520
	Merck & Co. Inc.	2.450%	6/24/50	750	482
	Merck & Co. Inc.	2.750%	12/10/51	2,675	1,808
	Merck & Co. Inc.	5.000%	5/17/53	1,223	1,232
	Merck & Co. Inc.	2.900%	12/10/61	1,200	772
	Merck & Co. Inc.	5.150%	5/17/63	816	833
[6]	Methodist Hospital	2.705%	12/1/50	500	341
[6]	Montefiore Obligated Group	5.246%	11/1/48	600	503
[6]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	275	223
[6]	Mount Sinai Hospital	3.981%	7/1/48	200	149
[6]	Mount Sinai Hospital	3.737%	7/1/49	450	309
[6]	Mount Sinai Hospital	3.391%	7/1/50	375	235
	MultiCare Health System	2.803%	8/15/50	500	318
	Mylan Inc.	4.550%	4/15/28	575	574
	Mylan Inc.	5.400%	11/29/43	400	369
	Mylan Inc.	5.200%	4/15/48	625	540
	New York & Presbyterian Hospital	4.024%	8/1/45	480	428
	New York & Presbyterian Hospital	4.063%	8/1/56	425	368
	New York & Presbyterian Hospital	2.606%	8/1/60	500	308
[6]	New York & Presbyterian Hospital	3.954%	8/1/19	400	314
	Northwell Healthcare Inc.	3.979%	11/1/46	525	436
	Northwell Healthcare Inc.	4.260%	11/1/47	850	735
	Northwell Healthcare Inc.	3.809%	11/1/49	375	300
	Novant Health Inc.	2.637%	11/1/36	500	404
	Novant Health Inc.	3.168%	11/1/51	500	361
	Novant Health Inc.	3.318%	11/1/61	1,000	704
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,384
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,246
	Novartis Capital Corp.	3.100%	5/17/27	800	786
	Novartis Capital Corp.	3.800%	9/18/29	500	496
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,974
	Novartis Capital Corp.	4.000%	9/18/31	350	347
	Novartis Capital Corp.	4.200%	9/18/34	750	739
	Novartis Capital Corp.	3.700%	9/21/42	525	458
	Novartis Capital Corp.	4.400%	5/6/44	1,050	999
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,076
	Novartis Capital Corp.	2.750%	8/14/50	850	599
	Novartis Capital Corp.	4.700%	9/18/54	625	612
[6]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	163
[6]	NYU Langone Hospitals	5.750%	7/1/43	375	411
	NYU Langone Hospitals	4.784%	7/1/44	325	319
[6]	NYU Langone Hospitals	4.368%	7/1/47	425	393
[6]	NYU Langone Hospitals	3.380%	7/1/55	525	392
[6]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	388
	OhioHealth Corp.	2.297%	11/15/31	500	432
	OhioHealth Corp.	2.834%	11/15/41	500	381
[6]	OhioHealth Corp.	3.042%	11/15/50	300	222
	Orlando Health Obligated Group	4.089%	10/1/48	225	196
	Orlando Health Obligated Group	3.327%	10/1/50	500	381
[6]	PeaceHealth Obligated Group	4.787%	11/15/48	300	279
[6]	PeaceHealth Obligated Group	3.218%	11/15/50	500	353
	Pfizer Inc.	2.750%	6/3/26	2,556	2,506
	Pfizer Inc.	3.000%	12/15/26	1,295	1,270
	Pfizer Inc.	3.600%	9/15/28	600	594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	3.450%	3/15/29	1,200	1,175
	Pfizer Inc.	2.625%	4/1/30	1,175	1,090
	Pfizer Inc.	1.700%	5/28/30	1,750	1,544
	Pfizer Inc.	1.750%	8/18/31	1,250	1,072
	Pfizer Inc.	4.000%	12/15/36	1,000	953
	Pfizer Inc.	4.100%	9/15/38	1,000	939
	Pfizer Inc.	3.900%	3/15/39	550	502
	Pfizer Inc.	7.200%	3/15/39	1,815	2,269
	Pfizer Inc.	2.550%	5/28/40	750	561
	Pfizer Inc.	4.300%	6/15/43	780	721
	Pfizer Inc.	4.400%	5/15/44	725	689
	Pfizer Inc.	4.125%	12/15/46	1,575	1,395
	Pfizer Inc.	4.200%	9/15/48	500	444
	Pfizer Inc.	4.000%	3/15/49	850	737
	Pfizer Inc.	2.700%	5/28/50	1,275	883
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	2,447	2,462
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	3,262	3,310
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	2,450	2,509
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	4,078	4,163
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,450	2,491
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	4,893	5,060
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	3,262	3,347
	Pharmacia LLC	6.600%	12/1/28	912	996
[6]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	424
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	345
	Presbyterian Healthcare Services	4.875%	8/1/52	500	498
[6]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	443
[6]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	459
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	500	520
[6]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	263
[6]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	326
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,126
	Quest Diagnostics Inc.	4.600%	12/15/27	200	203
	Quest Diagnostics Inc.	4.200%	6/30/29	425	423
	Quest Diagnostics Inc.	4.625%	12/15/29	350	354
	Quest Diagnostics Inc.	2.950%	6/30/30	800	741
	Quest Diagnostics Inc.	2.800%	6/30/31	425	383
	Quest Diagnostics Inc.	5.000%	12/15/34	850	861
	Quest Diagnostics Inc.	5.750%	1/30/40	61	62
	Quest Diagnostics Inc.	4.700%	3/30/45	200	188
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	864
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	592
	Revvity Inc.	1.900%	9/15/28	500	455
	Revvity Inc.	3.300%	9/15/29	500	472
	Revvity Inc.	2.550%	3/15/31	500	438
	Revvity Inc.	2.250%	9/15/31	500	427
	Revvity Inc.	3.625%	3/15/51	350	262
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,305
	Royalty Pharma plc	2.200%	9/2/30	900	788
	Royalty Pharma plc	3.300%	9/2/40	1,000	775
	Royalty Pharma plc	3.550%	9/2/50	800	580
	Royalty Pharma plc	3.350%	9/2/51	500	344
[6]	Rush Obligated Group	3.922%	11/15/29	245	242
	Sanofi SA	3.625%	6/19/28	1,000	991
[6]	Seattle Children's Hospital	2.719%	10/1/50	500	339
[6]	Sharp HealthCare	2.680%	8/1/50	500	338
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	62	61
	Smith & Nephew plc	5.150%	3/20/27	250	254
	Smith & Nephew plc	2.032%	10/14/30	820	713
	Smith & Nephew plc	5.400%	3/20/34	500	520
[11]	Solventum Corp.	5.450%	2/25/27	1,050	1,072
[11]	Solventum Corp.	5.400%	3/1/29	750	772
[11]	Solventum Corp.	5.450%	3/13/31	800	825
[11]	Solventum Corp.	5.600%	3/23/34	1,365	1,414
[11]	Solventum Corp.	6.000%	5/15/64	200	206
[6]	SSM Health Care Corp.	3.823%	6/1/27	375	372
	SSM Health Care Corp.	4.894%	6/1/28	1,000	1,019
[6]	Stanford Health Care	3.795%	11/15/48	450	381
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	460
	Stryker Corp.	3.375%	11/1/25	500	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	3.500%	3/15/26	890	881
	Stryker Corp.	3.650%	3/7/28	450	443
	Stryker Corp.	4.250%	9/11/29	475	476
	Stryker Corp.	4.625%	9/11/34	350	351
	Stryker Corp.	4.100%	4/1/43	325	285
	Stryker Corp.	4.375%	5/15/44	775	702
	Stryker Corp.	4.625%	3/15/46	800	754
	Stryker Corp.	2.900%	6/15/50	550	388
[6]	Sutter Health	3.695%	8/15/28	300	292
[6]	Sutter Health	2.294%	8/15/30	500	448
	Sutter Health	5.164%	8/15/33	300	311
[6]	Sutter Health	3.161%	8/15/40	500	403
[6]	Sutter Health	4.091%	8/15/48	375	326
[6]	Sutter Health	3.361%	8/15/50	475	363
	Sutter Health	5.547%	8/15/53	300	326
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,060	1,087
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,977
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	925	965
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,200	1,710
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,540	1,822
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	630
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	425	446
	Texas Health Resources	2.328%	11/15/50	500	312
[6]	Texas Health Resources	4.330%	11/15/55	100	91
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	500	508
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	660	674
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	302
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	459
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	575	596
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	831
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	600	625
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,732
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	250	260
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	800	836
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	762
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	500	532
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	362
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	355
[6]	Trinity Health Corp.	2.632%	12/1/40	500	376
	Trinity Health Corp.	4.125%	12/1/45	450	401
	UnitedHealth Group Inc.	5.150%	10/15/25	650	657
	UnitedHealth Group Inc.	3.700%	12/15/25	200	199
	UnitedHealth Group Inc.	1.250%	1/15/26	781	754
	UnitedHealth Group Inc.	3.100%	3/15/26	750	741
	UnitedHealth Group Inc.	1.150%	5/15/26	500	478
	UnitedHealth Group Inc.	4.750%	7/15/26	340	345
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,628
	UnitedHealth Group Inc.	4.600%	4/15/27	500	509
	UnitedHealth Group Inc.	3.700%	5/15/27	550	547
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,794
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,090
	UnitedHealth Group Inc.	3.875%	12/15/28	500	497
	UnitedHealth Group Inc.	4.250%	1/15/29	830	837
	UnitedHealth Group Inc.	4.700%	4/15/29	400	410
	UnitedHealth Group Inc.	4.000%	5/15/29	500	499
	UnitedHealth Group Inc.	2.875%	8/15/29	475	451
	UnitedHealth Group Inc.	4.800%	1/15/30	830	855
	UnitedHealth Group Inc.	5.300%	2/15/30	875	923
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,617
	UnitedHealth Group Inc.	4.900%	4/15/31	820	848
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,571
	UnitedHealth Group Inc.	4.950%	1/15/32	650	672
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,831
	UnitedHealth Group Inc.	4.500%	4/15/33	1,500	1,507
	UnitedHealth Group Inc.	5.000%	4/15/34	1,050	1,084
	UnitedHealth Group Inc.	5.150%	7/15/34	1,690	1,763
	UnitedHealth Group Inc.	4.625%	7/15/35	800	808
	UnitedHealth Group Inc.	6.500%	6/15/37	200	232
	UnitedHealth Group Inc.	6.625%	11/15/37	325	382
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,300
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,718
	UnitedHealth Group Inc.	5.950%	2/15/41	240	265
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,105
	UnitedHealth Group Inc.	4.375%	3/15/42	325	304
	UnitedHealth Group Inc.	3.950%	10/15/42	800	702
	UnitedHealth Group Inc.	4.250%	3/15/43	75	69
	UnitedHealth Group Inc.	5.500%	7/15/44	1,745	1,846
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,277
	UnitedHealth Group Inc.	4.200%	1/15/47	775	686
	UnitedHealth Group Inc.	4.250%	4/15/47	950	840
	UnitedHealth Group Inc.	3.750%	10/15/47	800	657
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,060
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	999
	UnitedHealth Group Inc.	3.700%	8/15/49	680	547
	UnitedHealth Group Inc.	2.900%	5/15/50	520	364
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,406
	UnitedHealth Group Inc.	4.750%	5/15/52	1,200	1,143
	UnitedHealth Group Inc.	5.875%	2/15/53	875	968
	UnitedHealth Group Inc.	5.050%	4/15/53	1,892	1,878
	UnitedHealth Group Inc.	5.375%	4/15/54	1,940	2,013
	UnitedHealth Group Inc.	5.625%	7/15/54	2,315	2,482
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,787
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	1,801
	UnitedHealth Group Inc.	4.950%	5/15/62	200	193
	UnitedHealth Group Inc.	6.050%	2/15/63	875	988
	UnitedHealth Group Inc.	5.200%	4/15/63	1,500	1,500
	UnitedHealth Group Inc.	5.500%	4/15/64	750	784
	UnitedHealth Group Inc.	5.750%	7/15/64	990	1,069
	Universal Health Services Inc.	4.625%	10/15/29	400	398
	Universal Health Services Inc.	2.650%	10/15/30	700	625
	Universal Health Services Inc.	5.050%	10/15/34	350	344
	UPMC	5.035%	5/15/33	500	511
	Utah Acquisition Sub Inc.	3.950%	6/15/26	663	656
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,971
	Viatris Inc.	2.300%	6/22/27	1,350	1,272
	Viatris Inc.	3.850%	6/22/40	425	331
	Viatris Inc.	4.000%	6/22/50	925	664
[6]	WakeMed	3.286%	10/1/52	500	384
[6]	Willis-Knighton Medical Center	4.813%	9/1/48	200	185
[6]	Willis-Knighton Medical Center	3.065%	3/1/51	500	345
	Wyeth LLC	6.500%	2/1/34	500	575
	Wyeth LLC	6.000%	2/15/36	410	459
	Wyeth LLC	5.950%	4/1/37	1,605	1,777
[6]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	320
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	984
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	400	415
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	800	702
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	108	110
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	212
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	180	160
	Zoetis Inc.	4.500%	11/13/25	350	350
	Zoetis Inc.	3.000%	9/12/27	800	776
	Zoetis Inc.	3.900%	8/20/28	400	397
	Zoetis Inc.	2.000%	5/15/30	575	508
	Zoetis Inc.	5.600%	11/16/32	1,000	1,071
	Zoetis Inc.	4.700%	2/1/43	900	858
	Zoetis Inc.	3.950%	9/12/47	400	336
	Zoetis Inc.	4.450%	8/20/48	325	294
	Zoetis Inc.	3.000%	5/15/50	425	300
					672,211
Industrials (0.7%)
[6]	3M Co.	2.250%	9/19/26	100	96
	3M Co.	2.875%	10/15/27	939	906
	3M Co.	3.050%	4/15/30	600	569
[6]	3M Co.	3.125%	9/19/46	1,125	838
[6]	3M Co.	3.625%	10/15/47	450	359
[6]	3M Co.	4.000%	9/14/48	182	161
	3M Co.	3.700%	4/15/50	545	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ABB Finance USA Inc.	4.375%	5/8/42	545	510
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	618
	AGCO Corp.	5.450%	3/21/27	340	347
	AGCO Corp.	5.800%	3/21/34	590	617
	Allegion plc	3.500%	10/1/29	325	310
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	342
	Allegion US Holding Co. Inc.	5.600%	5/29/34	760	795
[6]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,103	961
[6]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	170	165
[6]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	279	269
[6]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	652	618
[6]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	146	137
[6]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	319	305
[6]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	270	255
[6]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	166	155
	Amphenol Corp.	4.750%	3/30/26	500	504
	Amphenol Corp.	5.050%	4/5/27	500	512
	Amphenol Corp.	5.050%	4/5/29	500	516
	Amphenol Corp.	4.350%	6/1/29	300	302
	Amphenol Corp.	2.800%	2/15/30	750	694
	Amphenol Corp.	2.200%	9/15/31	400	346
	Amphenol Corp.	5.250%	4/5/34	500	523
[6]	BNSF Funding Trust I	6.613%	12/15/55	325	329
	Boeing Co.	2.196%	2/4/26	5,000	4,818
	Boeing Co.	3.100%	5/1/26	400	387
	Boeing Co.	2.250%	6/15/26	325	310
	Boeing Co.	2.700%	2/1/27	1,715	1,626
	Boeing Co.	2.800%	3/1/27	1,046	992
	Boeing Co.	5.040%	5/1/27	1,760	1,765
[11]	Boeing Co.	6.259%	5/1/27	850	878
	Boeing Co.	3.250%	2/1/28	1,350	1,279
	Boeing Co.	3.250%	3/1/28	275	259
	Boeing Co.	3.450%	11/1/28	1,000	940
	Boeing Co.	3.200%	3/1/29	900	833
[11]	Boeing Co.	6.298%	5/1/29	1,250	1,315
	Boeing Co.	2.950%	2/1/30	500	447
	Boeing Co.	5.150%	5/1/30	3,288	3,295
	Boeing Co.	3.625%	2/1/31	1,143	1,047
[11]	Boeing Co.	6.388%	5/1/31	850	904
	Boeing Co.	6.125%	2/15/33	325	340
	Boeing Co.	3.600%	5/1/34	585	499
[11]	Boeing Co.	6.528%	5/1/34	2,100	2,253
	Boeing Co.	3.250%	2/1/35	600	488
	Boeing Co.	3.550%	3/1/38	305	238
	Boeing Co.	3.500%	3/1/39	200	152
	Boeing Co.	6.875%	3/15/39	285	308
	Boeing Co.	5.875%	2/15/40	545	542
	Boeing Co.	5.705%	5/1/40	2,449	2,392
	Boeing Co.	3.375%	6/15/46	450	305
	Boeing Co.	3.650%	3/1/47	475	333
	Boeing Co.	3.625%	3/1/48	400	276
	Boeing Co.	3.850%	11/1/48	200	143
	Boeing Co.	3.900%	5/1/49	650	471
	Boeing Co.	3.750%	2/1/50	1,100	772
	Boeing Co.	5.805%	5/1/50	4,781	4,619
[11]	Boeing Co.	6.858%	5/1/54	2,100	2,303
	Boeing Co.	3.950%	8/1/59	870	594
	Boeing Co.	5.930%	5/1/60	2,877	2,761
[11]	Boeing Co.	7.008%	5/1/64	1,250	1,377
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	723
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	861
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	143
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	884
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	683
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	685
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,287
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	200
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	538
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	466
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	798

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	517
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,091
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,511
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	446
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	576
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	469
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	635	559
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	634	552
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	505
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	695	555
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	536
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	605
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	396
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	950	880
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,325	1,369
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	1,100	1,187
	Canadian National Railway Co.	2.750%	3/1/26	375	368
	Canadian National Railway Co.	3.850%	8/5/32	500	482
	Canadian National Railway Co.	6.250%	8/1/34	350	400
	Canadian National Railway Co.	6.200%	6/1/36	350	397
	Canadian National Railway Co.	6.375%	11/15/37	350	406
	Canadian National Railway Co.	3.200%	8/2/46	650	500
	Canadian National Railway Co.	2.450%	5/1/50	505	325
	Canadian National Railway Co.	4.400%	8/5/52	500	461
	Canadian National Railway Co.	6.125%	11/1/53	200	237
	Canadian Pacific Railway Co.	1.750%	12/2/26	750	714
	Canadian Pacific Railway Co.	2.875%	11/15/29	550	517
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	358
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	318
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	819
	Canadian Pacific Railway Co.	5.950%	5/15/37	375	408
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,549
	Canadian Pacific Railway Co.	4.300%	5/15/43	500	453
	Canadian Pacific Railway Co.	4.800%	8/1/45	275	264
	Canadian Pacific Railway Co.	4.950%	8/15/45	500	484
	Canadian Pacific Railway Co.	4.700%	5/1/48	465	436
	Canadian Pacific Railway Co.	3.500%	5/1/50	455	353
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,469	1,050
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	913
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,425
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,425
	Carrier Global Corp.	2.700%	2/15/31	390	352
	Carrier Global Corp.	5.900%	3/15/34	663	723
	Carrier Global Corp.	3.377%	4/5/40	1,224	1,011
	Carrier Global Corp.	3.577%	4/5/50	611	482
	Carrier Global Corp.	6.200%	3/15/54	396	458
[6]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	796
[6]	Caterpillar Financial Services Corp.	4.350%	5/15/26	825	830
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	195
[6]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	474
	Caterpillar Financial Services Corp.	4.450%	10/16/26	500	506
[6]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	476
[6]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	571
[6]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,386
	Caterpillar Financial Services Corp.	4.400%	10/15/27	100	101
	Caterpillar Financial Services Corp.	4.850%	2/27/29	500	517
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,912
	Caterpillar Inc.	6.050%	8/15/36	720	825
	Caterpillar Inc.	5.200%	5/27/41	475	497
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,320
	Caterpillar Inc.	4.300%	5/15/44	375	351
	Caterpillar Inc.	3.250%	9/19/49	621	476
	Caterpillar Inc.	3.250%	4/9/50	700	536
	Caterpillar Inc.	4.750%	5/15/64	415	394
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	124
	CNH Industrial Capital LLC	5.450%	10/14/25	500	505
	CNH Industrial Capital LLC	1.875%	1/15/26	260	252
	CNH Industrial Capital LLC	1.450%	7/15/26	400	380
	CNH Industrial Capital LLC	4.550%	4/10/28	500	503
	CNH Industrial Capital LLC	5.500%	1/12/29	500	521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNH Industrial Capital LLC	5.100%	4/20/29	900	927
[6]	CNH Industrial NV	3.850%	11/15/27	375	371
	CSX Corp.	3.350%	11/1/25	400	396
	CSX Corp.	2.600%	11/1/26	200	195
	CSX Corp.	3.250%	6/1/27	650	638
	CSX Corp.	3.800%	3/1/28	1,275	1,266
	CSX Corp.	4.250%	3/15/29	900	907
	CSX Corp.	2.400%	2/15/30	1,150	1,053
	CSX Corp.	4.100%	11/15/32	748	736
	CSX Corp.	5.200%	11/15/33	500	527
	CSX Corp.	6.150%	5/1/37	1,000	1,129
	CSX Corp.	6.220%	4/30/40	599	680
	CSX Corp.	5.500%	4/15/41	725	766
	CSX Corp.	4.750%	5/30/42	460	446
	CSX Corp.	4.400%	3/1/43	93	86
	CSX Corp.	4.100%	3/15/44	800	712
	CSX Corp.	3.800%	11/1/46	400	335
	CSX Corp.	4.300%	3/1/48	1,000	896
	CSX Corp.	4.750%	11/15/48	595	573
	CSX Corp.	4.500%	3/15/49	900	834
	CSX Corp.	3.800%	4/15/50	605	499
	CSX Corp.	2.500%	5/15/51	500	320
	CSX Corp.	4.500%	11/15/52	838	776
	CSX Corp.	4.500%	8/1/54	200	184
	CSX Corp.	4.250%	11/1/66	500	423
	CSX Corp.	4.650%	3/1/68	275	253
	Cummins Inc.	4.900%	2/20/29	400	413
	Cummins Inc.	1.500%	9/1/30	500	433
	Cummins Inc.	5.150%	2/20/34	575	605
	Cummins Inc.	2.600%	9/1/50	600	390
	Cummins Inc.	5.450%	2/20/54	950	1,005
	Deere & Co.	5.375%	10/16/29	455	483
	Deere & Co.	3.100%	4/15/30	770	731
	Deere & Co.	7.125%	3/3/31	400	466
	Deere & Co.	3.900%	6/9/42	1,000	896
	Deere & Co.	2.875%	9/7/49	200	145
	Deere & Co.	3.750%	4/15/50	650	553
[6]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	304	285
	Dover Corp.	2.950%	11/4/29	575	539
	Dover Corp.	5.375%	3/1/41	280	287
	Eaton Corp.	3.103%	9/15/27	665	649
	Eaton Corp.	4.000%	11/2/32	717	705
	Eaton Corp.	4.150%	3/15/33	1,095	1,081
	Eaton Corp.	4.150%	11/2/42	75	69
	Eaton Corp.	3.915%	9/15/47	550	469
	Eaton Corp.	4.700%	8/23/52	657	634
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,884
	Emerson Electric Co.	1.800%	10/15/27	500	469
	Emerson Electric Co.	2.000%	12/21/28	1,000	923
	Emerson Electric Co.	1.950%	10/15/30	375	333
	Emerson Electric Co.	2.200%	12/21/31	900	790
	Emerson Electric Co.	5.250%	11/15/39	135	143
	Emerson Electric Co.	2.750%	10/15/50	450	308
	Emerson Electric Co.	2.800%	12/21/51	900	618
	FedEx Corp.	3.250%	4/1/26	500	493
	FedEx Corp.	3.400%	2/15/28	1,000	976
	FedEx Corp.	3.100%	8/5/29	825	784
	FedEx Corp.	4.250%	5/15/30	639	639
	FedEx Corp.	2.400%	5/15/31	450	398
	FedEx Corp.	4.900%	1/15/34	435	444
	FedEx Corp.	3.900%	2/1/35	200	187
	FedEx Corp.	3.250%	5/15/41	650	506
	FedEx Corp.	3.875%	8/1/42	435	363
	FedEx Corp.	4.100%	4/15/43	300	257
	FedEx Corp.	5.100%	1/15/44	600	585
	FedEx Corp.	4.100%	2/1/45	565	475
	FedEx Corp.	4.750%	11/15/45	1,075	988
	FedEx Corp.	4.550%	4/1/46	1,020	909
	FedEx Corp.	4.400%	1/15/47	630	549
	FedEx Corp.	4.050%	2/15/48	810	670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	4.950%	10/17/48	750	705
	FedEx Corp.	5.250%	5/15/50	1,150	1,135
[6]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	629	547
	Flowserve Corp.	3.500%	10/1/30	500	466
	Fortive Corp.	3.150%	6/15/26	585	574
	Fortive Corp.	4.300%	6/15/46	425	374
	GE Capital Funding LLC	4.550%	5/15/32	376	376
	General Dynamics Corp.	2.125%	8/15/26	250	242
	General Dynamics Corp.	3.500%	4/1/27	350	347
	General Dynamics Corp.	2.625%	11/15/27	500	481
	General Dynamics Corp.	3.750%	5/15/28	705	700
	General Dynamics Corp.	3.625%	4/1/30	755	738
	General Dynamics Corp.	2.250%	6/1/31	500	444
	General Dynamics Corp.	4.250%	4/1/40	570	533
	General Dynamics Corp.	3.600%	11/15/42	625	527
	General Dynamics Corp.	4.250%	4/1/50	600	541
[6]	General Electric Co.	5.875%	1/14/38	1,762	1,933
[6]	General Electric Co.	6.875%	1/10/39	605	727
	General Electric Co.	4.350%	5/1/50	355	322
	HEICO Corp.	5.250%	8/1/28	500	516
	HEICO Corp.	5.350%	8/1/33	500	520
	Hexcel Corp.	4.200%	2/15/27	189	185
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,120
	Honeywell International Inc.	1.100%	3/1/27	800	749
	Honeywell International Inc.	4.650%	7/30/27	510	520
	Honeywell International Inc.	4.950%	2/15/28	500	518
	Honeywell International Inc.	4.250%	1/15/29	600	608
	Honeywell International Inc.	2.700%	8/15/29	350	331
	Honeywell International Inc.	4.700%	2/1/30	695	714
	Honeywell International Inc.	1.950%	6/1/30	1,125	1,006
	Honeywell International Inc.	1.750%	9/1/31	1,150	987
	Honeywell International Inc.	4.750%	2/1/32	555	571
	Honeywell International Inc.	5.000%	2/15/33	1,300	1,359
	Honeywell International Inc.	4.500%	1/15/34	600	605
	Honeywell International Inc.	5.000%	3/1/35	2,830	2,944
	Honeywell International Inc.	5.700%	3/15/36	300	331
	Honeywell International Inc.	5.700%	3/15/37	305	336
	Honeywell International Inc.	5.375%	3/1/41	855	904
	Honeywell International Inc.	5.250%	3/1/54	2,450	2,555
	Honeywell International Inc.	5.350%	3/1/64	1,000	1,056
	Howmet Aerospace Inc.	3.000%	1/15/29	1,225	1,163
	Howmet Aerospace Inc.	4.850%	10/15/31	200	204
	Howmet Aerospace Inc.	5.950%	2/1/37	500	547
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	487
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	786
	IDEX Corp.	4.950%	9/1/29	420	429
	IDEX Corp.	3.000%	5/1/30	300	278
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,075
	Illinois Tool Works Inc.	3.900%	9/1/42	1,545	1,361
	Ingersoll Rand Inc.	5.197%	6/15/27	575	589
	Ingersoll Rand Inc.	5.400%	8/14/28	300	312
	Ingersoll Rand Inc.	5.176%	6/15/29	625	647
	Ingersoll Rand Inc.	5.314%	6/15/31	500	523
	Ingersoll Rand Inc.	5.700%	8/14/33	950	1,018
	Ingersoll Rand Inc.	5.450%	6/15/34	625	657
	Ingersoll Rand Inc.	5.700%	6/15/54	500	533
	Jacobs Engineering Group Inc.	6.350%	8/18/28	500	532
	Jacobs Engineering Group Inc.	5.900%	3/1/33	500	524
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	646
[6]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	540	518
[6]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	396	355
[6]	John Deere Capital Corp.	4.800%	1/9/26	850	858
[6]	John Deere Capital Corp.	0.700%	1/15/26	500	479
[6]	John Deere Capital Corp.	4.950%	3/6/26	800	810
[6]	John Deere Capital Corp.	4.750%	6/8/26	500	507
[6]	John Deere Capital Corp.	2.650%	6/10/26	300	294
[6]	John Deere Capital Corp.	1.050%	6/17/26	500	476
[6]	John Deere Capital Corp.	5.150%	9/8/26	500	512
[6]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,597
[6]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	John Deere Capital Corp.	4.850%	3/5/27	800	816
[6]	John Deere Capital Corp.	2.350%	3/8/27	500	481
[6]	John Deere Capital Corp.	4.900%	6/11/27	512	525
[6]	John Deere Capital Corp.	2.800%	9/8/27	250	242
[6]	John Deere Capital Corp.	4.150%	9/15/27	875	881
[6]	John Deere Capital Corp.	3.050%	1/6/28	600	583
[6]	John Deere Capital Corp.	4.750%	1/20/28	850	870
[6]	John Deere Capital Corp.	4.900%	3/3/28	500	515
[6]	John Deere Capital Corp.	1.500%	3/6/28	500	461
[6]	John Deere Capital Corp.	4.950%	7/14/28	800	826
[6]	John Deere Capital Corp.	3.450%	3/7/29	623	609
[6]	John Deere Capital Corp.	4.850%	6/11/29	431	445
[6]	John Deere Capital Corp.	2.800%	7/18/29	490	464
[6]	John Deere Capital Corp.	2.450%	1/9/30	3,535	3,274
[6]	John Deere Capital Corp.	4.700%	6/10/30	500	515
	John Deere Capital Corp.	1.450%	1/15/31	500	427
[6]	John Deere Capital Corp.	4.900%	3/7/31	800	830
	John Deere Capital Corp.	4.400%	9/8/31	430	433
[6]	John Deere Capital Corp.	3.900%	6/7/32	745	726
[6]	John Deere Capital Corp.	4.350%	9/15/32	500	504
[6]	John Deere Capital Corp.	5.150%	9/8/33	750	792
[6]	John Deere Capital Corp.	5.100%	4/11/34	835	874
[6]	John Deere Capital Corp.	5.050%	6/12/34	675	705
[6]	Johnson Controls International plc	3.900%	2/14/26	219	217
	Johnson Controls International plc	5.500%	4/19/29	585	613
	Johnson Controls International plc	1.750%	9/15/30	500	433
	Johnson Controls International plc	2.000%	9/16/31	500	427
	Johnson Controls International plc	4.900%	12/1/32	339	346
[6]	Johnson Controls International plc	6.000%	1/15/36	210	230
[6]	Johnson Controls International plc	4.625%	7/2/44	800	731
	Johnson Controls International plc	4.500%	2/15/47	400	358
[6]	Johnson Controls International plc	4.950%	7/2/64	286	267
	Kennametal Inc.	4.625%	6/15/28	1,000	1,003
	Keysight Technologies Inc.	4.600%	4/6/27	375	377
	Keysight Technologies Inc.	3.000%	10/30/29	425	397
	Kirby Corp.	4.200%	3/1/28	408	403
	L3Harris Technologies Inc.	3.850%	12/15/26	831	825
	L3Harris Technologies Inc.	5.400%	1/15/27	1,000	1,027
[6]	L3Harris Technologies Inc.	4.400%	6/15/28	600	603
	L3Harris Technologies Inc.	5.050%	6/1/29	635	654
	L3Harris Technologies Inc.	2.900%	12/15/29	750	699
	L3Harris Technologies Inc.	1.800%	1/15/31	600	511
	L3Harris Technologies Inc.	5.250%	6/1/31	635	661
	L3Harris Technologies Inc.	5.400%	7/31/33	1,500	1,566
	L3Harris Technologies Inc.	5.350%	6/1/34	635	661
	L3Harris Technologies Inc.	4.854%	4/27/35	100	100
	L3Harris Technologies Inc.	5.054%	4/27/45	475	466
	L3Harris Technologies Inc.	5.600%	7/31/53	650	685
	Lennox International Inc.	1.700%	8/1/27	500	467
	LKQ Corp.	5.750%	6/15/28	3,000	3,113
	Lockheed Martin Corp.	4.950%	10/15/25	432	435
	Lockheed Martin Corp.	3.550%	1/15/26	600	596
	Lockheed Martin Corp.	5.100%	11/15/27	612	633
	Lockheed Martin Corp.	4.450%	5/15/28	500	508
	Lockheed Martin Corp.	4.500%	2/15/29	500	509
	Lockheed Martin Corp.	3.900%	6/15/32	175	171
	Lockheed Martin Corp.	5.250%	1/15/33	1,225	1,303
	Lockheed Martin Corp.	4.750%	2/15/34	700	718
	Lockheed Martin Corp.	3.600%	3/1/35	485	451
	Lockheed Martin Corp.	4.500%	5/15/36	565	564
[6]	Lockheed Martin Corp.	6.150%	9/1/36	452	519
	Lockheed Martin Corp.	5.720%	6/1/40	316	344
	Lockheed Martin Corp.	4.070%	12/15/42	1,131	1,026
	Lockheed Martin Corp.	3.800%	3/1/45	750	645
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,026
	Lockheed Martin Corp.	2.800%	6/15/50	700	485
	Lockheed Martin Corp.	4.090%	9/15/52	622	543
	Lockheed Martin Corp.	4.150%	6/15/53	210	185
	Lockheed Martin Corp.	5.700%	11/15/54	1,625	1,814
	Lockheed Martin Corp.	5.200%	2/15/55	550	569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.300%	6/15/62	300	266
	Lockheed Martin Corp.	5.900%	11/15/63	1,235	1,427
	Lockheed Martin Corp.	5.200%	2/15/64	500	517
	MasTec Inc.	5.900%	6/15/29	325	339
	Norfolk Southern Corp.	7.800%	5/15/27	100	109
	Norfolk Southern Corp.	3.150%	6/1/27	125	122
	Norfolk Southern Corp.	3.800%	8/1/28	750	744
	Norfolk Southern Corp.	2.550%	11/1/29	338	313
	Norfolk Southern Corp.	5.050%	8/1/30	500	520
	Norfolk Southern Corp.	3.000%	3/15/32	550	501
	Norfolk Southern Corp.	4.450%	3/1/33	420	419
	Norfolk Southern Corp.	5.550%	3/15/34	500	536
	Norfolk Southern Corp.	4.837%	10/1/41	565	554
	Norfolk Southern Corp.	3.950%	10/1/42	425	368
	Norfolk Southern Corp.	4.450%	6/15/45	975	892
	Norfolk Southern Corp.	4.650%	1/15/46	300	281
	Norfolk Southern Corp.	3.942%	11/1/47	850	708
	Norfolk Southern Corp.	4.150%	2/28/48	610	526
	Norfolk Southern Corp.	4.100%	5/15/49	615	522
	Norfolk Southern Corp.	3.400%	11/1/49	330	248
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,126
	Norfolk Southern Corp.	2.900%	8/25/51	520	350
	Norfolk Southern Corp.	4.050%	8/15/52	634	529
	Norfolk Southern Corp.	3.700%	3/15/53	350	274
	Norfolk Southern Corp.	4.550%	6/1/53	500	453
	Norfolk Southern Corp.	5.350%	8/1/54	800	823
	Norfolk Southern Corp.	3.155%	5/15/55	1,811	1,259
	Norfolk Southern Corp.	5.950%	3/15/64	500	554
	Norfolk Southern Corp.	5.100%	8/1/18	300	280
	Norfolk Southern Corp.	4.100%	5/15/21	500	380
	Northrop Grumman Corp.	3.200%	2/1/27	675	661
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,304
	Northrop Grumman Corp.	4.600%	2/1/29	400	406
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,549
	Northrop Grumman Corp.	4.700%	3/15/33	750	761
	Northrop Grumman Corp.	4.900%	6/1/34	700	716
	Northrop Grumman Corp.	5.050%	11/15/40	245	245
	Northrop Grumman Corp.	4.750%	6/1/43	776	748
	Northrop Grumman Corp.	3.850%	4/15/45	905	764
	Northrop Grumman Corp.	4.030%	10/15/47	1,918	1,650
	Northrop Grumman Corp.	5.250%	5/1/50	795	812
	Northrop Grumman Corp.	4.950%	3/15/53	750	734
	Northrop Grumman Corp.	5.200%	6/1/54	1,000	1,018
	nVent Finance Sarl	4.550%	4/15/28	300	300
	nVent Finance Sarl	5.650%	5/15/33	500	520
	Oshkosh Corp.	4.600%	5/15/28	400	402
	Oshkosh Corp.	3.100%	3/1/30	80	74
	Otis Worldwide Corp.	2.293%	4/5/27	600	573
	Otis Worldwide Corp.	5.250%	8/16/28	600	621
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,282
	Otis Worldwide Corp.	3.112%	2/15/40	611	491
	Otis Worldwide Corp.	3.362%	2/15/50	550	416
[6]	PACCAR Financial Corp.	4.450%	3/30/26	500	504
	PACCAR Financial Corp.	5.000%	5/13/27	750	770
	PACCAR Financial Corp.	4.450%	8/6/27	575	584
[6]	PACCAR Financial Corp.	4.600%	1/31/29	500	513
	PACCAR Financial Corp.	4.000%	9/26/29	750	748
[6]	PACCAR Financial Corp.	5.000%	3/22/34	500	522
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,839
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	1,046
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	960
[6]	Parker-Hannifin Corp.	4.200%	11/21/34	200	194
[6]	Parker-Hannifin Corp.	6.250%	5/15/38	165	187
[6]	Parker-Hannifin Corp.	4.450%	11/21/44	420	383
	Parker-Hannifin Corp.	4.100%	3/1/47	500	432
	Parker-Hannifin Corp.	4.000%	6/14/49	950	808
	Pentair Finance Sarl	5.900%	7/15/32	500	536
	Precision Castparts Corp.	3.900%	1/15/43	375	326
	Precision Castparts Corp.	4.375%	6/15/45	275	254
	Regal Rexnord Corp.	6.050%	2/15/26	800	814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regal Rexnord Corp.	6.050%	4/15/28	1,050	1,091
[6]	Regal Rexnord Corp.	6.300%	2/15/30	950	1,010
	Regal Rexnord Corp.	6.400%	4/15/33	1,060	1,133
	Republic Services Inc.	0.875%	11/15/25	500	481
	Republic Services Inc.	2.900%	7/1/26	2,322	2,275
	Republic Services Inc.	4.875%	4/1/29	500	514
	Republic Services Inc.	5.000%	11/15/29	500	518
	Republic Services Inc.	2.300%	3/1/30	725	658
	Republic Services Inc.	1.450%	2/15/31	500	419
	Republic Services Inc.	1.750%	2/15/32	625	520
	Republic Services Inc.	2.375%	3/15/33	1,000	850
	Republic Services Inc.	5.000%	4/1/34	500	515
	Republic Services Inc.	6.200%	3/1/40	475	534
	Republic Services Inc.	5.700%	5/15/41	300	318
	Republic Services Inc.	3.050%	3/1/50	650	468
	Rockwell Automation Inc.	3.500%	3/1/29	350	342
	Rockwell Automation Inc.	1.750%	8/15/31	500	424
	Rockwell Automation Inc.	4.200%	3/1/49	575	511
	Rockwell Automation Inc.	2.800%	8/15/61	500	312
	RTX Corp.	5.000%	2/27/26	300	303
	RTX Corp.	3.500%	3/15/27	2,885	2,842
	RTX Corp.	3.125%	5/4/27	975	951
	RTX Corp.	7.200%	8/15/27	75	81
	RTX Corp.	4.125%	11/16/28	3,445	3,435
	RTX Corp.	2.250%	7/1/30	500	449
	RTX Corp.	6.000%	3/15/31	870	947
	RTX Corp.	1.900%	9/1/31	925	786
	RTX Corp.	2.375%	3/15/32	200	174
	RTX Corp.	5.150%	2/27/33	850	883
	RTX Corp.	6.100%	3/15/34	1,179	1,301
	RTX Corp.	5.400%	5/1/35	500	528
	RTX Corp.	6.050%	6/1/36	585	649
	RTX Corp.	6.125%	7/15/38	463	517
	RTX Corp.	4.450%	11/16/38	550	524
	RTX Corp.	5.700%	4/15/40	480	514
	RTX Corp.	4.875%	10/15/40	225	220
	RTX Corp.	4.700%	12/15/41	575	545
	RTX Corp.	4.500%	6/1/42	2,857	2,660
	RTX Corp.	4.800%	12/15/43	285	271
	RTX Corp.	4.150%	5/15/45	694	606
	RTX Corp.	3.750%	11/1/46	900	735
	RTX Corp.	4.350%	4/15/47	780	693
	RTX Corp.	4.050%	5/4/47	511	435
	RTX Corp.	4.625%	11/16/48	1,500	1,387
	RTX Corp.	3.125%	7/1/50	863	618
	RTX Corp.	2.820%	9/1/51	925	619
	RTX Corp.	3.030%	3/15/52	950	664
	RTX Corp.	5.375%	2/27/53	1,165	1,198
	RTX Corp.	6.400%	3/15/54	1,521	1,795
[6]	Ryder System Inc.	1.750%	9/1/26	500	476
[6]	Ryder System Inc.	2.900%	12/1/26	325	315
[6]	Ryder System Inc.	2.850%	3/1/27	200	193
[6]	Ryder System Inc.	5.300%	3/15/27	600	614
[6]	Ryder System Inc.	5.650%	3/1/28	500	521
[6]	Ryder System Inc.	5.250%	6/1/28	500	516
	Ryder System Inc.	6.300%	12/1/28	500	537
[6]	Ryder System Inc.	5.375%	3/15/29	1,000	1,038
[6]	Ryder System Inc.	5.500%	6/1/29	500	522
[6]	Ryder System Inc.	4.950%	9/1/29	500	509
	Ryder System Inc.	6.600%	12/1/33	500	558
	Southwest Airlines Co.	3.000%	11/15/26	400	388
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,958
	Southwest Airlines Co.	3.450%	11/16/27	540	523
	Southwest Airlines Co.	2.625%	2/10/30	400	362
	Teledyne Technologies Inc.	2.250%	4/1/28	500	467
	Teledyne Technologies Inc.	2.750%	4/1/31	900	809
	Textron Inc.	4.000%	3/15/26	300	299
	Textron Inc.	3.650%	3/15/27	2,044	2,012
	Textron Inc.	3.375%	3/1/28	325	315
	Textron Inc.	6.100%	11/15/33	500	542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Timken Co.	4.500%	12/15/28	400	400
	Trane Technologies Financing Ltd.	3.500%	3/21/26	325	321
	Trane Technologies Financing Ltd.	5.250%	3/3/33	600	631
	Trane Technologies Financing Ltd.	5.100%	6/13/34	500	521
	Trane Technologies Financing Ltd.	4.650%	11/1/44	150	142
	Trane Technologies Financing Ltd.	4.500%	3/21/49	350	322
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,184
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	415	448
	Trimble Inc.	4.900%	6/15/28	400	406
	Triton Container International Ltd.	3.250%	3/15/32	500	433
	Tyco Electronics Group SA	4.500%	2/13/26	500	503
	Tyco Electronics Group SA	3.125%	8/15/27	450	439
	Tyco Electronics Group SA	2.500%	2/4/32	500	443
	Tyco Electronics Group SA	7.125%	10/1/37	550	667
	Union Pacific Corp.	2.750%	3/1/26	648	636
	Union Pacific Corp.	2.150%	2/5/27	707	678
	Union Pacific Corp.	3.000%	4/15/27	240	234
	Union Pacific Corp.	2.400%	2/5/30	825	757
	Union Pacific Corp.	2.375%	5/20/31	500	448
	Union Pacific Corp.	2.800%	2/14/32	500	455
	Union Pacific Corp.	3.375%	2/1/35	900	822
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,548
	Union Pacific Corp.	3.600%	9/15/37	428	384
	Union Pacific Corp.	4.050%	3/1/46	500	435
	Union Pacific Corp.	3.350%	8/15/46	550	427
	Union Pacific Corp.	3.250%	2/5/50	850	641
	Union Pacific Corp.	3.799%	10/1/51	682	562
	Union Pacific Corp.	2.950%	3/10/52	500	351
	Union Pacific Corp.	4.950%	9/9/52	521	521
	Union Pacific Corp.	3.500%	2/14/53	500	389
	Union Pacific Corp.	3.950%	8/15/59	425	348
	Union Pacific Corp.	3.839%	3/20/60	1,106	887
	Union Pacific Corp.	3.550%	5/20/61	545	403
	Union Pacific Corp.	2.973%	9/16/62	875	565
	Union Pacific Corp.	4.100%	9/15/67	350	287
	Union Pacific Corp.	3.750%	2/5/70	1,000	757
	Union Pacific Corp.	3.799%	4/6/71	1,150	883
	Union Pacific Corp.	3.850%	2/14/72	500	388
[6]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	381	375
[6]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	1,537	1,568
[6]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	1,051	1,103
[6]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	590	608
[6]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	347	329
[6]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	666	623
[6]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	340	327
[6]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	384	342
[6]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	845	879
[6]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	588	582
	United Parcel Service Inc.	2.400%	11/15/26	609	590
	United Parcel Service Inc.	2.500%	9/1/29	400	373
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,020
	United Parcel Service Inc.	4.875%	3/3/33	650	672
	United Parcel Service Inc.	5.150%	5/22/34	750	788
	United Parcel Service Inc.	6.200%	1/15/38	505	577
	United Parcel Service Inc.	5.200%	4/1/40	465	480
	United Parcel Service Inc.	4.875%	11/15/40	350	351
	United Parcel Service Inc.	3.625%	10/1/42	300	251
	United Parcel Service Inc.	3.400%	11/15/46	390	310
	United Parcel Service Inc.	4.250%	3/15/49	800	708
	United Parcel Service Inc.	3.400%	9/1/49	200	155
	United Parcel Service Inc.	5.300%	4/1/50	2,870	2,983
	United Parcel Service Inc.	5.050%	3/3/53	650	649
	United Parcel Service Inc.	5.500%	5/22/54	925	988
	United Parcel Service Inc.	5.600%	5/22/64	500	535
	Valmont Industries Inc.	5.000%	10/1/44	475	452
	Valmont Industries Inc.	5.250%	10/1/54	300	287
	Veralto Corp.	5.500%	9/18/26	625	639
	Veralto Corp.	5.350%	9/18/28	600	625
	Veralto Corp.	5.450%	9/18/33	600	629
	Vontier Corp.	1.800%	4/1/26	500	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vontier Corp.	2.400%	4/1/28	500	460
	Vontier Corp.	2.950%	4/1/31	500	436
	Waste Connections Inc.	4.250%	12/1/28	1,591	1,596
	Waste Connections Inc.	3.500%	5/1/29	950	925
	Waste Connections Inc.	2.600%	2/1/30	500	462
	Waste Connections Inc.	2.200%	1/15/32	700	601
	Waste Connections Inc.	4.200%	1/15/33	639	621
	Waste Connections Inc.	5.000%	3/1/34	470	482
	Waste Connections Inc.	3.050%	4/1/50	300	213
	Waste Connections Inc.	2.950%	1/15/52	700	480
	Waste Management Inc.	0.750%	11/15/25	500	481
	Waste Management Inc.	4.950%	7/3/27	375	385
	Waste Management Inc.	3.150%	11/15/27	1,600	1,563
	Waste Management Inc.	1.150%	3/15/28	500	454
	Waste Management Inc.	1.500%	3/15/31	1,400	1,185
	Waste Management Inc.	4.950%	7/3/31	325	338
	Waste Management Inc.	4.150%	4/15/32	2,585	2,563
	Waste Management Inc.	4.625%	2/15/33	250	254
	Waste Management Inc.	4.875%	2/15/34	725	748
	Waste Management Inc.	2.950%	6/1/41	500	390
	Waste Management Inc.	4.150%	7/15/49	325	289
	Waste Management Inc.	2.500%	11/15/50	500	327
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	712
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	750	760
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	470	497
	WW Grainger Inc.	4.600%	6/15/45	905	858
	WW Grainger Inc.	3.750%	5/15/46	325	271
	WW Grainger Inc.	4.200%	5/15/47	350	311
	Xylem Inc.	3.250%	11/1/26	300	294
	Xylem Inc.	1.950%	1/30/28	250	232
	Xylem Inc.	2.250%	1/30/31	400	352
	Xylem Inc.	4.375%	11/1/46	475	425
					410,238
Materials (0.3%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	2,700	2,627
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	143
	Air Products and Chemicals Inc.	4.600%	2/8/29	450	461
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	629
	Air Products and Chemicals Inc.	4.800%	3/3/33	400	413
	Air Products and Chemicals Inc.	4.850%	2/8/34	1,240	1,279
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	460
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	691
	Albemarle Corp.	4.650%	6/1/27	500	502
	Albemarle Corp.	5.050%	6/1/32	500	500
	Albemarle Corp.	5.450%	12/1/44	325	308
	Albemarle Corp.	5.650%	6/1/52	365	341
	Amcor Finance USA Inc.	4.500%	5/15/28	500	500
	Amcor Finance USA Inc.	5.625%	5/26/33	582	614
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	450
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	442
	Amcor Group Finance plc	5.450%	5/23/29	500	518
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	707
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	651
	ArcelorMittal SA	4.550%	3/11/26	400	400
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,098
	ArcelorMittal SA	4.250%	7/16/29	400	398
	ArcelorMittal SA	6.800%	11/29/32	700	781
	ArcelorMittal SA	6.000%	6/17/34	585	621
	ArcelorMittal SA	7.000%	10/15/39	809	919
	ArcelorMittal SA	6.750%	3/1/41	180	198
	ArcelorMittal SA	6.350%	6/17/54	600	626
	Barrick Gold Corp.	6.450%	10/15/35	375	426
	Barrick North America Finance LLC	5.700%	5/30/41	770	812
	Barrick North America Finance LLC	5.750%	5/1/43	850	903
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	727
	Berry Global Inc.	1.570%	1/15/26	1,400	1,348
	Berry Global Inc.	1.650%	1/15/27	1,000	939
	Berry Global Inc.	5.500%	4/15/28	500	513
[11]	Berry Global Inc.	5.800%	6/15/31	675	702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Berry Global Inc.	5.650%	1/15/34	500	514
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	850	858
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	154
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	600	613
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	850	867
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	500	517
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	700	738
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	550	565
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	1,200	1,257
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,050	949
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	450	480
	Cabot Corp.	4.000%	7/1/29	240	238
	Carlisle Cos. Inc.	3.750%	12/1/27	650	639
	Carlisle Cos. Inc.	2.750%	3/1/30	675	621
	Celanese US Holdings LLC	1.400%	8/5/26	500	472
	Celanese US Holdings LLC	6.165%	7/15/27	1,800	1,866
	Celanese US Holdings LLC	6.350%	11/15/28	800	845
	Celanese US Holdings LLC	6.330%	7/15/29	600	636
	Celanese US Holdings LLC	6.550%	11/15/30	800	863
	Celanese US Holdings LLC	6.379%	7/15/32	760	813
	Celanese US Holdings LLC	6.700%	11/15/33	800	875
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	291
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	350	335
	CF Industries Inc.	5.150%	3/15/34	700	708
	CF Industries Inc.	4.950%	6/1/43	505	475
	CF Industries Inc.	5.375%	3/15/44	700	688
	CRH America Finance Inc.	5.400%	5/21/34	625	651
	CRH SMW Finance DAC	5.200%	5/21/29	625	647
	Dow Chemical Co.	7.375%	11/1/29	58	66
	Dow Chemical Co.	2.100%	11/15/30	750	666
	Dow Chemical Co.	6.300%	3/15/33	400	442
	Dow Chemical Co.	5.150%	2/15/34	400	411
	Dow Chemical Co.	4.250%	10/1/34	386	374
	Dow Chemical Co.	9.400%	5/15/39	556	775
	Dow Chemical Co.	5.250%	11/15/41	375	372
	Dow Chemical Co.	4.375%	11/15/42	1,300	1,148
	Dow Chemical Co.	4.625%	10/1/44	400	362
	Dow Chemical Co.	5.550%	11/30/48	1,075	1,085
	Dow Chemical Co.	4.800%	5/15/49	725	661
	Dow Chemical Co.	3.600%	11/15/50	1,000	753
	Dow Chemical Co.	6.900%	5/15/53	700	837
	Dow Chemical Co.	5.600%	2/15/54	400	413
	DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,497
	DuPont de Nemours Inc.	5.319%	11/15/38	983	1,071
	DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,769
	Eastman Chemical Co.	4.500%	12/1/28	125	126
	Eastman Chemical Co.	5.750%	3/8/33	400	423
	Eastman Chemical Co.	5.625%	2/20/34	300	313
	Eastman Chemical Co.	4.800%	9/1/42	690	642
	Eastman Chemical Co.	4.650%	10/15/44	850	771
	Ecolab Inc.	2.700%	11/1/26	600	585
	Ecolab Inc.	1.650%	2/1/27	200	190
	Ecolab Inc.	3.250%	12/1/27	1,400	1,370
	Ecolab Inc.	5.250%	1/15/28	300	312
	Ecolab Inc.	4.800%	3/24/30	700	723
	Ecolab Inc.	1.300%	1/30/31	500	420
	Ecolab Inc.	2.125%	2/1/32	300	261
	Ecolab Inc.	2.700%	12/15/51	710	477
	Ecolab Inc.	2.750%	8/18/55	978	650
	EIDP Inc.	4.500%	5/15/26	500	503
	EIDP Inc.	2.300%	7/15/30	400	361
	EIDP Inc.	4.800%	5/15/33	500	507
	FMC Corp.	5.150%	5/18/26	300	303
	FMC Corp.	3.200%	10/1/26	300	293
	FMC Corp.	3.450%	10/1/29	400	375
	FMC Corp.	5.650%	5/18/33	500	517
	FMC Corp.	4.500%	10/1/49	400	331
	FMC Corp.	6.375%	5/18/53	500	536
	Freeport-McMoRan Inc.	5.000%	9/1/27	500	503
	Freeport-McMoRan Inc.	4.125%	3/1/28	645	636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Freeport-McMoRan Inc.	4.375%	8/1/28	600	596
	Freeport-McMoRan Inc.	5.250%	9/1/29	500	507
	Freeport-McMoRan Inc.	4.250%	3/1/30	500	490
	Freeport-McMoRan Inc.	4.625%	8/1/30	700	699
	Freeport-McMoRan Inc.	5.400%	11/14/34	600	621
	Freeport-McMoRan Inc.	5.450%	3/15/43	1,450	1,455
	Georgia-Pacific LLC	8.875%	5/15/31	700	876
	Huntsman International LLC	4.500%	5/1/29	725	712
	Huntsman International LLC	2.950%	6/15/31	300	259
	International Flavors & Fragrances Inc.	4.450%	9/26/28	415	417
	International Flavors & Fragrances Inc.	5.000%	9/26/48	675	621
	International Paper Co.	5.000%	9/15/35	150	153
	International Paper Co.	6.000%	11/15/41	1,100	1,200
	International Paper Co.	4.800%	6/15/44	850	803
	International Paper Co.	4.400%	8/15/47	560	492
	International Paper Co.	4.350%	8/15/48	800	697
	Kinross Gold Corp.	4.500%	7/15/27	100	100
	Kinross Gold Corp.	6.250%	7/15/33	500	542
	Linde Inc.	4.700%	12/5/25	500	504
	Linde Inc.	3.200%	1/30/26	1,200	1,187
	Linde Inc.	1.100%	8/10/30	500	426
	Linde Inc.	3.550%	11/7/42	300	254
	Linde Inc.	2.000%	8/10/50	700	410
	LYB International Finance BV	5.250%	7/15/43	700	682
	LYB International Finance BV	4.875%	3/15/44	840	781
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,896
	LYB International Finance III LLC	2.250%	10/1/30	400	354
	LYB International Finance III LLC	5.625%	5/15/33	156	166
	LYB International Finance III LLC	5.500%	3/1/34	625	651
	LYB International Finance III LLC	3.375%	10/1/40	600	474
	LYB International Finance III LLC	4.200%	10/15/49	870	714
	LYB International Finance III LLC	4.200%	5/1/50	850	697
	LYB International Finance III LLC	3.625%	4/1/51	800	595
	LYB International Finance III LLC	3.800%	10/1/60	400	295
	LyondellBasell Industries NV	4.625%	2/26/55	910	792
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	491
[6]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	342
	Martin Marietta Materials Inc.	2.400%	7/15/31	856	748
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	518
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	534
	Mosaic Co.	4.050%	11/15/27	600	594
	Mosaic Co.	5.375%	11/15/28	300	311
	Mosaic Co.	5.450%	11/15/33	400	413
	Mosaic Co.	4.875%	11/15/41	400	371
	Mosaic Co.	5.625%	11/15/43	425	429
	NewMarket Corp.	2.700%	3/18/31	500	439
	Newmont Corp.	5.300%	3/15/26	845	856
	Newmont Corp.	2.800%	10/1/29	550	516
	Newmont Corp.	2.250%	10/1/30	2,900	2,598
	Newmont Corp.	2.600%	7/15/32	800	709
[6]	Newmont Corp.	5.875%	4/1/35	725	791
	Newmont Corp.	6.250%	10/1/39	700	795
	Newmont Corp.	4.875%	3/15/42	1,025	1,013
	Newmont Corp.	5.450%	6/9/44	500	516
	Newmont Corp.	4.200%	5/13/50	400	355
	Nucor Corp.	4.300%	5/23/27	250	252
	Nucor Corp.	2.700%	6/1/30	300	277
	Nucor Corp.	3.125%	4/1/32	500	458
	Nucor Corp.	6.400%	12/1/37	400	460
	Nucor Corp.	3.850%	4/1/52	200	162
	Nucor Corp.	2.979%	12/15/55	1,230	808
	Nutrien Ltd.	5.950%	11/7/25	300	305
	Nutrien Ltd.	4.000%	12/15/26	500	496
	Nutrien Ltd.	5.200%	6/21/27	400	410
	Nutrien Ltd.	4.900%	3/27/28	300	306
	Nutrien Ltd.	2.950%	5/13/30	3,225	3,000
	Nutrien Ltd.	5.400%	6/21/34	500	518
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,165
	Nutrien Ltd.	5.875%	12/1/36	300	323
	Nutrien Ltd.	5.625%	12/1/40	385	394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	4.900%	6/1/43	425	400
	Nutrien Ltd.	5.250%	1/15/45	286	280
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,135
	Nutrien Ltd.	5.800%	3/27/53	1,184	1,254
	Packaging Corp. of America	3.400%	12/15/27	400	390
	Packaging Corp. of America	3.000%	12/15/29	950	894
	Packaging Corp. of America	4.050%	12/15/49	600	497
	Packaging Corp. of America	3.050%	10/1/51	100	70
	PPG Industries Inc.	1.200%	3/15/26	500	478
	PPG Industries Inc.	2.550%	6/15/30	600	547
	Reliance Inc.	2.150%	8/15/30	800	704
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	809
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	490
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	248
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,065	1,103
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,400	945
	Rio Tinto Finance USA plc	5.000%	3/9/33	300	314
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,079
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	557
	Rio Tinto Finance USA plc	5.125%	3/9/53	1,000	1,015
	Rohm & Haas Co.	7.850%	7/15/29	150	171
	RPM International Inc.	3.750%	3/15/27	150	148
	RPM International Inc.	4.550%	3/1/29	275	276
	RPM International Inc.	2.950%	1/15/32	250	222
	RPM International Inc.	5.250%	6/1/45	75	73
	RPM International Inc.	4.250%	1/15/48	450	394
	Sherwin-Williams Co.	3.950%	1/15/26	600	596
	Sherwin-Williams Co.	3.450%	6/1/27	300	295
[6]	Sherwin-Williams Co.	4.550%	3/1/28	500	506
	Sherwin-Williams Co.	2.950%	8/15/29	700	658
	Sherwin-Williams Co.	2.300%	5/15/30	500	450
	Sherwin-Williams Co.	4.800%	9/1/31	200	204
	Sherwin-Williams Co.	2.200%	3/15/32	500	432
	Sherwin-Williams Co.	4.000%	12/15/42	220	188
	Sherwin-Williams Co.	4.550%	8/1/45	270	245
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	1,004
	Sherwin-Williams Co.	3.800%	8/15/49	504	406
	Sherwin-Williams Co.	3.300%	5/15/50	400	294
[11]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	550	568
[11]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	840	876
[11]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	1,155	1,236
	Sonoco Products Co.	4.450%	9/1/26	300	300
	Sonoco Products Co.	2.250%	2/1/27	500	477
	Sonoco Products Co.	4.600%	9/1/29	325	323
	Sonoco Products Co.	3.125%	5/1/30	2,125	1,980
	Sonoco Products Co.	5.000%	9/1/34	400	395
	Southern Copper Corp.	7.500%	7/27/35	850	1,010
	Southern Copper Corp.	6.750%	4/16/40	750	856
	Southern Copper Corp.	5.250%	11/8/42	1,300	1,267
	Southern Copper Corp.	5.875%	4/23/45	1,280	1,339
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,203
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,202
	Steel Dynamics Inc.	5.375%	8/15/34	455	469
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,086
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,199
	Suzano Austria GmbH	3.750%	1/15/31	1,020	940
[6]	Suzano Austria GmbH	3.125%	1/15/32	850	739
	Suzano International Finance BV	5.500%	1/17/27	1,173	1,193
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	1,048
	Vale Overseas Ltd.	6.125%	6/12/33	1,000	1,059
	Vale Overseas Ltd.	8.250%	1/17/34	375	459
	Vale Overseas Ltd.	6.875%	11/21/36	1,480	1,650
	Vale Overseas Ltd.	6.875%	11/10/39	1,110	1,231
	Vale Overseas Ltd.	6.400%	6/28/54	850	894
	Vale SA	5.625%	9/11/42	238	244
	Vulcan Materials Co.	3.500%	6/1/30	575	550
	Vulcan Materials Co.	4.500%	6/15/47	1,050	943
	Westlake Corp.	3.375%	6/15/30	400	378
	Westlake Corp.	2.875%	8/15/41	350	254
	Westlake Corp.	5.000%	8/15/46	575	544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westlake Corp.	4.375%	11/15/47	435	375
	Westlake Corp.	3.125%	8/15/51	500	338
	Westlake Corp.	3.375%	8/15/61	400	263
	WestRock MWV LLC	8.200%	1/15/30	475	554
	WestRock MWV LLC	7.950%	2/15/31	275	323
	WRKCo Inc.	4.650%	3/15/26	600	601
	WRKCo Inc.	4.000%	3/15/28	800	790
	WRKCo Inc.	3.900%	6/1/28	607	595
	WRKCo Inc.	4.900%	3/15/29	825	840
	WRKCo Inc.	4.200%	6/1/32	700	682
	Yamana Gold Inc.	2.630%	8/15/31	180	156
					165,643
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	457
	Agree LP	4.800%	10/1/32	500	496
	Agree LP	2.600%	6/15/33	500	417
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	345
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	200
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,404
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	503
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	396
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	558
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,408
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	618
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	500	494
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	183
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	450
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	333
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	565	414
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	200	191
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	500	511
	American Assets Trust LP	3.375%	2/1/31	500	435
	American Assets Trust LP	6.150%	10/1/34	400	404
	American Homes 4 Rent LP	4.900%	2/15/29	725	732
	American Homes 4 Rent LP	2.375%	7/15/31	675	581
	American Homes 4 Rent LP	3.625%	4/15/32	250	231
	American Homes 4 Rent LP	5.500%	2/1/34	490	506
	American Homes 4 Rent LP	5.500%	7/15/34	425	439
	American Homes 4 Rent LP	3.375%	7/15/51	500	352
	American Tower Corp.	1.600%	4/15/26	500	479
	American Tower Corp.	1.450%	9/15/26	550	521
	American Tower Corp.	3.375%	10/15/26	1,069	1,050
	American Tower Corp.	2.750%	1/15/27	2,709	2,618
	American Tower Corp.	3.125%	1/15/27	975	949
	American Tower Corp.	3.650%	3/15/27	600	591
	American Tower Corp.	3.550%	7/15/27	1,100	1,077
	American Tower Corp.	3.600%	1/15/28	500	488
	American Tower Corp.	1.500%	1/31/28	1,000	911
	American Tower Corp.	5.800%	11/15/28	600	631
	American Tower Corp.	5.200%	2/15/29	500	515
	American Tower Corp.	3.800%	8/15/29	1,475	1,435
	American Tower Corp.	2.900%	1/15/30	1,490	1,379
	American Tower Corp.	2.100%	6/15/30	560	493
	American Tower Corp.	1.875%	10/15/30	700	603
	American Tower Corp.	2.700%	4/15/31	500	446
	American Tower Corp.	2.300%	9/15/31	550	473
	American Tower Corp.	4.050%	3/15/32	600	576
	American Tower Corp.	5.550%	7/15/33	475	498
	American Tower Corp.	5.450%	2/15/34	650	679
	American Tower Corp.	3.700%	10/15/49	500	388
	American Tower Corp.	3.100%	6/15/50	560	390
	American Tower Corp.	2.950%	1/15/51	1,000	677
	Americold Realty Operating Partnership LP	5.409%	9/12/34	235	236
[6]	AvalonBay Communities Inc.	2.950%	5/11/26	250	245
[6]	AvalonBay Communities Inc.	2.900%	10/15/26	50	49
[6]	AvalonBay Communities Inc.	3.200%	1/15/28	350	339
[6]	AvalonBay Communities Inc.	2.300%	3/1/30	500	452
[6]	AvalonBay Communities Inc.	2.450%	1/15/31	855	762
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AvalonBay Communities Inc.	5.300%	12/7/33	500	521
	AvalonBay Communities Inc.	5.350%	6/1/34	300	315
[6]	AvalonBay Communities Inc.	3.900%	10/15/46	280	233
	Boston Properties LP	2.750%	10/1/26	475	458
	Boston Properties LP	6.750%	12/1/27	2,025	2,141
	Boston Properties LP	2.900%	3/15/30	1,000	898
	Boston Properties LP	3.250%	1/30/31	600	540
	Boston Properties LP	2.550%	4/1/32	500	416
	Boston Properties LP	2.450%	10/1/33	1,030	825
	Boston Properties LP	6.500%	1/15/34	248	270
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	398
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	295
	Brixmor Operating Partnership LP	2.250%	4/1/28	1,500	1,383
	Brixmor Operating Partnership LP	4.125%	5/15/29	588	576
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,359
	Brixmor Operating Partnership LP	5.750%	2/15/35	335	352
	Camden Property Trust	4.100%	10/15/28	250	249
	Camden Property Trust	3.150%	7/1/29	600	572
	Camden Property Trust	3.350%	11/1/49	800	586
	CBRE Services Inc.	4.875%	3/1/26	625	628
	CBRE Services Inc.	5.500%	4/1/29	400	417
	CBRE Services Inc.	2.500%	4/1/31	500	437
	CBRE Services Inc.	5.950%	8/15/34	600	644
	COPT Defense Properties LP	2.000%	1/15/29	300	267
	COPT Defense Properties LP	2.900%	12/1/33	1,975	1,655
	Cousins Properties LP	5.875%	10/1/34	420	431
	Crown Castle Inc.	4.450%	2/15/26	1,405	1,405
	Crown Castle Inc.	3.700%	6/15/26	1,175	1,161
	Crown Castle Inc.	1.050%	7/15/26	500	472
	Crown Castle Inc.	2.900%	3/15/27	700	677
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,167
	Crown Castle Inc.	5.000%	1/11/28	235	239
	Crown Castle Inc.	3.800%	2/15/28	525	515
	Crown Castle Inc.	4.800%	9/1/28	600	607
	Crown Castle Inc.	4.900%	9/1/29	300	305
	Crown Castle Inc.	3.100%	11/15/29	400	374
	Crown Castle Inc.	3.300%	7/1/30	1,300	1,216
	Crown Castle Inc.	2.250%	1/15/31	1,250	1,084
	Crown Castle Inc.	2.100%	4/1/31	500	428
	Crown Castle Inc.	2.500%	7/15/31	600	522
	Crown Castle Inc.	5.100%	5/1/33	600	608
	Crown Castle Inc.	5.200%	9/1/34	1,175	1,191
	Crown Castle Inc.	2.900%	4/1/41	1,300	965
	Crown Castle Inc.	4.750%	5/15/47	300	273
	Crown Castle Inc.	5.200%	2/15/49	430	413
	Crown Castle Inc.	4.150%	7/1/50	700	580
	Crown Castle Inc.	3.250%	1/15/51	1,200	855
	CubeSmart LP	4.000%	11/15/25	160	159
	CubeSmart LP	3.125%	9/1/26	425	415
	CubeSmart LP	2.250%	12/15/28	500	460
	CubeSmart LP	4.375%	2/15/29	250	249
	CubeSmart LP	3.000%	2/15/30	500	463
	CubeSmart LP	2.000%	2/15/31	300	257
	CubeSmart LP	2.500%	2/15/32	500	433
	Digital Realty Trust LP	5.550%	1/15/28	500	517
	Digital Realty Trust LP	4.450%	7/15/28	1,350	1,353
	Digital Realty Trust LP	3.600%	7/1/29	700	677
	DOC DR LLC	4.300%	3/15/27	744	743
	DOC DR LLC	3.950%	1/15/28	300	295
	DOC DR LLC	2.625%	11/1/31	437	381
	EPR Properties	4.500%	6/1/27	564	556
	EPR Properties	3.750%	8/15/29	686	642
	EPR Properties	3.600%	11/15/31	370	330
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	272	286
	Equinix Inc.	1.450%	5/15/26	420	401
	Equinix Inc.	2.900%	11/18/26	1,250	1,217
	Equinix Inc.	1.800%	7/15/27	1,150	1,079
	Equinix Inc.	1.550%	3/15/28	116	106
	Equinix Inc.	2.000%	5/15/28	250	231
	Equinix Inc.	3.200%	11/18/29	2,000	1,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinix Inc.	2.150%	7/15/30	825	729
	Equinix Inc.	3.900%	4/15/32	300	287
	Equinix Inc.	3.000%	7/15/50	400	271
	Equinix Inc.	2.950%	9/15/51	400	265
	Equinix Inc.	3.400%	2/15/52	725	527
	ERP Operating LP	2.850%	11/1/26	1,300	1,268
	ERP Operating LP	3.500%	3/1/28	500	488
	ERP Operating LP	4.150%	12/1/28	300	299
	ERP Operating LP	3.000%	7/1/29	500	472
	ERP Operating LP	2.500%	2/15/30	300	274
	ERP Operating LP	1.850%	8/1/31	600	511
	ERP Operating LP	4.650%	9/15/34	500	498
	ERP Operating LP	4.500%	7/1/44	600	553
	ERP Operating LP	4.500%	6/1/45	350	316
	ERP Operating LP	4.000%	8/1/47	105	87
	Essex Portfolio LP	3.375%	4/15/26	963	947
	Essex Portfolio LP	4.000%	3/1/29	280	275
	Essex Portfolio LP	3.000%	1/15/30	405	377
	Essex Portfolio LP	1.650%	1/15/31	877	733
	Essex Portfolio LP	2.650%	3/15/32	455	396
	Essex Portfolio LP	5.500%	4/1/34	250	260
	Essex Portfolio LP	4.500%	3/15/48	1,000	881
	Extra Space Storage LP	3.500%	7/1/26	475	469
	Extra Space Storage LP	3.875%	12/15/27	100	99
	Extra Space Storage LP	5.700%	4/1/28	300	312
	Extra Space Storage LP	3.900%	4/1/29	500	488
	Extra Space Storage LP	4.000%	6/15/29	125	123
	Extra Space Storage LP	5.500%	7/1/30	500	522
	Extra Space Storage LP	2.200%	10/15/30	510	447
	Extra Space Storage LP	5.900%	1/15/31	300	318
	Extra Space Storage LP	2.550%	6/1/31	500	435
	Extra Space Storage LP	2.400%	10/15/31	950	817
	Extra Space Storage LP	2.350%	3/15/32	700	591
	Extra Space Storage LP	5.400%	2/1/34	485	500
	Extra Space Storage LP	5.350%	1/15/35	335	342
	Federal Realty OP LP	3.250%	7/15/27	225	218
	Federal Realty OP LP	5.375%	5/1/28	400	411
	Federal Realty OP LP	3.200%	6/15/29	161	152
	Federal Realty OP LP	4.500%	12/1/44	825	725
	GLP Capital LP	5.375%	4/15/26	2,200	2,210
	GLP Capital LP	5.750%	6/1/28	100	103
	GLP Capital LP	5.300%	1/15/29	575	585
	GLP Capital LP	4.000%	1/15/30	570	543
	GLP Capital LP	4.000%	1/15/31	800	750
	GLP Capital LP	3.250%	1/15/32	350	310
	GLP Capital LP	5.625%	9/15/34	625	639
	GLP Capital LP	6.250%	9/15/54	750	791
	Healthcare Realty Holdings LP	3.500%	8/1/26	877	862
	Healthcare Realty Holdings LP	3.750%	7/1/27	400	392
	Healthcare Realty Holdings LP	3.100%	2/15/30	395	363
	Healthcare Realty Holdings LP	2.000%	3/15/31	500	419
	Healthpeak OP LLC	3.250%	7/15/26	150	147
	Healthpeak OP LLC	3.500%	7/15/29	646	620
	Healthpeak OP LLC	3.000%	1/15/30	2,000	1,864
	Healthpeak OP LLC	2.875%	1/15/31	100	91
	Healthpeak OP LLC	5.250%	12/15/32	500	515
	Healthpeak OP LLC	6.750%	2/1/41	175	199
	Highwoods Realty LP	4.125%	3/15/28	850	825
	Highwoods Realty LP	3.050%	2/15/30	500	450
	Highwoods Realty LP	7.650%	2/1/34	450	517
[6]	Host Hotels & Resorts LP	3.375%	12/15/29	400	373
[6]	Host Hotels & Resorts LP	3.500%	9/15/30	913	846
[6]	Host Hotels & Resorts LP	2.900%	12/15/31	394	346
	Host Hotels & Resorts LP	5.700%	7/1/34	500	516
	Host Hotels & Resorts LP	5.500%	4/15/35	585	593
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	618
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	118	123
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	228	235
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	475	397
	Jones Lang LaSalle Inc.	6.875%	12/1/28	400	434

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kilroy Realty LP	3.450%	12/15/24	850	846
Kilroy Realty LP	4.750%	12/15/28	350	347
Kilroy Realty LP	2.500%	11/15/32	500	401
Kilroy Realty LP	2.650%	11/15/33	1,165	912
Kimco Realty OP LLC	2.800%	10/1/26	1,294	1,255
Kimco Realty OP LLC	2.700%	10/1/30	250	227
Kimco Realty OP LLC	2.250%	12/1/31	500	426
Kimco Realty OP LLC	3.200%	4/1/32	500	453
Kimco Realty OP LLC	4.600%	2/1/33	575	571
Kimco Realty OP LLC	6.400%	3/1/34	650	723
Kimco Realty OP LLC	4.850%	3/1/35	415	412
Kimco Realty OP LLC	4.250%	4/1/45	425	365
Kimco Realty OP LLC	4.450%	9/1/47	250	216
Kite Realty Group LP	4.000%	10/1/26	725	715
Kite Realty Group LP	4.950%	12/15/31	350	350
Kite Realty Group LP	5.500%	3/1/34	494	509
LXP Industrial Trust	6.750%	11/15/28	240	257
LXP Industrial Trust	2.700%	9/15/30	500	444
Mid-America Apartments LP	3.600%	6/1/27	1,431	1,411
Mid-America Apartments LP	3.950%	3/15/29	400	396
Mid-America Apartments LP	2.750%	3/15/30	295	273
Mid-America Apartments LP	1.700%	2/15/31	900	762
Mid-America Apartments LP	2.875%	9/15/51	500	337
National Health Investors Inc.	3.000%	2/1/31	1,000	874
NNN REIT Inc.	4.000%	11/15/25	450	447
NNN REIT Inc.	3.600%	12/15/26	449	443
NNN REIT Inc.	3.500%	10/15/27	550	538
NNN REIT Inc.	4.300%	10/15/28	300	298
NNN REIT Inc.	2.500%	4/15/30	325	292
NNN REIT Inc.	5.600%	10/15/33	400	419
NNN REIT Inc.	5.500%	6/15/34	430	447
NNN REIT Inc.	4.800%	10/15/48	250	226
NNN REIT Inc.	3.100%	4/15/50	500	340
NNN REIT Inc.	3.500%	4/15/51	500	368
NNN REIT Inc.	3.000%	4/15/52	500	331
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	477
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	299
Omega Healthcare Investors Inc.	3.625%	10/1/29	1,750	1,648
Omega Healthcare Investors Inc.	3.375%	2/1/31	1,550	1,410
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	431
Piedmont Operating Partnership LP	9.250%	7/20/28	320	358
Piedmont Operating Partnership LP	6.875%	7/15/29	400	421
Piedmont Operating Partnership LP	3.150%	8/15/30	250	218
Piedmont Operating Partnership LP	2.750%	4/1/32	262	212
Prologis LP	3.250%	6/30/26	1,075	1,060
Prologis LP	3.250%	10/1/26	583	574
Prologis LP	2.125%	4/15/27	1,211	1,155
Prologis LP	3.375%	12/15/27	250	245
Prologis LP	4.875%	6/15/28	500	513
Prologis LP	3.875%	9/15/28	300	297
Prologis LP	4.000%	9/15/28	500	498
Prologis LP	4.375%	2/1/29	50	50
Prologis LP	2.875%	11/15/29	250	235
Prologis LP	2.250%	4/15/30	400	361
Prologis LP	1.750%	7/1/30	750	654
Prologis LP	1.250%	10/15/30	1,214	1,024
Prologis LP	1.625%	3/15/31	1,000	844
Prologis LP	2.250%	1/15/32	400	344
Prologis LP	4.750%	6/15/33	200	203
Prologis LP	5.125%	1/15/34	380	393
Prologis LP	5.000%	3/15/34	1,236	1,267
Prologis LP	4.375%	9/15/48	300	269
Prologis LP	3.050%	3/1/50	175	122
Prologis LP	3.000%	4/15/50	510	357
Prologis LP	2.125%	10/15/50	500	285
Prologis LP	5.250%	6/15/53	700	709
Prologis LP	5.250%	3/15/54	465	472
Public Storage Operating Co.	1.500%	11/9/26	575	546
Public Storage Operating Co.	3.094%	9/15/27	300	293
Public Storage Operating Co.	1.850%	5/1/28	600	556

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Storage Operating Co.	1.950%	11/9/28	575	529
Public Storage Operating Co.	5.125%	1/15/29	350	365
Public Storage Operating Co.	3.385%	5/1/29	520	505
Public Storage Operating Co.	2.300%	5/1/31	1,000	889
Public Storage Operating Co.	2.250%	11/9/31	375	326
Public Storage Operating Co.	5.100%	8/1/33	525	545
Public Storage Operating Co.	5.350%	8/1/53	550	568
Rayonier LP	2.750%	5/17/31	375	327
Realty Income Corp.	4.625%	11/1/25	738	740
Realty Income Corp.	4.875%	6/1/26	350	353
Realty Income Corp.	4.125%	10/15/26	775	774
Realty Income Corp.	3.000%	1/15/27	525	511
Realty Income Corp.	3.200%	1/15/27	315	307
Realty Income Corp.	3.950%	8/15/27	475	472
Realty Income Corp.	3.400%	1/15/28	1,000	976
Realty Income Corp.	3.650%	1/15/28	1,290	1,266
Realty Income Corp.	2.100%	3/15/28	1,200	1,116
Realty Income Corp.	2.200%	6/15/28	500	464
Realty Income Corp.	4.700%	12/15/28	450	457
Realty Income Corp.	4.750%	2/15/29	750	764
Realty Income Corp.	3.250%	6/15/29	575	548
Realty Income Corp.	4.000%	7/15/29	245	241
Realty Income Corp.	3.100%	12/15/29	500	472
Realty Income Corp.	3.400%	1/15/30	520	495
Realty Income Corp.	3.250%	1/15/31	831	775
Realty Income Corp.	2.850%	12/15/32	500	437
Realty Income Corp.	1.800%	3/15/33	500	398
Realty Income Corp.	4.900%	7/15/33	300	303
Realty Income Corp.	5.125%	2/15/34	1,050	1,074
Realty Income Corp.	4.650%	3/15/47	820	762
Realty Income Corp.	5.375%	9/1/54	200	204
Regency Centers LP	3.600%	2/1/27	340	335
Regency Centers LP	4.125%	3/15/28	250	248
Regency Centers LP	2.950%	9/15/29	400	374
Regency Centers LP	5.250%	1/15/34	1,000	1,032
Regency Centers LP	5.100%	1/15/35	300	305
Regency Centers LP	4.400%	2/1/47	400	351
Rexford Industrial Realty LP	5.000%	6/15/28	300	305
Rexford Industrial Realty LP	2.150%	9/1/31	650	548
Sabra Health Care LP	5.125%	8/15/26	1,332	1,341
Sabra Health Care LP	3.200%	12/1/31	350	308
Safehold GL Holdings LLC	2.850%	1/15/32	650	562
Safehold GL Holdings LLC	6.100%	4/1/34	215	227
Simon Property Group LP	3.300%	1/15/26	195	193
Simon Property Group LP	3.250%	11/30/26	300	295
Simon Property Group LP	1.375%	1/15/27	500	470
Simon Property Group LP	3.375%	6/15/27	820	807
Simon Property Group LP	3.375%	12/1/27	1,000	980
Simon Property Group LP	1.750%	2/1/28	500	463
Simon Property Group LP	2.450%	9/13/29	1,595	1,465
Simon Property Group LP	2.650%	7/15/30	500	458
Simon Property Group LP	2.200%	2/1/31	600	526
Simon Property Group LP	2.250%	1/15/32	500	431
Simon Property Group LP	2.650%	2/1/32	700	618
Simon Property Group LP	6.250%	1/15/34	400	443
Simon Property Group LP	4.750%	9/26/34	835	828
Simon Property Group LP	6.750%	2/1/40	750	870
Simon Property Group LP	4.750%	3/15/42	350	330
Simon Property Group LP	4.250%	11/30/46	425	370
Simon Property Group LP	3.250%	9/13/49	1,100	800
Simon Property Group LP	3.800%	7/15/50	1,500	1,189
Simon Property Group LP	6.650%	1/15/54	400	476
Store Capital LLC	4.500%	3/15/28	225	221
Store Capital LLC	4.625%	3/15/29	300	294
Sun Communities Operating LP	2.300%	11/1/28	725	662
Sun Communities Operating LP	5.500%	1/15/29	500	514
Sun Communities Operating LP	2.700%	7/15/31	500	437
Sun Communities Operating LP	4.200%	4/15/32	500	472
Sun Communities Operating LP	5.700%	1/15/33	500	516
Tanger Properties LP	3.125%	9/1/26	723	701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tanger Properties LP	3.875%	7/15/27	250	245
	Tanger Properties LP	2.750%	9/1/31	400	344
[6]	UDR Inc.	2.950%	9/1/26	600	582
[6]	UDR Inc.	3.500%	7/1/27	150	146
[6]	UDR Inc.	3.500%	1/15/28	50	49
[6]	UDR Inc.	3.200%	1/15/30	240	225
[6]	UDR Inc.	2.100%	8/1/32	1,175	969
[6]	UDR Inc.	1.900%	3/15/33	1,000	792
	UDR Inc.	5.125%	9/1/34	350	354
	UDR Inc.	3.100%	11/1/34	265	225
	Ventas Realty LP	3.850%	4/1/27	275	271
	Ventas Realty LP	3.000%	1/15/30	325	301
	Ventas Realty LP	5.625%	7/1/34	208	219
	Ventas Realty LP	5.000%	1/15/35	460	461
	Ventas Realty LP	5.700%	9/30/43	325	335
	Ventas Realty LP	4.875%	4/15/49	650	606
	VICI Properties LP	4.750%	2/15/28	900	904
	VICI Properties LP	4.950%	2/15/30	900	905
	VICI Properties LP	5.125%	5/15/32	900	904
	VICI Properties LP	5.750%	4/1/34	450	472
	VICI Properties LP	5.625%	5/15/52	950	930
	VICI Properties LP	6.125%	4/1/54	300	314
	Welltower OP LLC	4.250%	4/1/26	856	855
	Welltower OP LLC	2.700%	2/15/27	662	643
	Welltower OP LLC	4.250%	4/15/28	750	751
	Welltower OP LLC	4.125%	3/15/29	500	496
	Welltower OP LLC	3.100%	1/15/30	1,250	1,174
	Welltower OP LLC	2.750%	1/15/31	500	452
	Welltower OP LLC	2.800%	6/1/31	700	632
	Welltower OP LLC	2.750%	1/15/32	525	465
	Welltower OP LLC	3.850%	6/15/32	500	476
	Welltower OP LLC	6.500%	3/15/41	200	227
	Welltower OP LLC	4.950%	9/1/48	400	387
	Weyerhaeuser Co.	4.750%	5/15/26	253	255
	Weyerhaeuser Co.	4.000%	11/15/29	750	735
	Weyerhaeuser Co.	4.000%	4/15/30	800	784
	Weyerhaeuser Co.	7.375%	3/15/32	219	254
	Weyerhaeuser Co.	3.375%	3/9/33	438	400
	Weyerhaeuser Co.	4.000%	3/9/52	500	406
	WP Carey Inc.	4.250%	10/1/26	300	299
	WP Carey Inc.	3.850%	7/15/29	200	194
	WP Carey Inc.	2.250%	4/1/33	1,000	826
					213,140
Technology (0.9%)
	Adobe Inc.	2.150%	2/1/27	500	481
	Adobe Inc.	4.850%	4/4/27	500	512
	Adobe Inc.	2.300%	2/1/30	1,060	974
	Adobe Inc.	4.950%	4/4/34	700	729
	Advanced Micro Devices Inc.	3.924%	6/1/32	300	292
	Amdocs Ltd.	2.538%	6/15/30	600	535
	Analog Devices Inc.	3.500%	12/5/26	500	496
	Analog Devices Inc.	3.450%	6/15/27	250	247
	Analog Devices Inc.	1.700%	10/1/28	800	735
	Analog Devices Inc.	2.100%	10/1/31	900	784
	Analog Devices Inc.	2.800%	10/1/41	1,050	796
	Analog Devices Inc.	2.950%	10/1/51	950	670
	Apple Inc.	0.700%	2/8/26	2,200	2,110
	Apple Inc.	3.250%	2/23/26	3,805	3,771
	Apple Inc.	2.450%	8/4/26	500	488
	Apple Inc.	2.050%	9/11/26	3,000	2,903
	Apple Inc.	3.350%	2/9/27	200	198
	Apple Inc.	3.200%	5/11/27	2,700	2,664
	Apple Inc.	2.900%	9/12/27	2,331	2,279
	Apple Inc.	3.000%	11/13/27	1,025	1,004
	Apple Inc.	1.200%	2/8/28	2,200	2,026
	Apple Inc.	4.000%	5/10/28	1,525	1,542
	Apple Inc.	1.400%	8/5/28	631	579
	Apple Inc.	2.200%	9/11/29	1,475	1,367
	Apple Inc.	4.150%	5/10/30	408	418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.650%	5/11/30	2,000	1,773
	Apple Inc.	1.250%	8/20/30	1,000	865
	Apple Inc.	1.650%	2/8/31	2,500	2,186
	Apple Inc.	1.700%	8/5/31	900	780
	Apple Inc.	3.350%	8/8/32	3,325	3,175
	Apple Inc.	4.500%	2/23/36	825	854
	Apple Inc.	2.375%	2/8/41	1,300	975
	Apple Inc.	3.850%	5/4/43	2,825	2,542
	Apple Inc.	4.450%	5/6/44	1,236	1,227
	Apple Inc.	3.450%	2/9/45	1,594	1,335
	Apple Inc.	4.375%	5/13/45	1,775	1,705
	Apple Inc.	4.650%	2/23/46	3,720	3,693
	Apple Inc.	3.850%	8/4/46	1,750	1,540
	Apple Inc.	3.750%	9/12/47	842	725
	Apple Inc.	3.750%	11/13/47	1,000	863
	Apple Inc.	2.950%	9/11/49	1,600	1,183
	Apple Inc.	2.650%	5/11/50	1,855	1,284
	Apple Inc.	2.400%	8/20/50	1,732	1,147
	Apple Inc.	2.650%	2/8/51	3,596	2,469
	Apple Inc.	2.700%	8/5/51	1,600	1,105
	Apple Inc.	3.950%	8/8/52	1,500	1,319
	Apple Inc.	4.850%	5/10/53	377	389
	Apple Inc.	2.550%	8/20/60	1,100	724
	Apple Inc.	2.800%	2/8/61	2,000	1,337
	Apple Inc.	2.850%	8/5/61	1,300	880
	Applied Materials Inc.	3.900%	10/1/25	456	455
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,049
	Applied Materials Inc.	1.750%	6/1/30	350	307
	Applied Materials Inc.	5.100%	10/1/35	400	424
	Applied Materials Inc.	5.850%	6/15/41	250	281
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,143
	Applied Materials Inc.	2.750%	6/1/50	550	384
	Arrow Electronics Inc.	3.875%	1/12/28	400	391
	Arrow Electronics Inc.	2.950%	2/15/32	400	351
	Arrow Electronics Inc.	5.875%	4/10/34	500	519
	Atlassian Corp.	5.250%	5/15/29	500	517
	Atlassian Corp.	5.500%	5/15/34	500	523
	Autodesk Inc.	3.500%	6/15/27	375	369
	Autodesk Inc.	2.850%	1/15/30	360	334
	Autodesk Inc.	2.400%	12/15/31	900	788
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	928
	Automatic Data Processing Inc.	1.250%	9/1/30	1,100	943
	Automatic Data Processing Inc.	4.450%	9/9/34	650	651
	Avnet Inc.	4.625%	4/15/26	450	450
	Avnet Inc.	6.250%	3/15/28	419	440
	Avnet Inc.	3.000%	5/15/31	200	176
	Block Financial LLC	5.250%	10/1/25	350	351
	Block Financial LLC	2.500%	7/15/28	400	371
	Block Financial LLC	3.875%	8/15/30	600	574
	Booz Allen Hamilton Inc.	5.950%	8/4/33	550	588
	Broadcom Corp.	3.875%	1/15/27	3,150	3,129
	Broadcom Corp.	3.500%	1/15/28	800	782
	Broadcom Inc.	3.150%	11/15/25	1,233	1,216
	Broadcom Inc.	3.459%	9/15/26	588	580
	Broadcom Inc.	5.050%	7/12/27	853	872
[11]	Broadcom Inc.	1.950%	2/15/28	600	557
[9]	Broadcom Inc.	4.150%	2/15/28	400	400
	Broadcom Inc.	4.110%	9/15/28	1,865	1,859
[11]	Broadcom Inc.	4.000%	4/15/29	500	492
	Broadcom Inc.	4.750%	4/15/29	750	762
	Broadcom Inc.	5.050%	7/12/29	869	895
[9]	Broadcom Inc.	4.350%	2/15/30	650	649
	Broadcom Inc.	5.000%	4/15/30	550	569
	Broadcom Inc.	4.150%	11/15/30	2,000	1,968
[11]	Broadcom Inc.	2.450%	2/15/31	3,000	2,657
	Broadcom Inc.	5.150%	11/15/31	421	436
[6,9]	Broadcom Inc.	4.550%	2/15/32	500	499
[11]	Broadcom Inc.	4.150%	4/15/32	1,000	970
	Broadcom Inc.	4.300%	11/15/32	1,750	1,720
[11]	Broadcom Inc.	2.600%	2/15/33	1,500	1,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Broadcom Inc.	3.419%	4/15/33	1,892	1,719
[11]	Broadcom Inc.	3.469%	4/15/34	3,652	3,291
[9]	Broadcom Inc.	4.800%	10/15/34	650	649
[11]	Broadcom Inc.	3.187%	11/15/36	2,800	2,372
[11]	Broadcom Inc.	4.926%	5/15/37	2,850	2,845
[11]	Broadcom Inc.	3.500%	2/15/41	2,605	2,143
[11]	Broadcom Inc.	3.750%	2/15/51	1,500	1,191
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	315
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	348
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	794
	Cadence Design Systems Inc.	4.200%	9/10/27	350	352
	Cadence Design Systems Inc.	4.300%	9/10/29	1,150	1,153
	Cadence Design Systems Inc.	4.700%	9/10/34	300	302
	CDW LLC	4.250%	4/1/28	347	343
	CDW LLC	3.250%	2/15/29	487	459
	CDW LLC	5.100%	3/1/30	279	283
	CDW LLC	3.569%	12/1/31	872	798
	CDW LLC	5.550%	8/22/34	279	285
	CGI Inc.	1.450%	9/14/26	1,200	1,136
	CGI Inc.	2.300%	9/14/31	400	343
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,364
	Cintas Corp. No. 2	4.000%	5/1/32	950	930
	Cisco Systems Inc.	4.900%	2/26/26	3,450	3,500
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,530
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,319
	Cisco Systems Inc.	4.800%	2/26/27	1,650	1,686
	Cisco Systems Inc.	4.850%	2/26/29	6,200	6,410
	Cisco Systems Inc.	4.950%	2/26/31	1,493	1,560
	Cisco Systems Inc.	5.050%	2/26/34	3,295	3,458
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,577
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,380
	Cisco Systems Inc.	5.300%	2/26/54	1,735	1,840
	Cisco Systems Inc.	5.350%	2/26/64	815	865
	Concentrix Corp.	6.600%	8/2/28	1,000	1,042
	Concentrix Corp.	6.850%	8/2/33	950	984
	Corning Inc.	4.700%	3/15/37	750	734
	Corning Inc.	5.750%	8/15/40	665	699
	Corning Inc.	4.750%	3/15/42	420	396
	Corning Inc.	4.375%	11/15/57	775	661
	Corning Inc.	5.850%	11/15/68	400	421
	Corning Inc.	5.450%	11/15/79	700	693
	Dell Inc.	7.100%	4/15/28	70	76
	Dell Inc.	6.500%	4/15/38	400	441
	Dell International LLC	6.020%	6/15/26	2,585	2,648
	Dell International LLC	4.900%	10/1/26	1,000	1,011
	Dell International LLC	6.100%	7/15/27	800	840
	Dell International LLC	5.250%	2/1/28	885	914
	Dell International LLC	5.300%	10/1/29	2,150	2,237
	Dell International LLC	6.200%	7/15/30	475	516
	Dell International LLC	5.750%	2/1/33	700	751
	Dell International LLC	8.100%	7/15/36	972	1,209
	Dell International LLC	3.375%	12/15/41	500	394
	Dell International LLC	8.350%	7/15/46	571	772
	Dell International LLC	3.450%	12/15/51	1,200	879
	DXC Technology Co.	1.800%	9/15/26	700	664
	DXC Technology Co.	2.375%	9/15/28	2,600	2,355
	Equifax Inc.	2.600%	12/15/25	375	367
	Equifax Inc.	5.100%	6/1/28	1,500	1,536
	Equifax Inc.	4.800%	9/15/29	276	279
	Equifax Inc.	3.100%	5/15/30	445	416
	Equifax Inc.	2.350%	9/15/31	900	781
	Fidelity National Information Services Inc.	1.150%	3/1/26	900	861
	Fidelity National Information Services Inc.	1.650%	3/1/28	1,900	1,738
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	245
	Fidelity National Information Services Inc.	2.250%	3/1/31	700	614
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	540
	Fiserv Inc.	3.200%	7/1/26	2,100	2,064
	Fiserv Inc.	2.250%	6/1/27	1,550	1,475
	Fiserv Inc.	4.200%	10/1/28	800	797
	Fiserv Inc.	3.500%	7/1/29	2,505	2,420

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fiserv Inc.	4.750%	3/15/30	1,000	1,018
Fiserv Inc.	2.650%	6/1/30	1,900	1,731
Fiserv Inc.	5.350%	3/15/31	350	366
Fiserv Inc.	5.600%	3/2/33	250	265
Fiserv Inc.	5.625%	8/21/33	472	500
Fiserv Inc.	5.450%	3/15/34	849	888
Fiserv Inc.	5.150%	8/12/34	1,000	1,025
Fiserv Inc.	4.400%	7/1/49	1,650	1,459
Flex Ltd.	4.875%	6/15/29	664	665
Flex Ltd.	5.250%	1/15/32	575	580
Fortinet Inc.	1.000%	3/15/26	500	477
Fortinet Inc.	2.200%	3/15/31	500	434
Genpact Luxembourg Sarl	6.000%	6/4/29	250	261
Global Payments Inc.	1.200%	3/1/26	1,000	956
Global Payments Inc.	4.800%	4/1/26	600	601
Global Payments Inc.	2.150%	1/15/27	700	667
Global Payments Inc.	4.950%	8/15/27	250	254
Global Payments Inc.	4.450%	6/1/28	300	299
Global Payments Inc.	3.200%	8/15/29	1,600	1,499
Global Payments Inc.	2.900%	5/15/30	500	456
Global Payments Inc.	2.900%	11/15/31	800	704
Global Payments Inc.	5.400%	8/15/32	650	668
Global Payments Inc.	4.150%	8/15/49	800	645
Global Payments Inc.	5.950%	8/15/52	530	546
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,601
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	423
Hewlett Packard Enterprise Co.	4.450%	9/25/26	750	752
Hewlett Packard Enterprise Co.	4.400%	9/25/27	335	335
Hewlett Packard Enterprise Co.	5.250%	7/1/28	1,000	1,031
Hewlett Packard Enterprise Co.	4.550%	10/15/29	1,100	1,096
Hewlett Packard Enterprise Co.	4.850%	10/15/31	750	748
Hewlett Packard Enterprise Co.	5.000%	10/15/34	1,625	1,609
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,036
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,350	1,479
Hewlett Packard Enterprise Co.	5.600%	10/15/54	1,200	1,178
HP Inc.	1.450%	6/17/26	900	858
HP Inc.	3.000%	6/17/27	900	872
HP Inc.	4.750%	1/15/28	675	687
HP Inc.	4.000%	4/15/29	800	787
HP Inc.	3.400%	6/17/30	800	758
HP Inc.	2.650%	6/17/31	900	795
HP Inc.	4.200%	4/15/32	800	775
HP Inc.	5.500%	1/15/33	250	263
HP Inc.	6.000%	9/15/41	910	979
Hubbell Inc.	3.350%	3/1/26	300	296
Hubbell Inc.	3.150%	8/15/27	275	267
Hubbell Inc.	3.500%	2/15/28	400	390
IBM International Capital Pte. Ltd.	4.900%	2/5/34	2,000	2,049
IBM International Capital Pte. Ltd.	5.300%	2/5/54	3,000	3,034
Intel Corp.	2.600%	5/19/26	4,740	4,599
Intel Corp.	3.750%	3/25/27	1,750	1,719
Intel Corp.	3.750%	8/5/27	400	392
Intel Corp.	4.875%	2/10/28	1,500	1,515
Intel Corp.	1.600%	8/12/28	900	805
Intel Corp.	2.450%	11/15/29	1,400	1,259
Intel Corp.	5.125%	2/10/30	1,000	1,021
Intel Corp.	3.900%	3/25/30	1,240	1,192
Intel Corp.	5.000%	2/21/31	1,400	1,422
Intel Corp.	2.000%	8/12/31	1,000	836
Intel Corp.	4.150%	8/5/32	875	834
Intel Corp.	4.000%	12/15/32	1,625	1,529
Intel Corp.	5.200%	2/10/33	1,850	1,873
Intel Corp.	5.150%	2/21/34	300	303
Intel Corp.	4.600%	3/25/40	600	542
Intel Corp.	2.800%	8/12/41	700	487
Intel Corp.	4.800%	10/1/41	1,065	967
Intel Corp.	4.900%	7/29/45	1,000	892
Intel Corp.	4.100%	5/19/46	1,350	1,073
Intel Corp.	4.100%	5/11/47	800	630
Intel Corp.	3.734%	12/8/47	2,200	1,621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.250%	11/15/49	600	404
	Intel Corp.	4.750%	3/25/50	2,185	1,884
	Intel Corp.	3.050%	8/12/51	1,000	640
	Intel Corp.	4.900%	8/5/52	1,100	964
	Intel Corp.	5.700%	2/10/53	3,084	3,029
	Intel Corp.	5.600%	2/21/54	500	487
	Intel Corp.	3.100%	2/15/60	700	426
	Intel Corp.	3.200%	8/12/61	700	429
	Intel Corp.	5.050%	8/5/62	1,000	879
	Intel Corp.	5.900%	2/10/63	985	986
	International Business Machines Corp.	3.450%	2/19/26	6,719	6,653
	International Business Machines Corp.	3.300%	5/15/26	2,365	2,334
	International Business Machines Corp.	1.700%	5/15/27	3,300	3,107
	International Business Machines Corp.	4.500%	2/6/28	1,410	1,430
	International Business Machines Corp.	3.500%	5/15/29	2,975	2,889
	International Business Machines Corp.	1.950%	5/15/30	2,200	1,947
	International Business Machines Corp.	4.750%	2/6/33	1,000	1,025
	International Business Machines Corp.	4.150%	5/15/39	1,750	1,610
	International Business Machines Corp.	5.600%	11/30/39	414	446
	International Business Machines Corp.	2.850%	5/15/40	970	747
	International Business Machines Corp.	4.000%	6/20/42	730	643
	International Business Machines Corp.	4.250%	5/15/49	1,800	1,578
	International Business Machines Corp.	2.950%	5/15/50	545	377
	International Business Machines Corp.	4.900%	7/27/52	714	686
	International Business Machines Corp.	5.100%	2/6/53	1,450	1,462
	Intuit Inc.	1.350%	7/15/27	400	373
	Intuit Inc.	1.650%	7/15/30	1,100	958
	Intuit Inc.	5.200%	9/15/33	1,000	1,055
	Intuit Inc.	5.500%	9/15/53	990	1,064
	Jabil Inc.	3.950%	1/12/28	400	393
	Jabil Inc.	3.600%	1/15/30	500	472
	Jabil Inc.	3.000%	1/15/31	450	404
	Juniper Networks Inc.	1.200%	12/10/25	500	479
	Juniper Networks Inc.	3.750%	8/15/29	500	482
	Juniper Networks Inc.	2.000%	12/10/30	500	429
	Juniper Networks Inc.	5.950%	3/15/41	150	155
	KLA Corp.	4.100%	3/15/29	300	301
	KLA Corp.	4.650%	7/15/32	900	921
	KLA Corp.	4.700%	2/1/34	750	765
	KLA Corp.	5.000%	3/15/49	800	795
	KLA Corp.	3.300%	3/1/50	700	529
	KLA Corp.	4.950%	7/15/52	1,000	993
	KLA Corp.	5.250%	7/15/62	750	771
	Kyndryl Holdings Inc.	2.050%	10/15/26	300	285
	Kyndryl Holdings Inc.	2.700%	10/15/28	100	92
	Kyndryl Holdings Inc.	3.150%	10/15/31	600	528
	Kyndryl Holdings Inc.	4.100%	10/15/41	600	484
	Lam Research Corp.	3.750%	3/15/26	1,700	1,691
	Lam Research Corp.	4.000%	3/15/29	1,050	1,049
	Lam Research Corp.	1.900%	6/15/30	785	694
	Lam Research Corp.	4.875%	3/15/49	500	489
	Lam Research Corp.	2.875%	6/15/50	500	349
	Lam Research Corp.	3.125%	6/15/60	400	276
	Leidos Inc.	4.375%	5/15/30	1,200	1,180
	Leidos Inc.	2.300%	2/15/31	800	695
	Marvell Technology Inc.	2.450%	4/15/28	400	373
[6]	Marvell Technology Inc.	4.875%	6/22/28	300	303
	Marvell Technology Inc.	5.750%	2/15/29	300	315
	Marvell Technology Inc.	2.950%	4/15/31	200	181
	Marvell Technology Inc.	5.950%	9/15/33	650	698
	Micron Technology Inc.	4.975%	2/6/26	275	277
	Micron Technology Inc.	4.185%	2/15/27	750	748
	Micron Technology Inc.	5.375%	4/15/28	800	824
	Micron Technology Inc.	5.327%	2/6/29	575	594
	Micron Technology Inc.	6.750%	11/1/29	415	456
	Micron Technology Inc.	4.663%	2/15/30	300	302
	Micron Technology Inc.	5.300%	1/15/31	500	520
	Micron Technology Inc.	2.703%	4/15/32	700	611
	Micron Technology Inc.	5.875%	2/9/33	709	757
	Micron Technology Inc.	5.875%	9/15/33	700	749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Micron Technology Inc.	3.366%	11/1/41	500	388
	Micron Technology Inc.	3.477%	11/1/51	500	366
	Microsoft Corp.	3.125%	11/3/25	2,270	2,249
	Microsoft Corp.	2.400%	8/8/26	3,700	3,609
	Microsoft Corp.	3.400%	9/15/26	1,047	1,040
	Microsoft Corp.	3.300%	2/6/27	3,800	3,765
	Microsoft Corp.	1.350%	9/15/30	1,000	871
	Microsoft Corp.	3.500%	2/12/35	1,325	1,265
	Microsoft Corp.	3.450%	8/8/36	2,750	2,564
	Microsoft Corp.	4.100%	2/6/37	1,075	1,067
	Microsoft Corp.	5.300%	2/8/41	800	932
	Microsoft Corp.	3.700%	8/8/46	3,824	3,390
	Microsoft Corp.	4.500%	6/15/47	1,125	1,110
	Microsoft Corp.	2.525%	6/1/50	5,065	3,476
	Microsoft Corp.	2.500%	9/15/50	1,400	948
	Microsoft Corp.	2.921%	3/17/52	5,076	3,726
	Microsoft Corp.	4.500%	2/6/57	200	199
	Microsoft Corp.	2.675%	6/1/60	3,407	2,247
	Microsoft Corp.	3.041%	3/17/62	3,471	2,491
	Moody's Corp.	3.250%	1/15/28	300	293
	Moody's Corp.	2.000%	8/19/31	2,100	1,810
	Moody's Corp.	2.750%	8/19/41	600	445
	Moody's Corp.	5.250%	7/15/44	600	609
	Moody's Corp.	4.875%	12/17/48	300	287
	Moody's Corp.	3.250%	5/20/50	250	182
	Moody's Corp.	3.750%	2/25/52	500	402
	Moody's Corp.	3.100%	11/29/61	250	165
	Motorola Solutions Inc.	4.600%	2/23/28	700	707
	Motorola Solutions Inc.	5.000%	4/15/29	200	205
	Motorola Solutions Inc.	4.600%	5/23/29	700	706
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	882
	Motorola Solutions Inc.	2.750%	5/24/31	500	447
	Motorola Solutions Inc.	5.500%	9/1/44	300	307
	NetApp Inc.	2.375%	6/22/27	400	381
	NetApp Inc.	2.700%	6/22/30	600	545
	Nokia OYJ	6.625%	5/15/39	425	452
	Nordson Corp.	5.600%	9/15/28	300	313
	Nordson Corp.	4.500%	12/15/29	500	502
	Nordson Corp.	5.800%	9/15/33	500	539
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,746
	NVIDIA Corp.	1.550%	6/15/28	1,000	924
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,088
	NVIDIA Corp.	2.000%	6/15/31	1,350	1,194
	NVIDIA Corp.	3.500%	4/1/40	800	706
	NVIDIA Corp.	3.500%	4/1/50	1,965	1,613
	NVIDIA Corp.	3.700%	4/1/60	350	288
	NXP BV	5.350%	3/1/26	787	795
	NXP BV	3.875%	6/18/26	300	298
	NXP BV	3.150%	5/1/27	930	904
	NXP BV	5.550%	12/1/28	375	389
	NXP BV	4.300%	6/18/29	750	746
	NXP BV	3.400%	5/1/30	1,100	1,039
	NXP BV	2.500%	5/11/31	900	788
	NXP BV	2.650%	2/15/32	1,917	1,665
	NXP BV	3.250%	5/11/41	900	702
	NXP BV	3.125%	2/15/42	400	300
	NXP BV	3.250%	11/30/51	400	281
	Oracle Corp.	1.650%	3/25/26	2,325	2,235
	Oracle Corp.	2.650%	7/15/26	2,500	2,431
	Oracle Corp.	2.800%	4/1/27	1,950	1,888
	Oracle Corp.	2.300%	3/25/28	1,700	1,596
	Oracle Corp.	4.500%	5/6/28	209	212
[6]	Oracle Corp.	4.200%	9/27/29	1,400	1,397
	Oracle Corp.	6.150%	11/9/29	1,075	1,163
	Oracle Corp.	2.950%	4/1/30	2,950	2,744
	Oracle Corp.	4.650%	5/6/30	600	611
	Oracle Corp.	2.875%	3/25/31	1,500	1,364
	Oracle Corp.	4.300%	7/8/34	1,600	1,549
	Oracle Corp.	4.700%	9/27/34	3,334	3,326
	Oracle Corp.	3.900%	5/15/35	1,375	1,271

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oracle Corp.	3.850%	7/15/36	1,180	1,066
Oracle Corp.	3.800%	11/15/37	1,484	1,313
Oracle Corp.	6.125%	7/8/39	600	663
Oracle Corp.	3.600%	4/1/40	2,575	2,142
Oracle Corp.	5.375%	7/15/40	3,795	3,868
Oracle Corp.	3.650%	3/25/41	2,050	1,693
Oracle Corp.	4.500%	7/8/44	985	886
Oracle Corp.	4.125%	5/15/45	825	699
Oracle Corp.	4.000%	7/15/46	3,600	2,986
Oracle Corp.	4.000%	11/15/47	3,875	3,186
Oracle Corp.	3.600%	4/1/50	4,200	3,196
Oracle Corp.	3.950%	3/25/51	3,025	2,435
Oracle Corp.	6.900%	11/9/52	1,575	1,896
Oracle Corp.	5.375%	9/27/54	1,750	1,752
Oracle Corp.	4.375%	5/15/55	1,150	980
Oracle Corp.	3.850%	4/1/60	2,250	1,694
Oracle Corp.	4.100%	3/25/61	1,300	1,022
Oracle Corp.	5.500%	9/27/64	500	498
PayPal Holdings Inc.	2.650%	10/1/26	900	877
PayPal Holdings Inc.	3.900%	6/1/27	2,000	2,000
PayPal Holdings Inc.	2.850%	10/1/29	1,000	941
PayPal Holdings Inc.	2.300%	6/1/30	900	815
PayPal Holdings Inc.	4.400%	6/1/32	1,400	1,404
PayPal Holdings Inc.	5.150%	6/1/34	1,875	1,956
PayPal Holdings Inc.	3.250%	6/1/50	1,000	741
PayPal Holdings Inc.	5.500%	6/1/54	1,000	1,052
PayPal Holdings Inc.	5.250%	6/1/62	500	505
Qorvo Inc.	4.375%	10/15/29	800	776
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,132
QUALCOMM Inc.	1.300%	5/20/28	964	877
QUALCOMM Inc.	2.150%	5/20/30	1,400	1,266
QUALCOMM Inc.	1.650%	5/20/32	1,931	1,604
QUALCOMM Inc.	4.250%	5/20/32	300	300
QUALCOMM Inc.	5.400%	5/20/33	650	701
QUALCOMM Inc.	4.650%	5/20/35	800	816
QUALCOMM Inc.	4.800%	5/20/45	1,000	980
QUALCOMM Inc.	4.300%	5/20/47	1,475	1,336
QUALCOMM Inc.	3.250%	5/20/50	500	376
QUALCOMM Inc.	4.500%	5/20/52	400	368
QUALCOMM Inc.	6.000%	5/20/53	650	736
Quanta Services Inc.	4.750%	8/9/27	1,500	1,516
Quanta Services Inc.	2.900%	10/1/30	800	736
Quanta Services Inc.	5.250%	8/9/34	550	562
RELX Capital Inc.	4.000%	3/18/29	800	793
RELX Capital Inc.	3.000%	5/22/30	500	468
RELX Capital Inc.	4.750%	5/20/32	500	506
Roper Technologies Inc.	3.850%	12/15/25	250	249
Roper Technologies Inc.	3.800%	12/15/26	600	596
Roper Technologies Inc.	1.400%	9/15/27	500	463
Roper Technologies Inc.	4.200%	9/15/28	650	650
Roper Technologies Inc.	2.950%	9/15/29	475	446
Roper Technologies Inc.	4.500%	10/15/29	350	352
Roper Technologies Inc.	2.000%	6/30/30	525	461
Roper Technologies Inc.	4.750%	2/15/32	250	253
Roper Technologies Inc.	4.900%	10/15/34	850	856
S&P Global Inc.	2.950%	1/22/27	400	390
S&P Global Inc.	2.450%	3/1/27	1,000	964
S&P Global Inc.	4.750%	8/1/28	800	818
S&P Global Inc.	2.700%	3/1/29	1,100	1,038
S&P Global Inc.	4.250%	5/1/29	900	905
S&P Global Inc.	2.500%	12/1/29	375	346
S&P Global Inc.	1.250%	8/15/30	500	426
S&P Global Inc.	2.900%	3/1/32	1,200	1,091
S&P Global Inc.	3.250%	12/1/49	550	417
S&P Global Inc.	3.700%	3/1/52	900	735
S&P Global Inc.	2.300%	8/15/60	1,000	570
S&P Global Inc.	3.900%	3/1/62	250	203
Salesforce Inc.	3.700%	4/11/28	1,275	1,268
Salesforce Inc.	1.500%	7/15/28	965	885
Salesforce Inc.	1.950%	7/15/31	600	521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salesforce Inc.	2.700%	7/15/41	1,200	908
	Salesforce Inc.	2.900%	7/15/51	2,300	1,606
	Salesforce Inc.	3.050%	7/15/61	1,200	805
	ServiceNow Inc.	1.400%	9/1/30	1,200	1,030
	Skyworks Solutions Inc.	1.800%	6/1/26	500	478
	Skyworks Solutions Inc.	3.000%	6/1/31	500	440
	TD SYNNEX Corp.	1.750%	8/9/26	500	475
	TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,305
	Teledyne FLIR LLC	2.500%	8/1/30	500	447
	Texas Instruments Inc.	1.125%	9/15/26	500	474
	Texas Instruments Inc.	2.900%	11/3/27	400	388
	Texas Instruments Inc.	4.600%	2/15/28	500	511
	Texas Instruments Inc.	2.250%	9/4/29	1,100	1,014
	Texas Instruments Inc.	1.750%	5/4/30	560	494
	Texas Instruments Inc.	1.900%	9/15/31	450	392
	Texas Instruments Inc.	4.900%	3/14/33	800	838
	Texas Instruments Inc.	4.850%	2/8/34	330	343
	Texas Instruments Inc.	3.875%	3/15/39	600	556
	Texas Instruments Inc.	4.150%	5/15/48	1,225	1,091
	Texas Instruments Inc.	2.700%	9/15/51	400	272
	Texas Instruments Inc.	5.000%	3/14/53	800	806
	Texas Instruments Inc.	5.150%	2/8/54	831	853
	Texas Instruments Inc.	5.050%	5/18/63	1,379	1,381
	TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,093
	TSMC Arizona Corp.	3.875%	4/22/27	575	570
	TSMC Arizona Corp.	4.125%	4/22/29	500	500
	TSMC Arizona Corp.	2.500%	10/25/31	1,000	883
	TSMC Arizona Corp.	4.250%	4/22/32	450	447
	TSMC Arizona Corp.	3.125%	10/25/41	875	717
	TSMC Arizona Corp.	3.250%	10/25/51	1,050	824
	TSMC Arizona Corp.	4.500%	4/22/52	900	887
	Verisk Analytics Inc.	4.125%	3/15/29	900	895
	Verisk Analytics Inc.	5.250%	6/5/34	550	568
	Verisk Analytics Inc.	3.625%	5/15/50	1,200	915
	VMware LLC	1.400%	8/15/26	1,150	1,090
	VMware LLC	4.650%	5/15/27	450	453
	VMware LLC	3.900%	8/21/27	1,050	1,039
	VMware LLC	1.800%	8/15/28	700	637
	VMware LLC	4.700%	5/15/30	860	867
	VMware LLC	2.200%	8/15/31	1,400	1,203
	Western Digital Corp.	2.850%	2/1/29	500	455
	Workday Inc.	3.500%	4/1/27	1,100	1,083
	Workday Inc.	3.700%	4/1/29	600	586
	Workday Inc.	3.800%	4/1/32	1,200	1,137
	Xilinx Inc.	2.375%	6/1/30	550	499
					506,190
Utilities (1.0%)
	AEP Texas Inc.	3.950%	6/1/28	400	395
	AEP Texas Inc.	5.450%	5/15/29	650	678
	AEP Texas Inc.	5.400%	6/1/33	1,250	1,285
	AEP Texas Inc.	5.700%	5/15/34	1,000	1,051
	AEP Texas Inc.	3.800%	10/1/47	250	193
	AEP Texas Inc.	5.250%	5/15/52	200	195
	AEP Transmission Co. LLC	3.100%	12/1/26	200	196
	AEP Transmission Co. LLC	5.150%	4/1/34	250	259
	AEP Transmission Co. LLC	4.000%	12/1/46	325	278
	AEP Transmission Co. LLC	3.750%	12/1/47	450	364
	AEP Transmission Co. LLC	4.250%	9/15/48	325	283
	AEP Transmission Co. LLC	3.800%	6/15/49	270	216
	AEP Transmission Co. LLC	3.150%	9/15/49	70	50
[6]	AEP Transmission Co. LLC	3.650%	4/1/50	300	236
[6]	AEP Transmission Co. LLC	2.750%	8/15/51	250	165
[6]	AEP Transmission Co. LLC	4.500%	6/15/52	500	451
	AEP Transmission Co. LLC	5.400%	3/15/53	250	259
	AES Corp.	1.375%	1/15/26	2,900	2,783
	AES Corp.	5.450%	6/1/28	575	592
	AES Corp.	2.450%	1/15/31	800	693
	Alabama Power Co.	3.750%	9/1/27	200	199
[6]	Alabama Power Co.	1.450%	9/15/30	500	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.050%	3/15/32	600	547
	Alabama Power Co.	3.940%	9/1/32	500	484
	Alabama Power Co.	6.000%	3/1/39	100	111
	Alabama Power Co.	3.850%	12/1/42	125	107
	Alabama Power Co.	4.150%	8/15/44	300	263
	Alabama Power Co.	3.750%	3/1/45	570	474
	Alabama Power Co.	4.300%	1/2/46	300	267
[6]	Alabama Power Co.	3.700%	12/1/47	325	263
	Alabama Power Co.	3.450%	10/1/49	2,250	1,728
	Alabama Power Co.	3.125%	7/15/51	1,800	1,278
	Alabama Power Co.	3.000%	3/15/52	575	404
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	500	506
	Ameren Corp.	3.650%	2/15/26	440	435
	Ameren Corp.	5.700%	12/1/26	230	236
	Ameren Corp.	1.950%	3/15/27	500	474
	Ameren Corp.	1.750%	3/15/28	500	460
	Ameren Corp.	5.000%	1/15/29	575	589
	Ameren Corp.	3.500%	1/15/31	680	644
	Ameren Illinois Co.	3.800%	5/15/28	350	346
	Ameren Illinois Co.	1.550%	11/15/30	500	428
	Ameren Illinois Co.	3.850%	9/1/32	190	182
	Ameren Illinois Co.	4.150%	3/15/46	475	415
	Ameren Illinois Co.	3.700%	12/1/47	350	286
	Ameren Illinois Co.	3.250%	3/15/50	240	175
	Ameren Illinois Co.	2.900%	6/15/51	500	341
	Ameren Illinois Co.	5.900%	12/1/52	500	557
	Ameren Illinois Co.	5.550%	7/1/54	275	295
	American Electric Power Co. Inc.	5.750%	11/1/27	500	523
[6]	American Electric Power Co. Inc.	4.300%	12/1/28	500	500
	American Electric Power Co. Inc.	5.200%	1/15/29	600	620
	American Electric Power Co. Inc.	5.950%	11/1/32	500	542
	American Electric Power Co. Inc.	5.625%	3/1/33	650	686
	American Electric Power Co. Inc.	3.250%	3/1/50	500	352
	American Electric Power Co. Inc.	6.950%	12/15/54	750	799
[6]	American Electric Power Co. Inc.	7.050%	12/15/54	900	948
	American Electric Power Co. Inc.	3.875%	2/15/62	750	707
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,189
	American Water Capital Corp.	3.450%	6/1/29	1,250	1,209
	American Water Capital Corp.	2.800%	5/1/30	200	186
	American Water Capital Corp.	2.300%	6/1/31	300	264
	American Water Capital Corp.	4.450%	6/1/32	700	703
	American Water Capital Corp.	5.150%	3/1/34	550	574
	American Water Capital Corp.	6.593%	10/15/37	700	819
	American Water Capital Corp.	4.300%	12/1/42	125	114
	American Water Capital Corp.	4.300%	9/1/45	500	448
	American Water Capital Corp.	4.000%	12/1/46	245	210
	American Water Capital Corp.	3.750%	9/1/47	475	388
	American Water Capital Corp.	4.200%	9/1/48	450	393
	American Water Capital Corp.	4.150%	6/1/49	400	344
	American Water Capital Corp.	3.450%	5/1/50	250	194
	American Water Capital Corp.	3.250%	6/1/51	500	367
	American Water Capital Corp.	5.450%	3/1/54	600	631
[6]	Appalachian Power Co.	2.700%	4/1/31	417	373
[6]	Appalachian Power Co.	4.500%	8/1/32	692	683
	Appalachian Power Co.	5.650%	4/1/34	400	421
	Appalachian Power Co.	7.000%	4/1/38	260	308
	Appalachian Power Co.	4.400%	5/15/44	575	504
[6]	Appalachian Power Co.	4.500%	3/1/49	148	129
[6]	Appalachian Power Co.	3.700%	5/1/50	300	227
	Arizona Public Service Co.	2.950%	9/15/27	300	289
	Arizona Public Service Co.	2.600%	8/15/29	500	463
	Arizona Public Service Co.	6.350%	12/15/32	300	330
	Arizona Public Service Co.	5.700%	8/15/34	1,000	1,056
	Arizona Public Service Co.	5.050%	9/1/41	525	516
	Arizona Public Service Co.	4.500%	4/1/42	325	293
	Arizona Public Service Co.	4.350%	11/15/45	350	304
	Arizona Public Service Co.	3.750%	5/15/46	395	313
	Arizona Public Service Co.	3.350%	5/15/50	300	219
	Atlantic City Electric Co.	2.300%	3/15/31	500	440
	Atmos Energy Corp.	3.000%	6/15/27	375	365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	2.625%	9/15/29	350	327
	Atmos Energy Corp.	1.500%	1/15/31	1,000	848
	Atmos Energy Corp.	5.450%	10/15/32	250	266
	Atmos Energy Corp.	5.900%	11/15/33	650	715
	Atmos Energy Corp.	5.500%	6/15/41	600	630
	Atmos Energy Corp.	4.150%	1/15/43	75	67
	Atmos Energy Corp.	4.125%	10/15/44	950	841
	Atmos Energy Corp.	4.125%	3/15/49	900	772
	Atmos Energy Corp.	3.375%	9/15/49	720	545
	Atmos Energy Corp.	2.850%	2/15/52	650	439
	Atmos Energy Corp.	5.750%	10/15/52	500	546
	Atmos Energy Corp.	6.200%	11/15/53	400	461
[9]	Atmos Energy Corp.	5.000%	12/15/54	450	440
	Avangrid Inc.	3.800%	6/1/29	600	583
	Avista Corp.	4.350%	6/1/48	300	263
	Avista Corp.	4.000%	4/1/52	346	280
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	219
	Baltimore Gas & Electric Co.	2.250%	6/15/31	1,050	923
[6]	Baltimore Gas & Electric Co.	5.300%	6/1/34	350	367
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	818
[6]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	203
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	205
	Baltimore Gas & Electric Co.	4.550%	6/1/52	1,000	906
	Baltimore Gas & Electric Co.	5.400%	6/1/53	325	337
[6]	Baltimore Gas & Electric Co.	5.650%	6/1/54	300	323
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	250	243
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,250	1,222
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	423
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,104
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	490
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	639	645
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	661
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	199
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	350	311
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,494
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	338
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	812
	Black Hills Corp.	3.950%	1/15/26	250	248
	Black Hills Corp.	3.150%	1/15/27	325	316
	Black Hills Corp.	5.950%	3/15/28	500	524
	Black Hills Corp.	3.050%	10/15/29	170	158
	Black Hills Corp.	4.350%	5/1/33	350	335
	Black Hills Corp.	6.150%	5/15/34	1,000	1,080
	Black Hills Corp.	6.000%	1/15/35	900	959
	Black Hills Corp.	4.200%	9/15/46	250	209
[6]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	145
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	950	987
[6]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	440
[6]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	451
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	500	510
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	300	311
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	496	406
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	268
[6]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	527
[6]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	136
[6]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	521
[6]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	194
[6]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	249
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	500	509
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	954
	CenterPoint Energy Inc.	4.250%	11/1/28	111	110
	CenterPoint Energy Inc.	5.400%	6/1/29	1,500	1,558
	CenterPoint Energy Inc.	2.950%	3/1/30	327	302
	CenterPoint Energy Inc.	2.650%	6/1/31	500	443
	CenterPoint Energy Inc.	3.700%	9/1/49	300	230
[6]	CenterPoint Energy Inc.	6.850%	2/15/55	850	877
[6]	CenterPoint Energy Inc.	7.000%	2/15/55	300	312
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	500	517
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	445
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	300	258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	500	527
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	275	287
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	396
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	208
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	418
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	244
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	348
	CMS Energy Corp.	3.450%	8/15/27	300	294
	CMS Energy Corp.	4.875%	3/1/44	275	263
[6]	CMS Energy Corp.	4.750%	6/1/50	400	383
	CMS Energy Corp.	3.750%	12/1/50	500	435
[6]	Commonwealth Edison Co.	2.950%	8/15/27	275	267
[6]	Commonwealth Edison Co.	3.150%	3/15/32	300	274
	Commonwealth Edison Co.	4.900%	2/1/33	300	307
	Commonwealth Edison Co.	5.300%	6/1/34	475	500
	Commonwealth Edison Co.	5.900%	3/15/36	500	550
	Commonwealth Edison Co.	6.450%	1/15/38	384	441
	Commonwealth Edison Co.	4.700%	1/15/44	825	778
	Commonwealth Edison Co.	3.700%	3/1/45	625	515
	Commonwealth Edison Co.	4.350%	11/15/45	900	813
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	813
[6]	Commonwealth Edison Co.	3.750%	8/15/47	500	407
	Commonwealth Edison Co.	4.000%	3/1/48	775	655
	Commonwealth Edison Co.	4.000%	3/1/49	700	585
[6]	Commonwealth Edison Co.	3.200%	11/15/49	250	180
	Commonwealth Edison Co.	3.000%	3/1/50	500	350
[6]	Commonwealth Edison Co.	2.750%	9/1/51	300	199
[6]	Commonwealth Edison Co.	3.850%	3/15/52	384	312
	Commonwealth Edison Co.	5.300%	2/1/53	500	513
	Commonwealth Edison Co.	5.650%	6/1/54	100	108
[6]	Connecticut Light & Power Co.	0.750%	12/1/25	500	480
[6]	Connecticut Light & Power Co.	3.200%	3/15/27	250	245
[6]	Connecticut Light & Power Co.	2.050%	7/1/31	300	259
	Connecticut Light & Power Co.	4.950%	8/15/34	100	103
	Connecticut Light & Power Co.	4.300%	4/15/44	375	339
[6]	Connecticut Light & Power Co.	4.150%	6/1/45	75	66
	Connecticut Light & Power Co.	4.000%	4/1/48	625	534
	Connecticut Light & Power Co.	5.250%	1/15/53	500	514
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	1,000	891
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	362	379
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	600	642
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	150	159
[6]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	313
[6]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	936
[6]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	335
[6]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	471
[6]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	627
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	1,014
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	472
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	561
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	435
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,140	939
[6]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	616
[6]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	554
[6]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,542
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	686
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	600	664
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	500	542
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	500	463
[6]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	275	241
[6]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	925	743
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	440
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	350	268
	Constellation Energy Generation LLC	5.600%	3/1/28	219	229
	Constellation Energy Generation LLC	5.800%	3/1/33	163	175
	Constellation Energy Generation LLC	6.125%	1/15/34	500	550
	Constellation Energy Generation LLC	6.250%	10/1/39	767	859
	Constellation Energy Generation LLC	5.750%	10/1/41	325	343
	Constellation Energy Generation LLC	5.600%	6/15/42	688	712
	Constellation Energy Generation LLC	6.500%	10/1/53	575	665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Energy Generation LLC	5.750%	3/15/54	750	794
	Consumers Energy Co.	4.650%	3/1/28	500	508
	Consumers Energy Co.	3.800%	11/15/28	250	247
	Consumers Energy Co.	4.900%	2/15/29	500	516
	Consumers Energy Co.	4.600%	5/30/29	500	510
	Consumers Energy Co.	4.700%	1/15/30	300	307
	Consumers Energy Co.	3.600%	8/15/32	88	83
	Consumers Energy Co.	4.625%	5/15/33	100	101
	Consumers Energy Co.	3.950%	5/15/43	600	520
	Consumers Energy Co.	3.250%	8/15/46	550	428
	Consumers Energy Co.	3.950%	7/15/47	500	427
	Consumers Energy Co.	4.050%	5/15/48	500	433
	Consumers Energy Co.	4.350%	4/15/49	530	479
	Consumers Energy Co.	3.100%	8/15/50	567	425
	Consumers Energy Co.	3.500%	8/1/51	850	686
	Consumers Energy Co.	2.650%	8/15/52	287	192
	Consumers Energy Co.	4.200%	9/1/52	392	346
	Consumers Energy Co.	2.500%	5/1/60	262	163
	Delmarva Power & Light Co.	4.150%	5/15/45	600	518
	Dominion Energy Inc.	3.900%	10/1/25	425	422
[6]	Dominion Energy Inc.	1.450%	4/15/26	50	48
[6]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,823
	Dominion Energy Inc.	4.250%	6/1/28	200	200
[6]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,180
[6]	Dominion Energy Inc.	2.250%	8/15/31	920	796
[6]	Dominion Energy Inc.	4.350%	8/15/32	324	320
	Dominion Energy Inc.	5.375%	11/15/32	725	759
[6]	Dominion Energy Inc.	6.300%	3/15/33	500	547
[6]	Dominion Energy Inc.	5.250%	8/1/33	1,250	1,289
[6]	Dominion Energy Inc.	5.950%	6/15/35	600	649
	Dominion Energy Inc.	7.000%	6/15/38	300	352
[6]	Dominion Energy Inc.	3.300%	4/15/41	500	387
[6]	Dominion Energy Inc.	4.900%	8/1/41	890	841
[6]	Dominion Energy Inc.	4.050%	9/15/42	400	334
[6]	Dominion Energy Inc.	4.600%	3/15/49	500	441
[6]	Dominion Energy Inc.	4.850%	8/15/52	500	463
[6]	Dominion Energy Inc.	7.000%	6/1/54	500	548
[6]	Dominion Energy Inc.	6.875%	2/1/55	500	531
[6]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	217
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,625	1,828
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	498
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	259
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	341	317
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	417
	DTE Electric Co.	4.850%	12/1/26	1,300	1,327
[6]	DTE Electric Co.	1.900%	4/1/28	500	465
	DTE Electric Co.	2.250%	3/1/30	1,250	1,137
[6]	DTE Electric Co.	2.625%	3/1/31	400	362
	DTE Electric Co.	5.200%	4/1/33	500	524
	DTE Electric Co.	5.200%	3/1/34	450	471
[6]	DTE Electric Co.	4.000%	4/1/43	300	263
	DTE Electric Co.	3.700%	3/15/45	200	166
	DTE Electric Co.	3.750%	8/15/47	450	367
[6]	DTE Electric Co.	4.050%	5/15/48	500	432
	DTE Electric Co.	3.950%	3/1/49	500	424
[6]	DTE Electric Co.	3.250%	4/1/51	500	372
	DTE Electric Co.	5.400%	4/1/53	500	526
	DTE Energy Co.	2.850%	10/1/26	3,094	3,012
	DTE Energy Co.	4.950%	7/1/27	300	305
	DTE Energy Co.	4.875%	6/1/28	825	843
	DTE Energy Co.	5.100%	3/1/29	1,000	1,030
[6]	DTE Energy Co.	3.400%	6/15/29	140	134
	DTE Energy Co.	2.950%	3/1/30	235	217
	DTE Energy Co.	5.850%	6/1/34	1,925	2,067
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,468
	Duke Energy Carolinas LLC	3.950%	11/15/28	2,000	1,994
[6]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	322
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	70
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	366
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	451
	Duke Energy Carolinas LLC	4.950%	1/15/33	1,275	1,315
	Duke Energy Carolinas LLC	4.850%	1/15/34	575	588
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	468
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	360
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	586
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	740
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	907
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	590
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	416
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	341
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	333
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	545
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	376
	Duke Energy Carolinas LLC	5.350%	1/15/53	510	526
	Duke Energy Carolinas LLC	5.400%	1/15/54	250	260
	Duke Energy Corp.	5.000%	12/8/25	500	504
	Duke Energy Corp.	2.650%	9/1/26	595	579
	Duke Energy Corp.	5.000%	12/8/27	500	512
	Duke Energy Corp.	4.300%	3/15/28	500	501
	Duke Energy Corp.	2.450%	6/1/30	950	857
	Duke Energy Corp.	2.550%	6/15/31	625	552
	Duke Energy Corp.	4.500%	8/15/32	1,000	989
	Duke Energy Corp.	5.750%	9/15/33	500	538
	Duke Energy Corp.	5.450%	6/15/34	400	418
	Duke Energy Corp.	3.300%	6/15/41	200	158
	Duke Energy Corp.	4.800%	12/15/45	700	649
	Duke Energy Corp.	3.750%	9/1/46	906	719
	Duke Energy Corp.	4.200%	6/15/49	1,200	1,004
	Duke Energy Corp.	3.500%	6/15/51	600	444
	Duke Energy Corp.	5.000%	8/15/52	967	916
	Duke Energy Corp.	6.100%	9/15/53	700	768
	Duke Energy Corp.	5.800%	6/15/54	450	474
	Duke Energy Corp.	6.450%	9/1/54	550	572
	Duke Energy Corp.	3.250%	1/15/82	500	465
	Duke Energy Florida LLC	3.200%	1/15/27	1,250	1,229
	Duke Energy Florida LLC	3.800%	7/15/28	425	421
	Duke Energy Florida LLC	2.500%	12/1/29	1,150	1,065
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,485
	Duke Energy Florida LLC	2.400%	12/15/31	600	526
	Duke Energy Florida LLC	5.875%	11/15/33	500	547
	Duke Energy Florida LLC	6.350%	9/15/37	426	482
	Duke Energy Florida LLC	6.400%	6/15/38	800	914
	Duke Energy Florida LLC	3.400%	10/1/46	900	693
	Duke Energy Florida LLC	4.200%	7/15/48	425	365
	Duke Energy Florida LLC	3.000%	12/15/51	500	346
	Duke Energy Florida LLC	5.950%	11/15/52	500	554
	Duke Energy Florida LLC	6.200%	11/15/53	500	575
[6]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	290	277
	Duke Energy Indiana LLC	5.250%	3/1/34	150	158
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,293
[6]	Duke Energy Indiana LLC	4.900%	7/15/43	250	243
	Duke Energy Indiana LLC	3.750%	5/15/46	875	709
	Duke Energy Indiana LLC	2.750%	4/1/50	775	509
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	178
	Duke Energy Ohio Inc.	5.250%	4/1/33	500	522
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	519
	Duke Energy Ohio Inc.	4.300%	2/1/49	341	295
	Duke Energy Ohio Inc.	5.650%	4/1/53	500	530
	Duke Energy Ohio Inc.	5.550%	3/15/54	500	523
	Duke Energy Progress LLC	3.700%	9/1/28	425	419
	Duke Energy Progress LLC	3.450%	3/15/29	900	877
	Duke Energy Progress LLC	2.000%	8/15/31	500	429
	Duke Energy Progress LLC	3.400%	4/1/32	500	467
	Duke Energy Progress LLC	5.250%	3/15/33	1,025	1,075
	Duke Energy Progress LLC	5.100%	3/15/34	500	522
	Duke Energy Progress LLC	6.300%	4/1/38	300	339
	Duke Energy Progress LLC	4.375%	3/30/44	525	476
	Duke Energy Progress LLC	4.150%	12/1/44	100	88
	Duke Energy Progress LLC	4.200%	8/15/45	625	550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	3.700%	10/15/46	375	302
	Duke Energy Progress LLC	2.500%	8/15/50	550	349
	Duke Energy Progress LLC	2.900%	8/15/51	550	375
	Duke Energy Progress LLC	4.000%	4/1/52	400	333
	Duke Energy Progress LLC	5.350%	3/15/53	375	388
[6]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	187	176
[6]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	319
[6]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	241
	Edison International	5.750%	6/15/27	100	103
	Edison International	5.450%	6/15/29	500	519
	Edison International	6.950%	11/15/29	500	552
	El Paso Electric Co.	6.000%	5/15/35	175	185
	El Paso Electric Co.	5.000%	12/1/44	250	228
	Emera US Finance LP	4.750%	6/15/46	1,785	1,591
	Enel Americas SA	4.000%	10/25/26	700	694
	Enel Chile SA	4.875%	6/12/28	600	602
	Entergy Arkansas LLC	3.500%	4/1/26	150	149
	Entergy Arkansas LLC	5.150%	1/15/33	500	520
	Entergy Arkansas LLC	5.450%	6/1/34	350	371
	Entergy Arkansas LLC	4.200%	4/1/49	500	426
	Entergy Arkansas LLC	3.350%	6/15/52	800	587
	Entergy Arkansas LLC	5.750%	6/1/54	250	269
	Entergy Corp.	2.950%	9/1/26	530	517
	Entergy Corp.	1.900%	6/15/28	500	459
	Entergy Corp.	2.800%	6/15/30	500	457
	Entergy Corp.	2.400%	6/15/31	500	435
	Entergy Corp.	3.750%	6/15/50	511	390
	Entergy Corp.	7.125%	12/1/54	500	520
	Entergy Louisiana LLC	3.120%	9/1/27	350	342
	Entergy Louisiana LLC	3.250%	4/1/28	300	290
	Entergy Louisiana LLC	3.050%	6/1/31	375	345
	Entergy Louisiana LLC	2.350%	6/15/32	500	431
	Entergy Louisiana LLC	4.000%	3/15/33	725	694
	Entergy Louisiana LLC	5.350%	3/15/34	250	262
	Entergy Louisiana LLC	5.150%	9/15/34	400	412
	Entergy Louisiana LLC	3.100%	6/15/41	500	383
	Entergy Louisiana LLC	4.950%	1/15/45	400	384
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	988
	Entergy Louisiana LLC	4.200%	4/1/50	500	424
	Entergy Louisiana LLC	2.900%	3/15/51	700	467
	Entergy Louisiana LLC	4.750%	9/15/52	250	231
	Entergy Louisiana LLC	5.700%	3/15/54	750	800
	Entergy Mississippi LLC	2.850%	6/1/28	750	714
	Entergy Mississippi LLC	3.850%	6/1/49	250	200
	Entergy Mississippi LLC	5.850%	6/1/54	500	542
	Entergy Texas Inc.	1.750%	3/15/31	500	424
	Entergy Texas Inc.	3.550%	9/30/49	905	688
	Entergy Texas Inc.	5.800%	9/1/53	500	534
	Entergy Texas Inc.	5.550%	9/15/54	500	517
	Essential Utilities Inc.	4.800%	8/15/27	750	760
	Essential Utilities Inc.	3.566%	5/1/29	275	266
	Essential Utilities Inc.	2.704%	4/15/30	400	367
	Essential Utilities Inc.	5.375%	1/15/34	500	517
	Essential Utilities Inc.	4.276%	5/1/49	435	373
	Essential Utilities Inc.	3.351%	4/15/50	600	438
	Essential Utilities Inc.	5.300%	5/1/52	500	497
	Evergy Inc.	2.900%	9/15/29	2,450	2,276
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	560
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	414
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,425	1,246
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	281
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	87
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	721
[6]	Evergy Metro Inc.	2.250%	6/1/30	300	268
	Evergy Metro Inc.	4.950%	4/15/33	510	519
	Evergy Metro Inc.	5.400%	4/1/34	750	784
	Evergy Metro Inc.	5.300%	10/1/41	480	486
	Evergy Metro Inc.	4.200%	6/15/47	225	192
[11]	Evergy Missouri West Inc.	5.650%	6/1/34	400	424
[6]	Eversource Energy	3.300%	1/15/28	200	193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	5.450%	3/1/28	500	518
[6]	Eversource Energy	4.250%	4/1/29	325	323
[6]	Eversource Energy	1.650%	8/15/30	1,300	1,111
	Eversource Energy	2.550%	3/15/31	300	263
	Eversource Energy	5.850%	4/15/31	1,000	1,064
	Eversource Energy	3.375%	3/1/32	564	514
	Eversource Energy	5.125%	5/15/33	500	509
	Eversource Energy	5.950%	7/15/34	1,750	1,881
	Eversource Energy	3.450%	1/15/50	500	373
	Exelon Corp.	3.400%	4/15/26	3,500	3,457
	Exelon Corp.	2.750%	3/15/27	500	484
	Exelon Corp.	5.150%	3/15/28	625	642
	Exelon Corp.	5.150%	3/15/29	250	259
	Exelon Corp.	4.050%	4/15/30	975	960
	Exelon Corp.	3.350%	3/15/32	600	558
	Exelon Corp.	5.450%	3/15/34	100	105
[6]	Exelon Corp.	4.950%	6/15/35	284	284
	Exelon Corp.	5.625%	6/15/35	415	440
	Exelon Corp.	4.450%	4/15/46	500	445
	Exelon Corp.	4.700%	4/15/50	1,200	1,102
	Exelon Corp.	5.600%	3/15/53	1,375	1,433
[6]	FirstEnergy Corp.	3.900%	7/15/27	750	742
	FirstEnergy Corp.	2.650%	3/1/30	99	91
[6]	FirstEnergy Corp.	2.250%	9/1/30	350	310
[6]	FirstEnergy Corp.	4.850%	7/15/47	750	688
[6]	FirstEnergy Corp.	3.400%	3/1/50	1,450	1,067
[11]	FirstEnergy Transmission LLC	4.550%	1/15/30	300	303
[11]	FirstEnergy Transmission LLC	5.000%	1/15/35	300	305
	Florida Power & Light Co.	3.125%	12/1/25	500	495
	Florida Power & Light Co.	4.450%	5/15/26	675	680
[6]	Florida Power & Light Co.	3.300%	5/30/27	250	246
	Florida Power & Light Co.	4.400%	5/15/28	675	683
	Florida Power & Light Co.	5.150%	6/15/29	500	522
	Florida Power & Light Co.	4.625%	5/15/30	675	692
	Florida Power & Light Co.	2.450%	2/3/32	700	619
	Florida Power & Light Co.	5.100%	4/1/33	800	837
	Florida Power & Light Co.	4.800%	5/15/33	675	692
	Florida Power & Light Co.	5.625%	4/1/34	225	244
	Florida Power & Light Co.	5.300%	6/15/34	300	318
	Florida Power & Light Co.	4.950%	6/1/35	50	51
	Florida Power & Light Co.	5.650%	2/1/37	425	459
	Florida Power & Light Co.	5.950%	2/1/38	175	193
	Florida Power & Light Co.	5.960%	4/1/39	225	249
	Florida Power & Light Co.	4.125%	2/1/42	1,025	926
	Florida Power & Light Co.	4.050%	6/1/42	475	424
	Florida Power & Light Co.	4.050%	10/1/44	450	398
	Florida Power & Light Co.	3.700%	12/1/47	550	449
	Florida Power & Light Co.	3.950%	3/1/48	800	687
	Florida Power & Light Co.	3.150%	10/1/49	1,190	874
	Florida Power & Light Co.	2.875%	12/4/51	2,250	1,558
	Florida Power & Light Co.	5.600%	6/15/54	700	764
	Fortis Inc.	3.055%	10/4/26	647	630
	Georgia Power Co.	3.250%	4/1/26	256	253
	Georgia Power Co.	5.004%	2/23/27	1,150	1,175
	Georgia Power Co.	3.250%	3/30/27	550	539
	Georgia Power Co.	4.650%	5/16/28	2,150	2,190
[6]	Georgia Power Co.	2.650%	9/15/29	438	409
	Georgia Power Co.	4.950%	5/17/33	1,725	1,774
	Georgia Power Co.	5.250%	3/15/34	1,725	1,808
[6]	Georgia Power Co.	4.750%	9/1/40	625	608
	Georgia Power Co.	4.300%	3/15/42	575	524
	Georgia Power Co.	4.300%	3/15/43	250	225
[6]	Georgia Power Co.	3.250%	3/15/51	500	369
	Georgia Power Co.	5.125%	5/15/52	400	401
	Iberdrola International BV	6.750%	7/15/36	175	206
	Idaho Power Co.	5.200%	8/15/34	100	104
[6]	Idaho Power Co.	4.200%	3/1/48	404	342
[6]	Idaho Power Co.	5.500%	3/15/53	500	517
	Indiana Michigan Power Co.	3.850%	5/15/28	250	247
	Indiana Michigan Power Co.	6.050%	3/15/37	500	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Indiana Michigan Power Co.	4.550%	3/15/46	340	308
[6]	Indiana Michigan Power Co.	3.750%	7/1/47	550	435
	Indiana Michigan Power Co.	3.250%	5/1/51	500	358
	Indiana Michigan Power Co.	5.625%	4/1/53	500	530
	Interstate Power & Light Co.	4.100%	9/26/28	450	448
	Interstate Power & Light Co.	3.600%	4/1/29	240	233
	Interstate Power & Light Co.	2.300%	6/1/30	300	268
	Interstate Power & Light Co.	5.700%	10/15/33	250	266
	Interstate Power & Light Co.	4.950%	9/30/34	150	152
	Interstate Power & Light Co.	6.250%	7/15/39	250	278
	Interstate Power & Light Co.	3.700%	9/15/46	406	323
	Interstate Power & Light Co.	3.100%	11/30/51	500	346
	Interstate Power & Light Co.	5.450%	9/30/54	350	362
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	387
	IPALCO Enterprises Inc.	5.750%	4/1/34	500	523
	ITC Holdings Corp.	3.350%	11/15/27	150	146
	ITC Holdings Corp.	5.300%	7/1/43	900	872
[6]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	138	136
[9]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	600	606
[6]	Kentucky Utilities Co.	5.450%	4/15/33	500	528
	Kentucky Utilities Co.	5.125%	11/1/40	650	653
	Kentucky Utilities Co.	3.300%	6/1/50	500	367
[6]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,739
[6]	Louisville Gas & Electric Co.	5.450%	4/15/33	500	527
	MidAmerican Energy Co.	3.100%	5/1/27	450	441
	MidAmerican Energy Co.	3.650%	4/15/29	700	688
	MidAmerican Energy Co.	6.750%	12/30/31	325	376
	MidAmerican Energy Co.	5.350%	1/15/34	300	319
[6]	MidAmerican Energy Co.	5.800%	10/15/36	775	848
	MidAmerican Energy Co.	4.800%	9/15/43	300	289
	MidAmerican Energy Co.	4.400%	10/15/44	400	364
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	886
	MidAmerican Energy Co.	3.650%	8/1/48	575	463
	MidAmerican Energy Co.	5.850%	9/15/54	815	908
	MidAmerican Energy Co.	5.300%	2/1/55	900	931
[6]	Mississippi Power Co.	4.250%	3/15/42	375	331
	National Fuel Gas Co.	5.500%	1/15/26	100	101
	National Fuel Gas Co.	3.950%	9/15/27	275	270
	National Fuel Gas Co.	4.750%	9/1/28	750	753
	National Fuel Gas Co.	2.950%	3/1/31	100	88
	National Grid plc	5.602%	6/12/28	500	522
	National Grid plc	5.809%	6/12/33	1,200	1,283
	National Grid plc	5.418%	1/11/34	600	625
	National Grid USA	5.803%	4/1/35	250	262
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	500	506
[6]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	470
[6]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	1,592	1,509
[6]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	700	718
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/27	750	755
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	300	293
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	250	256
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	247
[6]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	500	513
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	784	769
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	2,000	2,077
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	386
[6]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	500	523
[6]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	300	250
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	986
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	243
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	542
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	500	513
[6]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	324
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	256	224
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	349
[6]	Nevada Power Co.	3.700%	5/1/29	500	490
[6]	Nevada Power Co.	2.400%	5/1/30	441	400
[6]	Nevada Power Co.	6.650%	4/1/36	410	465
[6]	Nevada Power Co.	3.125%	8/1/50	300	208
[6]	Nevada Power Co.	5.900%	5/1/53	500	540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nevada Power Co.	6.000%	3/15/54	400	443
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	690
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,089	1,106
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	1,066	1,089
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,060
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	750	769
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	339
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	280
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	250	259
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,236
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	300	260
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	888
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	2,218	2,281
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	900	934
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	981	985
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	1,100	1,148
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	950	1,027
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	825	865
[6]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	800	759
[6]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	300
	NiSource Inc.	3.490%	5/15/27	500	491
	NiSource Inc.	5.250%	3/30/28	550	567
	NiSource Inc.	5.200%	7/1/29	650	673
	NiSource Inc.	2.950%	9/1/29	1,614	1,514
	NiSource Inc.	3.600%	5/1/30	500	481
	NiSource Inc.	1.700%	2/15/31	500	422
	NiSource Inc.	5.350%	4/1/34	300	311
	NiSource Inc.	5.950%	6/15/41	382	407
	NiSource Inc.	5.250%	2/15/43	200	199
	NiSource Inc.	5.650%	2/1/45	500	519
	NiSource Inc.	4.375%	5/15/47	1,575	1,384
	NiSource Inc.	5.000%	6/15/52	302	290
	NiSource Inc.	6.950%	11/30/54	105	109
	NiSource Inc.	6.375%	3/31/55	600	611
	Northern States Power Co.	2.250%	4/1/31	500	441
	Northern States Power Co.	6.250%	6/1/36	325	370
	Northern States Power Co.	6.200%	7/1/37	250	282
	Northern States Power Co.	5.350%	11/1/39	375	393
	Northern States Power Co.	3.400%	8/15/42	410	335
	Northern States Power Co.	4.000%	8/15/45	200	172
	Northern States Power Co.	2.900%	3/1/50	1,890	1,322
	Northern States Power Co.	2.600%	6/1/51	600	393
	Northern States Power Co.	3.200%	4/1/52	500	365
	Northern States Power Co.	4.500%	6/1/52	450	413
	Northern States Power Co.	5.100%	5/15/53	400	404
	Northern States Power Co.	5.400%	3/15/54	500	529
	Northern States Power Co.	5.650%	6/15/54	800	866
	NorthWestern Corp.	4.176%	11/15/44	500	430
	NSTAR Electric Co.	3.200%	5/15/27	1,350	1,320
	NSTAR Electric Co.	3.250%	5/15/29	300	288
	NSTAR Electric Co.	5.400%	6/1/34	250	264
	NSTAR Electric Co.	5.500%	3/15/40	540	562
	NSTAR Electric Co.	4.400%	3/1/44	223	202
	NSTAR Electric Co.	4.950%	9/15/52	350	342
	OGE Energy Corp.	5.450%	5/15/29	150	156
	Oglethorpe Power Corp.	5.950%	11/1/39	100	106
	Oglethorpe Power Corp.	5.375%	11/1/40	1,130	1,113
	Oglethorpe Power Corp.	4.500%	4/1/47	500	439
	Oglethorpe Power Corp.	5.050%	10/1/48	350	331
	Oglethorpe Power Corp.	3.750%	8/1/50	300	231
	Oglethorpe Power Corp.	5.250%	9/1/50	300	288
	Oglethorpe Power Corp.	6.200%	12/1/53	200	219
[11]	Oglethorpe Power Corp.	5.800%	6/1/54	400	421
[6]	Ohio Power Co.	1.625%	1/15/31	700	588
	Ohio Power Co.	5.000%	6/1/33	500	509
	Ohio Power Co.	5.650%	6/1/34	1,000	1,058
	Ohio Power Co.	4.000%	6/1/49	500	410
[6]	Ohio Power Co.	2.900%	10/1/51	200	132
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	296
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	500	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	600	567
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	300	315
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	191
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	203
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	500	527
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	917
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	500	503
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	148
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,152
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	251
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,175
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	575	620
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	481
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	468
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	165
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	205
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	340
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	565	459
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	159
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	808
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,000	976
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	259
[11]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	900	957
	ONE Gas Inc.	5.100%	4/1/29	1,200	1,244
	ONE Gas Inc.	2.000%	5/15/30	200	178
	ONE Gas Inc.	4.658%	2/1/44	507	473
	Pacific Gas & Electric Co.	3.150%	1/1/26	1,550	1,521
	Pacific Gas & Electric Co.	3.300%	3/15/27	1,000	972
	Pacific Gas & Electric Co.	2.100%	8/1/27	650	609
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,124
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	571
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,654
	Pacific Gas & Electric Co.	6.100%	1/15/29	650	687
	Pacific Gas & Electric Co.	5.550%	5/15/29	700	727
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	4,120
	Pacific Gas & Electric Co.	2.500%	2/1/31	2,500	2,191
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	456
	Pacific Gas & Electric Co.	4.400%	3/1/32	388	377
	Pacific Gas & Electric Co.	6.150%	1/15/33	550	591
	Pacific Gas & Electric Co.	6.400%	6/15/33	2,417	2,642
	Pacific Gas & Electric Co.	6.950%	3/15/34	700	797
	Pacific Gas & Electric Co.	5.800%	5/15/34	1,250	1,322
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	2,071
	Pacific Gas & Electric Co.	3.300%	8/1/40	800	622
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	424
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,342
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	901
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,183
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,732
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,086
	Pacific Gas & Electric Co.	6.750%	1/15/53	450	514
	Pacific Gas & Electric Co.	6.700%	4/1/53	500	572
	Pacific Gas & Electric Co.	5.900%	10/1/54	1,000	1,036
	PacifiCorp	5.100%	2/15/29	1,000	1,033
	PacifiCorp	3.500%	6/15/29	600	580
	PacifiCorp	2.700%	9/15/30	341	310
	PacifiCorp	5.300%	2/15/31	212	221
	PacifiCorp	5.450%	2/15/34	650	676
	PacifiCorp	5.250%	6/15/35	475	486
	PacifiCorp	6.100%	8/1/36	525	572
	PacifiCorp	5.750%	4/1/37	410	435
	PacifiCorp	6.250%	10/15/37	275	304
	PacifiCorp	6.350%	7/15/38	250	276
	PacifiCorp	6.000%	1/15/39	500	541
	PacifiCorp	4.125%	1/15/49	525	436
	PacifiCorp	4.150%	2/15/50	200	166
	PacifiCorp	3.300%	3/15/51	525	371
	PacifiCorp	2.900%	6/15/52	816	528
	PacifiCorp	5.350%	12/1/53	650	643
	PacifiCorp	5.500%	5/15/54	1,000	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	5.800%	1/15/55	1,367	1,435
	PECO Energy Co.	4.900%	6/15/33	500	514
	PECO Energy Co.	3.000%	9/15/49	1,000	710
	PECO Energy Co.	2.800%	6/15/50	1,000	679
	PECO Energy Co.	3.050%	3/15/51	500	355
	PECO Energy Co.	2.850%	9/15/51	500	339
	PECO Energy Co.	4.600%	5/15/52	500	464
	PECO Energy Co.	5.250%	9/15/54	200	207
[6]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	217	199
[6]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	570	470
[6]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	262
[6]	PG&E Recovery Funding LLC	4.838%	6/1/33	600	615
[6]	PG&E Recovery Funding LLC	5.256%	1/15/38	1,300	1,369
[6]	PG&E Recovery Funding LLC	5.231%	6/1/42	600	633
[6]	PG&E Recovery Funding LLC	5.536%	7/15/47	410	435
[6]	PG&E Recovery Funding LLC	5.529%	6/1/49	1,200	1,267
[6]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	478	470
[6]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	209	208
[6]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	244
[6]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	380
[6]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	314
[6]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,090
[6]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	1,025	1,043
[6]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	237
[6]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	354
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	367
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	441
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	500	523
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	750	761
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	139
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	270
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	577
	Potomac Electric Power Co.	5.200%	3/15/34	200	209
	Potomac Electric Power Co.	6.500%	11/15/37	400	462
	Potomac Electric Power Co.	4.150%	3/15/43	550	488
	Potomac Electric Power Co.	5.500%	3/15/54	200	211
	PPL Capital Funding Inc.	3.100%	5/15/26	600	587
	PPL Capital Funding Inc.	5.250%	9/1/34	300	309
	PPL Electric Utilities Corp.	5.000%	5/15/33	550	567
	PPL Electric Utilities Corp.	4.850%	2/15/34	550	564
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	342
	PPL Electric Utilities Corp.	4.125%	6/15/44	450	400
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	265
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	298
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	263
	Progress Energy Inc.	7.750%	3/1/31	510	598
	Progress Energy Inc.	7.000%	10/30/31	200	228
	Progress Energy Inc.	6.000%	12/1/39	480	519
	Public Service Co. of Colorado	3.700%	6/15/28	300	295
[6]	Public Service Co. of Colorado	1.900%	1/15/31	300	258
	Public Service Co. of Colorado	1.875%	6/15/31	450	384
[6]	Public Service Co. of Colorado	4.100%	6/1/32	300	293
	Public Service Co. of Colorado	5.350%	5/15/34	400	420
[6]	Public Service Co. of Colorado	6.250%	9/1/37	300	336
	Public Service Co. of Colorado	3.600%	9/15/42	225	184
	Public Service Co. of Colorado	4.300%	3/15/44	700	619
	Public Service Co. of Colorado	4.100%	6/15/48	300	252
[6]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	932
[6]	Public Service Co. of Colorado	2.700%	1/15/51	200	130
[6]	Public Service Co. of Colorado	4.500%	6/1/52	400	358
	Public Service Co. of Colorado	5.250%	4/1/53	675	681
	Public Service Co. of Colorado	5.750%	5/15/54	250	271
	Public Service Co. of New Hampshire	5.350%	10/1/33	250	265
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	196
	Public Service Co. of New Hampshire	5.150%	1/15/53	500	503
	Public Service Co. of Oklahoma	5.250%	1/15/33	500	515
[6]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	478
[6]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	244
[6]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	183
[6]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Public Service Electric & Gas Co.	4.900%	12/15/32	300	310
[6]	Public Service Electric & Gas Co.	4.650%	3/15/33	500	507
[6]	Public Service Electric & Gas Co.	5.200%	3/1/34	500	525
	Public Service Electric & Gas Co.	4.850%	8/1/34	650	665
[6]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	459
[6]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	834
[6]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	220
[6]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	292
[6]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	551
[6]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	572
[6]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	293
[6]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	355
[6]	Public Service Electric & Gas Co.	5.125%	3/15/53	250	255
[6]	Public Service Electric & Gas Co.	5.450%	3/1/54	500	531
	Public Service Electric & Gas Co.	5.300%	8/1/54	1,300	1,362
	Public Service Enterprise Group Inc.	5.850%	11/15/27	300	314
	Public Service Enterprise Group Inc.	5.875%	10/15/28	500	527
	Public Service Enterprise Group Inc.	5.200%	4/1/29	3,000	3,110
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	641
	Public Service Enterprise Group Inc.	5.450%	4/1/34	250	261
	Puget Energy Inc.	2.379%	6/15/28	85	79
	Puget Energy Inc.	4.100%	6/15/30	400	385
	Puget Energy Inc.	4.224%	3/15/32	400	376
	Puget Sound Energy Inc.	5.330%	6/15/34	300	314
	Puget Sound Energy Inc.	6.274%	3/15/37	450	502
	Puget Sound Energy Inc.	5.757%	10/1/39	495	535
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	919
	Puget Sound Energy Inc.	4.223%	6/15/48	500	427
	Puget Sound Energy Inc.	5.685%	6/15/54	300	322
	San Diego Gas & Electric Co.	4.950%	8/15/28	500	514
[6]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	433
[6]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	456
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	280
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	484
[6]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	265
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	278
[6]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	589
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	393
	San Diego Gas & Electric Co.	5.350%	4/1/53	250	257
	San Diego Gas & Electric Co.	5.550%	4/15/54	500	529
[6]	SCE Recovery Funding LLC	4.697%	6/15/40	307	308
[6]	SCE Recovery Funding LLC	2.943%	11/15/42	225	192
[6]	SCE Recovery Funding LLC	3.240%	11/15/46	150	116
[6]	SCE Recovery Funding LLC	5.112%	12/15/47	275	278
	Sempra	3.250%	6/15/27	1,575	1,533
	Sempra	3.400%	2/1/28	1,650	1,601
	Sempra	3.700%	4/1/29	500	485
	Sempra	3.800%	2/1/38	900	786
	Sempra	6.000%	10/15/39	639	683
	Sempra	4.000%	2/1/48	400	325
	Sempra	4.125%	4/1/52	950	905
	Sempra	6.400%	10/1/54	575	578
	Sempra	6.875%	10/1/54	1,000	1,039
	Sierra Pacific Power Co.	2.600%	5/1/26	600	585
	Sierra Pacific Power Co.	5.900%	3/15/54	500	548
[6]	Southern California Edison Co.	1.200%	2/1/26	500	479
	Southern California Edison Co.	5.350%	3/1/26	825	837
	Southern California Edison Co.	4.400%	9/6/26	350	353
	Southern California Edison Co.	4.875%	2/1/27	500	508
	Southern California Edison Co.	5.850%	11/1/27	500	525
[6]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,378
	Southern California Edison Co.	5.300%	3/1/28	525	543
	Southern California Edison Co.	5.650%	10/1/28	500	526
[6]	Southern California Edison Co.	4.200%	3/1/29	200	199
	Southern California Edison Co.	6.650%	4/1/29	850	925
	Southern California Edison Co.	5.150%	6/1/29	825	856
	Southern California Edison Co.	2.850%	8/1/29	825	774
	Southern California Edison Co.	2.250%	6/1/30	300	268
[6]	Southern California Edison Co.	2.500%	6/1/31	500	443
	Southern California Edison Co.	5.450%	6/1/31	300	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	2.750%	2/1/32	330	294
	Southern California Edison Co.	5.950%	11/1/32	500	544
	Southern California Edison Co.	5.200%	6/1/34	600	623
[6]	Southern California Edison Co.	5.750%	4/1/35	508	545
[6]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,185
	Southern California Edison Co.	5.625%	2/1/36	500	529
[6]	Southern California Edison Co.	5.550%	1/15/37	200	212
[6]	Southern California Edison Co.	5.950%	2/1/38	200	219
	Southern California Edison Co.	5.500%	3/15/40	400	416
	Southern California Edison Co.	4.500%	9/1/40	505	471
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,677
[6]	Southern California Edison Co.	3.900%	3/15/43	475	398
[6]	Southern California Edison Co.	3.600%	2/1/45	150	118
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,606
[6]	Southern California Edison Co.	4.125%	3/1/48	970	820
[6]	Southern California Edison Co.	4.875%	3/1/49	400	380
	Southern California Edison Co.	3.650%	2/1/50	1,300	1,013
[6]	Southern California Edison Co.	2.950%	2/1/51	500	342
[6]	Southern California Edison Co.	3.650%	6/1/51	500	382
	Southern California Edison Co.	3.450%	2/1/52	500	372
	Southern California Edison Co.	5.700%	3/1/53	500	528
	Southern California Edison Co.	5.750%	4/15/54	300	322
[6]	Southern California Gas Co.	2.600%	6/15/26	725	707
	Southern California Gas Co.	2.950%	4/15/27	600	584
[6]	Southern California Gas Co.	2.550%	2/1/30	450	413
	Southern California Gas Co.	5.050%	9/1/34	400	412
	Southern California Gas Co.	3.750%	9/15/42	330	275
[6]	Southern California Gas Co.	4.125%	6/1/48	325	276
[6]	Southern California Gas Co.	4.300%	1/15/49	200	173
[6]	Southern California Gas Co.	3.950%	2/15/50	250	203
	Southern California Gas Co.	6.350%	11/15/52	500	578
	Southern California Gas Co.	5.750%	6/1/53	700	748
	Southern California Gas Co.	5.600%	4/1/54	250	265
	Southern Co.	5.150%	10/6/25	500	504
	Southern Co.	3.250%	7/1/26	500	492
	Southern Co.	5.113%	8/1/27	650	665
[6]	Southern Co.	1.750%	3/15/28	50	46
	Southern Co.	4.850%	6/15/28	1,500	1,537
	Southern Co.	5.500%	3/15/29	1,550	1,626
	Southern Co.	5.700%	10/15/32	500	536
	Southern Co.	5.200%	6/15/33	1,200	1,244
	Southern Co.	5.700%	3/15/34	1,000	1,074
	Southern Co.	4.850%	3/15/35	1,000	1,008
	Southern Co.	4.250%	7/1/36	575	546
	Southern Co.	4.400%	7/1/46	1,135	1,020
[6]	Southern Co.	4.000%	1/15/51	1,200	1,184
[6]	Southern Co.	3.750%	9/15/51	900	871
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	369
[6]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	849
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	531	549
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	750	806
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	300	303
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	134
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	470
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	803
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	434
	Southern Power Co.	4.150%	12/1/25	375	374
	Southern Power Co.	5.150%	9/15/41	506	499
	Southern Power Co.	5.250%	7/15/43	500	497
[6]	Southern Power Co.	4.950%	12/15/46	300	282
	Southwest Gas Corp.	5.800%	12/1/27	500	519
	Southwest Gas Corp.	3.700%	4/1/28	450	439
	Southwest Gas Corp.	4.050%	3/15/32	450	428
	Southwest Gas Corp.	3.800%	9/29/46	250	198
	Southwest Gas Corp.	4.150%	6/1/49	200	161
[6]	Southwestern Electric Power Co.	1.650%	3/15/26	500	482
[6]	Southwestern Electric Power Co.	2.750%	10/1/26	300	291
[6]	Southwestern Electric Power Co.	4.100%	9/15/28	550	545
	Southwestern Electric Power Co.	5.300%	4/1/33	500	516
	Southwestern Electric Power Co.	6.200%	3/15/40	300	327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	798
[6]	Southwestern Electric Power Co.	3.850%	2/1/48	375	292
	Southwestern Electric Power Co.	3.250%	11/1/51	500	346
	Southwestern Public Service Co.	4.500%	8/15/41	345	315
	Southwestern Public Service Co.	3.400%	8/15/46	450	335
[6]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	857
	Southwestern Public Service Co.	3.750%	6/15/49	259	204
[6]	Southwestern Public Service Co.	3.150%	5/1/50	550	384
	Southwestern Public Service Co.	6.000%	6/1/54	600	657
	Spire Missouri Inc.	4.800%	2/15/33	500	507
[6]	Spire Missouri Inc.	5.150%	8/15/34	200	208
	Tampa Electric Co.	4.900%	3/1/29	500	512
	Tampa Electric Co.	2.400%	3/15/31	500	439
	Tampa Electric Co.	4.350%	5/15/44	150	134
	Tampa Electric Co.	4.300%	6/15/48	300	261
	Tampa Electric Co.	3.625%	6/15/50	250	194
	Tampa Electric Co.	5.000%	7/15/52	500	486
	Toledo Edison Co.	6.150%	5/15/37	250	279
	Tucson Electric Power Co.	3.250%	5/15/32	300	274
	Tucson Electric Power Co.	5.200%	9/15/34	250	256
	Tucson Electric Power Co.	4.850%	12/1/48	490	457
	Tucson Electric Power Co.	5.500%	4/15/53	500	512
	Union Electric Co.	2.950%	6/15/27	300	292
	Union Electric Co.	3.500%	3/15/29	350	341
	Union Electric Co.	2.950%	3/15/30	800	748
	Union Electric Co.	2.150%	3/15/32	500	428
	Union Electric Co.	5.200%	4/1/34	900	941
	Union Electric Co.	3.900%	9/15/42	425	366
	Union Electric Co.	3.650%	4/15/45	575	464
	Union Electric Co.	4.000%	4/1/48	1,100	930
	Union Electric Co.	3.250%	10/1/49	100	73
	Union Electric Co.	2.625%	3/15/51	800	518
	Union Electric Co.	3.900%	4/1/52	500	412
	Union Electric Co.	5.450%	3/15/53	500	522
	Union Electric Co.	5.250%	1/15/54	250	254
[9]	Union Electric Co.	5.125%	3/15/55	450	451
[6]	Virginia Electric & Power Co.	2.950%	11/15/26	300	293
[6]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,234
[6]	Virginia Electric & Power Co.	3.800%	4/1/28	525	520
	Virginia Electric & Power Co.	2.300%	11/15/31	500	436
	Virginia Electric & Power Co.	2.400%	3/30/32	550	479
	Virginia Electric & Power Co.	5.000%	4/1/33	275	282
	Virginia Electric & Power Co.	5.300%	8/15/33	500	522
	Virginia Electric & Power Co.	5.000%	1/15/34	250	256
	Virginia Electric & Power Co.	5.050%	8/15/34	100	103
[6]	Virginia Electric & Power Co.	6.000%	1/15/36	375	411
[6]	Virginia Electric & Power Co.	6.000%	5/15/37	500	547
	Virginia Electric & Power Co.	6.350%	11/30/37	575	646
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,657
	Virginia Electric & Power Co.	4.000%	1/15/43	500	429
[6]	Virginia Electric & Power Co.	4.650%	8/15/43	500	471
	Virginia Electric & Power Co.	4.450%	2/15/44	511	465
[6]	Virginia Electric & Power Co.	4.200%	5/15/45	302	261
[6]	Virginia Electric & Power Co.	4.000%	11/15/46	500	420
[6]	Virginia Electric & Power Co.	3.800%	9/15/47	425	344
	Virginia Electric & Power Co.	4.600%	12/1/48	550	506
	Virginia Electric & Power Co.	3.300%	12/1/49	400	293
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	682
[6]	Virginia Electric & Power Co.	4.625%	5/15/52	500	459
	Virginia Electric & Power Co.	5.450%	4/1/53	525	546
	Virginia Electric & Power Co.	5.700%	8/15/53	500	536
	Virginia Electric & Power Co.	5.550%	8/15/54	100	105
[6]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	150	152
[6]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	650	670
[6]	Washington Gas Light Co.	3.796%	9/15/46	350	285
[6]	Washington Gas Light Co.	3.650%	9/15/49	500	390
	WEC Energy Group Inc.	4.750%	1/9/26	500	502
	WEC Energy Group Inc.	5.600%	9/12/26	500	513
	WEC Energy Group Inc.	5.150%	10/1/27	500	513
	WEC Energy Group Inc.	1.375%	10/15/27	500	460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WEC Energy Group Inc.	4.750%	1/15/28	500	508
	WEC Energy Group Inc.	2.200%	12/15/28	500	461
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	864
	Wisconsin Electric Power Co.	1.700%	6/15/28	50	46
	Wisconsin Electric Power Co.	5.000%	5/15/29	500	519
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	444
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	216
	Wisconsin Electric Power Co.	4.600%	10/1/34	250	251
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	222
	Wisconsin Electric Power Co.	5.050%	10/1/54	500	497
	Wisconsin Power & Light Co.	4.950%	4/1/33	500	510
	Wisconsin Power & Light Co.	5.375%	3/30/34	300	314
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	336
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	194
	Wisconsin Public Service Corp.	5.350%	11/10/25	500	505
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	62
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	334
	Xcel Energy Inc.	1.750%	3/15/27	500	471
	Xcel Energy Inc.	4.000%	6/15/28	1,000	987
	Xcel Energy Inc.	2.600%	12/1/29	240	219
	Xcel Energy Inc.	3.400%	6/1/30	450	427
	Xcel Energy Inc.	2.350%	11/15/31	500	428
	Xcel Energy Inc.	5.500%	3/15/34	675	702
	Xcel Energy Inc.	6.500%	7/1/36	610	675
	Xcel Energy Inc.	3.500%	12/1/49	400	295
					566,211
Total Corporate Bonds (Cost $6,208,015)					5,859,028
Sovereign Bonds (1.3%)
[6]	African Development Bank	0.875%	3/23/26	2,500	2,393
[6]	African Development Bank	0.875%	7/22/26	1,600	1,519
	African Development Bank	4.625%	1/4/27	1,100	1,121
	African Development Bank	4.125%	2/25/27	1,800	1,817
[6]	African Development Bank	4.375%	11/3/27	250	255
	African Development Bank	4.375%	3/14/28	4,500	4,605
	African Development Bank	3.500%	9/18/29	1,750	1,737
[6]	African Development Bank	5.750%	Perpetual	300	298
	Asian Development Bank	4.250%	1/9/26	3,875	3,890
[6]	Asian Development Bank	0.500%	2/4/26	4,000	3,824
[6]	Asian Development Bank	1.000%	4/14/26	3,000	2,874
[6]	Asian Development Bank	2.000%	4/24/26	400	389
[6]	Asian Development Bank	4.875%	5/21/26	5,000	5,086
[6]	Asian Development Bank	1.750%	8/14/26	1,841	1,777
[6]	Asian Development Bank	2.625%	1/12/27	800	782
[6]	Asian Development Bank	4.125%	1/12/27	2,500	2,525
[6]	Asian Development Bank	1.500%	1/20/27	3,525	3,358
[6]	Asian Development Bank	2.500%	11/2/27	2,985	2,886
[6]	Asian Development Bank	2.750%	1/19/28	1,000	973
[6]	Asian Development Bank	3.750%	4/25/28	2,425	2,434
[6]	Asian Development Bank	1.250%	6/9/28	500	460
[6]	Asian Development Bank	4.500%	8/25/28	2,900	2,989
[6]	Asian Development Bank	3.125%	9/26/28	1,600	1,572
[6]	Asian Development Bank	4.375%	3/6/29	2,350	2,421
[6]	Asian Development Bank	3.625%	8/28/29	2,655	2,654
[6]	Asian Development Bank	1.750%	9/19/29	200	183
[6]	Asian Development Bank	1.875%	1/24/30	1,000	914
[6]	Asian Development Bank	0.750%	10/8/30	1,500	1,265
[6]	Asian Development Bank	1.500%	3/4/31	3,000	2,621
	Asian Development Bank	3.125%	4/27/32	2,500	2,397
[6]	Asian Development Bank	3.875%	9/28/32	900	907
[6]	Asian Development Bank	4.000%	1/12/33	1,880	1,899
[6]	Asian Development Bank	3.875%	6/14/33	1,675	1,676
[6]	Asian Development Bank	4.125%	1/12/34	2,000	2,037
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,491
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,581
	Asian Infrastructure Investment Bank	4.875%	9/14/26	1,410	1,440
	Asian Infrastructure Investment Bank	4.000%	1/18/28	2,125	2,148
	Asian Infrastructure Investment Bank	4.125%	1/18/29	1,500	1,527
	Asian Infrastructure Investment Bank	4.250%	3/13/34	625	642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Government Bond	0.750%	5/19/26	5,200	4,951
	Canadian Government Bond	3.750%	4/26/28	2,500	2,513
	Canadian Government Bond	4.625%	4/30/29	1,705	1,776
	Corp. Andina de Fomento	5.250%	11/21/25	2,160	2,181
	Corp. Andina de Fomento	4.750%	4/1/26	600	604
	Corp. Andina de Fomento	2.250%	2/8/27	620	595
	Corp. Andina de Fomento	6.000%	4/26/27	900	942
	Corp. Andina de Fomento	4.125%	1/7/28	450	452
	Corp. Andina de Fomento	5.000%	1/24/29	500	517
	Council of Europe Development Bank	3.750%	5/25/26	1,025	1,024
	Council of Europe Development Bank	0.875%	9/22/26	1,000	946
	Council of Europe Development Bank	4.625%	6/11/27	529	542
	Council of Europe Development Bank	3.625%	1/26/28	1,320	1,318
	Council of Europe Development Bank	4.125%	1/24/29	400	407
	Equinor ASA	3.000%	4/6/27	941	919
	Equinor ASA	3.625%	9/10/28	1,200	1,183
	Equinor ASA	3.125%	4/6/30	500	475
	Equinor ASA	2.375%	5/22/30	1,500	1,369
	Equinor ASA	5.100%	8/17/40	2,100	2,152
	Equinor ASA	4.250%	11/23/41	325	299
	Equinor ASA	3.950%	5/15/43	175	153
	Equinor ASA	4.800%	11/8/43	1,015	1,006
	Equinor ASA	3.250%	11/18/49	750	563
	Equinor ASA	3.700%	4/6/50	2,360	1,916
[6]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,537
[6]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,912
[6]	European Bank for Reconstruction & Development	4.375%	3/9/28	3,650	3,736
	European Bank for Reconstruction & Development	4.125%	1/25/29	200	204
[6]	European Bank for Reconstruction & Development	4.250%	3/13/34	850	873
	European Investment Bank	0.375%	12/15/25	5,500	5,270
	European Investment Bank	0.375%	3/26/26	5,000	4,750
	European Investment Bank	2.125%	4/13/26	1,000	975
	European Investment Bank	0.750%	10/26/26	1,950	1,836
[6]	European Investment Bank	1.375%	3/15/27	2,775	2,628
	European Investment Bank	4.375%	3/19/27	3,400	3,459
	European Investment Bank	2.375%	5/24/27	5,166	5,003
	European Investment Bank	0.625%	10/21/27	500	457
	European Investment Bank	3.250%	11/15/27	2,500	2,473
	European Investment Bank	3.875%	3/15/28	4,300	4,335
	European Investment Bank	4.500%	10/16/28	2,775	2,867
	European Investment Bank	4.000%	2/15/29	2,300	2,334
	European Investment Bank	4.750%	6/15/29	5,000	5,238
	European Investment Bank	1.625%	10/9/29	350	318
	European Investment Bank	3.750%	11/15/29	4,200	4,221
	European Investment Bank	0.875%	5/17/30	400	344
	European Investment Bank	3.625%	7/15/30	3,775	3,766
	European Investment Bank	0.750%	9/23/30	1,200	1,015
	European Investment Bank	1.250%	2/14/31	3,000	2,586
	European Investment Bank	4.375%	10/10/31	5,450	5,662
	European Investment Bank	3.750%	2/14/33	2,100	2,086
	European Investment Bank	4.125%	2/13/34	3,600	3,667
	European Investment Bank	4.875%	2/15/36	1,300	1,410
[12]	Export Development Canada	4.375%	6/29/26	2,500	2,522
[12]	Export Development Canada	3.000%	5/25/27	1,700	1,672
[12]	Export Development Canada	3.750%	9/7/27	2,095	2,101
[12]	Export Development Canada	3.875%	2/14/28	1,900	1,913
[12]	Export Development Canada	4.125%	2/13/29	2,750	2,800
[12]	Export Development Canada	4.750%	6/5/34	740	791
	Export-Import Bank of Korea	3.250%	11/10/25	300	296
	Export-Import Bank of Korea	4.875%	1/11/26	400	403
	Export-Import Bank of Korea	0.625%	2/9/26	500	477
	Export-Import Bank of Korea	2.625%	5/26/26	925	902
	Export-Import Bank of Korea	1.125%	12/29/26	205	192
	Export-Import Bank of Korea	4.625%	1/11/27	200	203
	Export-Import Bank of Korea	1.625%	1/18/27	400	379
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	981
	Export-Import Bank of Korea	4.000%	9/11/27	450	451
	Export-Import Bank of Korea	4.250%	9/15/27	650	655
	Export-Import Bank of Korea	5.000%	1/11/28	500	514
	Export-Import Bank of Korea	4.500%	1/11/29	200	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	4.000%	9/11/29	600	599
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,355
	Export-Import Bank of Korea	1.375%	2/9/31	500	417
	Export-Import Bank of Korea	2.125%	1/18/32	650	557
	Export-Import Bank of Korea	4.500%	9/15/32	500	501
	Export-Import Bank of Korea	5.125%	1/11/33	730	764
	Export-Import Bank of Korea	5.125%	9/18/33	600	630
	Export-Import Bank of Korea	2.500%	6/29/41	875	648
[6]	Hong Kong Government International Bond	1.750%	11/24/31	825	714
[6]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,823
[6]	Inter-American Development Bank	4.500%	5/15/26	2,250	2,274
[6]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,860
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,565
	Inter-American Development Bank	4.375%	2/1/27	1,760	1,787
	Inter-American Development Bank	2.375%	7/7/27	800	773
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,390
	Inter-American Development Bank	4.000%	1/12/28	4,550	4,600
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,824
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,160
	Inter-American Development Bank	4.125%	2/15/29	2,100	2,141
	Inter-American Development Bank	2.250%	6/18/29	1,000	940
[6]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,993
[6]	Inter-American Development Bank	3.625%	9/17/31	2,625	2,602
[6]	Inter-American Development Bank	3.500%	4/12/33	1,925	1,873
[6]	Inter-American Development Bank	4.500%	9/13/33	2,300	2,406
	Inter-American Development Bank	4.375%	7/17/34	1,722	1,785
[6]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,506
	Inter-American Development Bank	3.200%	8/7/42	550	472
	Inter-American Development Bank	4.375%	1/24/44	450	449
	Inter-American Investment Corp.	3.625%	2/17/27	200	200
	Inter-American Investment Corp.	4.125%	2/15/28	1,050	1,063
	Inter-American Investment Corp.	4.750%	9/19/28	475	493
	Inter-American Investment Corp.	4.250%	2/14/29	775	791
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,777
[6]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	1,981
	International Bank for Reconstruction & Development	4.750%	4/10/26	1,400	1,419
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,164
	International Bank for Reconstruction & Development	4.000%	8/27/26	692	696
[6]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	343
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	6,169
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,289
	International Bank for Reconstruction & Development	3.500%	7/12/28	4,250	4,231
	International Bank for Reconstruction & Development	4.625%	8/1/28	3,525	3,649
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,203
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	499
[6]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,369
	International Bank for Reconstruction & Development	3.875%	2/14/30	5,475	5,529
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	859
	International Bank for Reconstruction & Development	4.000%	7/25/30	2,925	2,972
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,593
	International Bank for Reconstruction & Development	4.000%	1/10/31	2,000	2,029
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	5,161
	International Bank for Reconstruction & Development	4.500%	4/10/31	7,450	7,774
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,379
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,759
	International Bank for Reconstruction & Development	4.750%	11/14/33	1,500	1,598
	International Bank for Reconstruction & Development	3.875%	8/28/34	2,500	2,491
[6]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	479
[6]	International Finance Corp.	2.125%	4/7/26	1,505	1,467
[6]	International Finance Corp.	4.375%	1/15/27	850	862
[6]	International Finance Corp.	4.500%	7/13/28	850	877
[6]	International Finance Corp.	4.250%	7/2/29	3,000	3,077
	International Finance Corp.	0.750%	8/27/30	800	677
[13]	Japan Bank for International Cooperation	4.250%	1/26/26	2,250	2,253
[13]	Japan Bank for International Cooperation	4.250%	4/27/26	1,125	1,128
[13]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,462
[13]	Japan Bank for International Cooperation	2.875%	7/21/27	500	487
[13]	Japan Bank for International Cooperation	4.625%	7/22/27	1,276	1,303
[13]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,129
[13]	Japan Bank for International Cooperation	4.625%	7/19/28	575	592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,274
[13]	Japan Bank for International Cooperation	4.875%	10/18/28	200	208
[13]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,483
[13]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,796
[13]	Japan Bank for International Cooperation	2.000%	10/17/29	300	274
[13]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	851
[13]	Japan Bank for International Cooperation	4.375%	1/24/31	300	307
[13]	Japan Bank for International Cooperation	1.875%	4/15/31	500	441
[13]	Japan Bank for International Cooperation	4.625%	4/17/34	1,000	1,046
[13]	Japan International Cooperation Agency	2.750%	4/27/27	700	680
[13]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,948
[13]	Japan International Cooperation Agency	4.000%	5/23/28	600	602
[13]	Japan International Cooperation Agency	3.375%	6/12/28	550	540
[13]	Japan International Cooperation Agency	4.750%	5/21/29	406	421
[13]	Japan International Cooperation Agency	1.000%	7/22/30	200	170
[13]	Japan International Cooperation Agency	1.750%	4/28/31	500	435
[14]	KFW	0.625%	1/22/26	4,000	3,833
[14]	KFW	5.000%	3/16/26	9,000	9,144
[14]	KFW	3.625%	4/1/26	2,750	2,741
[14]	KFW	4.625%	8/7/26	3,275	3,326
[14]	KFW	1.000%	10/1/26	9,000	8,533
[14]	KFW	4.375%	3/1/27	2,925	2,975
[14]	KFW	3.000%	5/20/27	585	576
[9,14]	KFW	3.500%	8/27/27	1,000	997
[14]	KFW	3.750%	2/15/28	3,825	3,840
[14]	KFW	2.875%	4/3/28	2,300	2,244
[14]	KFW	3.875%	6/15/28	3,525	3,557
[14]	KFW	4.000%	3/15/29	6,200	6,295
[14]	KFW	1.750%	9/14/29	900	824
[14]	KFW	0.750%	9/30/30	2,000	1,690
[14]	KFW	4.750%	10/29/30	1,275	1,350
[14]	KFW	4.125%	7/15/33	3,200	3,262
[14]	KFW	4.375%	2/28/34	1,275	1,326
[14]	KFW	0.000%	4/18/36	600	378
[14]	KFW	0.000%	6/29/37	1,700	1,016
	Korea Development Bank	3.000%	1/13/26	2,300	2,267
	Korea Development Bank	5.375%	10/23/26	500	512
	Korea Development Bank	4.625%	2/15/27	900	914
	Korea Development Bank	1.375%	4/25/27	500	469
	Korea Development Bank	4.375%	2/15/28	2,150	2,170
	Korea Development Bank	5.375%	10/23/28	500	524
	Korea Development Bank	4.500%	2/15/29	1,000	1,018
	Korea Development Bank	1.625%	1/19/31	1,000	847
	Korea Development Bank	2.000%	10/25/31	500	426
	Korea Development Bank	4.375%	2/15/33	1,600	1,590
	Korea Development Bank	5.625%	10/23/33	500	543
[14]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,295
[6,14]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	796
[6,14]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,541
[6,14]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	1,250	1,260
[14]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	1,090	1,133
[14]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	850
[6,14]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	800	866
	Nordic Investment Bank	5.000%	10/15/25	490	495
[6]	Nordic Investment Bank	0.500%	1/21/26	1,000	956
	Nordic Investment Bank	4.375%	3/14/28	2,900	2,966
	Nordic Investment Bank	4.250%	2/28/29	1,075	1,100
[15]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	580	581
[6,15]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,101
[15]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	580	594
[15]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	1,568	1,610
[15]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,996
[15]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	1,800	1,833
[6,15]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	600	610
[15]	Oesterreichische Kontrollbank AG	3.750%	9/5/29	850	853
[6]	Oriental Republic of Uruguay	4.375%	10/27/27	975	982
[6]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,312
[6]	Oriental Republic of Uruguay	5.750%	10/28/34	1,855	2,016
[6]	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,100
[6]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,529
[6]	Oriental Republic of Uruguay	4.975%	4/20/55	2,680	2,602
[6]	Oriental Republic of Uruguay	5.250%	9/10/60	700	700
[16]	Petroleos Mexicanos	2.378%	4/15/25	20	20
	Province of Alberta	3.300%	3/15/28	1,100	1,084
	Province of Alberta	4.500%	6/26/29	1,000	1,030
	Province of Alberta	1.300%	7/22/30	2,566	2,224
	Province of Alberta	4.500%	1/24/34	1,000	1,025
	Province of British Columbia	2.250%	6/2/26	1,707	1,661
	Province of British Columbia	0.900%	7/20/26	1,275	1,210
	Province of British Columbia	4.800%	11/15/28	1,100	1,144
	Province of British Columbia	4.900%	4/24/29	2,100	2,195
	Province of British Columbia	1.300%	1/29/31	500	427
	Province of British Columbia	4.200%	7/6/33	1,100	1,104
	Province of British Columbia	4.750%	6/12/34	2,688	2,810
	Province of Manitoba	2.125%	6/22/26	850	825
	Province of Manitoba	4.300%	7/27/33	950	959
	Province of Manitoba	4.900%	5/31/34	665	703
	Province of New Brunswick	3.625%	2/24/28	500	495
	Province of Ontario	2.500%	4/27/26	1,000	978
	Province of Ontario	2.300%	6/15/26	2,000	1,947
	Province of Ontario	3.100%	5/19/27	4,025	3,958
	Province of Ontario	4.200%	1/18/29	1,600	1,625
	Province of Ontario	3.700%	9/17/29	2,325	2,314
	Province of Ontario	2.000%	10/2/29	1,700	1,560
	Province of Ontario	1.125%	10/7/30	2,800	2,390
	Province of Ontario	1.600%	2/25/31	5,000	4,343
	Province of Ontario	1.800%	10/14/31	500	434
	Province of Ontario	5.050%	4/24/34	1,457	1,557
	Province of Quebec	2.500%	4/20/26	700	685
	Province of Quebec	2.750%	4/12/27	3,250	3,172
	Province of Quebec	3.625%	4/13/28	1,150	1,145
	Province of Quebec	4.500%	4/3/29	2,525	2,597
[6]	Province of Quebec	7.500%	9/15/29	1,075	1,249
	Province of Quebec	1.350%	5/28/30	1,200	1,047
	Province of Quebec	1.900%	4/21/31	800	705
	Province of Quebec	4.500%	9/8/33	1,225	1,258
	Province of Quebec	4.250%	9/5/34	1,250	1,257
	Province of Saskatchewan	3.250%	6/8/27	700	689
	Republic of Chile	3.125%	1/21/26	710	696
[6]	Republic of Chile	2.750%	1/31/27	1,525	1,473
[6]	Republic of Chile	3.240%	2/6/28	2,660	2,575
[6]	Republic of Chile	4.850%	1/22/29	400	409
[6]	Republic of Chile	2.450%	1/31/31	921	822
[6]	Republic of Chile	2.550%	1/27/32	1,279	1,130
[6]	Republic of Chile	2.550%	7/27/33	2,709	2,324
[6]	Republic of Chile	3.500%	1/31/34	1,259	1,156
[6]	Republic of Chile	4.950%	1/5/36	1,601	1,623
[6]	Republic of Chile	3.100%	5/7/41	2,440	1,910
[6]	Republic of Chile	4.340%	3/7/42	1,236	1,131
	Republic of Chile	3.860%	6/21/47	1,100	909
[6]	Republic of Chile	3.500%	1/25/50	1,915	1,475
[6]	Republic of Chile	4.000%	1/31/52	1,465	1,213
[6]	Republic of Chile	5.330%	1/5/54	900	912
[6]	Republic of Chile	3.100%	1/22/61	1,675	1,116
[6]	Republic of Chile	3.250%	9/21/71	500	334
[6]	Republic of Hungary	7.625%	3/29/41	1,350	1,607
[6]	Republic of Indonesia	4.150%	9/20/27	650	652
	Republic of Indonesia	3.500%	1/11/28	1,300	1,276
[6]	Republic of Indonesia	4.550%	1/11/28	850	861
	Republic of Indonesia	4.100%	4/24/28	1,000	1,001
	Republic of Indonesia	4.750%	2/11/29	1,350	1,383
[6]	Republic of Indonesia	4.400%	3/10/29	200	202
	Republic of Indonesia	3.400%	9/18/29	1,100	1,060
	Republic of Indonesia	2.850%	2/14/30	350	326
	Republic of Indonesia	3.850%	10/15/30	2,100	2,049
	Republic of Indonesia	1.850%	3/12/31	600	516
[6]	Republic of Indonesia	2.150%	7/28/31	1,100	953
[6]	Republic of Indonesia	3.550%	3/31/32	1,250	1,176
[6]	Republic of Indonesia	4.700%	2/10/34	775	781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Republic of Indonesia	4.750%	9/10/34	600	606
	Republic of Indonesia	4.350%	1/11/48	2,075	1,916
	Republic of Indonesia	5.350%	2/11/49	1,500	1,587
	Republic of Indonesia	3.700%	10/30/49	825	681
	Republic of Indonesia	4.200%	10/15/50	2,005	1,795
	Republic of Indonesia	3.050%	3/12/51	850	620
[6]	Republic of Indonesia	4.300%	3/31/52	700	634
[6]	Republic of Indonesia	5.450%	9/20/52	200	212
[6]	Republic of Indonesia	5.650%	1/11/53	700	760
[6]	Republic of Indonesia	5.100%	2/10/54	1,075	1,089
[6]	Republic of Indonesia	3.200%	9/23/61	800	559
	Republic of Indonesia	4.450%	4/15/70	750	668
	Republic of Indonesia	3.350%	3/12/71	500	351
[6]	Republic of Italy	1.250%	2/17/26	2,900	2,781
[6]	Republic of Italy	2.875%	10/17/29	2,000	1,855
[6]	Republic of Italy	5.375%	6/15/33	1,925	1,982
[6]	Republic of Italy	4.000%	10/17/49	1,900	1,460
[6]	Republic of Italy	3.875%	5/6/51	2,500	1,837
	Republic of Korea	2.750%	1/19/27	2,800	2,739
	Republic of Korea	2.500%	6/19/29	900	852
	Republic of Korea	4.500%	7/3/29	500	517
	Republic of Korea	1.000%	9/16/30	1,000	852
	Republic of Korea	1.750%	10/15/31	550	475
	Republic of Korea	4.125%	6/10/44	655	616
	Republic of Korea	3.875%	9/20/48	390	350
	Republic of Panama	7.125%	1/29/26	1,358	1,396
	Republic of Panama	8.875%	9/30/27	368	409
[6]	Republic of Panama	3.875%	3/17/28	1,980	1,909
	Republic of Panama	9.375%	4/1/29	1,070	1,243
[6]	Republic of Panama	3.160%	1/23/30	400	358
[6]	Republic of Panama	7.500%	3/1/31	900	986
[6]	Republic of Panama	2.252%	9/29/32	2,325	1,802
[6]	Republic of Panama	6.400%	2/14/35	1,900	1,945
[6]	Republic of Panama	6.700%	1/26/36	1,444	1,508
[6]	Republic of Panama	6.875%	1/31/36	400	420
[6]	Republic of Panama	8.000%	3/1/38	1,080	1,220
[6]	Republic of Panama	4.500%	5/15/47	200	152
[6]	Republic of Panama	4.500%	4/16/50	2,310	1,699
[6]	Republic of Panama	4.300%	4/29/53	1,250	886
[6]	Republic of Panama	6.853%	3/28/54	1,160	1,176
[6]	Republic of Panama	4.500%	4/1/56	2,650	1,908
[6]	Republic of Panama	7.875%	3/1/57	250	283
[6]	Republic of Panama	3.870%	7/23/60	3,350	2,108
[6]	Republic of Panama	4.500%	1/19/63	1,400	982
[6]	Republic of Peru	2.392%	1/23/26	600	582
	Republic of Peru	4.125%	8/25/27	250	248
[6]	Republic of Peru	2.783%	1/23/31	4,900	4,374
[6]	Republic of Peru	1.862%	12/1/32	1,100	883
	Republic of Peru	8.750%	11/21/33	2,385	3,005
[6]	Republic of Peru	3.000%	1/15/34	1,800	1,545
[6]	Republic of Peru	5.375%	2/8/35	400	410
[6]	Republic of Peru	6.550%	3/14/37	600	672
[6]	Republic of Peru	3.300%	3/11/41	1,000	790
	Republic of Peru	5.625%	11/18/50	2,150	2,214
[6]	Republic of Peru	3.550%	3/10/51	400	303
[6]	Republic of Peru	5.875%	8/8/54	1,600	1,682
[6]	Republic of Peru	2.780%	12/1/60	1,700	1,026
[6]	Republic of Peru	3.600%	1/15/72	650	446
[6]	Republic of Peru	3.230%	7/28/21	1,200	716
	Republic of Poland	3.250%	4/6/26	1,150	1,136
[6]	Republic of Poland	5.500%	11/16/27	1,300	1,357
[6]	Republic of Poland	4.625%	3/18/29	1,300	1,329
[6]	Republic of Poland	5.750%	11/16/32	975	1,047
[6]	Republic of Poland	4.875%	10/4/33	1,800	1,830
[6]	Republic of Poland	5.125%	9/18/34	2,500	2,571
[6]	Republic of Poland	5.500%	4/4/53	2,105	2,156
[6]	Republic of Poland	5.500%	3/18/54	2,900	2,963
	Republic of the Philippines	5.500%	3/30/26	1,500	1,526
	Republic of the Philippines	3.229%	3/29/27	450	441
	Republic of the Philippines	5.170%	10/13/27	600	617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of the Philippines	3.000%	2/1/28	1,725	1,661
	Republic of the Philippines	4.625%	7/17/28	500	507
	Republic of the Philippines	3.750%	1/14/29	2,000	1,965
	Republic of the Philippines	9.500%	2/2/30	1,525	1,896
	Republic of the Philippines	4.375%	3/5/30	500	502
	Republic of the Philippines	2.457%	5/5/30	2,000	1,816
	Republic of the Philippines	7.750%	1/14/31	775	916
	Republic of the Philippines	1.648%	6/10/31	1,423	1,201
	Republic of the Philippines	1.950%	1/6/32	675	572
	Republic of the Philippines	6.375%	1/15/32	600	670
	Republic of the Philippines	3.556%	9/29/32	800	750
	Republic of the Philippines	5.609%	4/13/33	400	428
	Republic of the Philippines	5.000%	7/17/33	1,050	1,082
	Republic of the Philippines	5.250%	5/14/34	800	837
	Republic of the Philippines	6.375%	10/23/34	2,175	2,475
	Republic of the Philippines	4.750%	3/5/35	700	706
	Republic of the Philippines	5.000%	1/13/37	400	413
	Republic of the Philippines	3.950%	1/20/40	1,500	1,357
	Republic of the Philippines	3.700%	3/1/41	1,534	1,333
	Republic of the Philippines	3.700%	2/2/42	1,885	1,627
	Republic of the Philippines	2.950%	5/5/45	1,750	1,293
	Republic of the Philippines	2.650%	12/10/45	1,400	986
	Republic of the Philippines	3.200%	7/6/46	1,875	1,427
	Republic of the Philippines	4.200%	3/29/47	925	826
	Republic of the Philippines	5.950%	10/13/47	600	676
	Republic of the Philippines	5.500%	1/17/48	400	426
	Republic of the Philippines	5.600%	5/14/49	800	863
	Republic of the Philippines	5.175%	9/5/49	700	712
[6]	State of Israel	2.875%	3/16/26	1,100	1,064
[6]	State of Israel	3.250%	1/17/28	790	746
[6]	State of Israel	5.375%	3/12/29	1,700	1,725
[6]	State of Israel	2.500%	1/15/30	200	175
[6]	State of Israel	2.750%	7/3/30	1,550	1,357
[6]	State of Israel	4.500%	1/17/33	1,975	1,853
[6]	State of Israel	5.500%	3/12/34	2,500	2,493
[6]	State of Israel	4.500%	1/30/43	1,650	1,400
[6]	State of Israel	4.125%	1/17/48	800	620
[6]	State of Israel	3.375%	1/15/50	1,585	1,075
[6]	State of Israel	3.875%	7/3/50	1,650	1,206
[6]	State of Israel	5.750%	3/12/54	2,500	2,378
[6]	State of Israel	4.500%	4/3/20	900	661
[6]	Svensk Exportkredit AB	4.625%	11/28/25	1,060	1,066
[6]	Svensk Exportkredit AB	4.375%	2/13/26	1,125	1,129
[6]	Svensk Exportkredit AB	4.875%	9/14/26	260	265
[6]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	963
[6]	Svensk Exportkredit AB	3.750%	9/13/27	1,275	1,278
	Svensk Exportkredit AB	4.125%	6/14/28	1,000	1,014
[6]	Svensk Exportkredit AB	4.250%	2/1/29	300	306
[6]	Svensk Exportkredit AB	4.875%	10/4/30	920	970
	United Mexican States	4.125%	1/21/26	2,968	2,953
	United Mexican States	4.150%	3/28/27	3,370	3,348
	United Mexican States	3.750%	1/11/28	1,175	1,145
[6]	United Mexican States	5.400%	2/9/28	800	818
	United Mexican States	4.500%	4/22/29	2,000	1,977
[6]	United Mexican States	5.000%	5/7/29	1,263	1,271
[6]	United Mexican States	3.250%	4/16/30	3,000	2,753
[6]	United Mexican States	2.659%	5/24/31	2,700	2,321
[6]	United Mexican States	8.300%	8/15/31	1,000	1,202
[6]	United Mexican States	4.750%	4/27/32	2,200	2,119
[6]	United Mexican States	7.500%	4/8/33	400	459
[6]	United Mexican States	4.875%	5/19/33	2,925	2,803
[6]	United Mexican States	3.500%	2/12/34	2,200	1,874
[6]	United Mexican States	6.750%	9/27/34	1,450	1,568
[6]	United Mexican States	6.350%	2/9/35	2,225	2,335
[6]	United Mexican States	6.000%	5/7/36	3,468	3,537
	United Mexican States	6.050%	1/11/40	2,321	2,353
[6]	United Mexican States	4.280%	8/14/41	2,091	1,714
[6]	United Mexican States	4.750%	3/8/44	3,022	2,559
	United Mexican States	5.550%	1/21/45	1,150	1,098
	United Mexican States	4.600%	1/23/46	2,530	2,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	4.350%	1/15/47	1,410	1,112
	United Mexican States	4.600%	2/10/48	2,070	1,668
[6]	United Mexican States	4.500%	1/31/50	1,200	955
[6]	United Mexican States	5.000%	4/27/51	2,500	2,112
[6]	United Mexican States	4.400%	2/12/52	2,025	1,558
[6]	United Mexican States	6.338%	5/4/53	2,385	2,372
[6]	United Mexican States	6.400%	5/7/54	2,108	2,114
[6]	United Mexican States	3.771%	5/24/61	2,875	1,879
[6]	United Mexican States	5.750%	10/12/10	2,114	1,839
Total Sovereign Bonds (Cost $783,361)					750,032
Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	40	39
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	325	267
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	120
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	253
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	126
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	55
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	512
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	180	212
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,122
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	154
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	400	491
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	506
	California Earthquake Authority Revenue	5.603%	7/1/27	275	279
	California GO	2.650%	4/1/26	250	245
	California GO	1.700%	2/1/28	350	328
	California GO	3.500%	4/1/28	400	397
	California GO	5.125%	9/1/29	375	398
	California GO	2.500%	10/1/29	590	555
	California GO	1.750%	11/1/30	260	230
	California GO	5.750%	10/1/31	100	110
	California GO	4.500%	4/1/33	850	857
	California GO	7.500%	4/1/34	1,770	2,122
	California GO	5.150%	9/1/34	250	264
	California GO	4.600%	4/1/38	1,925	1,891
	California GO	7.550%	4/1/39	2,815	3,538
	California GO	7.300%	10/1/39	1,000	1,204
	California GO	7.350%	11/1/39	725	877
	California GO	7.625%	3/1/40	1,150	1,439
	California GO	7.600%	11/1/40	2,000	2,547
	California State University Systemwide Revenue	3.899%	11/1/47	250	223
	California State University Systemwide Revenue	2.897%	11/1/51	500	377
	California State University Systemwide Revenue	2.975%	11/1/51	465	346
	California State University Systemwide Revenue	2.719%	11/1/52	500	357
	California State University Systemwide Revenue	2.939%	11/1/52	500	359
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	106
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	376
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	535
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	462
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	307
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	325
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,455	1,664
	Clark County NV Airport System Revenue	6.820%	7/1/45	325	387
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	469
	Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	264
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	356
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	348
	Connecticut GO	5.090%	10/1/30	575	582
	Connecticut GO	5.850%	3/15/32	610	661
	Cook County IL GO	6.229%	11/15/34	400	437
	Dallas County TX Hospital District GO	5.621%	8/15/44	100	106
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	326
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	74
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	328
[17]	Dallas TX Independent School District GO	6.450%	2/15/35	150	151
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	256
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	340
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	749
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	52
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	266
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	343
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	795
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	888
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	850	896
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	443
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	573	654
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,318	1,508
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	140	165
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	209
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	371
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	343
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	339
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	318
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	401
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	350	323
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	370	347
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	487
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	331
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,147
	Houston TX GO	6.290%	3/1/32	600	652
	Houston TX GO	3.961%	3/1/47	355	315
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	227
	Illinois GO	5.100%	6/1/33	6,937	7,045
	Illinois GO	6.630%	2/1/35	110	118
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	383
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	291
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	315	318
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	95	97
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	364
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	279
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	202
[18]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	439
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	390
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	479
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	592
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	421
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	61
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	200	161
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	401	396
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	344	350
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	698
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	300	311
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	197
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	690
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	700	732
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	350	364
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/56	342	356
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	395
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	369
	Massachusetts GO	5.456%	12/1/39	845	895
	Massachusetts GO	2.900%	9/1/49	575	426
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	536
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	289
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	279
	Massachusetts SO Revenue	4.110%	7/15/31	307	305
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	112
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	35	33
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	729
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	540
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	225
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	317
	Michigan State University Revenue	4.496%	8/15/48	200	192
	Michigan State University Revenue	4.165%	8/15/22	465	382
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	275	221
	Mississippi GO	5.245%	11/1/34	250	258
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	314
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	284
[19]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,550
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	471
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	512
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	300	276
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	700
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,830	2,173
	New York City NY GO	4.610%	9/1/37	500	502
	New York City NY GO	5.517%	10/1/37	475	500
	New York City NY GO	6.271%	12/1/37	325	360
	New York City NY GO	5.263%	10/1/52	200	215
	New York City NY GO	5.828%	10/1/53	200	230
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	107
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	318
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	108
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	82
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	332
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,284
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	157
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	658
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	564
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	341
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	455	553
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	99
	New York State Thruway Authority General Revenue	2.900%	1/1/35	230	205
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/29	60	60
	New York State Urban Development Corp. Revenue	3.900%	3/15/33	240	233
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	400	415
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	141
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	830
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	271
	Ohio State University General Receipts Revenue	4.800%	6/1/11	415	393
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	238
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	440	431
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	407
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	343
	Oregon GO	5.892%	6/1/27	296	304
[20]	Oregon School Boards Association GO	5.528%	6/30/28	87	89
	Pennsylvania State University Revenue	2.790%	9/1/43	425	336
	Pennsylvania State University Revenue	2.840%	9/1/50	300	214
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	391
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	211
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	137
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	215
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	864
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	988
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	375
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	154
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	200	156
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	136
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	179
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,705	1,575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	540
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	283
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	232
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	165
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	71
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	337
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	85
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	284
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	292
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	306
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	212
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	224
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	362
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	246
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	528
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	440
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,096
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/27	450	459
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	330
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	352
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	540
	State Public School Building Authority PA Revenue	5.000%	9/15/27	275	281
	Texas GO	5.517%	4/1/39	1,030	1,105
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	1,479	1,530
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	1,350	1,422
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	666
	Texas Transportation Commission GO	4.681%	4/1/40	100	99
	Texas Transportation Commission GO	2.472%	10/1/44	725	532
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,311
[20]	Tucson City AZ COP	2.856%	7/1/47	300	223
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	246
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,584
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	144
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	361
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	600	568
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	476
	University of California Revenue	1.316%	5/15/27	925	866
	University of California Revenue	1.614%	5/15/30	525	462
	University of California Revenue	3.071%	5/15/51	500	364
	University of California Revenue	4.858%	5/15/12	705	660
	University of California Revenue	4.767%	5/15/15	150	138
	University of Michigan Revenue	2.437%	4/1/40	275	213
	University of Michigan Revenue	2.562%	4/1/50	200	136
	University of Michigan Revenue	3.504%	4/1/52	475	386
	University of Michigan Revenue	4.454%	4/1/22	1,100	968
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	182
[18]	University of Oregon Revenue	3.424%	3/1/60	750	576
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	246
	University of Texas Financing System Revenue	4.794%	8/15/46	300	301
	University of Texas Financing System Revenue	3.354%	8/15/47	200	162
	University of Texas Financing System Revenue	2.439%	8/15/49	225	150
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	745
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	216
	University of Virginia Revenue	2.256%	9/1/50	1,075	671
	University of Virginia Revenue	4.179%	9/1/17	250	212
[20]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	140	142
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	300	295
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	966
Total Taxable Municipal Bonds (Cost $130,322)					118,249

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[21,22]	Vanguard Market Liquidity Fund (Cost $454,742)	5.014%	4,548,299	454,830
Total Investments (100.2%) (Cost $31,230,878)				58,207,734
Other Assets and Liabilities—Net (-0.2%)				(136,744)
Net Assets (100%)				58,070,990
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,821,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $37,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	U.S. government-guaranteed.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $67,209,000, representing 0.1% of net assets.
12	Guaranteed by the Government of Canada.
13	Guaranteed by the Government of Japan.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Republic of Austria.
16	Guaranteed by the Government of Mexico.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
22	Collateral of $41,867,000 was received for securities on loan.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2024	474	54,169	64
E-mini Russell 2000 Index	December 2024	76	8,547	163
E-mini S&P 500 Index	December 2024	453	131,693	1,123
E-mini S&P Mid-Cap 400 Index	December 2024	2	630	16
				1,366

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,536,023	345	10	35,536,378
Preferred Stocks	—	—	—	—
Rights	7	—	96	103
Warrants	61	—	—	61
U.S. Government and Agency Obligations	—	14,967,546	—	14,967,546
Asset-Backed/Commercial Mortgage-Backed Securities	—	521,507	—	521,507
Corporate Bonds	—	5,859,028	—	5,859,028
Sovereign Bonds	—	750,032	—	750,032
Taxable Municipal Bonds	—	118,249	—	118,249
Temporary Cash Investments	454,830	—	—	454,830
Total	35,990,921	22,216,707	106	58,207,734

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,366	—	—	1,366
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	722,008	NA1	NA1	15	59	16,082	—	454,830
Vanguard Total Bond Market ETF	6,573	37,018	5,082	(592)	1,420	661	—	39,337
Total	728,581	37,018	5,082	(577)	1,479	16,743	—	494,167
1	Not applicable—purchases and sales are for temporary cash investment purposes.